As filed with the SEC on May 20, 2005.

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04419
AEGON/TRANSAMERICA SERIES FUND, INC. (n/k/a AEGON/TRANSAMERICA SERIES TRUST)
(Exact name of registrant as specified in charter)
570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 – March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1 5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of registrant as of March 31, 2005 are attached.

Aegon Bond

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (16.0%)
U.S. Treasury Bond
11.75%, due 11/15/2014 (a)	$2,500	$3,287
7.25%, due 05/15/2016 (a)	2,000	2,453
7.50%, due 11/15/2016 (a)	2,750	3,448
7.25%, due 08/15/2022	300	383
6.25%, due 08/15/2023	5,000	5,822
7.63%, due 02/15/2025	1,125	1,516
6.50%, due 11/15/2026 (a)	1,500	1,821
U.S. Treasury STRIPS, Zero Coupon
0.00%, due 05/15/2008	1,000	884
0.00%, due 02/15/2009	200	171
0.00%, due 02/15/2010	1,800	1,473
0.00%, due 02/15/2011	950	740
0.00%, due 05/15/2012	1,200	878
0.00%, due 08/15/2012	250	180
0.00%, due 11/15/2012	1,200	855
0.00%, due 02/15/2013	200	141
0.00%, due 05/15/2013	200	139
0.00%, due 11/15/2013	3,000	2,027
0.00%, due 02/15/2014	750	500
0.00%, due 02/15/2016	1,650	988
0.00%, due 05/15/2016	2,200	1,299
0.00%, due 02/15/2017	8,400	4,766
0.00%, due 02/15/2019	300	152
0.00%, due 02/15/2022	150	65
0.00%, due 02/15/2023	750	307
Total U.S. Government Obligations (cost: $31,988)		34,295

U.S. GOVERNMENT AGENCY OBLIGATIONS (49.4%)
FHLMC
6.50%, due 05/01/2009	297	308
6.88%, due 09/15/2010	500	555
5.75%, due 01/15/2012	200	212
6.50%, due 04/01/2016	203	212
6.50%, due 12/01/2017	627	656
4.00%, due 05/01/2019	1,126	1,078
FHLMC-Series 2247
7.50%, due 08/15/2030	474	484
FHLMC-Series 1466
7.50%, due 02/15/2023	1,141	1,199
FHLMC-Series 1512
6.50%, due 02/15/2008	87	87
FHLMC-Series 1695
7.00%, due 03/15/2024	1,000	1,060
FHLMC-Series 1798
5.00%, due 05/15/2023	525	525
FHLMC-Series 1844
6.50%, due 10/15/2013	118	120
FHLMC-Series 2102
6.00%, due 12/15/2013	1,500	1,551
6.00%, due 12/15/2013	2,802	2,893
FHLMC-Series 2169
7.00%, due 06/15/2029	1,000	1,085
FHLMC-Series 2210
8.00%, due 01/15/2030	1,517	1,619
FHLMC-Series 2256
7.25%, due 09/15/2030	2,000	2,076
FHLMC-Series 2259
7.00%, due 10/15/2030	1,260	1,300
FHLMC-Series 2271
7.25%, due 12/15/2030	650	679

FHLMC-Series 2317
6.50%, due 04/15/2031	$677	$688
FHLMC-Series 2344
6.50%, due 08/15/2031	568	588
FHLMC-Series 2357
6.50%, due 12/15/2017	733	742
FHLMC-Series 2367
6.00%, due 01/15/2019	320	322
FHLMC-Series 2371
6.00%, due 08/15/2015	2,000	2,051
FHLMC-Series 2392
6.00%, due 12/15/2020	1,000	1,030
FHLMC-Series 2410
5.50%, due 02/15/2009	859	866
FHLMC-Series 2423
7.00%, due 03/15/2032	4,127	4,309
FHLMC-Series 2424
6.38%, due 03/15/2032	1,000	1,040
FHLMC-Series 2430B
6.50%, due 03/15/2032	729	768
FHLMC-Series 2434
7.00%, due 04/15/2032	1,000	1,058
FHLMC-Series 2435B
6.00%, due 02/15/2013	1,186	1,226
FHLMC-Series 2444
6.50%, due 02/15/2013	191	190
FHLMC-Series 2450
5.19%, due 03/15/2032 (b) (c)	624	54
7.00%, due 05/15/2032	1,186	1,240
FHLMC-Series 2460
6.00%, due 11/15/2029	589	606
FHLMC-Series 2462
6.50%, due 06/15/2032	600	631
FHLMC-Series 2474
4.89%, due 07/15/2017 (b) (c)	2,155	153
FHLMC-Series 2484
6.50%, due 07/15/2032	892	949
FHLMC-Series 2496
8.50%, due 11/15/2015	51	51
FHLMC-Series 2503
5.50%, due 11/15/2015	600	611
FHLMC-Series 2515
4.00%, due 03/15/2032	1,000	918
FHLMC-Series 2518
5.50%, due 09/15/2013	826	843
FHLMC-Series 2527
5.50%, due 10/15/2013	833	849
6.00%, due 11/15/2032	500	515
FHLMC-Series 2535
5.50%, due 12/15/2022	1,000	1,018
FHLMC-Series 2541
5.50%, due 02/15/2017	1,000	1,022
FHLMC-Series 2557
5.00%, due 07/15/2014	1,000	1,010
FHLMC-Series 2565
6.00%, due 05/15/2030	500	505
FHLMC-Series 2567
6.00%, due 02/15/2033	500	514
FHLMC-Series 2597
4.74%, due 02/15/2033 (b) (c)	1,649	128
FHLMC-Series 2599
4.19%, due 02/15/2033 (b) (c)	2,553	173
FHLMC-Series 2610
4.29%, due 03/15/2033 (b) (c)	2,659	187
FHLMC-Series 2668
4.70%, due 10/15/2015 (b) (c)	847	728
FHLMC-Series 2684, Zero Coupon
0.00%, due 10/15/2033 (d)	250	127
FHLMC-Series 2691
4.79%, due 10/15/2033 (b)	220	149
FHLMC-Series 2705
4.79%, due 11/15/2033 (b)	129	93

FHLMC-Series 2727
4.86%, due 01/15/2034 (b)	$700	$403
FHLMC-Series 2753
6.38%, due 02/15/2034 (b)	150	115
FHLMC-Series 2755
8.58%, due 05/15/2030 (b)	435	422
FHLMC-Series 2769, Zero Coupon
0.00%, due 03/15/2034 (d)	128	75
FHLMC-Series 2776
4.86%, due 04/15/2034 (b)	226	151
FHLMC-Series 2846, Zero Coupon
0.00%, due 08/15/2034 (d)	250	196
FHLMC-Series 77
8.50%, due 09/15/2020	399	398
FHLMC-Series T-041
7.50%, due 07/25/2032	1,074	1,131
FHLMC-Series T-051
7.50%, due 08/25/2042 (b)	462	485
FHLMC-Series T-054
6.50%, due 02/25/2043	978	1,013
7.00%, due 02/25/2043	321	339
FNMA
7.50%, due 01/01/2008	258	265
6.50%, due 04/01/2008	285	292
6.50%, due 04/01/2009	249	259
8.00%, due 07/01/2009	363	382
5.50%, due 06/01/2012	315	322
5.00%, due 12/01/2016	328	328
5.50%, due 03/01/2017	861	877
6.50%, due 03/01/2017	266	278
5.50%, due 09/01/2017	669	681
4.00%, due 07/01/2018	246	236
4.50%, due 03/01/2019	904	884
9.00%, due 10/01/2019	362	394
9.00%, due 06/01/2025	283	310
6.00%, due 12/01/2032	683	699
6.00%, due 03/01/2033	284	291
6.00%, due 03/01/2033	201	206
6.00%, due 03/01/2033	349	357
4.91%, due 01/01/2035 (b)	490	491
FNMA-Series 1993-190
12.21%, due 10/25/2008 (b)	221	233
FNMA-Series 1994-G013
7.00%, due 06/17/2022	492	500
FNMA-Series 2001-44
7.00%, due 09/25/2031	601	626
7.00%, due 09/25/2031	881	920
FNMA-Series 2001-5
6.00%, due 03/25/2016	1,000	1,032
FNMA-Series 2001-61
7.00%, due 12/25/2016	1,220	1,299
7.00%, due 11/25/2031	631	672
FNMA-Series 2001-7
7.00%, due 03/25/2031	399	415
FNMA-Series 2002-1
6.50%, due 02/25/2022	890	923
15.93%, due 02/25/2032 (b)	146	157
FNMA-Series 2002-13
10.00%, due 03/25/2032 (b)	100	109
FNMA-Series 2002-18
5.50%, due 04/25/2017	1,000	1,026
FNMA-Series 2002-48B
6.50%, due 11/25/2032	1,000	1,061
FNMA-Series 2002-59B
6.50%, due 04/25/2032	1,847	1,860
6.50%, due 04/25/2032	1,500	1,540
FNMA-Series 2002-74
5.00%, due 11/25/2015	1,500	1,505
FNMA-Series 2002-77
9.26%, due 12/25/2032 (b)	235	229
FNMA-Series 2002-W5
6.00%, due 07/25/2029	367	367
FNMA-Series 2003-22
4.00%, due 04/25/2033	500	423

FNMA-Series 2003-39
5.50%, due 05/25/2023	$500	$512
FNMA-Series 2003-47
5.75%, due 06/25/2033	750	753
FNMA-Series 2003-64
7.03%, due 07/25/2033 (b)	291	198
FNMA-Series 2003-71
3.88%, due 08/25/2033 (b)	283	206
FNMA-Series 2003-91
8.08%, due 09/25/2033 (b)	188	176
FNMA-Series 2003-W1
6.50%, due 12/25/2042	930	959
7.50%, due 12/25/2042	433	454
FNMA-Series 2003-W4
6.50%, due 10/25/2042	261	265
FNMA-Series 2004-14
5.10%, due 03/25/2034 (b)	207	144
FNMA-Series 2004-21, Zero Coupon
0.00%, due 04/25/2034 (d)	117	71
FNMA-Series 2004-25
11.69%, due 04/25/2034 (b)	474	474
FNMA-Series 2004-36
5.50%, due 02/25/2034	600	612
11.69%, due 05/25/2034 (b)	707	700
FNMA-Series 2004-58B
5.15%, due 04/25/2034 (b)	250	246
FNMA-Series 2020-9
6.50%, due 12/25/2012	780	802
FNMA-Series 329, Zero Coupon
0.00%, due 01/01/2033 (d)	263	201
FNMA-Series 340, Zero Coupon
0.00%, due 09/01/2033 (d)	168	123
FNMA-Series 8816
9.50%, due 06/25/2018	435	467
FNMA-Series 93008
7.00%, due 01/25/2008	674	692
GNMA
7.50%, due 09/15/2009	463	480
8.00%, due 01/15/2016	293	311
7.00%, due 07/15/2017	368	388
6.50%, due 03/15/2023	476	501
GNMA-Series 1994-7
6.50%, due 10/16/2024	1,200	1,268
GNMA-Series 1997-7
9.00%, due 05/16/2027	110	118
GNMA-Series 1999-10
6.50%, due 04/20/2029	734	758
GNMA-Series 1999-40
7.50%, due 11/20/2029	716	760
GNMA-Series 1999-44
8.00%, due 12/20/2029	408	431
GNMA-Series 2000-27
7.50%, due 09/20/2030	507	526
GNMA-Series 2000-36
7.33%, due 11/20/2030	182	189
GNMA-Series 2000-9
8.50%, due 02/16/2030	769	854
8.00%, due 06/20/2030	185	195
GNMA-Series 2001-64
6.50%, due 12/20/2031	773	809
GNMA-Series 2001-7
6.50%, due 03/20/2031	946	980
GNMA-Series 2002-2
6.50%, due 01/20/2019	239	240
GNMA-Series 2002-24
5.13%, due 04/16/2032 (b) (c)	954	87
GNMA-Series 2002-40
6.50%, due 06/20/2032	1,400	1,478
GNMA-Series 2002-45
6.50%, due 06/20/2032	500	524
GNMA-Series 2002-47
6.50%, due 07/16/2032	1,000	1,051
6.50%, due 07/20/2032	892	929

GNMA-Series 2002-51
20.15%, due 04/20/2031 (b)	$143	$166
GNMA-Series 2002-54
6.50%, due 08/20/2032	500	522
GNMA-Series 2002-67
6.00%, due 03/20/2013	4,077	4,172
GNMA-Series 2002-7
6.50%, due 01/20/2032	1,000	1,035
GNMA-Series 2002-71
6.00%, due 12/20/2014	854	868
GNMA-Series 2003-18
7.00%, due 10/20/2031	463	493
GNMA-Series 2003-24, Zero Coupon
0.00%, due 03/16/2033 (d)	124	102
GNMA-Series 2003-4
5.50%, due 12/20/2013	845	861
5.50%, due 01/20/2032 (c)	813	129
GNMA-Series 2003-46
6.50%, due 06/20/2033	850	894
GNMA-Series 2003-52, Zero Coupon
0.00%, due 06/16/2033 (d)	305	236
GNMA-Series 2003-66, Zero Coupon
0.00%, due 08/20/2033 (d)	34	29
GNMA-Series 2004-28
11.91%, due 04/16/2034 (b)	144	144
U.S. Department of Veteran Affairs-Series 1997-1
7.50%, due 02/15/2027	1,807	1,946
U.S. Department of Veteran Affairs-Series 2003-1
5.75%, due 12/15/2020	197	198
Total U.S. Government Agency Obligations (cost: $108,583)		105,555

FOREIGN GOVERNMENT OBLIGATIONS (0.5%)
United Mexican States
4.63%, due 10/08/2008	330	326
6.38%, due 01/16/2013	75	78
7.50%, due 04/08/2033	600	636
Total Foreign Government Obligations (cost: $994)		1,040

MORTGAGE-BACKED SECURITIES (11.2%)
American Housing Trust-Series V
9.13%, due 04/25/2021	148	147
Banc of America Funding Corp.-Series 2004-1, Zero Coupon
0.00%, due 03/25/2034 (d)	212	163
Bear Stearns Commercial Mortgage Securities-Series 2000-WF1
7.64%, due 02/15/2032	101	108
CBM Funding Corp.-Series 1996-1
7.08%, due 11/01/2007	1,153	1,196
Citicorp Mortgage Securities, Inc.-Series 1995-2
7.50%, due 04/25/2025	112	112
Commercial Mortgage Asset Trust-Series 1999-C1
6.59%, due 07/17/2008	2,000	2,079
Commercial Mortgage Pass-Through-Series 2001-J2-144A
6.30%, due 07/16/2034	4,000	4,277
Countrywide Alternative Loan Trust-Series 2003-J1, Zero Coupon
0.00%, due 10/25/2033 (d)	248	201
Countrywide Asset-Backed Certificates-Series 2004-AB2
3.12%, due 05/25/2036 (b)	500	501
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19
5.50%, due 10/25/2034	84	84
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7
4.11%, due 06/25/2034 (b)	312	302
Countrywide Home Loan Mortgage Pass Through Trust-Series 2004-HYB1
4.31%, due 05/20/2034 (b)	314	310
GE Capital Commercial Mortgage Corp.-Series 2001-2
6.44%, due 08/11/2033	3,000	3,253
LB Commercial Conduit Mortgage Trust-Series 1999-C1
6.41%, due 06/15/2031	972	995
MASTR Adjustable Rate Mortgages Trust-Series 2004-13
3.82%, due 12/21/2034 (b)	475	468

MASTR Alternative Loans Trust-Series 2004-10
4.50%, due 09/25/2019	$529	$514
MASTR Asset Securitization Trust-Series 2003-4
5.00%, due 05/25/2018	309	312
Morgan Stanley Capital I-Series 1998-HF2
6.22%, due 11/15/2030 (b)	2,000	2,136
MortgageIT Trust, Series 2005-1
2.97%, due 02/25/2035 (b)	327	327
Prudential Securities Secured Financing Corp.-Series 1998-C1
6.51%, due 07/15/2008	3,000	3,155
Residential Accredit Loans, Inc.-Series 2002-QS16
10.66%, due 10/25/2017 (b)	189	201
Residential Accredit Loans, Inc.-Series 2003-QS3
10.67%, due 02/25/2018 (b)	155	161
Washington Mutual MSC Mortgage Pass-Through CTFS-Series 2003-MS7, Zero Coupon
0.00%, due 03/25/2033 (d)	272	207
Washington Mutual-Series 2002-S7, Zero Coupon
0.00%, due 11/25/2017 (d)	328	293
Wells Fargo Mortgage Backed Securities Trust-Series 2004-7
5.00%, due 07/25/2019	462	459
Wells Fargo Mortgage Backed Securities Trust-Series 2004-BB
4.59%, due 01/25/2035 (b)	965	957
Wells Fargo Mortgage Backed Securities Trust-Series 2004-EE
3.99%, due 01/25/2035 (b)	487	478
Wells Fargo Mortgage Backed Securities Trust-Series 2004-S
3.54%, due 09/25/2034 (b)	500	484
Total Mortgage-Backed Securities (cost: $23,069)		23,880

ASSET-BACKED SECURITIES (2.8%)
AmeriCredit Automobile Receivables Trust-Series 2002-A
4.61%, due 01/12/2009	180	182
CIT Rv Trust-Series 1998-A
6.09%, due 02/15/2012	36	37
First Horizon Asset Securities, Inc.-Series 2004-AR7
4.96%, due 02/25/2035 (b) (e)	675	678
MBNA Credit Card Master Note Trust-Series 2003-1C
4.51%, due 06/15/2012 (b)	150	159
MBNA Master Credit Card Trust USA-Series 1999-J-144A
7.85%, due 02/15/2012	300	336
Nomura Asset Acceptance Corp.-Series 2003-A1
7.00%, due 04/25/2033	73	73
6.00%, due 05/25/2033	201	204
Onyx Acceptance Grantor Trust-Series 2002-C
4.07%, due 04/15/2009	899	900
Residential Asset Mortgage Products, Inc.-Series 2001-RS3
6.29%, due 10/25/2031	115	116
Systems 2001 AT LLC-Series 2001-144A
6.66%, due 09/15/2013	1,301	1,410
Washington Mutual-Series 2004-AR3
4.24%, due 06/25/2034 (b)	206	203
WFS Financial Owner Trust-Series 2002-2
4.50%, due 02/20/2010	1,750	1,761
Total Asset-Backed Securities (cost: $5,944)		6,059

CORPORATE DEBT SECURITIES (17.1%)
Automotive (0.7%)
DaimlerChrysler NA Holding Corp.-Series A
7.38%, due 09/15/2006	1,000	1,042
Ford Motor Co.
6.63%, due 02/15/2028	300	252
Toyota Motor Credit Corp.
2.88%, due 08/01/2008	100	96
Business Services (0.1%)
International Lease Finance Corp.
5.88%, due 05/01/2013	75	77
PHH Corp.
7.13%, due 03/01/2013	100	110
Chemicals & Allied Products (1.1%)
Dow Chemical Co. (The)
6.13%, due 02/01/2011	260	278

DSM NV-144A
6.75%, due 05/15/2009	$2,000	$2,136
Commercial Banks (2.2%)
Bank of America Corp.
7.40%, due 01/15/2011	2,000	2,255
Citigroup, Inc.
4.25%, due 07/29/2009	200	197
5.63%, due 08/27/2012	400	414
Corp Andina de Fomento CAF
5.20%, due 05/21/2013	100	100
Keycorp-Series G
4.70%, due 05/21/2009	100	100
State Street Corp.
7.65%, due 06/15/2010	300	342
Suntrust Banks, Inc.
6.38%, due 04/01/2011	250	273
Wachovia Bank NA
7.80%, due 08/18/2010	250	286
Wachovia Corp.
3.50%, due 08/15/2008	150	146
Wells Fargo & Co.
3.13%, due 04/01/2009	260	247
4.20%, due 01/15/2010	300	293
Communication (1.0%)
Comcast Corp.
5.50%, due 03/15/2011	350	357
COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,066
Tele-Communications-TCI Group
9.80%, due 02/01/2012	500	627
Computer & Office Equipment (0.1%)
International Business Machines Corp.
6.22%, due 08/01/2027	250	271
Construction (0.3%)
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	500	625
Electric Services (0.8%)
Appalachian Power Co. Series E
4.80%, due 06/15/2005	200	201
Constellation Energy Group, Inc.
7.00%, due 04/01/2012	250	278
Dominion Resources, Inc.
6.25%, due 06/30/2012	240	257
DTE Energy Co.
6.65%, due 04/15/2009	200	213
Duke Energy Corp.
4.20%, due 10/01/2008	50	49
5.63%, due 11/30/2012	200	206
Exelon Generation Co. LLC
6.95%, due 06/15/2011	250	275
Ohio Valley Electric Corp.-144A
5.94%, due 02/12/2006	125	127
PSEG Power LLC
7.75%, due 04/15/2011	115	131
Food Stores (0.1%)
Kroger Co. (The)
8.05%, due 02/01/2010	200	225
Gas Production & Distribution (0.1%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	100	114
Southern California Gas Co.
4.80%, due 10/01/2012	100	99
Holding & Other Investment Offices (0.5%)
EOP Operating, LP
6.75%, due 02/15/2012	300	325
Illinois State
5.10%, due 06/01/2033	600	573
Washington Mutual Bank FA
6.88%, due 06/15/2011	250	276

Insurance (0.2%)
American General Finance Corp.
5.38%, due 10/01/2012	$100	$101
International Lease Finance Corp.
4.50%, due 05/01/2008	75	75
MGIC Investment Corp.
6.00%, due 03/15/2007	150	155
XL Capital, Ltd.
5.25%, due 09/15/2014	50	49
Life Insurance (0.7%)
ASIF Global Financing XIX-144A
4.90%, due 01/17/2013	500	497
ASIF Global Financing XX-144A
2.65%, due 01/17/2006	200	198
John Hancock Global Funding, Ltd.-144A
7.90%, due 07/02/2010	300	343
New York Life Global Funding-144A
3.88%, due 01/15/2009	200	196
Protective Life Secured Trust (Protective Life Insurance Co.)
4.00%, due 04/01/2011	250	239
Mortgage Bankers & Brokers (0.9%)
American General Finance Corp.
4.50%, due 11/15/2007	170	170
Captiva Finance, Ltd.-Series A-144A
6.86%, due 11/30/2009 (e)	663	663
Countrywide Home Loans
4.00%, due 03/22/2011	225	213
Countrywide Home Loans, Inc.
3.25%, due 05/21/2008	250	239
MassMutual Global Funding II-144A
3.50%, due 03/15/2010	150	141
Principal Life Global Funding I-144A
2.80%, due 06/26/2008	140	133
6.25%, due 02/15/2012	250	269
Motion Pictures (0.5%)
Historic TW, Inc.
8.18%, due 08/15/2007	400	431
9.15%, due 02/01/2023	500	657
Paper & Allied Products (0.1%)
International Paper Co.
4.25%, due 01/15/2009	65	64
4.00%, due 04/01/2010	165	159
Union Camp Corp.
6.50%, due 11/15/2007	50	52
Personal Credit Institutions (3.7%)
Ford Motor Credit Co.
7.38%, due 10/28/2009	1,000	1,004
General Electric Capital Corp.
4.25%, due 01/15/2008	700	697
4.63%, due 09/15/2009	500	500
6.13%, due 02/22/2011	500	534
5.88%, due 02/15/2012	200	211
6.00%, due 06/15/2012	750	799
General Motors Acceptance Corp.
7.25%, due 03/02/2011	1,500	1,393
General Motors Nova Scotia Finance Co.
6.85%, due 10/15/2008	2,000	1,920
Household Finance Corp.
6.40%, due 06/17/2008	100	105
6.75%, due 05/15/2011	760	832
Railroads (0.1%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	222
Savings Institutions (0.1%)
Popular North America, Inc.
4.25%, due 04/01/2008	150	149
Security & Commodity Brokers (2.4%)
Bear Stearns Cos. Inc. (The)
3.25%, due 03/25/2009	500	474
Credit Suisse First Boston (USA), Inc.
4.70%, due 06/01/2009	125	125

4.88%, due 01/15/2015	$300	$289
Goldman Sachs Group, Inc. (The)
6.88%, due 01/15/2011	1,400	1,527
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,139
Merrill Lynch & Co., Inc.
5.45%, due 07/15/2014	300	302
Morgan Stanley
4.25%, due 05/15/2010	500	488
6.75%, due 04/15/2011	400	436
6.60%, due 04/01/2012	250	273
4.75%, due 04/01/2014	145	138
Telecommunications (1.4%)
AT&T Wireless Services, Inc.
7.50%, due 05/01/2007	225	239
7.88%, due 03/01/2011	100	114
BellSouth Corp.
6.00%, due 10/15/2011	250	265
British Telecommunications PLC
8.88%, due 12/15/2030 (f)	400	533
France Telecom SA
8.00%, due 03/01/2011 (f)	200	229
GTE Corp.
7.51%, due 04/01/2009	475	521
Liberty Media Corp.
5.70%, due 05/15/2013	25	24
NYNEX Corp.
9.55%, due 05/01/2010	217	240
Sprint Capital Corp.
6.88%, due 11/15/2028	800	857
Total Corporate Debt Securities (cost: $35,504)		36,562

CONVERTIBLE BONDS (0.2%)
Telecommunications (0.2%)
Nynex Capital Funding Co.-Series B
8.23%, due 10/15/2009	400	447
Total Convertible Bonds (cost: $430)		447

SECURITY LENDING COLLATERAL (4.5%)
Debt (4.0%)
Bank Notes (0.4%)
Bank of America
2.77%, due 04/18/2005 (b)	95	95
2.82%, due 05/16/2005	95	95
2.54%, due 06/01/2005 (b)	110	110
2.80%, due 06/09/2005 (b)	47	47
Bear Stearns & Co.
3.01%, due 06/02/2005 (b)	190	190
3.01%, due 09/08/2005 (b)	142	142
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (b)	47	47
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (b)	47	47
3.05%, due 03/10/2006 (b)	47	47
Commercial Paper (1.2%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	95	95
2.69%, due 04/12/2005	118	118
CIESCO - 144A
2.68%, due 04/20/2005	26	26
Compass Securitization - 144A
2.71%, due 04/11/2005	71	71
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	71	71
Fairway Finance - 144A
2.64%, due 04/01/2005	91	91
2.75%, due 04/12/2005	76	76
Falcon Asset Securitization Corp. - 144A

2.73%, due 04/13/2005	$47	$47
2.77%, due 04/18/2005	166	166
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	71	71
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	165	165
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (b)	308	308
2.95%, due 12/09/2005 (b)	299	299
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	71	71
2.63%, due 04/11/2005	119	119
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	164	164
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	94	94
2.80%, due 04/20/2005	118	118
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	94	94
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	71	71
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	119	119
Yorktown Capital LLC
2.64%, due 04/01/2005	71	71
Euro Dollar Overnight (0.5%)
Bank of Montreal
2.60%, due 04/04/2005	597	597
BNP Paribas
2.73%, due 04/07/2005	119	119
Calyon
2.84%, due 04/01/2005	10	10
Keybank
2.84%, due 04/01/2005	142	142
Royal Bank of Scotland
2.59%, due 04/01/2005	261	261
Euro Dollar Terms (0.8%)
Bank of Montreal
2.75%, due 04/08/2005	119	119
Bank of Nova Scotia
2.70%, due 04/11/2005	159	159
2.73%, due 04/14/2005	119	119
Barclays
2.79%, due 04/25/2005	220	220
Branch Banker &Trust
2.74%, due 04/18/2005	119	119
Calyon
2.77%, due 04/21/2005	35	35
2.77%, due 04/28/2005	179	179
Citigroup
2.87%, due 06/06/2005	119	119
Fortis Bank
2.44%, due 04/14/2005	2	2
Rabobank Nederland
2.75%, due 04/27/2005	111	111
Royal Bank of Canada
2.78%, due 04/29/2005	39	39
Royal Bank of Scotland
2.75%, due 04/19/2005	119	119
Svenska Handlesbanken
2.63%, due 04/15/2005	119	119
The Bank of the West
2.79%, due 04/22/2005	24	24
Toronto Dominion Bank
2.75%, due 05/09/2005	4	4
3.01%, due 06/24/2005	—	—	(g)
UBS AG
2.81%, due 05/03/2005	49	49
Wells Fargo & Co.
2.79%, due 04/08/2005	119	119

2.78%, due 04/21/2005	$119	$119
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	17	17
Repurchase Agreements (1.1%) (h)
Credit Suisse First Boston Corp. 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $583 on 04/01/2005	583	583
Goldman Sachs Group, Inc. (The) 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $1,155 on 04/01/2005	1,155	1,155
Morgan Stanley Dean Witter & Co. 2.98%, Repurchase Agreement dated 03/31/2005 to be repurchased at $474 on 04/01/2005	474	474

	Shares	Value
Investment Companies (0.5%)
Money Market Funds (0.5%)
American Beacon Funds
1-day yield of 2.70%	142,259	$142
BGI Institutional Money Market Fund
1-day yield of 2.79%	571,404	571
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	57,918	58
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	153,183	153
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (i)	152,171	152
Total Security Lending Collateral (cost: $9,553)		9,553

Total Investment Securities (cost: $216,065)		$217,391

SUMMARY:
Investments, at value	101.7%	$217,391
Liabilities in excess of other assets	(1.7)%	(3,678)
Net assets	100.0%	$213,713

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $9,133.
(b)	Floating or variable rate note. Rate is listed as of March 31, 2005.
(c)	Interest only security. Holder is entitled to interest payments on the underlying pool.
(d)	Principal only security. Holder is entitled to principal cash flows on the underlying pool.
(e)	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Directors.
(f)	Securities are stepbonds. Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch below A-/A3.
(g)	Value is less than $1.
(h)

Cash collateral for the Repurchase Agreements, valued at $2256, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(i)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
ADR	American Depositary Receipt
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $12,573 or 5.9% of the net assets of the Fund.

American Century International

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.7%)
Switzerland (0.7%)
Compagnie Financiere Richemont AG-Class A	51,570	$1,620
Total Convertible Preferred Stocks (cost: $1,289)		1,620

COMMON STOCKS (95.8%)
Australia (5.0%)
Amcor, Ltd.	429,830	2,380
BHP Billiton, Ltd.	255,720	3,534
Commonwealth Bank of Australia	86,790	2,347
Macquarie Infrastructure Group	630,970	1,757
QBE Insurance Group, Ltd. (a)	178,300	2,053
Austria (1.2%)
Erste Bank der Oesterreichischen Sparkassen AG	56,876	2,976
Belgium (1.1%)
KBC Bancassurance Holding	29,930	2,525
Canada (2.5%)
EnCana Corp. (a)	32,412	2,288
Shoppers Drug Mart Corp. (a)	66,372	2,214
Thomson Corp. (The)	42,570	1,427
Denmark (0.7%)
Novo Nordisk A/S-Class B (a)	31,010	1,727
Finland (0.6%)
Stora Enso OYJ-Class R (a)	103,510	1,454
France (13.5%)
Accor SA	20,990	1,028
AXA	88,622	2,362
Cie Generale D’Optique Essilor International SA	21,380	1,546
Credit Agricole SA	33,667	916
Groupe Danone	25,730	2,561
Lafarge SA	25,270	2,448
Pernod-Ricard	15,250	2,130
Pinault-Printemps-Redoute SA	11,080	1,185
Sanofi-Aventis	11,710	988
Schneider Electric SA	29,020	2,275
Societe Generale-Class A	28,114	2,922
Total SA	30,390	7,114
Vinci SA (a)	16,351	2,358
Vivendi Universal SA (b)	76,030	2,330
Germany (5.7%)
Adidas-Salomon AG	6,570	1,043
BASF AG	29,180	2,070

Continental AG	37,790	$2,932
Deutsche Telekom AG (a)(b)	65,360	1,305
E.ON AG	20,130	1,728
Fresenius Medical Care AG (a)	17,960	1,455
Metro AG	23,210	1,246
Puma AG Rudolf Dassler Sport (a)	7,205	1,805
Greece (1.9%)
Alpha Bank A.E. (b)	69,086	2,328
National Bank of Greece SA	16,640	564
OPAP SA	56,520	1,652
Hong Kong (1.2%)
CLP Holdings, Ltd.	258,500	1,472
CNOOC, Ltd.	2,551,000	1,374
Ireland (2.2%)
Anglo Irish Bank Corp. PLC	118,513	2,971
Bank of Ireland	149,810	2,366
Italy (2.2%)
ENI-Ente Nazionale Idrocarburi SpA	112,770	2,932
Saipem SpA	187,910	2,385
Japan (22.3%)
Aeon Credit Service Co., Ltd.	7,900	534
Ajinomoto Co., Inc. (a)	140,000	1,709
Bank of Yokohama, Ltd. (The)	463,000	2,825
Canon, Inc.	17,850	958
Daikin Industries, Ltd.	79,500	2,003
Denso Corp.	88,600	2,207
East Japan Railway Co.	430	2,311
Eisai Co., Ltd.	51,100	1,736
Fuji Photo Film Co., Ltd.	67,000	2,451
Honda Motor Co., Ltd.	35,500	1,779
Hoya Corp.	18,503	2,037
Kao Corp.	42,000	966
KDDI Corp.	270	1,338
Komatsu, Ltd.	302,000	2,271
Matsushita Electric Industrial Co., Ltd.	161,000	2,374
Mitsubishi Tokyo Financial Group, Inc.	290	2,517
Nintendo Co., Ltd.	6,300	688
Omron Corp.	92,900	2,028
ORIX Corp.	17,300	2,207
Osaka Gas Co., Ltd.	324,000	998
Seven-Eleven Japan Co., Ltd.	46,800	1,371
Shin-Etsu Chemical Co., Ltd.	37,000	1,402
Sumitomo Metal Mining Co., Ltd.	159,000	1,197
Sumitomo Mitsui Financial Group, Inc. (a)	160	1,084
Taisei Corp.	314,000	1,178
Takefuji Corp.	30,800	2,075
Toray Industries, Inc. (a)	426,000	1,912
Toto, Ltd.	111,000	953
Toyota Motor Corp.	38,000	1,415
Yamada Denki Co., Ltd.	44,300	2,323
Yamanouchi Pharmaceutical Co., Ltd.	70,400	2,385

Luxembourg (0.5%)
Arcelor	48,420	$1,107
Mexico (1.0%)
America Movil SA de CV-Class L-ADR	45,685	2,357
Netherlands (2.6%)
ING Groep NV	118,706	3,587
Royal Numico NV (a)(b)	66,340	2,715
Norway (1.4%)
DnB Nor ASA (a)	171,370	1,753
Telenor ASA	180,580	1,626
Russia (0.5%)
Mobile Telesystems, ADR (a)	35,340	1,244
Spain (2.3%)
Cintra Concesiones de Infraestructuras de Transporte SA (b)	109,536	1,179
Grupo Ferrovial SA	34,360	1,947
Telefonica SA	131,110	2,285
Sweden (1.1%)
Autoliv, Inc., SDR (a)	12,419	594
Volvo AB-Class B (a)	48,540	2,149
Switzerland (4.3%)
Novartis AG (a)	110,700	5,168
Roche Holding AG-Genusschein (a)	22,344	2,396
UBS AG	33,084	2,795
United Kingdom (19.9%)
AstraZeneca PLC	71,230	2,807
BAA PLC	210,250	2,318
BG Group PLC	207,650	1,613
Boots Group PLC	50,408	594
BP PLC	596,872	6,184
Diageo PLC	168,870	2,380
GlaxoSmithKline PLC	257,070	5,890
HSBC Holdings PLC	30,410	481
Legal & General Group PLC	760,340	1,627
Man Group PLC	36,740	954
Next PLC	75,390	2,267
O2 PLC (b)	174,418	393
Reckitt Benckiser PLC	119,216	3,788
Royal Bank of Scotland Group PLC	110,548	3,517
Smith & Nephew PLC	237,665	2,234
Tesco PLC	621,450	3,715
Vodafone Group PLC	1,928,190	5,117
Wolseley PLC	81,910	1,714
United States (2.1%)
iShares MSCI EAFE Index Fund (a)	25,000	3,971
Synthes, Inc.	9,500	1,057
Total Common Stocks (cost: $204,003)		229,228

	Principal	Value
SECURITY LENDING COLLATERAL (13.7%)
Debt (12.2%)
Bank Notes (1.2%)
Bank of America
2.77%, due 04/18/2005 (c)	$326	$326

2.82%, due 05/16/2005	$326	$326
2.54%, due 06/01/2005 (c)	379	379
2.80%, due 06/09/2005 (c)	163	163
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	651	651
3.01%, due 09/08/2005 (c)	488	488
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	163	163
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	163	163
3.05%, due 03/10/2006 (c)	163	163
Commercial Paper (3.6%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	326	326
2.69%, due 04/12/2005	406	406
CIESCO - 144A
2.68%, due 04/20/2005	90	90
Compass Securitization - 144A
2.71%, due 04/11/2005	244	244
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	244	244
Fairway Finance - 144A
2.64%, due 04/01/2005	311	311
2.75%, due 04/12/2005	260	260
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	161	161
2.77%, due 04/18/2005	569	569
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	244	244
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	568	568
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	1,058	1,058
2.95%, due 12/09/2005 (c)	1,026	1,026
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	244	244
2.63%, due 04/11/2005	407	407
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	562	562
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	324	324
2.80%, due 04/20/2005	405	405
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	324	324
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	244	244
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	408	408
Yorktown Capital LLC
2.64%, due 04/01/2005	244	244

Euro Dollar Overnight (1.6%)
Bank of Montreal
2.60%, due 04/04/2005	$2,049	$2,049
BNP Paribas
2.73%, due 04/07/2005	407	407
Calyon
2.84%, due 04/01/2005	35	35
Keybank
2.84%, due 04/01/2005	488	488
Royal Bank of Scotland
2.59%, due 04/01/2005	897	897
Euro Dollar Terms (2.6%)
Bank of Montreal
2.75%, due 04/08/2005	407	407
Bank of Nova Scotia
2.70%, due 04/11/2005	545	545
2.73%, due 04/14/2005	407	407
Barclays
2.79%, due 04/25/2005	755	755
Branch Banker &Trust
2.74%, due 04/18/2005	407	407
Calyon
2.77%, due 04/21/2005	119	119
2.77%, due 04/28/2005	613	613
Citigroup
2.87%, due 06/06/2005	407	407
Fortis Bank
2.44%, due 04/14/2005	8	8
Rabobank Nederland
2.75%, due 04/27/2005	383	383
Royal Bank of Canada
2.78%, due 04/29/2005	135	135
Royal Bank of Scotland
2.75%, due 04/19/2005	407	407
Svenska Handlesbanken
2.63%, due 04/15/2005	407	407
The Bank of the West
2.79%, due 04/22/2005	81	81
Toronto Dominion Bank
2.75%, due 05/09/2005	12	12
3.01%, due 06/24/2005	2	2
UBS AG
2.81%, due 05/03/2005	169	169
Wells Fargo & Co.
2.79%, due 04/08/2005	407	407
2.78%, due 04/21/2005	407	407
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	58	58
Repurchase Agreements (3.2%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,002 on 04/01/2005	2,002	2,002

Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,964 on 04/01/2005	$3,964	$3,964

Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,628 on 04/01/2005	1,628	1,628

	Shares	Value
Investment Companies (1.5%)
Money Market Funds (1.5%)
American Beacon Funds
1-day yield of 2.70%	488,379	$488
BGI Institutional Money Market Fund
1-day yield of 2.79%	1,961,648	1,962
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	198,835	199
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	525,881	526
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	522,407	522
Total Security Lending Collateral (cost: $32,794)		32,794
Total Investment Securities (cost: $238,086)		$263,642

SUMMARY:
Investments, at value	110.2%	$263,642
Liabilities in excess of other assets	(10.2)%	(24,476)
Net assets	100.0%	$239,166

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	14.7%	$34,887
Pharmaceuticals	9.6%	23,097
Telecommunications	6.7%	15,665
Petroleum Refining	5.6%	13,298
Oil & Gas Extraction	4.5%	10,592
Chemicals & Allied Products	3.5%	8,226
Food & Kindred Products	2.9%	6,985
Industrial Machinery & Equipment	2.7%	6,549
Instruments & Related Products	2.5%	6,034
Life Insurance	2.5%	5,949
Automotive	2.4%	5,937
Rubber & Misc. Plastic Products	2.4%	5,780
Food Stores	2.1%	5,086
Medical Instruments & Supplies	2.0%	4,746
Metal Mining	1.9%	4,731
Beer, Wine & Distilled Beverages	1.9%	4,510
Construction	1.8%	4,305
Investment Companies	1.7%	3,971
Insurance	1.5%	3,680
Engineering & Management Services	1.5%	3,496

Electric Services	1.3%	$3,200
Drug Stores & Proprietary Stores	1.1%	2,808
Personal Credit Institutions	1.1%	2,609
Stone, Clay & Glass Products	1.0%	2,448
Department Stores	1.0%	2,431
Metal Cans & Shipping Containers	1.0%	2,380
Communications Equipment	1.0%	2,374
Radio & Television Broadcasting	1.0%	2,330
Radio, Television & Computer Stores	1.0%	2,323
Railroads	1.0%	2,311
Shoe Stores	0.9%	2,267
Business Credit Institutions	0.9%	2,207
Business Credit Institutions	0.9%	2,207
Electronic Components & Accessories	0.8%	2,028
Textile Mill Products	0.8%	1,912
Security & Commodity Brokers	0.7%	1,757
Wholesale Trade Durable Goods	0.7%	1,714
Amusement & Recreation Services	0.7%	1,652
Retail Trade	0.7%	1,620
Paper & Paper Products	0.6%	1,454
Computer & Data Processing Services	0.6%	1,427
Public Administration	0.5%	1,179
Primary Metal Industries	0.5%	1,107
Hotels & Other Lodging Places	0.4%	1,028
Gas Production & Distribution	0.4%	998
Computer & Office Equipment	0.4%	958
Holding & Other Investment Offices	0.4%	954
Furniture & Fixtures	0.4%	953
Manufacturing Industries	0.3%	688
Investments, at value	96.5%	230,848
Short-Term Investments	13.7%	32,794
Liabilities in excess of other assets	(10.2)%	(24,476)
Net Assets	100.0%	$239,166

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $31,198.
(b)	No dividends were paid during the preceding twelve months.
(c)	Floating or variable rate note. Rate is listed as of March 31, 2005.
(d)

Cash collateral for the Repurchase Agreements, valued at $7,746, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $6,341 or 2.7% of the net assets of the Fund.

ADR	American Depositary Receipt
SDR	Special Drawing Rights

American Century Large Company Value

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.0%)
Aerospace (0.8%)
Boeing Co. (The)	7,900	$462
Northrop Grumman Corp.	17,000	918
Apparel & Accessory Stores (0.5%)
Gap (The), Inc. (a)	44,800	978
Apparel Products (1.3%)
Liz Claiborne, Inc.	28,000	1,124
V.F. Corp.	21,300	1,260
Automotive (1.9%)
General Motors Corp. (a)	32,800	964
Lear Corp. (a)	24,000	1,065
Toyota Motor Corp.- ADR (a)	19,100	1,421
Automotive Dealers & Service Stations (0.6%)
Advance Auto Parts, Inc. (b)	21,100	1,065
Beverages (2.3%)
Coca-Cola Co. (The)	41,200	1,717
Molson Coors Brewing Co.-Class B (a)	14,800	1,142
Pepsi Bottling Group, Inc.	46,200	1,287
Business Credit Institutions (3.4%)
Freddie Mac	99,600	6,295
Chemicals & Allied Products (1.2%)
PPG Industries, Inc.	31,700	2,267
Commercial Banks (16.5%)
Bank of America Corp.	132,300	5,834
Bank of New York Co., Inc. (The)	46,000	1,336
Citigroup, Inc.	174,200	7,829
JPMorgan Chase & Co.	101,100	3,498
National City Corp.	27,400	918
PNC Financial Services Group, Inc.	35,100	1,807
US Bancorp	85,700	2,470
Wachovia Corp.	52,400	2,668
Wells Fargo & Co.	67,000	4,007
Computer & Data Processing Services (3.0%)
Computer Sciences Corp. (b)	31,100	1,426
Fiserv, Inc. (b)	30,700	1,222
Microsoft Corp.	117,600	2,842
Computer & Office Equipment (3.1%)
Hewlett-Packard Co.	174,100	3,820
International Business Machines Corp.	21,100	1,928
Department Stores (1.3%)
May Department Stores Co. (The)	62,700	2,321
Drug Stores & Proprietary Stores (0.7%)
CVS Corp.	25,700	1,352
Electric Services (1.1%)
PPL Corp.	38,400	2,073
Electric, Gas & Sanitary Services (2.1%)
Exelon Corp. (a)	58,000	2,662
NiSource, Inc.	48,900	1,114

Electronic & Other Electric Equipment (1.8%)
General Electric Co.	60,600	$2,185
Whirlpool Corp.	15,900	1,077
Electronic Components & Accessories (1.7%)
Intel Corp.	54,900	1,275
Tyco International, Ltd.	56,700	1,916
Environmental Services (0.7%)
Waste Management, Inc.	42,500	1,226
Fabricated Metal Products (0.6%)
Parker Hannifin Corp.	19,300	1,176
Finance (2.3%)
SPDR Trust Series 1 (a)	36,400	4,295
Food & Kindred Products (3.9%)
Altria Group, Inc.	42,300	2,766
HJ Heinz Co.	39,600	1,459
Sara Lee Corp.	51,900	1,150
Unilever NV- NY Shares (a)	25,200	1,724
Food Stores (0.8%)
Kroger Co. (b)	92,200	1,478
Health Services (0.9%)
HCA, Inc.	30,000	1,607
Industrial Machinery & Equipment (2.0%)
Deere & Co.	13,300	893
Dover Corp.	32,300	1,221
Ingersoll-Rand Co.-Class A	19,300	1,537
Instruments & Related Products (0.5%)
Xerox Corp. (b)	60,100	911
Insurance (4.8%)
Allstate Corp. (The)	49,300	2,665
American International Group, Inc.	33,500	1,856
Cigna Corp.	13,300	1,188
Loews Corp.	30,000	2,206
MGIC Investment Corp.	15,100	931
Insurance Agents, Brokers & Service (1.4%)
Hartford Financial Services Group, Inc. (The)	31,400	2,153
Marsh & McLennan Cos., Inc.	15,300	465
Life Insurance (0.7%)
Torchmark Corp. (a)	26,400	1,378
Lumber & Wood Products (1.4%)
Weyerhaeuser Co.	38,900	2,665
Medical Instruments & Supplies (0.9%)
Baxter International, Inc.	46,400	1,577
Motion Pictures (1.7%)
Time Warner, Inc. (b)	175,900	3,087
Petroleum Refining (10.8%)
ChevronTexaco Corp.	60,100	3,504
ConocoPhillips	30,500	3,289
Exxon Mobil Corp.	137,400	8,189
Royal Dutch Petroleum Co.- NY Shares	80,000	4,803
Pharmaceuticals (4.3%)
Abbott Laboratories	48,200	2,247
Bristol-Myers Squibb Co.	53,800	1,370
Johnson & Johnson	33,900	2,277
Merck & Co., Inc.	24,800	803
Wyeth	28,000	1,181
Primary Metal Industries (1.1%)
Alcoa, Inc.	46,100	1,401
Nucor Corp.	11,700	673

Printing & Publishing (1.8%)
Gannett Co., Inc.	28,100	$2,222
RR Donnelley & Sons Co.	37,300	1,179
Restaurants (1.4%)
McDonald’s Corp.	84,500	2,631
Rubber & Misc. Plastic Products (1.3%)
Newell Rubbermaid, Inc. (a)	56,600	1,242
Reebok International, Ltd. (a)	24,000	1,063
Savings Institutions (1.3%)
Washington Mutual, Inc.	59,500	2,350
Security & Commodity Brokers (2.8%)
Merrill Lynch & Co., Inc.	45,100	2,553
Morgan Stanley	45,400	2,599
Telecommunications (4.7%)
ALLTEL Corp. (a)	26,300	1,443
AT&T Corp.	24,500	459
BellSouth Corp.	73,600	1,935
SBC Communications, Inc.	98,200	2,326
Sprint Corp. (FON Group) (a)	60,700	1,381
Verizon Communications, Inc.	32,200	1,143
Variety Stores (0.6%)
Dollar General Corp.	51,300	1,124
Total Common Stocks (cost: $168,166)		176,546

	Principal	Value
SECURITY LENDING COLLATERAL (9.6%)
Debt (8.5%)
Bank Notes (0.8%)
Bank of America
2.77%, due 04/18/2005 (c)	$176	$176
2.82%, due 05/16/2005	176	176
2.54%, due 06/01/2005 (c)	205	205
2.80%, due 06/09/2005 (c)	88	88
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	351	351
3.01%, due 09/08/2005 (c)	263	263
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	88	88
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	88	88
3.05%, due 03/10/2006 (c)	88	88
Commercial Paper (2.6%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	176	176
2.69%, due 04/12/2005	219	219
CIESCO - 144A
2.68%, due 04/20/2005	48	48
Compass Securitization - 144A
2.71%, due 04/11/2005	132	132
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	132	132
Fairway Finance - 144A
2.64%, due 04/01/2005	168	168
2.75%, due 04/12/2005	140	140
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	87	87
2.77%, due 04/18/2005	307	307

Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	$132	$132
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	306	306
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	571	571
2.95%, due 12/09/2005 (c)	553	553
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	132	132
2.63%, due 04/11/2005	220	220
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	303	303
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	175	175
2.80%, due 04/20/2005	218	218
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	175	175
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	132	132
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	220	220
Yorktown Capital LLC
2.64%, due 04/01/2005	132	132
Euro Dollar Overnight (1.1%)
Bank of Montreal
2.60%, due 04/04/2005	1,106	1,106
BNP Paribas
2.73%, due 04/07/2005	220	220
Calyon
2.84%, due 04/01/2005	19	19
Keybank
2.84%, due 04/01/2005	263	263
Royal Bank of Scotland
2.59%, due 04/01/2005	484	484
Euro Dollar Terms (1.8%)
Bank of Montreal
2.75%, due 04/08/2005	220	220
Bank of Nova Scotia
2.70%, due 04/11/2005	294	294
2.73%, due 04/14/2005	220	220
Barclays
2.79%, due 04/25/2005	408	408
Branch Banker &Trust
2.74%, due 04/18/2005	220	220
Calyon
2.77%, due 04/21/2005	64	64
2.77%, due 04/28/2005	331	331
Citigroup
2.87%, due 06/06/2005	220	220
Fortis Bank
2.44%, due 04/14/2005	4	4
Rabobank Nederland
2.75%, due 04/27/2005	206	206
Royal Bank of Canada
2.78%, due 04/29/2005	73	73
Royal Bank of Scotland
2.75%, due 04/19/2005	220	220

Svenska Handlesbanken
2.63%, due 04/15/2005	$220	$220
The Bank of the West
2.79%, due 04/22/2005	44	44
Toronto Dominion Bank
2.75%, due 05/09/2005	6	6
3.01%, due 06/24/2005	1	1
UBS AG
2.81%, due 05/03/2005	91	91
Wells Fargo & Co.
2.79%, due 04/08/2005	220	220
2.78%, due 04/21/2005	220	220
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	31	31
Repurchase Agreements (2.2%) (d)
Credit Suisse First Boston Corp. 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $1,081 on 04/01/2005	1,081	1,080
Goldman Sachs Group, Inc. (The) 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $2,139 on 04/01/2005	2,139	2,139
Morgan Stanley Dean Witter & Co. 2.98%, Repurchase Agreement dated 03/31/2005 to be repurchased at $879 on 04/01/2005	879	878

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American Beacon Funds
1-day yield of 2.70%	263,557	$263
BGI Institutional Money Market Fund
1-day yield of 2.79%	1,058,618	1,059
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	107,303	107
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	283,796	284
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	281,921	282
Total Security Lending Collateral (cost: $17,698)		17,698

Total Investment Securities (cost: $185,864)		$194,244

SUMMARY:
Investments, at value	105.6%	$194,244
Liabilities in excess of other assets	(5.6)%	(10,341)
Net assets	100.0%	$183,903

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $17,157.
(b)	No dividends were paid during the preceding twelve months.

(c)	Floating or variable rate note. Rate is listed as of March 31, 2005.
(d)

Cash collateral for the Repurchase Agreements, valued at $4,180, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $3,422 or 1.9% of the net assets of the Fund.

ADR	American Depositary Receipt

Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (7.2%)
Munder Net50, Initial Class (a) (b)	208,226	$1,716
T. Rowe Price Small Cap, Initial Class (a) (b)	370,023	4,455
TA IDEX T. Rowe Price Health Sciences, Class I (a) (c)	566,999	6,146
Third Avenue Value, Initial Class (b)	1,133,806	24,513
Transamerica Growth Opportunities, Initial Class (a) (b)	311,815	4,347
Transamerica Small/Mid Cap Value, Initial Class (a) (b)	101,038	1,732
Capital Preservation (5.5%)
Transamerica Money Market, Initial Class (b)	32,465,495	32,465
Fixed-Income (59.6%)
MFS High Yield, Initial Class (b)	9,812,261	101,753
PIMCO Total Return, Initial Class (b)	5,172,545	57,260
TA IDEX PIMCO Real Return TIPS, Class I (c)	5,254,410	54,698
TA IDEX Transamerica Flexible Income, Class I (c)	4,785,938	45,323
TA IDEX Transamerica Short Term Bond, Class I (c)	5,460,603	53,787
TA IDEX Van Kampen Emerging Debt, Class I (c)	136,115	1,348
Transamerica Convertible Securities, Initial Class (b)	3,328,493	39,076
Growth Equity (19.4%)
American Century Large Company Value, Initial Class (b)	2,272,551	24,839
Federated Growth & Income, Initial Class (b)	77,980	1,369
Great Companies - TechnologySM, Initial Class (a) (b)	2,001,205	7,765
Janus Growth, Initial Class (a) (b)	223,792	7,466
JP Morgan Mid Cap Value, Initial Class (b)	558,294	8,408
Marsico Growth, Initial Class (a) (b)	730,332	6,675
Salomon All Cap, Initial Class (b)	10,479	143
T. Rowe Price Equity Income, Initial Class (b)	1,170,766	24,809
TA IDEX UBS Large Cap Value, Class I (a) (c)	2,118,566	21,864
Transamerica Equity, Initial Class (a) (b)	596,181	11,888
Specialty- Real Estate (1.9%)
Clarion Real Estate Securities, Initial Class (b)	636,445	11,208
World Equity (6.4%)
Capital Guardian Global, Initial Class (b)	1,570,139	19,721
TA IDEX Evergreen International Small Cap, Class I (a) (c)	609,846	7,031
TA IDEX Marsico International Growth, Class I (a) (c)	1,076,435	10,990
Total Investment Companies (cost: $544,955)		592,795

Total Investment Securities (cost: $544,955)		$592,795

SUMMARY:
Investments, at value	100.0%	$592,795
Liabilities in excess of other assets	(0.0)%	(18)
Net assets	100.0%	$592,777

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	No dividends were paid during the preceding twelve months.
(b)	This portfolio is part of AEGON/Transamerica Series Fund, Inc., and is an affiliate of the Fund.
(c)	This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (17.2%)
Munder Net50, Initial Class (a) (b)	1,760,324	$14,505
TA IDEX T. Rowe Price Health Sciences, Class I (a) (c)	2,996,112	32,478
Third Avenue Value, Initial Class (b)	2,442,151	52,799
Transamerica Growth Opportunities, Initial Class (a) (b)	2,061,204	28,733
Transamerica Small/Mid Cap Value, Initial Class (a) (b)	1,542,737	26,443
Fixed-Income (2.1%)
TA IDEX Van Kampen Emerging Debt, Class I (c)	1,935,739	19,164
Growth Equity (59.3%)
Capital Guardian Value, Initial Class (b)	4,464,137	89,774
Federated Growth & Income, Initial Class (b)	263,745	4,631
Great Companies - TechnologySM, Initial Class (a) (b)	5,752,631	22,320
Janus Growth, Initial Class (a) (b)	1,079,567	36,014
Jennison Growth, Initial Class (a) (b)	4,128,157	31,292
JP Morgan Mid Cap Value, Initial Class (b)	5,159,978	77,709
Mercury Large Cap Value, Initial Class (b)	5,243,166	94,063
Salomon All Cap, Initial Class (b)	3,647,605	49,899
TA IDEX UBS Large Cap Value, Class I (a) (c)	6,259,700	64,600
TA IDEX Van Kampen Small Cap Growth, Class I (a) (c)	1,971,660	20,505
Transamerica Equity, Initial Class (a) (b)	2,078,321	41,442
Specialty- Real Estate (2.0%)
Clarion Real Estate Securities, Initial Class (b)	1,016,551	17,902
World Equity (19.4%)
Capital Guardian Global, Initial Class (b)	5,469,923	68,702
TA IDEX Evergreen International Small Cap, Class I (a) (c)	3,603,213	41,545
TA IDEX Marsico International Growth, Class I (a) (c)	6,234,097	63,650
Total Investment Companies (cost: $779,276)		898,170

Total Investment Securities (cost: $779,276)		$898,170

SUMMARY:
Investments, at value	100.0%	$898,170
Liabilities in excess of other assets	(0.0)%	(91)
Net assets	100.0%	$898,079

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	No dividends were paid during the preceding twelve months.
(b)	This portfolio is part of AEGON/Transamerica Series Fund, Inc., and is an affiliate of the Fund.
(c)	This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (13.5%)
Munder Net50, Initial Class (a) (b)	817,909	$6,740
T. Rowe Price Small Cap, Initial Class (a) (b)	2,208,716	26,593
TA IDEX T. Rowe Price Health Sciences, Class I (a) (c)	3,133,006	33,962
Third Avenue Value, Initial Class (b)	3,031,926	65,550
Transamerica Growth Opportunities, Initial Class (a) (b)	4,108,350	57,270
Transamerica Small/Mid Cap Value, Initial Class (a) (b)	2,235,235	38,312
Capital Preservation (4.4%)
Transamerica Money Market, Initial Class (b)	74,221,758	74,222
Fixed-Income (41.6%)
MFS High Yield, Initial Class (b)	21,093,577	218,740
PIMCO Total Return, Initial Class (b)	10,728,383	118,763
TA IDEX PIMCO Real Return TIPS, Class I (c)	11,099,783	115,549
TA IDEX Transamerica Conservative High-Yield Bond, Class I (c)	1,542,050	14,110
TA IDEX Transamerica Flexible Income, Class I (c)	1,492,587	14,135
TA IDEX Transamerica Short Term Bond, Class I (c)	7,503,436	73,909
TA IDEX Van Kampen Emerging Debt, Class I (c)	714,154	7,070
Transamerica Convertible Securities, Initial Class (b)	11,994,376	140,814
Growth Equity (31.7%)
American Century Large Company Value, Initial Class (b)	8,737,152	95,497
Federated Growth & Income, Initial Class (b)	409,215	7,186
Great Companies - TechnologySM, Initial Class (a) (b)	8,024,198	31,134
Janus Growth, Initial Class (a) (b)	1,410,741	47,062
JP Morgan Mid Cap Value, Initial Class (b)	1,429,428	21,527
Marsico Growth, Initial Class (a) (b)	4,645,583	42,461
Mercury Large Cap Value, Initial Class (b)	6,039,379	108,346
Salomon All Cap, Initial Class (b)	2,170,279	29,689
T. Rowe Price Equity Income, Initial Class (b)	4,947,971	104,848
Transamerica Equity, Initial Class (a) (b)	2,427,310	48,401
Specialty- Real Estate (1.4%)
Clarion Real Estate Securities, Initial Class (b)	1,336,383	23,534
World Equity (7.4%)
Capital Guardian Global, Initial Class (b)	3,337,527	41,919
TA IDEX Evergreen International Small Cap, Class I (a) (c)	2,987,942	34,451
TA IDEX Marsico International Growth, Class I (a) (c)	4,825,213	49,265
Total Investment Companies (cost: $1,481,082)		1,691,059

Total Investment Securities (cost: $1,481,082)		$1,691,059

SUMMARY:
Investments, at value	100.0%	$1,691,059
Liabilities in excess of other assets	(0.0)%	(142)
Net assets	100.0%	$1,690,917

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	No dividends were paid during the preceding twelve months.
(b)	This portfolio is part of AEGON/Transamerica Series Fund, Inc., and is an affiliate of the Fund.
(c)	This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Aggressive Equity (13.1%)
Munder Net50, Initial Class (a) (b)	2,670,492	$22,005
TA IDEX T. Rowe Price Health Sciences, Class I (a) (c)	5,684,987	61,625
Third Avenue Value, Initial Class (b)	5,095,443	110,163
Transamerica Growth Opportunities, Initial Class (a) (b)	4,562,072	63,595
Capital Preservation (1.0%)
Transamerica Money Market, Initial Class (b)	19,864,798	19,865
Fixed-Income (23.1%)
MFS High Yield, Initial Class (b)	10,723,150	111,199
PIMCO Total Return, Initial Class (b)	5,668,003	62,745
TA IDEX PIMCO Real Return TIPS, Class I (c)	7,873,113	81,959
TA IDEX Transamerica Conservative High-Yield Bond, Class I (c)	2,759,303	25,248
TA IDEX Transamerica Flexible Income, Class I (c)	2,670,114	25,286
TA IDEX Van Kampen Emerging Debt, Class I (c)	4,074,739	40,340
Transamerica Convertible Securities, Initial Class (b)	9,260,592	108,719
Growth Equity (47.9%)
Capital Guardian Value, Initial Class (b)	8,143,389	163,764
Federated Growth & Income, Initial Class (b)	732,909	12,870
Great Companies - TechnologySM, Initial Class (a) (b)	10,439,987	40,507
Janus Growth, Initial Class (a) (b)	1,813,480	60,498
Jennison Growth, Initial Class (a) (b)	6,019,157	45,625
JP Morgan Mid Cap Value, Initial Class (b)	7,414,051	111,656
Mercury Large Cap Value, Initial Class (b)	9,800,117	175,814
Salomon All Cap, Initial Class	5,350,742	73,198
T. Rowe Price Equity Income, Initial Class (b)	7,027,109	148,904
TA IDEX Van Kampen Small Cap Growth, Class I (a) (c)	1,380,162	14,354
Transamerica Equity, Initial Class (a) (b)	4,766,057	95,035
Specialty- Real Estate (2.3%)
Clarion Real Estate Securities, Initial Class (b)	2,554,735	44,989
World Equity (12.6%)
Capital Guardian Global, Initial Class (b)	5,583,958	70,134
TA IDEX Evergreen International Small Cap, Class I (a) (c)	6,082,122	70,127
TA IDEX Marsico International Growth, Class I (a) (c)	10,643,734	108,673
Total Investment Companies (cost: $1,702,208)		1,968,897

Total Investment Securities (cost: $1,702,208)		$1,968,897

SUMMARY:
Investments, at value	100.0%	$1,968,897
Liabilities in excess of other assets	(0.0)%	(206)
Net assets	100.0%	$1,968,691

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	No dividends were paid during the preceding twelve months.
(b)	This portfolio is part of AEGON/Transamerica Series Fund, Inc., and is an affiliate of the Fund.
(c)	This portfolio is part of Transamerica IDEX Mutual Funds and is an affiliate of the Fund.

Capital Guardian Global

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

		Principal Amount	Value
CONVERTIBLE BONDS (0.4%)
Cayman Islands (0.4%)
SMFG Finance Co. 144A	JPY	51,000,000	$1,099
SMFG Finance, Ltd.	JPY	18,000,000	388
Total Convertible Bonds (cost: $753)			1,487

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Switzerland (0.4%)
Compagnie Financiere Richemont AG-Class A	50,793	$1,596
United States (0.1%)
Chubb Corp. (a)	20,200	603
Total Convertible Preferred Stocks (cost: $1,631)		2,199

PREFERRED STOCKS (0.1%)
Brazil (0.0%)
Telesp Celular Participacoes SA (a)	80	—	(b)
Germany (0.1%)
Fresenius Medical Care AG	6,200	357
Volkswagen AG	2,400	86
Total Preferred Stocks (cost: $352)		443

COMMON STOCKS (96.9%)
Australia (2.9%)
Amcor, Ltd.	123,300	683
Australia & New Zealand Banking Group, Ltd.	47,554	758
Boral, Ltd.	231,717	1,093
Coca-Cola Amatil, Ltd.	121,500	806
Foster’s Group, Ltd.	137,700	546
Macquarie Airports	170,291	431
Promina Group, Ltd.	194,900	745
Publishing & Broadcasting, Ltd.	96,100	1,144
Qantas Airways, Ltd.	248,627	683
Rinker Group, Ltd.	158,441	1,323
Toll Holdings, Ltd.	83,807	906
Wesfarmers, Ltd.	29,300	901
Westpac Banking Corp	49,100	723
Woolworths, Ltd.	58,100	721
Austria (0.3%)
Erste Bank der Oesterreichischen Sparkassen AG	400	21
Telekom Austria AG	54,562	1,068
Bermuda (1.8%)
Cooper Industries, Ltd.-Class A	12,200	873
Esprit Holdings, Ltd.	179,000	1,222
Ingersoll-Rand Co.-Class A	15,300	1,219
Li & Fung Limited	453,000	825
PartnerRe, Ltd.	16,800	1,085
Tyco International, Ltd.	23,400	791
Weatherford International, Ltd. (a) (c)	19,700	1,141

Brazil (0.1%)
Cia Vale do Rio Doce -ADR (c)	9,300	$294
Canada (3.5%)
Alcan, Inc.	73,100	2,779
Cameco Corp.	53,400	2,364
Falconbridge, Ltd.	2,100	75
Four Seasons Hotels, Inc. (c)	8,600	608
Great-West Lifeco, Inc. (c)	12,900	284
IGM Financial, Inc. (c)	44,300	1,378
Inco, Ltd. (a)	42,300	1,684
Magna International, Inc.-Class A	8,400	562
Manulife Financial Corp.	17,400	830
Noranda, Inc.	9,600	193
Potash Corp. of Saskatchewan	15,000	1,316
TELUS Corp.	18,300	588
TELUS Corp.- Non-Voting	4,700	145
Thomson Corp. (The)	11,100	372
Thomson Corp. (The) (Foreign Registered)	24,000	800
Cayman Islands (0.5%)
Transocean, Inc. (a)	22,000	1,132
XL Capital, Ltd.-Class A	11,400	825
Denmark (0.2%)
Novo Nordisk A/S-Class B (c)	16,700	930
France (6.1%)
Air Liquide	9,670	1,780
BNP Paribas	61,800	4,380
Bouygues	39,700	1,574
Carrefour SA	7,520	399
Cie Generale D’Optique Essilor International SA	14,500	1,048
Groupe Danone	7,400	737
L’Oreal SA	11,600	929
Michelin (C.G.D.E.)-Class B	11,600	763
Renault SA	9,800	876
Sanofi-Aventis	100,900	8,512
Schneider Electric SA	22,976	1,801
Vivendi Universal SA (a)	58,600	1,796
Germany (2.9%)
Allianz AG	8,500	1,080
Bayer AG	20,400	674
Bayerische Hypo-und Vereinsbank AG (a)	38,300	937
Bayerische Motoren Werke AG	15,200	691
DaimlerChrysler AG (c)	42,200	1,890
Deutsche Bank AG	6,200	535
Deutsche Boerse AG (c)	10,000	752
E.ON AG	14,600	1,253
Infineon Technologies AG (a)	79,400	762
Lanxess (a)	1,150	24
Muenchener Rueckversicherungs AG	2,828	341
SAP AG -ADR (c)	19,600	786
Siemens AG	11,900	942
Volkswagen AG (c)	17,300	824
Hong Kong (0.7%)
Hang Seng Bank, Ltd.	52,500	697
Johnson Electric Holdings, Ltd.	8,000	7
Sun Hung Kai Properties, Ltd.	205,000	1,860
Swire Pacific, Ltd.-Class A	54,500	431

Ireland (0.6%)
CRH PLC	29,500	$775
Iaws Group PLC	60,000	908
Ryanair Holdings PLC -ADR (a) (c)	13,800	604
Israel (0.5%)
Teva Pharmaceutical Industries, Ltd.-ADR	59,500	1,844
Japan (10.6%)
Advantest Corp.	15,400	1,181
Aeon Co., Ltd.	90,000	1,521
Bank of Yokohama, Ltd. (The)	177,000	1,080
Canon, Inc.	14,000	751
Daimaru, Inc.	89,000	793
Enplas Corp.	13,000	343
Fanuc, Ltd.	15,100	945
Hirose Electric Co., Ltd.	6,900	705
Hoya Corp.	8,700	958
Jupiter Telecommunications Co. (a)	34	27
Kansai Electric Power Co. (The), Inc.	32,500	652
Konica Minolta Holdings, Inc. (c)	9,000	91
Millea Holdings, Inc.	109	1,587
Mitsubishi Corp.	62,000	804
Mitsubishi Estate Co., Ltd. (c)	157,000	1,825
Mitsubishi Heavy Industries, Ltd.	177,000	471
Mitsubishi Tokyo Financial Group, Inc.	81	703
Mitsui Sumitomo Insurance Co., Ltd.	79,000	725
Nidec Corp.	5,400	673
Nikko Cordial Corp.	125,000	625
Nikon Corp.	59,000	679
Nintendo Co., Ltd.	12,500	1,365
Nippon Electric Glass Co., Ltd.	29,000	418
Nippon Telegraph & Telephone Corp.	278	1,217
Nissan Motor Co., Ltd.	164,000	1,682
Nitto Denko Corp.	11,500	603
Obic Co., Ltd.	3,400	664
Omron Corp.	29,000	633
ORIX Corp.	6,400	816
Ricoh Co., Ltd.	39,000	670
Rohm Co., Ltd.	5,500	531
Sankyo Co., Ltd.	34,000	717
Sekisui House, Ltd.	60,000	641
Shimamura Co., Ltd.	7,600	582
Shin-Etsu Chemical Co., Ltd.	20,900	792
SMC Corp.	5,700	645
Softbank Corp. (a) (c)	17,000	701
Sony Corp.	5,700	227
Sumitomo Chemical Co., Ltd. (c)	360,000	1,780
Sumitomo Corp.	82,000	703
Sumitomo Mitsui Financial Group, Inc. (c)	281	1,904
Suzuki Motor Corp.	68,000	1,217
Takeda Pharmaceutical Co., Ltd.	17,700	844
Tohoku Electric Power Co., Inc.	19,900	369
Tokyo Electron, Ltd.	15,600	889
Tokyo Gas Co., Ltd. (c)	247,000	996
UFJ Holdings, Inc. (a)	397	2,089
Yahoo! Japan Corp. (a)	98	230
Yahoo! Japan Corp.-WI (a)	98	230
Yamato Transport Company Ltd.	82,000	1,174

Mexico (0.6%)
America Movil SA de CV-Class L-ADR (c)	25,100	$1,295
America Telecom SA de CV -ADR (a) (c)	193,800	1,086
Netherland Antilles (0.9%)
Schlumberger, Ltd.	48,700	3,432
Netherlands (5.6%)
ABN AMRO Holding NV (c)	47,933	1,190
ASML Holding NV (a) (c)	80,900	1,367
Heineken Holding NV-Class A	25,875	800
Heineken NV	50,187	1,740
ING Groep NV	16,610	502
Reed Elsevier NV (c)	40,500	611
Royal Dutch Petroleum Co.	117,500	7,028
Royal Dutch Petroleum Co.- NY Shares	41,700	2,504
Royal Dutch Petroleum Co.- Ordinary Shares	25,100	1,507
Royal KPN NV (c)	85,500	765
Royal Numico NV (a) (c)	23,400	958
STMicroelectronics NV	30,100	501
Unilever NV	31,500	2,145
Vedior NV	42,000	747
Norway (0.4%)
Norsk Hydro ASA	10,500	868
Norske Skogindustrier ASA (c)	34,300	685
Panama (0.2%)
Carnival Corp.	16,300	844
Portugal (0.2%)
Portugal Telecom SGPS SA	67,000	785
Russia (0.0%)
YUKOS -ADR (a)	21,100	48
Singapore (0.6%)
DBS Group Holdings, Ltd.	41,000	370
Singapore Telecommunications, Ltd.	618,990	968
United Overseas Bank, Ltd.	66,000	576
Venture Corp., Ltd.	46,000	371
South Africa (0.7%)
Sasol, Ltd.	124,000	2,911
South Korea (0.6%)
Samsung Electronics Co., Ltd.	3,700	1,830
Samsung Electronics Co., Ltd. -GDR	2,250	557
Samsung Electronics Co., Ltd. -GDR, 144A	580	144
Spain (2.8%)
Banco Bilbao Vizcaya Argentaria SA	191,400	3,118
Banco Santander Central Hispano SA	69,800	850
Iberdrola SA	33,800	885
Inditex SA	39,700	1,188
Repsol YPF SA	107,200	2,839
Telefonica SA	143,788	2,506
Sweden (0.8%)
Telefonaktiebolaget LM Ericsson-ADR (a) (c)	79,100	2,231
Telefonaktiebolaget LM Ericsson-Class B	310,600	876
Switzerland (5.1%)
Credit Suisse Group (a) (c)	34,757	1,493
Givaudan	480	308
Holcim, Ltd.	51,826	3,189
Lindt & Spruengli AG	620	916
Nestle SA (c)	10,464	2,865

Nobel Biocare Holding AG	5,911	$1,245
Novartis AG (c)	97,111	4,533
Straumann Holding AG	4,142	897
Swiss Reinsurance	25,355	1,817
Swisscom AG	5,773	2,118
UBS AG	13,900	1,175
Taiwan (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.-ADR	92,991	789
United Kingdom (10.0%)
ARM Holdings PLC	33,000	66
AstraZeneca PLC	122,200	4,839
AstraZeneca PLC -ADR	82,500	3,261
BHP Billiton PLC	77,947	1,047
Bradford & Bingley PLC	175,900	1,022
Corus Group PLC (a)	413,600	—	(b)
Diageo PLC	109,000	1,536
Hanson PLC	55,600	526
HBOS PLC	156,300	2,436
HSBC Holdings PLC	124,074	1,962
Lloyds TSB Group PLC	92,000	831
National Grid Transco PLC	101,100	936
Next PLC	28,100	845
Pearson PLC	124,500	1,517
Reckitt Benckiser PLC	22,100	702
Reed Elsevier PLC	81,200	841
Royal Bank of Scotland Group PLC	106,300	3,381
Standard Chartered PLC	44,600	802
Unilever PLC	95,100	940
Vodafone Group PLC	4,386,666	11,642
Wolseley PLC	40,500	848
United States (37.5%)
3M Co.	14,300	1,225
Advanced Micro Devices, Inc. (a)	47,300	762
Affiliated Computer Services, Inc.-Class A (a) (c)	24,000	1,278
Agilent Technologies, Inc.(a)	39,600	879
Allergan, Inc.	38,000	2,640
Altera Corp. (a) (c)	56,100	1,110
Altria Group, Inc.	30,600	2,001
Amazon.com, Inc.(a) (c)	10,700	367
American International Group, Inc.	30,050	1,665
American Standard Cos., Inc.	53,000	2,463
American Tower Corp.-Class A (a)	44,700	815
AmeriCredit Corp. (a) (c)	10,600	248
Amgen, Inc. (a)	60,700	3,533
Anheuser-Busch Cos., Inc.	77,100	3,654
Applied Materials, Inc. (a)	290,159	4,715
Applied Micro Circuits Corp. (a)	71,900	237
AT&T Corp.	41,300	774
Automatic Data Processing, Inc.	40,200	1,807
Avon Products, Inc.	11,000	472
Baker Hughes, Inc.	27,200	1,210
Baxter International, Inc.	23,500	799
Berkshire Hathaway, Inc.-Class A (a) (c)	34	2,958
Boeing Co. (The)	21,700	1,269
Brocade Communications Systems, Inc. (a)	158,200	937
Cablevision Systems Corp.-Class A (a)	74,452	2,088
Checkfree Corp. (a) (c)	17,400	709

Chubb Corp.	9,500	$753
Cisco Systems, Inc. (a)	172,600	3,088
Citigroup, Inc.	15,500	697
Comcast Corp.-Class A (a)	25,500	861
Costco Wholesale Corp.	18,700	826
DaVita, Inc. (a)	16,600	695
Delphi Corp.	123,800	555
DIRECTV Group (The), Inc. (a)	64,098	924
Dow Chemical Co. (The)	24,300	1,211
Duke Energy Corp.	52,400	1,468
eBay, Inc. (a)	35,400	1,319
Exxon Mobil Corp.	52,700	3,141
Fannie Mae	89,500	4,873
Fluor Corp. (c)	30,200	1,674
Forest Laboratories, Inc. (a)	115,500	4,268
Freddie Mac	56,100	3,546
General Electric Co.	72,900	2,629
General Motors Corp. (c)	15,500	456
Golden West Financial Corp.	43,600	2,638
Goldman Sachs Group, Inc. (The)	6,300	693
Hewlett-Packard Co.	57,900	1,270
IAC/InterActive Corp. (a) (c)	102,200	2,276
IKON Office Solutions, Inc.	74,700	739
Illinois Tool Works, Inc. (c)	18,500	1,656
Intel Corp.	44,400	1,031
International Paper Co.	14,500	533
Jabil Circuit, Inc. (a)	26,100	744
JPMorgan Chase & Co.	94,988	3,287
Kinder Morgan, Inc.	12,200	924
KLA-Tencor Corp. (a) (c)	101,500	4,670
Kraft Foods, Inc.-Class A (c)	15,000	496
Leggett & Platt, Inc.	23,400	676
Lilly (Eli) & Co.	43,100	2,245
Lincare Holdings, Inc. (a)	21,800	964
Linear Technology Corp.	18,300	701
Lowe’s Cos., Inc.	32,700	1,867
Medtronic, Inc.	25,800	1,314
Microsoft Corp.	83,000	2,006
Navistar International Corp. (a) (c)	19,300	703
News Corp., Inc.-Class A	51,513	872
Northern Trust Corp. (c)	14,600	634
Novellus Systems, Inc. (a)	16,400	438
OfficeMax, Inc.	19,600	657
Pepsi Bottling Group, Inc.	25,600	713
PepsiCo, Inc.	42,600	2,259
Pfizer, Inc.	43,200	1,135
PMC-Sierra, Inc. (a) (c)	900	8
QUALCOMM, Inc.	69,400	2,543
Qwest Communications International (a) (c)	215,200	796
SLM Corp.	67,100	3,344
Sprint Corp. (FON Group) (c)	246,550	5,609
Starwood Hotels & Resorts Worldwide, Inc.	20,400	1,225
State Street Corp.	22,000	962
Sun Microsystems, Inc. (a)	122,700	496
SYSCO Corp. (c)	67,300	2,409
Target Corp.	22,300	1,115
Tenet Healthcare Corp. (a) (c)	97,700	1,126

Teradyne, Inc. (a) (c)	55,700	$813
Time Warner, Inc. (a)	251,150	4,408
United Technologies Corp.	22,500	2,287
Unocal Corp.	29,800	1,838
Verizon Communications, Inc.	26,900	955
Washington Mutual, Inc.	48,400	1,912
WellPoint, Inc. (a)	10,300	1,291
Wells Fargo & Co.	66,100	3,953
Xilinx, Inc.	39,400	1,152
Total Common Stocks (cost: $331,448)		387,482

	Principal	Value
SECURITY LENDING COLLATERAL (13.0%)
Debt (11.6%)
Bank Notes (1.1%)
Bank of America
2.77%, due 04/18/2005 (d)	$518	$518
2.82%, due 05/16/2005	518	518
2.54%, due 06/01/2005 (d)	604	604
2.80%, due 06/09/2005 (d)	259	259
Bear Stearns & Co.
3.01%, due 06/02/2005 (d)	1,037	1,037
3.01%, due 09/08/2005 (d)	777	777
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (d)	259	259
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (d)	259	259
3.05%, due 03/10/2006 (d)	259	259
Commercial Paper (3.5%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	518	518
2.69%, due 04/12/2005	646	646
CIESCO - 144A
2.68%, due 04/20/2005	143	143
Compass Securitization - 144A
2.71%, due 04/11/2005	389	389
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	389	389
Fairway Finance - 144A
2.64%, due 04/01/2005	495	495
2.75%, due 04/12/2005	414	414
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	256	256
2.77%, due 04/18/2005	906	906
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	389	389
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	904	904
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (d)	1,684	1,684
2.95%, due 12/09/2005 (d)	1,633	1,633
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	389	389
2.63%, due 04/11/2005	648	648
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	895	895

Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	$516	$516
2.80%, due 04/20/2005	645	645
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	515	515
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	389	389
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	649	649
Yorktown Capital LLC
2.64%, due 04/01/2005	389	389
Euro Dollar Overnight (1.6%)
Bank of Montreal
2.60%, due 04/04/2005	3,263	3,263
BNP Paribas
2.73%, due 04/07/2005	648	648
Calyon
2.84%, due 04/01/2005	56	56
Keybank
2.84%, due 04/01/2005	777	777
Royal Bank of Scotland
2.59%, due 04/01/2005	1,428	1,428
Euro Dollar Terms (2.4%)
Bank of Montreal
2.75%, due 04/08/2005	648	648
Bank of Nova Scotia
2.70%, due 04/11/2005	868	868
2.73%, due 04/14/2005	648	648
Barclays
2.79%, due 04/25/2005	1,202	1,202
Branch Banker &Trust
2.74%, due 04/18/2005	648	648
Calyon
2.77%, due 04/21/2005	189	189
2.77%, due 04/28/2005	976	976
Citigroup
2.87%, due 06/06/2005	648	648
Fortis Bank
2.44%, due 04/14/2005	13	13
Rabobank Nederland
2.75%, due 04/27/2005	609	609
Royal Bank of Canada
2.78%, due 04/29/2005	215	215
Royal Bank of Scotland
2.75%, due 04/19/2005	648	648
Svenska Handlesbanken
2.63%, due 04/15/2005	648	648
The Bank of the West
2.79%, due 04/22/2005	130	130
Toronto Dominion Bank
2.75%, due 05/09/2005	19	19
3.01%, due 06/24/2005	3	3
UBS AG
2.81%, due 05/03/2005	268	268
Wells Fargo & Co.
2.79%, due 04/08/2005	648	648
2.78%, due 04/21/2005	648	648

Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	$91	$91
Repurchase Agreements (3.0%) (e)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,188 on 04/01/2005	3,188	3,188
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $6,311 on 04/01/2005	6,310	6,310
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,592 on 04/01/2005	2,591	2,591

	Shares	Value
Investment Companies (1.4%)
Money Market Funds (1.4%)
American Beacon Funds 1-day yield of 2.70%	777,447	$777
BGI Institutional Money Market Fund 1-day yield of 2.79%	3,122,732	3,123
Goldman Sachs Financial Square Prime Obligations Fund 1-day yield of 2.59%	316,524	317
Merrill Lynch Premier Institutional Fund 1-day yield of 2.53%	837,146	837
Merrimac Cash Fund, Premium Class 1-day yield of 2.52% (f)	831,615	832
Total Security Lending Collateral (cost: $52,205)		52,205
Total Investment Securities (cost: $386,389)		$443,816

SUMMARY:
Investments, at value	110.9%	$443,816
Liabilities in excess of other assets	(10.9)%	(43,757)
Net assets	100.0%	$400,059

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
British Pound Sterling	(652)	04/11/2005	(1,215)	(16)
Euro	(2,083)	05/24/2005	(2,754)	49
Euro	167	06/27/2005	216	1
Euro	(334)	06/27/2005	(452)	18
Japanese Yen	(358,081)	04/11/2005	(3,429)	86
Japanese Yen	(178,036)	05/17/2005	(1,705)	38
Swiss Franc	(1,865)	04/07/2005	(1,613)	53
Swiss Franc	(1,991)	05/17/2005	(1,668)	(2)
			$(12,620)	$227

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency Bought		Currency (Sold)		Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	2,683	Euro	(1,586)	06/06/2005	4
British Pound Sterling	896	Swiss Franc	(1,986)	06/10/2005	19
British Pound Sterling	934	Swiss Franc	(2,010)	06/30/2005	65
					$88

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	10.3%	$40,248
Pharmaceuticals	9.9%	39,301
Telecommunications	7.8%	31,532
Oil & Gas Extraction	4.1%	15,895
Electronic Components & Accessories	3.7%	14,557
Industrial Machinery & Equipment	3.7%	14,382
Petroleum Refining	3.4%	13,541
Business Credit Institutions	3.2%	12,770
Insurance	3.2%	12,517
Instruments & Related Products	2.6%	10,319
Computer & Data Processing Services	2.4%	9,378
Chemicals & Allied Products	2.2%	9,275
Food & Kindred Products	1.9%	7,973
Automotive	1.9%	7,860
Computer & Office Equipment	1.9%	7,460
Beverages	1.9%	7,432
Radio & Television Broadcasting	1.7%	6,733
Communications Equipment	1.6%	6,435
Electronic & Other Electric Equipment	1.4%	5,703

Electric Services	1.3%	$5,563
Wholesale Trade Nondurable Goods	1.3%	5,494
Motion Pictures	1.3%	5,280
Wholesale Trade Durable Goods	1.3%	5,224
Business Services	1.2%	4,811
Communication	1.2%	4,715
Beer, Wine & Distilled Beverages	1.1%	4,622
Medical Instruments & Supplies	1.1%	4,612
Metal Mining	1.1%	4,610
Savings Institutions	1.1%	4,550
Residential Building Construction	1.1%	4,326
Stone, Clay & Glass Products	1.0%	4,282
Lumber & Other Building Materials	1.0%	3,965
Holding & Other Investment Offices	0.9%	3,659
Personal Credit Institutions	0.9%	3,592
Aerospace	0.9%	3,556
Health Services	0.7%	2,785
Primary Metal Industries	0.7%	2,779
Security & Commodity Brokers	0.6%	2,696
Shoe Stores	0.6%	2,615
Paper & Allied Products	0.6%	2,415
Retail Trade	0.5%	1,963
Variety Stores	0.5%	1,941
Gas Production & Distribution	0.5%	1,920
Mining	0.4%	1,842
Hotels & Other Lodging Places	0.4%	1,833
Motor Vehicles, Parts & Supplies	0.4%	1,682
Construction	0.4%	1,674
Life Insurance	0.4%	1,616
Engineering & Management Services	0.4%	1,574
Misc. General Merchandise Stores	0.4%	1,521
Department Stores	0.4%	1,514
Mortgage Bankers & Brokers	0.4%	1,453
Printing & Publishing	0.4%	1,452
Manufacturing Industries	0.4%	1,365
Air Transportation	0.3%	1,287
Trucking & Warehousing	0.3%	1,174
Transportation & Public Utilities	0.2%	906
Water Transportation	0.2%	844
Transportation Equipment	0.2%	825
Rubber & Misc. Plastic Products	0.2%	763
Paper & Paper Products	0.2%	685
Metal Cans & Shipping Containers	0.2%	683
Furniture & Fixtures	0.2%	676
Electrical Goods	0.1%	557
Food Stores	0.1%	399
Investments, at value	97.9%	391,611
Short-Term Investments	13.0%	52,205
Liabilities in excess of other assets	(10.9)%	(43,757)
Net Assets	100.0%	$400,059

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	Value is less than $1.
(c)	At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $50,034.

(d)	Floating or variable rate note. Rate is listed as of March 31, 2005.
(e)

Cash collateral for the Repurchase Agreements, valued at $12,331, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(f)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $11,338 or 2.8% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
WI	When Issued

Capital Guardian Value

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Aerospace (3.2%)
Boeing Co. (The)	96,000	$5,612
United Technologies Corp.	191,000	19,417
Automotive (0.2%)
Navistar International Corp. (a)	46,000	1,674
Automotive Dealers & Service Stations (0.6%)
AutoNation, Inc. (a)	239,700	4,540
Beverages (1.3%)
Anheuser-Busch Cos., Inc.	217,400	10,303
Business Credit Institutions (0.6%)
Fannie Mae	82,900	4,514
Chemicals & Allied Products (6.5%)
Air Products & Chemicals, Inc. (b)	230,500	14,588
Colgate-Palmolive Co.	64,000	3,339
Dow Chemical Co. (The)	278,500	13,883
du Pont (E.I.) de Nemours & Co.	328,000	16,807
Methanex Corp.	119,300	2,318
Commercial Banks (5.8%)
JPMorgan Chase & Co.	737,940	25,533
Wells Fargo & Co.	339,600	20,308
Communications Equipment (0.5%)
Polycom, Inc. (a)	43,400	736
Siemens AG- ADR	37,100	2,933
Computer & Data Processing Services (1.2%)
Affiliated Computer Services, Inc.-Class A (a) (b)	69,100	3,679
Cadence Design Systems, Inc. (a) (b)	377,000	5,636
Computer & Office Equipment (1.2%)
Hewlett-Packard Co.	418,900	9,191
Electric Services (3.2%)
Duke Energy Corp. (b)	484,800	13,579
Edison International (b)	137,000	4,757
Pinnacle West Capital Corp.	156,100	6,636
Electric, Gas & Sanitary Services (0.7%)
NiSource, Inc.	237,400	5,410
Electrical Goods (0.9%)
Avnet, Inc. (a) (b)	386,100	7,112
Electronic & Other Electric Equipment (5.2%)
Cooper Industries, Ltd.-Class A	178,800	12,788
Emerson Electric Co.	73,300	4,759
General Electric Co.	639,800	23,071
Electronic Components & Accessories (7.0%)
Advanced Micro Devices, Inc. (a) (b)	384,400	6,196
Fairchild Semiconductor International, Inc. (a) (b)	736,000	11,283
Flextronics International, Ltd. (a)	1,119,600	13,480
Freescale Semiconductor, Inc.-Class A (a) (b)	518,500	8,789
Micron Technology, Inc. (a) (b)	751,500	7,770
Tyco International, Ltd.	232,300	7,852
Environmental Services (0.6%)
Allied Waste Industries, Inc. (a) (b)	614,400	4,491
Food & Kindred Products (8.7%)
Altria Group, Inc.	350,800	22,939
Campbell Soup Co.	397,200	11,527
General Mills, Inc.	74,400	3,657
Kraft Foods, Inc.-Class A (b)	583,100	19,271
Unilever NV- NY Shares (b)	162,400	11,111

Furniture & Fixtures (0.4%)
Leggett & Platt, Inc.	100,200	$2,894
Gas Production & Distribution (2.2%)
Kinder Morgan, Inc.	181,900	13,770
MDU Resources Group, Inc.	117,000	3,232
Health Services (1.0%)
Lincare Holdings, Inc. (a)	181,400	8,023
Hotels & Other Lodging Places (0.8%)
Starwood Hotels & Resorts Worldwide, Inc.	103,500	6,213
Industrial Machinery & Equipment (0.9%)
Ingersoll-Rand Co.-Class A	85,800	6,834
Instruments & Related Products (0.9%)
Raytheon Co.	48,100	1,861
Teradyne, Inc. (a) (b)	342,800	5,005
Insurance (5.6%)
American International Group, Inc.	132,400	7,336
Assurant, Inc.	37,000	1,247
Chubb Corp.	19,300	1,530
Everest Re Group, Ltd.	72,400	6,162
PMI Group, Inc. (The)	149,800	5,694
St. Paul Travelers Cos., Inc. (The)	64,107	2,355
WellPoint, Inc. (a)	137,800	17,273
XL Capital, Ltd.-Class A	32,100	2,323
Insurance Agents, Brokers & Service (2.7%)
Hartford Financial Services Group, Inc. (The)	226,200	15,508
Marsh & McLennan Cos., Inc.	196,300	5,971
Manufacturing Industries (0.5%)
Mattel, Inc.	198,200	4,232
Motion Pictures (0.6%)
Time Warner, Inc. (a)	253,600	4,451
Oil & Gas Extraction (6.2%)
Equitable Resources, Inc.	102,300	5,876
Shell Transport & Trading Co. PLC- NY Shares ADR (b)	207,500	11,280
Transocean, Inc. (a)	180,700	9,299
Unocal Corp.	261,300	16,120
Weatherford International, Ltd. (a) (b)	108,600	6,292
Paper & Allied Products (2.1%)
International Paper Co.	236,100	8,686
Kimberly-Clark Corp.	99,200	6,520
OfficeMax, Inc.	42,100	1,410
Personal Credit Institutions (3.5%)
AmeriCredit Corp. (a) (b)	320,500	7,512
SLM Corp.	407,800	20,325
Petroleum Refining (3.5%)
ChevronTexaco Corp.	28,600	1,668
Exxon Mobil Corp.	132,066	7,871
Royal Dutch Petroleum Co.- NY Shares	300,000	18,012
Pharmaceuticals (5.5%)
AstraZeneca PLC -ADR	215,600	8,523
Lilly (Eli) & Co.	96,800	5,043
Medco Health Solutions, Inc. (a) (b)	273,600	13,562
Merck & Co., Inc.	401,900	13,009
Pfizer, Inc.	109,300	2,871
Primary Metal Industries (0.7%)
Alcoa, Inc.	89,000	2,705
Hubbell, Inc.-Class B	52,800	2,698
Railroads (1.6%)
Union Pacific Corp.	177,700	12,386
Regional Mall (2.1%)
General Growth Properties, Inc. REIT	486,790	16,600
Restaurants (0.3%)
McDonald’s Corp.	92,000	2,865

Savings Institutions (3.0%)
Golden West Financial Corp.	21,600	$1,307
IndyMac Bancorp, Inc.	53,100	1,805
Washington Mutual, Inc.	523,300	20,670
Security & Commodity Brokers (0.4%)
Goldman Sachs Group, Inc. (The)	31,700	3,487
Telecommunications (6.2%)
BellSouth Corp.	194,300	5,108
SBC Communications, Inc.	524,400	12,423
Sprint Corp. (FON Group) (b)	703,500	16,005
Verizon Communications, Inc.	434,300	15,418
Total Common Stocks (cost: $665,578)		770,759

	Principal	Value
SECURITY LENDING COLLATERAL (11.6%)
Debt (10.3%)
Bank Notes (1.0%)
Bank of America
2.77%, due 04/18/2005 (c)	$901	$901
2.82%, due 05/16/2005	901	901
2.54%, due 06/01/2005 (c)	1,049	1,049
2.80%, due 06/09/2005 (c)	450	450
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	1,801	1,801
3.01%, due 09/08/2005 (c)	1,351	1,351
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	450	450
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	450	450
3.05%, due 03/10/2006 (c)	450	450
Commercial Paper (3.1%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	901	901
2.69%, due 04/12/2005	1,123	1,123
CIESCO - 144A
2.68%, due 04/20/2005	249	249
Compass Securitization - 144A
2.71%, due 04/11/2005	675	676
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	675	676
Fairway Finance - 144A
2.64%, due 04/01/2005	859	859
2.75%, due 04/12/2005	720	720
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	445	445
2.77%, due 04/18/2005	1,575	1,575
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	675	676
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,571	1,571
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	2,927	2,927
2.95%, due 12/09/2005 (c)	2,837	2,837
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	675	675
2.63%, due 04/11/2005	1,126	1,126
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,555	1,555
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	897	897
2.80%, due 04/20/2005	1,120	1,120

Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	$895	$895
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	675	675
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	1,128	1,128
Yorktown Capital LLC
2.64%, due 04/01/2005	675	675
Euro Dollar Overnight (1.4%)
Bank of Montreal
2.60%, due 04/04/2005	5,669	5,669
BNP Paribas
2.73%, due 04/07/2005	1,126	1,126
Calyon
2.84%, due 04/01/2005	97	97
Keybank
2.84%, due 04/01/2005	1,351	1,351
Royal Bank of Scotland
2.59%, due 04/01/2005	2,481	2,481
Euro Dollar Terms (2.1%)
Bank of Montreal
2.75%, due 04/08/2005	1,126	1,126
Bank of Nova Scotia
2.70%, due 04/11/2005	1,509	1,509
2.73%, due 04/14/2005	1,126	1,126
Barclays
2.79%, due 04/25/2005	2,089	2,089
Branch Banker &Trust
2.74%, due 04/18/2005	1,126	1,126
Calyon
2.77%, due 04/21/2005	328	328
2.77%, due 04/28/2005	1,696	1,696
Citigroup
2.87%, due 06/06/2005	1,126	1,126
Fortis Bank
2.44%, due 04/14/2005	23	23
Rabobank Nederland
2.75%, due 04/27/2005	1,058	1,058
Royal Bank of Canada
2.78%, due 04/29/2005	374	374
Royal Bank of Scotland
2.75%, due 04/19/2005	1,126	1,126
Svenska Handlesbanken
2.63%, due 04/15/2005	1,126	1,126
The Bank of the West
2.79%, due 04/22/2005	225	225
Toronto Dominion Bank
2.75%, due 05/09/2005	34	34
3.01%, due 06/24/2005	5	5
UBS AG
2.81%, due 05/03/2005	466	466
Wells Fargo & Co.
2.79%, due 04/08/2005	1,126	1,126
2.78%, due 04/21/2005	1,126	1,126
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	159	159
Repurchase Agreements (2.7%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $5,539 on 04/01/2005	5,539	5,539
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $10,966 on 04/01/2005	10,965	10,965
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,504 on 04/01/2005	4,503	4,503

	Shares	Value
Investment Companies (1.3%)
Money Market Funds (1.3%)
American Beacon Funds
1-day yield of 2.70%	1,350,946	$1,351
BGI Institutional Money Market Fund
1-day yield of 2.79%	5,426,281	5,426
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	550,015	550
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	1,454,684	1,455
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	1,445,074	1,445
Total Security Lending Collateral (cost: $90,716)		90,716

Total Investment Securities (cost: $756,294)		$861,475

SUMMARY:
Investments, at value	109.7%	$861,475
Liabilities in excess of other assets	(9.7)%	(76,118)
Net assets	100.0%	$785,357

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No dividends were paid during the preceding twelve months.
(b) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $87,242.
(c) Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)   Cash collateral for the Repurchase Agreements, valued at $21,428, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $17,542 or 2.2% of the net assets of the Fund.

ADR American Depositary Receipt
REIT Real Estate Investment Trust

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Aerospace (1.6%)
Boeing Co. (The)	11,300	$661
General Dynamics Corp.	5,100	546
United Technologies Corp.	28,900	2,938
Amusement & Recreation Services (0.1%)
Disney (Walt) Co. (The)	6,500	187
Automotive (0.1%)
Navistar International Corp. (a)	7,900	288
Automotive Dealers & Service Stations (0.3%)
AutoNation, Inc. (a)	39,900	756
Beverages (2.6%)
Anheuser-Busch Cos., Inc.	71,700	3,398
Pepsi Bottling Group, Inc.	21,100	588
PepsiCo, Inc.	50,700	2,689
Business Credit Institutions (2.2%)
Fannie Mae	55,500	3,022
Freddie Mac	43,400	2,743
Business Services (1.1%)
Clear Channel Communications, Inc.	1,600	55
eBay, Inc. (a)	40,400	1,505
Monster Worldwide, Inc. (a)	23,700	665
Omnicom Group, Inc. (b)	6,800	602
Chemicals & Allied Products (2.8%)
Air Products & Chemicals, Inc.	19,600	1,240
Avon Products, Inc.	26,900	1,155
Dow Chemical Co. (The)	39,000	1,944
du Pont (E.I.) de Nemours & Co.	27,900	1,430
Huntsman Corp. (a)	13,400	312
Methanex Corp.	27,700	538
Procter & Gamble Co.	11,300	599
Commercial Banks (4.6%)
JPMorgan Chase & Co.	142,604	4,934
State Street Corp.	25,700	1,124
Wells Fargo & Co.	98,600	5,896
Communication (1.2%)
American Tower Corp.-Class A (a)	24,300	443
Cablevision Systems Corp.-Class A (a)	22,573	633
Comcast Corp.-Class A (a)	19,700	665
DIRECTV Group (The), Inc. (a)	60,637	874
Viacom, Inc.-Class B	17,900	623
Communications Equipment (1.0%)
Corning, Inc. (a)	47,200	525
QUALCOMM, Inc.	59,500	2,181
Computer & Data Processing Services (4.9%)
Affiliated Computer Services, Inc.-Class A (a) (b)	63,200	3,365
Automatic Data Processing, Inc.	27,600	1,241
Cadence Design Systems, Inc. (a) (b)	36,700	549
Checkfree Corp. (a) (b)	19,600	799
Google, Inc.-Class A (a) (b)	3,100	560
Microsoft Corp.	126,600	3,060
SAP AG -ADR (b)	21,400	858
Sun Microsystems, Inc. (a)	292,200	1,180
VeriSign, Inc. (a)	34,400	987

Computer & Office Equipment (3.5%)
Apple Computer, Inc. (a)	15,400	$642
Cisco Systems, Inc. (a)	171,000	3,059
Hewlett-Packard Co.	32,757	719
International Business Machines Corp.	12,100	1,106
Jabil Circuit, Inc. (a)	64,400	1,837
Lexmark International, Inc. (a)	8,700	696
Seagate Technology	46,600	911
Construction (1.1%)
Fluor Corp. (b)	51,900	2,877
Electric Services (2.1%)
AES Corp. (The) (a) (b)	128,600	2,106
Calpine Corp. (a) (b)	162,600	455
Duke Energy Corp.	87,400	2,448
Edison International	15,200	528
Electric, Gas & Sanitary Services (0.2%)
NiSource, Inc.	21,300	485
Electrical Goods (0.3%)
Avnet, Inc. (a) (b)	45,800	844
Electronic & Other Electric Equipment (3.1%)
Cooper Industries, Ltd.-Class A	23,800	1,702
Emerson Electric Co.	8,800	571
General Electric Co.	163,200	5,885
Electronic Components & Accessories (4.1%)
Advanced Micro Devices, Inc. (a)	35,100	566
Altera Corp. (a)	107,800	2,132
Applied Micro Circuits Corp. (a)	47,000	155
ASML Holding NV, ADR (a)	40,300	676
Fairchild Semiconductor International, Inc. (a) (b)	40,200	616
Flextronics International, Ltd. (a)	67,000	807
Intel Corp.	78,000	1,812
JDS Uniphase Corp. (a) (b)	135,400	226
Linear Technology Corp.	17,100	655
Micron Technology, Inc. (a) (b)	44,200	457
Novellus Systems, Inc.	18,600	497
PMC-Sierra, Inc. (a) (b)	2,400	21
Tyco International, Ltd.	27,500	929
Xilinx, Inc.	35,400	1,035
Environmental Services (0.2%)
Allied Waste Industries, Inc. (a) (b)	81,600	596
Food & Kindred Products (3.5%)
Altria Group, Inc.	51,700	3,381
Campbell Soup Co.	60,000	1,741
Kraft Foods, Inc.-Class A (b)	52,000	1,719
Unilever NV- NY Shares (b)	32,500	2,224
Furniture & Fixtures (0.2%)
Leggett & Platt, Inc.	17,100	494
Furniture & Home Furnishings Stores (0.5%)
Williams-Sonoma, Inc. (a) (b)	34,800	1,279
Gas Production & Distribution (0.5%)
Kinder Morgan, Inc.	12,414	940
Williams Cos., Inc. (The)	22,900	431
Health Services (2.2%)
DaVita, Inc. (a)	29,600	1,239
Lincare Holdings, Inc. (a)	80,500	3,560
Tenet Healthcare Corp. (a) (b)	69,300	799
Holding & Other Investment Offices (1.2%)
Berkshire Hathaway, Inc.-Class A (a) (b)	36	3,132
Hotels & Other Lodging Places (0.6%)
Las Vegas Sands Corp. (a) (b)	12,900	580
Starwood Hotels & Resorts Worldwide, Inc.	14,300	858
Industrial Machinery & Equipment (4.8%)
American Standard Cos., Inc.	60,200	2,798
Applied Materials, Inc. (a)	308,900	5,020
Baker Hughes, Inc.	25,100	1,117
Illinois Tool Works, Inc. (b)	21,300	1,907
Ingersoll-Rand Co.-Class A	12,800	1,019
Lam Research Corp. (a) (b)	21,000	606

Instruments & Related Products (3.4%)
Agilent Technologies, Inc. (a)	93,900	$2,085
Applera Corp.-Applied Biosystems Group	78,500	1,550
Credence Systems Corp. (a)	9,700	77
KLA-Tencor Corp. (a)	86,900	3,998
Teradyne, Inc. (a)	79,100	1,155
Insurance (3.3%)
American International Group, Inc.	40,000	2,216
Assurant, Inc.	3,400	115
Chubb Corp.	13,800	1,094
Everest Re Group, Ltd.	3,400	289
PMI Group, Inc. (The) (b)	33,500	1,273
WellPoint, Inc. (a)	15,900	1,993
XL Capital, Ltd.-Class A	20,700	1,498
Insurance Agents, Brokers & Service (0.4%)
Hartford Financial Services Group, Inc. (The)	14,399	987
Lumber & Other Building Materials (1.9%)
Lowe’s Cos., Inc.	84,300	4,813
Manufacturing Industries (0.2%)
Mattel, Inc.	27,000	576
Medical Instruments & Supplies (1.8%)
Baxter International, Inc.	47,300	1,607
Becton Dickinson & Co.	8,300	485
Guidant Corp.	27,575	2,038
Medtronic, Inc.	9,400	479
Motion Pictures (1.6%)
Time Warner, Inc. (a)	231,050	4,055
Oil & Gas Extraction (5.5%)
BJ Services Co.	11,400	591
Schlumberger, Ltd.	54,200	3,820
Shell Transport & Trading Co. PLC- NY Shares ADR (b)	28,400	1,544
Transocean, Inc. (a)	38,200	1,966
Unocal Corp.	74,700	4,608
Weatherford International, Ltd. (a)	30,000	1,738
Paper & Allied Products (1.1%)
3M Co.	10,900	934
International Paper Co.	20,500	754
Kimberly-Clark Corp.	10,200	670
OfficeMax, Inc.	17,800	596
Personal Credit Institutions (2.7%)
AmeriCredit Corp. (a) (b)	23,900	560
SLM Corp.	127,300	6,345
Petroleum Refining (3.4%)
Exxon Mobil Corp.	66,100	3,939
Royal Dutch Petroleum Co.- NY Shares	83,200	4,995
Pharmaceuticals (11.7%)
Allergan, Inc.	60,400	4,196
Amgen, Inc. (a)	56,800	3,306
AstraZeneca PLC -ADR (b)	203,900	8,060
Forest Laboratories, Inc. (a)	147,600	5,454
Genentech, Inc. (a)	10,400	589
ImClone Systems, Inc. (a) (b)	10,800	373
Lilly (Eli) & Co.	59,200	3,084
Medco Health Solutions, Inc. (a) (b)	30,700	1,522
Pfizer, Inc.	45,000	1,182
Sepracor, Inc. (a) (b)	9,800	563
Teva Pharmaceutical Industries, Ltd.-ADR	65,000	2,015
Primary Metal Industries (0.7%)
Alcoa, Inc.	63,100	1,918
Printing & Publishing (0.2%)
Knight-Ridder, Inc. (b)	7,000	471
Radio & Television Broadcasting (0.5%)
IAC/InterActive Corp. (a) (b)	59,000	1,314
Radio, Television & Computer Stores (0.2%)
RadioShack Corp. (b)	24,800	608
Railroads (0.2%)
Union Pacific Corp.	7,800	544
Regional Mall (0.2%)
General Growth Properties, Inc. REIT (b)	17,600	600

Retail Trade (0.6%)
Amazon.com, Inc. (a) (b)	15,000	$514
Dollar Tree Stores, Inc. (a) (b)	39,800	1,143
Savings Institutions (2.8%)
Golden West Financial Corp.	45,800	2,771
Washington Mutual, Inc.	111,700	4,412
Security & Commodity Brokers (0.2%)
Goldman Sachs Group, Inc. (The)	4,900	539
Telecommunications (2.9%)
Qwest Communications International (a) (b)	218,000	807
SBC Communications, Inc.	19,900	471
Sprint Corp. (FON Group) (b)	231,550	5,268
Verizon Communications, Inc.	27,900	990
Transportation & Public Utilities (0.3%)
Kinder Morgan Management LLC (a)	15,873	644
Transportation Equipment (0.1%)
United Defense Industries, Inc.	2,900	213
Trucking & Warehousing (0.2%)
United Parcel Service, Inc.-Class B	7,500	545
Variety Stores (1.7%)
Costco Wholesale Corp.	59,500	2,629
Target Corp.	36,800	1,841
Water Transportation (0.3%)
Carnival Corp.	15,500	803
Wholesale Trade Nondurable Goods (0.7%)
SYSCO Corp. (b)	48,800	1,747
Total Common Stocks (cost: $217,776)		257,832

	Principal	Value
SECURITY LENDING COLLATERAL (15.7%)
Debt (14.0%)
Bank Notes (1.4%)
Bank of America
2.77%, due 04/18/2005 (c)	$406	$406
2.82%, due 05/16/2005	406	406
2.54%, due 06/01/2005 (c)	473	473
2.80%, due 06/09/2005 (c)	203	203
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	812	812
3.01%, due 09/08/2005 (c)	609	609
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	203	203
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	203	203
3.05%, due 03/10/2006 (c)	203	203
Commercial Paper (4.2%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	406	406
2.69%, due 04/12/2005	506	506
CIESCO - 144A
2.68%, due 04/20/2005	112	112
Compass Securitization - 144A
2.71%, due 04/11/2005	305	305
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	304	304
Fairway Finance - 144A
2.64%, due 04/01/2005	387	387
2.75%, due 04/12/2005	324	324
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	201	201
2.77%, due 04/18/2005	710	710
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	304	304
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	708	708

Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	$1,319	$1,319
2.95%, due 12/09/2005 (c)	1,279	1,279
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	304	304
2.63%, due 04/11/2005	507	507
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	701	701
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	404	404
2.80%, due 04/20/2005	505	505
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	404	404
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	304	304
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	508	508
Yorktown Capital LLC
2.64%, due 04/01/2005	304	304
Euro Dollar Overnight (1.9%)
Bank of Montreal
2.60%, due 04/04/2005	2,555	2,555
BNP Paribas
2.73%, due 04/07/2005	507	507
Calyon
2.84%, due 04/01/2005	44	44
Keybank
2.84%, due 04/01/2005	609	609
Royal Bank of Scotland
2.59%, due 04/01/2005	1,118	1,118
Euro Dollar Terms (2.9%)
Bank of Montreal
2.75%, due 04/08/2005	507	507
Bank of Nova Scotia
2.70%, due 04/11/2005	680	680
2.73%, due 04/14/2005	507	507
Barclays
2.79%, due 04/25/2005	942	942
Branch Banker &Trust
2.74%, due 04/18/2005	507	507
Calyon
2.77%, due 04/21/2005	148	148
2.77%, due 04/28/2005	764	764
Citigroup
2.87%, due 06/06/2005	507	507
Fortis Bank
2.44%, due 04/14/2005	10	10
Rabobank Nederland
2.75%, due 04/27/2005	477	477
Royal Bank of Canada
2.78%, due 04/29/2005	169	169
Royal Bank of Scotland
2.75%, due 04/19/2005	507	507
Svenska Handlesbanken
2.63%, due 04/15/2005	507	507
The Bank of the West
2.79%, due 04/22/2005	102	102
Toronto Dominion Bank
2.75%, due 05/09/2005	15	15
3.01%, due 06/24/2005	2	2
UBS AG
2.81%, due 05/03/2005	210	210
Wells Fargo & Co.
2.79%, due 04/08/2005	507	507
2.78%, due 04/21/2005	507	507

Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	$72	$72
Repurchase Agreements (3.6%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,496 on 04/01/2005	2,496	2,496
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,941 on 04/01/2005	4,941	4,941
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,029 on 04/01/2005	2,029	2,029

	Shares	Value
Investment Companies (1.7%)
Money Market Funds (1.7%)
American Beacon Funds
1-day yield of 2.70%	608,772	$609
BGI Institutional Money Market Fund
1-day yield of 2.79%	2,445,223	2,445
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	247,851	248
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	655,519	656
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	651,188	651
Total Security Lending Collateral (cost: $40,879)		40,879

Total Investment Securities (cost: $258,655)		$298,711

SUMMARY:
Investments, at value	115.1%	$298,711
Liabilities in excess of other assets	(15.1)%	(39,236)
Net assets	100.0%	$259,475

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $39,428.

(c)          Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $9,656, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $7,904 or 3.0% of the net assets of the Fund.

Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Apartments (15.4%)
American Campus Communities	62,200	$1,306
Archstone-Smith Trust	271,100	9,247
AvalonBay Communities, Inc. (a)	192,100	12,850
Camden Property Trust (a)	242,600	11,409
Education Realty Trust, Inc. (b)	130,800	2,175
Gables Residential Trust (a)	116,000	3,863
Post Properties, Inc.	127,600	3,961
United Dominion Realty Trust, Inc.	599,400	12,509
Hotels (12.4%)
Hilton Hotels Corp.	168,900	3,775
Host Marriott Corp. (a)	808,300	13,385
LaSalle Hotel Properties	116,900	3,396
Starwood Hotels & Resorts Worldwide, Inc.	358,700	21,533
Strategic Hotel Capital, Inc.	271,650	3,993
Industrial Property (11.3%)
AMB Property Corp.	245,200	9,269
Catellus Development Corp.	136,398	3,635
Liberty Property Trust (a)	276,400	10,793
Prologis	491,500	18,235
Office Property (28.4%)
Arden Realty, Inc.	280,300	9,488
Boston Properties, Inc. (a)	307,000	18,491
Corporate Office Properties Trust	271,550	7,191
Equity Office Properties Trust	313,800	9,455
Maguire Properties, Inc.	404,400	9,657
Prentiss Properties Trust	212,400	7,256
Reckson Associates Realty Corp.	249,900	7,672
SL Green Realty Corp. (a)	264,900	14,893
Trizec Properties, Inc.	718,300	13,648
Vornado Realty Trust	114,900	7,959
Regional Mall (16.0%)
CBL & Associates Properties, Inc.	105,400	7,537
General Growth Properties, Inc. (a)	274,670	9,366
Macerich Co. (The)	167,600	8,930
Mills Corp. (The) (a)	245,600	12,992
Simon Property Group, Inc. (a)	344,400	20,864
Shopping Center (9.7%)
Acadia Realty Trust	241,000	3,875
Developers Diversified Realty Corp.	274,700	10,919
Kite Realty Group	199,300	2,870
Pan Pacific Retail Properties, Inc.	198,400	11,259
Regency Centers Corp.	153,900	7,330
Storage (4.6%)
Extra Space Storage, Inc.	281,100	3,795
Public Storage, Inc.	231,500	13,182
Total Common Stocks (cost: $325,381)		363,963

	Principal	Value
SECURITY LENDING COLLATERAL (21.8%)
Debt (19.3%)
Bank Notes (1.9%)
Bank of America
2.77%, due 04/18/2005 (c)	$804	$804
2.82%, due 05/16/2005	804	804
2.54%, due 06/01/2005 (c)	937	937
2.80%, due 06/09/2005 (c)	402	402
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	1,608	1,608
3.01%, due 09/08/2005 (c)	1,206	1,206
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	402	402
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	402	402
3.05%, due 03/10/2006 (c)	402	402
Commercial Paper (5.8%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	804	804
2.69%, due 04/12/2005	1,003	1,003
CIESCO - 144A
2.68%, due 04/20/2005	222	222
Compass Securitization - 144A
2.71%, due 04/11/2005	603	603
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	603	603
Fairway Finance - 144A
2.64%, due 04/01/2005	767	767
2.75%, due 04/12/2005	643	643
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	397	397
2.77%, due 04/18/2005	1,406	1,406
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	603	603
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,403	1,403
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	2,613	2,613
2.95%, due 12/09/2005 (c)	2,533	2,533
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	603	603
2.63%, due 04/11/2005	1,005	1,005
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,389	1,389
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	801	801
2.80%, due 04/20/2005	1,000	1,000
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	799	799
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	603	603
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	1,007	1,007
Yorktown Capital LLC
2.64%, due 04/01/2005	603	603

Euro Dollar Overnight (2.6%)
Bank of Montreal
2.60%, due 04/04/2005	$5,061	$5,061
BNP Paribas
2.73%, due 04/07/2005	1,005	1,005
Calyon
2.84%, due 04/01/2005	87	87
Keybank
2.84%, due 04/01/2005	1,206	1,206
Royal Bank of Scotland
2.59%, due 04/01/2005	2,215	2,215
Euro Dollar Terms (4.0%)
Bank of Montreal
2.75%, due 04/08/2005	1,005	1,005
Bank of Nova Scotia
2.70%, due 04/11/2005	1,347	1,347
2.73%, due 04/14/2005	1,005	1,005
Barclays
2.79%, due 04/25/2005	1,865	1,865
Branch Banker &Trust
2.74%, due 04/18/2005	1,005	1,005
Calyon
2.77%, due 04/21/2005	293	293
2.77%, due 04/28/2005	1,514	1,514
Citigroup
2.87%, due 06/06/2005	1,005	1,005
Fortis Bank
2.44%, due 04/14/2005	20	20
Rabobank Nederland
2.75%, due 04/27/2005	945	945
Royal Bank of Canada
2.78%, due 04/29/2005	334	334
Royal Bank of Scotland
2.75%, due 04/19/2005	1,005	1,005
Svenska Handlesbanken
2.63%, due 04/15/2005	1,005	1,005
The Bank of the West
2.79%, due 04/22/2005	201	201
Toronto Dominion Bank
2.75%, due 05/09/2005	30	30
3.01%, due 06/24/2005	4	4
UBS AG
2.81%, due 05/03/2005	416	416
Wells Fargo & Co.
2.79%, due 04/08/2005	1,005	1,005
2.78%, due 04/21/2005	1,005	1,005
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	142	142
Repurchase Agreements (5.0%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,945 on 04/01/2005	4,945	4,945
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $9,790 on 04/01/2005	9,790	9,790
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,021 on 04/01/2005	4,020	4,020

	Shares	Value
Investment Companies (2.5%)
Money Market Funds (2.5%)
American Beacon Funds
1-day yield of 2.70%	1,206,082	$1,206
BGI Institutional Money Market Fund
1-day yield of 2.79%	4,844,410	4,845
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	491,036	491
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	1,298,696	1,299
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	1,290,116	1,290
Total Security Lending Collateral (cost: $80,988)		80,988

Total Investment Securities (cost: $406,369)		$444,951

SUMMARY:
Investments, at value	119.6%	$444,951
Liabilities in excess of other assets	(19.6)%	(73,031)
Net assets	100.0%	$371,920

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $78,131.
(b) No dividends were paid during the preceding twelve months.
(c) Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $19,130, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $15,661 or 4.2% of the net assets of the Fund.

Federated Growth & Income

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (43.7%)
U.S. Treasury Note
1.63%, due 10/31/2005		$20,000	$19,823
1.88%, due 11/30/2005		15,000	14,866
1.88%, due 12/31/2005 (a)		20,000	19,792
1.50%, due 03/31/2006		15,000	14,716
2.25%, due 04/30/2006 (a)		15,000	14,800
2.50%, due 05/31/2006		12,000	11,857
2.75%, due 06/30/2006		20,000	19,798
2.38%, due 08/15/2006		19,000	18,682
3.00%, due 11/15/2007		15,000	14,674
3.38%, due 02/15/2008		15,000	14,775
3.63%, due 01/15/2010		15,300	14,934
4.25%, due 11/15/2014		15,000	14,690
4.00%, due 03/15/2010 (a)		15,000	14,883
4.00%, due 02/15/2015		15,000	14,412
Total U.S. Government Obligations (cost: $223,448)			222,702

FOREIGN GOVERNMENT OBLIGATIONS (6.9%)
Canada Government
0.70%, due 03/20/2006	JPY	530,000	4,973
Republic of Austria
4.50%, due 09/28/2005	JPY	320,000	3,050
Italian Republic
3.75%, due 06/08/2005	JPY	210,000	1,972
0.38%, due 10/10/2006	JPY	210,000	1,969
Kingdom of Spain
3.10%, due 09/20/2006	JPY	430,000	4,189
Kingdom of Sweden
5.00%, due 01/28/2009	SEK	40,000	6,081
United Mexican States
Zero Coupon, due 04/07/2005	MXN	57,500	5,087
Zero Coupon, due 04/14/2005	MXN	34,388	3,043
9.50%, due 12/18/2014	MXN	57,240	4,776
Total Foreign Government Obligations (cost: $34,894)			35,140

CORPORATE DEBT SECURITIES (0.6%)
Commercial Banks (0.6%)
European Investment Bank
2.13%, due 09/20/2007	JPY	320,000	3,130
Total Corporate Debt Securities (cost: $3,026)			3,130

	Shares	Value
COMMON STOCKS (23.9%)
Beer, Wine & Distilled Beverages (1.2%)
Kirin Brewery Co., Ltd.	634,000	$6,182
Drug Stores & Proprietary Stores (0.4%)
Boots Group PLC-ADR (a)	95,700	2,255

Electric Services (0.6%)
Scottish Power PLC	368,500	$2,847
Holding & Other Investment Offices (1.5%)
Health Care Property Investors, Inc. (a)	96,300	2,260
Investa Property Group	1,549,500	2,493
Rodamco Europe NV	37,550	2,810
Instruments & Related Products (1.1%)
Fuji Photo Film Co., Ltd.-ADR (a)	157,100	5,747
Metal Mining (5.3%)
Anglo American PLC	104,400	2,475
AngloGold Ashanti, Ltd.-ADR (a)	143,600	4,947
Barrick Gold Corp. (a)	104,300	2,499
Harmony Gold Mining Co., Ltd.-ADR (a)	601,000	4,688
Hecla Mining Co. (b)	439,200	2,407
Lihir Gold, Ltd.-ADR (a) (b)	84,575	1,420
Placer Dome, Inc.	514,400	8,344
Oil & Gas Extraction (4.4%)
Husky Energy, Inc. (a)	181,200	5,440
OMV AG-ADR (a)	42,100	2,682
Petro-Canada	141,100	8,192
Santos, Ltd.-ADR	141,100	3,937
Snam Rete Gas SpA	393,700	2,194
Paper & Paper Products (1.2%)
Carter Holt Harvey, Ltd.	2,495,700	3,505
Mayr-Melnhof Karton AG-ADR	58,098	2,315
Petroleum Refining (0.8%)
Statoil ASA (a)	223,200	3,808
Pharmaceuticals (6.0%)
Sankyo Co., Ltd.	418,500	8,825
Shionogi & Co., Ltd.	193,000	2,662
Taisho Pharmaceutical Co., Ltd.	131,000	2,787
Takeda Pharmaceutical Co., Ltd.	149,800	7,143
Tanabe Seiyaku Co., Ltd.	257,000	2,561
Yamanouchi Pharmaceutical Co., Ltd.	199,000	6,740
Real Estate (0.3%)
NTT Urban Development Corp.	329	1,520
Shopping Center (0.4%)
Pan Pacific Retail Properties, Inc.	38,300	2,173
Telecommunications (0.7%)
Telstra Corp., Ltd.-ADR	190,900	3,757
Total Common Stocks (cost: $97,723)		121,615

	Principal	Value
SHORT-TERM OBLIGATIONS (23.2%)
Repurchase Agreements (23.2%)
Investors Bank & Trust Co. 2.02% Repurchase Agreement dated 03/31/2005 to be repurchased at $118,202 on 04/01/2005 (c)	$118,196	$118,196
Total Short-Term Obligations (cost: $118,196)

SECURITY LENDING COLLATERAL (12.1%)
Debt (10.7%)
Bank Notes (1.0%)
Bank of America
2.77%, due 04/18/2005 (d)	611	611
2.82%, due 05/16/2005	611	611
2.54%, due 06/01/2005 (d)	712	712
2.80%, due 06/09/2005 (d)	306	306

Bear Stearns & Co.
3.01%, due 06/02/2005 (d)	$1,223	$1,223
3.01%, due 09/08/2005 (d)	917	917
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (d)	306	306
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (d)	306	306
3.05%, due 03/10/2006 (d)	306	306
Commercial Paper (3.2%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	611	611
2.69%, due 04/12/2005	763	763
CIESCO - 144A
2.68%, due 04/20/2005	169	169
Compass Securitization - 144A
2.71%, due 04/11/2005	459	459
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	459	459
Fairway Finance - 144A
2.64%, due 04/01/2005	584	584
2.75%, due 04/12/2005	489	489
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	302	302
2.77%, due 04/18/2005	1,069	1,069
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	459	459
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,067	1,067
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (d)	1,987	1,987
2.95%, due 12/09/2005 (d)	1,926	1,926
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	459	459
2.63%, due 04/11/2005	764	764
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,056	1,056
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	609	609
2.80%, due 04/20/2005	760	760
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	608	608
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	459	459
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	766	766
Yorktown Capital LLC
2.64%, due 04/01/2005	459	459
Euro Dollar Overnight (1.4%)
Bank of Montreal
2.60%, due 04/04/2005	3,849	3,849
BNP Paribas
2.73%, due 04/07/2005	764	764
Calyon
2.84%, due 04/01/2005	66	66
Keybank
2.84%, due 04/01/2005	917	917
Royal Bank of Scotland
2.59%, due 04/01/2005	1,684	1,684

Euro Dollar Terms (2.3%)
Bank of Montreal
2.75%, due 04/08/2005	$764	$764
Bank of Nova Scotia
2.70%, due 04/11/2005	1,024	1,024
2.73%, due 04/14/2005	764	764
Barclays
2.79%, due 04/25/2005	1,418	1,418
Branch Banker &Trust
2.74%, due 04/18/2005	764	764
Calyon
2.77%, due 04/21/2005	222	222
2.77%, due 04/28/2005	1,151	1,151
Citigroup
2.87%, due 06/06/2005	764	764
Fortis Bank
2.44%, due 04/14/2005	15	15
Rabobank Nederland
2.75%, due 04/27/2005	718	718
Royal Bank of Canada
2.78%, due 04/29/2005	254	254
Royal Bank of Scotland
2.75%, due 04/19/2005	764	764
Svenska Handlesbanken
2.63%, due 04/15/2005	764	764
The Bank of the West
2.79%, due 04/22/2005	153	153
Toronto Dominion Bank
2.75%, due 05/09/2005	23	23
3.01%, due 06/24/2005	3	3
UBS AG
2.81%, due 05/03/2005	317	317
Wells Fargo & Co.
2.79%, due 04/08/2005	764	764
2.78%, due 04/21/2005	764	764
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	108	108
Repurchase Agreements (2.8%) (e)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,760 on 04/01/2005	3,760	3,760
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $7,445 on 04/01/2005	7,444	7,444
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,057 on 04/01/2005	3,057	3,057

	Shares	Value
Investment Companies (1.4%)
Money Market Funds (1.4%)
American Beacon Funds
1-day yield of 2.70%	917,121	$917
BGI Institutional Money Market Fund
1-day yield of 2.79%	3,683,757	3,684
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	373,391	373
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	987,546	988
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (f)	981,022	981
Total Security Lending Collateral (cost: $61,584)		61,584

Total Investment Securities (cost: $538,871)		$562,367

SUMMARY:
Investments, at value	110.4%	$562,367
Liabilities in excess of other assets	(10.4)%	(53,160)
Net assets	100.0%	$509,207

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $59,661.
(b) No dividends were paid during the preceding twelve months.
(c) At March 31, 2005, the collateral for the repurchase agreement excluding collateral for securities on loan is as follows:

Collateral	Market Value and Accrued Interest

$16,365 Fannie Mae ARM-709345
3.98%, due 06/01/2033	$16,216
$4,412 SBA-506406
5.88%, due 06/25/2028	4,784
$15,070 Freddie Mac Floating rate Note Series 2684 Class FP
3.45%, due 01/15/2033	15,029
$5,602 SBA-506401
5.63%, due 09/25/2023	5,971
$4,702 Fannie Mae ARM-620048
3.43%, due 08/01/2037	4,766
$16,133 Fannie Mae Floating Rate Note Series 2004-56 Class FE
3.30%, due 10/25/2033	16,234
$4,562 Fannie Mae Floating Rate Note Series 1998-T2 Class A6
3.40%, due 01/25/2032	4,558
$16,205 Ginnie Mae-80801
4.00%, due 01/20/2034	16,443
$17,483 Fannie Mae ARM-333913
3.37%, due 04/01/2035	17,717
$3,061 SBA-506088
6.38%, due 06/25/2016	3,283
$12,432 Ginnie Mae-80904
4.00%, due 05/20/2034	12,626
$6,060 SBA-506717
6.13%, due 09/25/2016	6,480
$124,107

(d) Floating or variable rate note. Rate is listed as of March 31, 2005.

(e)                   Cash collateral for the Repurchase Agreements, valued at $14,547, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(f) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
ADR American Depositary Receipt

144A          144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $11,912 or 2.3% of the net assets of the Fund.

Great Companies - AmericaSM

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Aerospace (7.3%)
United Technologies Corp.	196,337	$19,960
Beverages (5.1%)
Anheuser-Busch Cos., Inc.	12,000	569
PepsiCo, Inc.	252,032	13,365
Business Services (10.5%)
First Data Corp.	446,223	17,541
Omnicom Group, Inc. (a)	130,000	11,508
Chemicals & Allied Products (9.0%)
Colgate-Palmolive Co.	218,994	11,425
Ecolab, Inc. (a)	160,000	5,288
Procter & Gamble Co.	150,000	7,950
Commercial Banks (4.7%)
Citigroup, Inc.	285,111	12,813
Computer & Data Processing Services (1.1%)
Microsoft Corp.	122,000	2,949
Computer & Office Equipment (5.3%)
Cisco Systems, Inc. (b)	70,000	1,252
International Business Machines Corp.	147,258	13,456
Electronic & Other Electric Equipment (7.4%)
General Electric Co.	565,930	20,407
Electronic Components & Accessories (5.1%)
Intel Corp.	59,000	1,371
Texas Instruments, Inc.	499,700	12,737
Instruments & Related Products (1.8%)
Danaher Corp. (a)	94,300	5,037
Insurance (2.1%)
American International Group, Inc.	104,355	5,782
Medical Instruments & Supplies (10.0%)
Medtronic, Inc.	340,000	17,323
Zimmer Holdings, Inc. (b)	132,400	10,302
Paper & Allied Products (5.0%)
3M Co.	161,902	13,873
Pharmaceuticals (12.2%)
Abbott Laboratories	297,503	13,870
Johnson & Johnson	174,101	11,693
Wyeth	191,584	8,081
Security & Commodity Brokers (12.1%)
American Express Co.	230,000	11,815
Goldman Sachs Group, Inc. (The)	121,996	13,418
Merrill Lynch & Co., Inc.	144,300	8,167
Total Common Stocks (cost: $249,706)		271,952

	Principal	Value
SECURITY LENDING COLLATERAL (6.4%)
Debt (5.7%)
Bank Notes (0.5%)
Bank of America
2.77%, due 04/18/2005 (c)	$174	$174
2.82%, due 05/16/2005	174	174
2.54%, due 06/01/2005 (c)	203	203
2.80%, due 06/09/2005 (c)	87	87
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	349	349
3.01%, due 09/08/2005 (c)	262	262
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	87	87
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	87	87
3.05%, due 03/10/2006 (c)	87	87
Commercial Paper (1.7%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	174	174
2.69%, due 04/12/2005	218	218
CIESCO - 144A
2.68%, due 04/20/2005	48	48
Compass Securitization - 144A
2.71%, due 04/11/2005	131	131
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	131	131
Fairway Finance - 144A
2.64%, due 04/01/2005	167	167
2.75%, due 04/12/2005	139	139
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	86	86
2.77%, due 04/18/2005	305	305
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	131	131
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	304	304
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	567	567
2.95%, due 12/09/2005 (c)	550	550
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	131	131
2.63%, due 04/11/2005	218	218
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	301	301
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	174	174
2.80%, due 04/20/2005	217	217
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	173	173
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	131	131
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	218	218
Yorktown Capital LLC
2.64%, due 04/01/2005	131	131
Euro Dollar Overnight (0.8%)
Bank of Montreal
2.60%, due 04/04/2005	1,098	1,098

BNP Paribas
2.73%, due 04/07/2005	$218	$218
Calyon
2.84%, due 04/01/2005	19	19
Keybank
2.84%, due 04/01/2005	262	262
Royal Bank of Scotland
2.59%, due 04/01/2005	481	481
Euro Dollar Terms (1.2%)
Bank of Montreal
2.75%, due 04/08/2005	218	218
Bank of Nova Scotia
2.70%, due 04/11/2005	292	292
2.73%, due 04/14/2005	218	218
Barclays
2.79%, due 04/25/2005	405	405
Branch Banker &Trust
2.74%, due 04/18/2005	218	218
Calyon
2.77%, due 04/21/2005	64	64
2.77%, due 04/28/2005	329	329
Citigroup
2.87%, due 06/06/2005	218	218
Fortis Bank
2.44%, due 04/14/2005	4	4
Rabobank Nederland
2.75%, due 04/27/2005	205	205
Royal Bank of Canada
2.78%, due 04/29/2005	72	72
Royal Bank of Scotland
2.75%, due 04/19/2005	218	218
Svenska Handlesbanken
2.63%, due 04/15/2005	218	218
The Bank of the West
2.79%, due 04/22/2005	44	44
Toronto Dominion Bank
2.75%, due 05/09/2005	7	7
3.01%, due 06/24/2005	1	1
UBS AG
2.81%, due 05/03/2005	90	90
Wells Fargo & Co.
2.79%, due 04/08/2005	218	218
2.78%, due 04/21/2005	218	218
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	31	31
Repurchase Agreements (1.5%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,073 on 04/01/2005	1,073	1,073
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,124 on 04/01/2005	2,124	2,124
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $872 on 04/01/2005	872	872

	Shares	Value
Investment Companies (0.7%)
Money Market Funds (0.7%)
American Beacon Funds
1-day yield of 2.70%	261,687	$262
BGI Institutional Money Market Fund
1-day yield of 2.79%	1,051,106	1,051
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	106,542	107
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	281,782	282
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	279,920	280
Total Security Lending Collateral (cost: $17,572)		17,572

Total Investment Securities (cost: $267,278)		$289,524

SUMMARY:
Investments, at value	105.1%	$289,524
Liabilities in excess of other assets	(5.1)%	(14,018)
Net assets	100.0%	$275,506

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $17,147.
(b) No dividends were paid during the preceding twelve months.
(c) Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)      Cash collateral for the Repurchase Agreements, valued at $4,151, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A          144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $3,397 or 1.2% of the net assets of the Fund.

Great Companies - TechnologySM

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (88.3%)
Business Services (10.0%)
eBay, Inc. (a)	155,000	$5,775
First Data Corp.	309,117	12,151
Communications Equipment (5.4%)
Motorola, Inc.	11,800	177
QUALCOMM, Inc.	258,600	9,478
Computer & Data Processing Services (15.0%)
Microsoft Corp.	593,600	14,347
SAP AG -ADR	8,300	333
Symantec Corp. (a)	324,200	6,915
VeriSign, Inc. (a)	13,600	390
Yahoo!, Inc. (a)	143,740	4,873
Computer & Office Equipment (27.4%)
Cisco Systems, Inc. (a)	656,240	11,740
Dell, Inc. (a)	358,400	13,770
EMC Corp. (a)	945,200	11,645
International Business Machines Corp.	130,870	11,959
Electronic & Other Electric Equipment (0.3%)
Samsung Electronics Co., Ltd. -GDR, 144A (b)	2,400	594
Electronic Components & Accessories (21.5%)
Analog Devices, Inc. (b)	231,200	8,355
Freescale Semiconductor, Inc.-Class B (a)	1,302	22
Intel Corp.	298,576	6,936
Linear Technology Corp. (b)	217,100	8,317
Texas Instruments, Inc.	274,000	6,984
Xilinx, Inc.	275,400	8,050
Industrial Machinery & Equipment (3.1%)
Applied Materials, Inc. (a)	331,500	5,387
Lam Research Corp. (a) (b)	9,800	283
Management Services (0.2%)
Accenture, Ltd.-Class A (a)	13,300	321
Pharmaceuticals (5.4%)
Amgen, Inc. (a)	148,200	8,627
Amylin Pharmaceuticals, Inc. (a) (b)	7,700	135
Genzyme Corp. (a)	3,277	188
Gilead Sciences, Inc. (a)	5,000	179
Guilford Pharmaceuticals, Inc. (a)	20,000	46
Invitrogen Corp. (a)	3,300	228
MedImmune, Inc. (a)	10,200	243
Total Common Stocks (cost: $148,857)		158,448

	Principal	Value
SECURITY LENDING COLLATERAL (2.7%)
Debt (2.4%)
Bank Notes (0.3%)
Bank of America
2.77%, due 04/18/2005 (c)	$48	$48
2.82%, due 05/16/2005	48	48
2.54%, due 06/01/2005 (c)	55	55
2.80%, due 06/09/2005 (c)	24	24
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	95	95
3.01%, due 09/08/2005 (c)	71	71
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	24	24
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	24	24
3.05%, due 03/10/2006 (c)	24	24
Commercial Paper (0.7%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	48	48
2.69%, due 04/12/2005	59	59
CIESCO - 144A
2.68%, due 04/20/2005	13	13
Compass Securitization - 144A
2.71%, due 04/11/2005	36	36
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	36	36
Fairway Finance - 144A
2.64%, due 04/01/2005	45	45
2.75%, due 04/12/2005	38	38
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	23	23
2.77%, due 04/18/2005	83	83
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	36	36
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	83	83
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	155	155
2.95%, due 12/09/2005 (c)	150	150
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	36	36
2.63%, due 04/11/2005	59	59
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	82	82
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	47	47
2.80%, due 04/20/2005	59	59
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	47	47
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	36	36
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	60	60
Yorktown Capital LLC
2.64%, due 04/01/2005	36	36
Euro Dollar Overnight (0.3%)
Bank of Montreal
2.60%, due 04/04/2005	300	300
BNP Paribas
2.73%, due 04/07/2005	60	60

Calyon
2.84%, due 04/01/2005	$5	$5
Keybank
2.84%, due 04/01/2005	71	71
Royal Bank of Scotland
2.59%, due 04/01/2005	131	131
Euro Dollar Terms (0.5%)
Bank of Montreal
2.75%, due 04/08/2005	60	60
Bank of Nova Scotia
2.70%, due 04/11/2005	80	80
2.73%, due 04/14/2005	60	60
Barclays
2.79%, due 04/25/2005	111	110
Branch Banker &Trust
2.74%, due 04/18/2005	60	60
Calyon
2.77%, due 04/21/2005	17	17
2.77%, due 04/28/2005	90	90
Citigroup
2.87%, due 06/06/2005	60	60
Fortis Bank
2.44%, due 04/14/2005	1	1
Rabobank Nederland
2.75%, due 04/27/2005	56	56
Royal Bank of Canada
2.78%, due 04/29/2005	20	20
Royal Bank of Scotland
2.75%, due 04/19/2005	60	60
Svenska Handlesbanken
2.63%, due 04/15/2005	60	60
The Bank of the West
2.79%, due 04/22/2005	12	12
Toronto Dominion Bank
2.75%, due 05/09/2005	2	2
3.01%, due 06/24/2005	—	—	(d)
UBS AG
2.81%, due 05/03/2005	25	25
Wells Fargo & Co.
2.79%, due 04/08/2005	60	60
2.78%, due 04/21/2005	60	60
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	8	8
Repurchase Agreements (0.6%) (e)
Credit Suisse First Boston Corp. 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $293 on 04/01/2005	293	293
Goldman Sachs Group, Inc (The) 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $580 on 04/01/2005	580	580
Morgan Stanley Dean Witter & Co. 2.98%, Repurchase Agreement dated 03/31/2005 to be repurchased at $238 on 04/01/2005	238	238

	Shares	Value
Investment Companies (0.3%)
Money Market Funds (0.3%)
American Beacon Funds
1-day yield of 2.70%	71,468	$71
BGI Institutional Money Market Fund
1-day yield of 2.79%	287,062	287
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	29,097	29
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	76,956	77
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (f)	76,447	76
Total Security Lending Collateral (cost: $4,799)		4,799

Total Investment Securities (cost: $153,656)		$163,247

SUMMARY:
Investments, at value	91.0%	$163,247
Other assets in excess of liabilities	9.0%	16,124
Net assets	100.0%	$179,371

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $4,626.
(c)	Floating or variable rate note. Rate is listed as of March 31, 2005.
(d)	Amount rounds to less than $1.
(e)

Cash collateral for the Repurchase Agreements, valued at $1,134, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(f)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $1,520 or 0.8% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Janus Growth

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (91.3%)
Air Transportation (1.2%)
FedEx Corp.	208,345	$19,574
Amusement & Recreation Services (1.5%)
Harrah’s Entertainment, Inc. (a)	361,560	23,350
Apparel & Accessory Stores (1.2%)
Kohl’s Corp. (b)	381,430	19,693
Business Services (4.8%)
Clear Channel Communications, Inc. (a)	1,965,535	67,752
eBay, Inc. (b)	222,765	8,300
Chemicals & Allied Products (1.7%)
Procter & Gamble Co.	494,505	26,209
Commercial Banks (1.6%)
Citigroup, Inc.	551,220	24,772
Communication (5.0%)
Liberty Media Corp -Class A	5,554,557	57,601
XM Satellite Radio Holdings, Inc.-Class A (a) (b)	660,300	20,799
Communications Equipment (2.6%)
Research In Motion, Ltd. (b)	542,365	41,447
Computer & Data Processing Services (11.5%)
Amdocs, Ltd. (b)	715,925	20,332
Check Point Software Technologies, Ltd. (a) (b)	791,970	17,217
Checkfree Corp. (a) (b)	485,600	19,793
NAVTEQ Corp. (a) (b)	476,940	20,675
Yahoo!, Inc. (b)	3,084,030	104,549
Computer & Office Equipment (2.4%)
Cisco Systems, Inc. (b)	1,256,655	22,482
Lexmark International, Inc. (b)	202,300	16,178
Construction (1.2%)
Pulte Homes, Inc. (a)	255,525	18,814
Electronic & Other Electric Equipment (2.4%)
General Electric Co.	1,016,435	36,653
Harman International Industries, Inc.	20,320	1,797
Electronic Components & Accessories (3.2%)
Intel Corp.	968,065	22,488
Maxim Integrated Products, Inc.	684,436	27,973
Furniture & Fixtures (2.7%)
Kinetic Concepts, Inc. (a) (b)	720,745	42,992
Hotels & Other Lodging Places (5.0%)
Four Seasons Hotels, Inc. (a)	124,225	8,783
Marriott International, Inc.-Class A	555,420	37,135
Starwood Hotels & Resorts Worldwide, Inc.	556,815	33,426
Instruments & Related Products (1.5%)
Alcon, Inc. (a)	273,925	24,459
Insurance (8.0%)
Aetna, Inc.	422,350	31,655
UnitedHealth Group, Inc.	994,215	94,828
Lumber & Other Building Materials (1.1%)
Lowe’s Cos., Inc.	304,600	17,390
Medical Instruments & Supplies (8.4%)
Biomet, Inc.	613,845	22,283
Medtronic, Inc.	1,790,760	91,239
Varian Medical Systems, Inc. (a) (b)	556,830	19,088
Oil & Gas Extraction (1.2%)
GlobalSantaFe Corp.	518,740	19,214

Paper & Allied Products (1.0%)
3M Co.	190,580	$16,331
Personal Credit Institutions (1.2%)
SLM Corp.	385,195	19,198
Pharmaceuticals (8.5%)
Celgene Corp. (a) (b)	1,382,370	47,070
Genentech, Inc. (b)	504,185	28,542
Roche Holding AG-Genusschein (a)	543,508	58,293
Radio & Television Broadcasting (1.4%)
IAC/InterActive Corp. (a) (b)	965,455	21,501
Restaurants (1.2%)
McDonald’s Corp.	621,605	19,357
Retail Trade (2.6%)
Staples, Inc.	1,285,345	40,398
Telecommunications (0.8%)
Nextel Partners, Inc.-Class A (b)	547,970	12,033
Variety Stores (1.7%)
Wal-Mart Stores, Inc.	541,760	27,148
Water Transportation (4.7%)
Carnival Corp.	509,430	26,394
Royal Caribbean Cruises, Ltd. (a)	1,054,420	47,122
Total Common Stocks (cost: $1,178,155)		1,444,327

	Principal	Value
SECURITY LENDING COLLATERAL (15.4%)
Debt (13.6%)
Bank Notes (1.3%)
Bank of America
2.77%, due 04/18/2005 (c)	$2,412	$2,412
2.82%, due 05/16/2005	2,412	2,412
2.54%, due 06/01/2005 (c)	2,810	2,810
2.80%, due 06/09/2005 (c)	1,206	1,206
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	4,823	4,823
3.01%, due 09/08/2005 (c)	3,617	3,617
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	1,206	1,206
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	1,206	1,206
3.05%, due 03/10/2006 (c)	1,206	1,206
Commercial Paper (4.1%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	2,412	2,412
2.69%, due 04/12/2005	3,008	3,008
CIESCO - 144A
2.68%, due 04/20/2005	667	667
Compass Securitization - 144A
2.71%, due 04/11/2005	1,809	1,809
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	1,809	1,809
Fairway Finance - 144A
2.64%, due 04/01/2005	2,301	2,301
2.75%, due 04/12/2005	1,927	1,927
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	1,191	1,191
2.77%, due 04/18/2005	4,217	4,217
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	1,809	1,809
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	4,208	4,208
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	7,838	7,838
2.95%, due 12/09/2005 (c)	7,597	7,597

Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	$1,809	$1,809
2.63%, due 04/11/2005	3,015	3,015
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	4,164	4,164
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	2,402	2,402
2.80%, due 04/20/2005	2,999	2,999
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	2,397	2,397
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	1,809	1,809
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	3,020	3,020
Yorktown Capital LLC
2.64%, due 04/01/2005	1,809	1,809
Euro Dollar Overnight (1.8%)
Bank of Montreal
2.60%, due 04/04/2005	15,181	15,181
BNP Paribas
2.73%, due 04/07/2005	3,015	3,015
Calyon
2.84%, due 04/01/2005	260	260
Keybank
2.84%, due 04/01/2005	3,617	3,617
Royal Bank of Scotland
2.59%, due 04/01/2005	6,644	6,644
Euro Dollar Terms (2.8%)
Bank of Montreal
2.75%, due 04/08/2005	3,015	3,015
Bank of Nova Scotia
2.70%, due 04/11/2005	4,040	4,040
2.73%, due 04/14/2005	3,015	3,015
Barclays
2.79%, due 04/25/2005	5,595	5,595
Branch Banker &Trust
2.74%, due 04/18/2005	3,015	3,015
Calyon
2.77%, due 04/21/2005	878	878
2.77%, due 04/28/2005	4,541	4,541
Citigroup
2.87%, due 06/06/2005	3,015	3,015
Fortis Bank
2.44%, due 04/14/2005	60	60
Rabobank Nederland
2.75%, due 04/27/2005	2,833	2,833
Royal Bank of Canada
2.78%, due 04/29/2005	1,001	1,001
Royal Bank of Scotland
2.75%, due 04/19/2005	3,015	3,015
Svenska Handlesbanken
2.63%, due 04/15/2005	3,015	3,015
The Bank of the West
2.79%, due 04/22/2005	602	602
Toronto Dominion Bank
2.75%, due 05/09/2005	90	90
3.01%, due 06/24/2005	12	12
UBS AG
2.81%, due 05/03/2005	1,249	1,249

Wells Fargo & Co.
2.79%, due 04/08/2005	$3,015	$3,015
2.78%, due 04/21/2005	3,015	3,015
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	426	426
Repurchase Agreements (3.6%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $14,833 on 04/01/2005	14,832	14,832
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $29,366 on 04/01/2005	29,363	29,363
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $12,060 on 04/01/2005	12,059	12,059

	Shares	Value
Investment Companies (1.8%)
Money Market Funds (1.8%)
American Beacon Funds
1-day yield of 2.70%	3,617,592	$3,618
BGI Institutional Money Market Fund
1-day yield of 2.79%	14,530,608	14,531
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	1,472,842	1,473
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	3,895,383	3,895
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	3,869,649	3,870
Total Security Lending Collateral (cost: $242,920)		242,920

Total Investment Securities (cost: $1,421,075)		$1,687,247

SUMMARY:
Investments, at value	106.7%	$1,687,247
Liabilities in excess of other assets	(6.7)%	(105,449)
Net assets	100.0%	$1,581,798

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                    At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $235,027.

(b)                   No dividends were paid during the preceding twelve months.

(c)                    Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)                   Cash collateral for the Repurchase Agreements, valued at $57,379, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)                    Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                              144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $46,973 or 3.0% of the net assets of the Fund.

Jennison Growth

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Apparel & Accessory Stores (2.3%)
Chico’s FAS, Inc. (a) (b)	93,000	$2,628
Beverages (1.1%)
PepsiCo, Inc.	24,900	1,320
Business Services (2.1%)
eBay, Inc. (a)	64,300	2,396
Chemicals & Allied Products (2.7%)
Lauder (Estee) Cos., Inc. (The)-Class A	32,300	1,453
Procter & Gamble Co.	32,400	1,717
Commercial Banks (1.9%)
JPMorgan Chase & Co.	63,900	2,211
Communications Equipment (3.1%)
QUALCOMM, Inc.	75,400	2,763
Research In Motion, Ltd. (a)	11,000	841
Computer & Data Processing Services (14.4%)
Adobe Systems, Inc.	20,100	1,350
Electronic Arts, Inc. (a)	43,800	2,268
Google, Inc.-Class A (a) (b)	20,100	3,628
Mercury Interactive Corp. (a)	29,800	1,412
Microsoft Corp.	83,300	2,013
NAVTEQ Corp. (a)	18,600	806
SAP AG -ADR (b)	38,800	1,555
Yahoo!, Inc. (a)	107,300	3,637
Computer & Office Equipment (6.9%)
Apple Computer, Inc. (a)	55,200	2,300
Cisco Systems, Inc. (a)	100,200	1,793
Dell, Inc. (a)	63,400	2,436
International Business Machines Corp.	16,700	1,526
Department Stores (0.9%)
Federated Department Stores, Inc.	16,500	1,050
Electronic & Other Electric Equipment (4.8%)
General Electric Co.	124,500	4,489
Harman International Industries, Inc.	11,900	1,053
Electronic Components & Accessories (5.1%)
Intel Corp.	99,500	2,311
Marvell Technology Group, Ltd. (a)	49,400	1,894
Maxim Integrated Products, Inc.	42,000	1,717
Fabricated Metal Products (1.1%)
Gillette Co. (The)	24,200	1,222
Food & Kindred Products (1.0%)
Cadbury Schweppes PLC-ADR	28,300	1,152
Food Stores (2.1%)
Whole Foods Market, Inc. (b)	23,400	2,390
Furniture & Home Furnishings Stores (1.5%)
Bed Bath & Beyond, Inc. (a)	26,700	976
Williams-Sonoma, Inc. (a) (b)	22,100	812
Health Services (1.2%)
Caremark Rx, Inc. (a)	35,900	1,428

Industrial Machinery & Equipment (1.2%)
Applied Materials, Inc. (a)	84,300	$1,370
Instruments & Related Products (2.4%)
Agilent Technologies, Inc. (a)	58,000	1,288
Alcon, Inc.	16,900	1,509
Insurance (4.7%)
Cigna Corp.	10,700	956
UnitedHealth Group, Inc.	25,800	2,461
WellPoint, Inc. (a)	16,500	2,068
Leather & Leather Products (1.2%)
Coach, Inc. (a)	24,500	1,387
Lumber & Other Building Materials (1.3%)
Lowe’s Cos., Inc.	26,600	1,519
Medical Instruments & Supplies (0.8%)
St. Jude Medical, Inc. (a)	26,400	950
Oil & Gas Extraction (4.3%)
Schlumberger, Ltd.	49,600	3,496
Total SA-ADR (b)	13,100	1,536
Petroleum Refining (1.3%)
Suncor Energy, Inc.	36,500	1,468
Pharmaceuticals (12.0%)
Allergan, Inc. (b)	16,300	1,132
Amgen, Inc. (a)	39,600	2,305
Genentech, Inc. (a)	52,800	2,989
Gilead Sciences, Inc. (a)	31,400	1,124
Lilly (Eli) & Co.	33,600	1,751
Novartis AG-ADR	49,200	2,302
Roche Holding AG-ADR	43,100	2,318
Restaurants (1.8%)
Starbucks Corp. (a)	40,000	2,066
Security & Commodity Brokers (7.4%)
American Express Co.	68,000	3,493
Charles Schwab Corp. (The) (b)	146,200	1,537
Goldman Sachs Group, Inc. (The)	16,500	1,815
Merrill Lynch & Co., Inc.	31,500	1,783
Telecommunications (1.5%)
Nextel Communications, Inc.-Class A (a)	63,200	1,796
Trucking & Warehousing (1.7%)
United Parcel Service, Inc.-Class B	26,800	1,949
Variety Stores (3.8%)
Costco Wholesale Corp.	29,400	1,299
Target Corp.	62,900	3,146
Total Common Stocks (cost: $101,268)		113,360

	Principal	Value
SECURITY LENDING COLLATERAL (10.1%)
Debt (9.0%)
Bank Notes (0.9%)
Bank of America
2.77%, due 04/18/2005 (c)	$116	$116
2.82%, due 05/16/2005	116	116
2.54%, due 06/01/2005 (c)	136	136
2.80%, due 06/09/2005 (c)	58	58
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	233	233
3.01%, due 09/08/2005 (c)	175	175
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	58	58

Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	$58	$58
3.05%, due 03/10/2006 (c)	58	58
Commercial Paper (2.7%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	116	116
2.69%, due 04/12/2005	145	145
CIESCO - 144A
2.68%, due 04/20/2005	32	32
Compass Securitization - 144A
2.71%, due 04/11/2005	87	87
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	87	87
Fairway Finance - 144A
2.64%, due 04/01/2005	111	111
2.75%, due 04/12/2005	93	93
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	58	58
2.77%, due 04/18/2005	204	204
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	87	87
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	203	203
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	378	378
2.95%, due 12/09/2005 (c)	367	367
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	87	87
2.63%, due 04/11/2005	145	145
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	201	201
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	116	116
2.80%, due 04/20/2005	145	145
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	116	116
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	87	87
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	146	146
Yorktown Capital LLC
2.64%, due 04/01/2005	87	87
Euro Dollar Overnight (1.2%)
Bank of Montreal
2.60%, due 04/04/2005	732	732
BNP Paribas
2.73%, due 04/07/2005	145	145
Calyon
2.84%, due 04/01/2005	13	13
Keybank
2.84%, due 04/01/2005	175	175
Royal Bank of Scotland
2.59%, due 04/01/2005	321	321
Euro Dollar Terms (1.9%)
Bank of Montreal
2.75%, due 04/08/2005	145	145

Bank of Nova Scotia
2.70%, due 04/11/2005	$195	$195
2.73%, due 04/14/2005	145	145
Barclays
2.79%, due 04/25/2005	270	270
Branch Banker &Trust
2.74%, due 04/18/2005	145	145
Calyon
2.77%, due 04/21/2005	42	42
2.77%, due 04/28/2005	219	219
Citigroup
2.87%, due 06/06/2005	145	145
Fortis Bank
2.44%, due 04/14/2005	3	3
Rabobank Nederland
2.75%, due 04/27/2005	137	137
Royal Bank of Canada
2.78%, due 04/29/2005	48	48
Royal Bank of Scotland
2.75%, due 04/19/2005	145	145
Svenska Handlesbanken
2.63%, due 04/15/2005	145	145
The Bank of the West
2.79%, due 04/22/2005	29	29
Toronto Dominion Bank
2.75%, due 05/09/2005	4	4
3.01%, due 06/24/2005	1	1
UBS AG
2.81%, due 05/03/2005	60	60
Wells Fargo & Co.
2.79%, due 04/08/2005	145	145
2.78%, due 04/21/2005	145	145
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	21	21
Repurchase Agreements (2.3%) (d)
Credit Suisse First Boston Corp. 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $715 on 04/01/2005	715	715
Goldman Sachs Group, Inc. (The) 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $1416 on 04/01/2005	1,416	1,416
Morgan Stanley Dean Witter & Co. 2.98%, Repurchase Agreement dated 03/31/2005 to be repurchased at $582 on 04/01/2005	582	582

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American Beacon Funds
1-day yield of 2.70%	174,476	$175
BGI Institutional Money Market Fund
1-day yield of 2.79%	700,809	701
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	71,035	71

Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	187,874	$188
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	186,632	187
Total Security Lending Collateral (cost: $11,716)		11,716

Total Investment Securities (cost: $112,984)		$125,076

SUMMARY:
Investments, at value	107.7%	$125,076
Liabilities in excess of other assets	(7.7)%	(8,906)
Net assets	100.0%	$116,170

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                    No dividends were paid during the preceding twelve months.

(b)                   At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $11,385.

(c)                    Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)                   Cash collateral for the Repurchase Agreements, valued at $2,767, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)                    Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                              144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $2,266 or 2.0% of the net assets of the Fund.

ADR                               American Depositary Receipt

J.P. Morgan Enhanced Index

SCHEDULE OF INVESTMENTS
At March 31, 2005
(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Note
1.63%, due 02/28/2006 (a)	$200	$197
Total U.S. Government Obligations (cost: $198)		197

	Shares	Value
COMMON STOCKS (99.2%)
Aerospace (1.8%)
Lockheed Martin Corp.	11,100	$678
Northrop Grumman Corp.	20,800	1,123
United Technologies Corp.	20,300	2,064
Air Transportation (0.0%)
FedEx Corp.	700	66
Amusement & Recreation Services (0.2%)
Disney (Walt) Co. (The)	14,700	422
Apparel & Accessory Stores (0.8%)
Abercrombie & Fitch Co.-Class A	7,500	429
Kohl’s Corp. (b)	26,200	1,353
Ross Stores, Inc.	1,400	41
Apparel Products (0.3%)
Jones Apparel Group, Inc.	22,600	757
Automotive (0.2%)
General Motors Corp. (c)	1,300	38
Lear Corp. (c)	7,600	337
Beverages (2.7%)
Anheuser-Busch Cos., Inc.	19,200	910
Coca-Cola Co. (The)	88,400	3,684
PepsiCo, Inc.	27,300	1,448
Business Credit Institutions (0.6%)
CIT Group, Inc.	28,000	1,064
Fannie Mae	1,800	98
Freddie Mac	3,500	221
Business Services (1.1%)
eBay, Inc. (b)	37,300	1,390
First Data Corp.	23,900	940
Chemicals & Allied Products (4.1%)
Air Products & Chemicals, Inc. (c)	24,800	1,570
Nalco Holding Co. (b) (c)	35,000	659
Praxair, Inc.	27,600	1,321
Procter & Gamble Co.	81,300	4,309
Rohm & Haas Co.	24,100	1,157
Commercial Banks (10.1%)
Bank of America Corp.	56,100	2,474
Bank of New York Co., Inc. (The)	34,800	1,011
BB&T Corp.	2,400	94
Citigroup, Inc.	152,300	6,844
Comerica, Inc.	2,000	110
KeyCorp	500	16
Marshall & IIsley Corp.	2,800	117
MBNA Corp.	85,700	2,104
Mellon Financial Corp.	10,700	305
North Fork Bancorp, Inc.	40,300	1,118
PNC Financial Services Group, Inc.	4,100	211
State Street Corp.	45,000	1,967
TCF Financial Corp.	3,700	100
US Bancorp	97,600	2,813
Wells Fargo & Co.	45,700	2,733
Zions Bancorp	4,400	304

Communication (1.7%)
EchoStar Communications Corp.-Class A (c)	14,800	$433
Viacom, Inc.-Class B	97,800	3,406
Communications Equipment (1.7%)
Corning, Inc. (b)	82,100	914
Motorola, Inc.	52,000	778
QUALCOMM, Inc.	58,700	2,151
Computer & Data Processing Services (4.3%)
Affiliated Computer Services, Inc.-Class A (b) (c)	6,300	335
Computer Associates International, Inc.	120	3
Juniper Networks, Inc. (b) (c)	11,500	254
Microsoft Corp.	238,700	5,769
NCR Corp. (b)	13,800	466
Oracle Corp. (b)	220,100	2,747
Computer & Office Equipment (5.0%)
Cisco Systems, Inc. (b)	184,400	3,299
Dell, Inc. (b)	42,300	1,625
EMC Corp. (b)	93,000	1,146
Hewlett-Packard Co.	45,500	998
International Business Machines Corp.	35,700	3,262
Lexmark International, Inc. (b)	9,500	760
Seagate Technology Inc. - Escrow Shares (b) (e)	8,700	—	(d)
Construction (0.1%)
Centex Corp.	2,700	155
Pulte Homes, Inc. (c)	400	29
Department Stores (0.5%)
Federated Department Stores, Inc.	13,500	859
Foot Locker, Inc.	4,800	141
TJX Cos., Inc.	1,500	37
Drug Stores & Proprietary Stores (0.2%)
CVS Corp.	8,600	453
Electric Services (2.8%)
CMS Energy Corp. (b)	8,900	116
Consolidated Edison, Inc. (c)	7,000	295
Constellation Energy Group, Inc.	4,700	243
Dominion Resources, Inc.	23,800	1,771
Edison International	7,200	250
FPL Group, Inc. (c)	16,400	658
Northeast Utilities	6,400	123
Pinnacle West Capital Corp.	14,600	621
PPL Corp.	18,200	983
SCANA Corp.	3,800	145
Xcel Energy, Inc. (c)	54,700	940
Electric, Gas & Sanitary Services (0.4%)
Entergy Corp.	3,300	233
PG&E Corp. (c)	16,900	576
Wisconsin Energy Corp.	3,200	114
Electronic & Other Electric Equipment (4.1%)
General Electric Co.	249,900	9,011
Electronic Components & Accessories (4.1%)
Altera Corp. (b) (c)	27,900	552
Analog Devices, Inc.	38,100	1,377
Broadcom Corp.-Class A (b)	20,300	607
Intel Corp.	92,100	2,139
Intersil Corp.-Class A	13,800	239
Linear Technology Corp.	12,600	483
Tyco International, Ltd.	94,300	3,187
Xilinx, Inc.	17,800	520
Fabricated Metal Products (1.0%)
Fortune Brands, Inc.	7,400	597
Gillette Co. (The)	33,800	1,706
Food & Kindred Products (1.9%)
Altria Group, Inc.	62,800	4,106
Furniture & Fixtures (0.4%)
Johnson Controls, Inc.	13,600	758
Masco Corp.	1,300	45
Furniture & Home Furnishings Stores (0.2%)
Bed Bath & Beyond, Inc. (b)	9,100	333

Gas Production & Distribution (0.0%)
Dynegy, Inc.-Class A (b) (c)	8,500	$33
Health Services (0.3%)
HCA, Inc.	12,900	691
Holding & Other Investment Offices (0.4%)
CarrAmerica Realty Corp. REIT	6,700	211
Duke Realty Corp. REIT (c)	4,600	137
Kimco Realty Corp. REIT	3,400	183
Mack-Cali Realty Corp. REIT	5,900	250
Hotels & Other Lodging Places (0.9%)
Hilton Hotels Corp.	11,300	253
Marriott International, Inc.-Class A	13,200	883
MGM Mirage, Inc. (b)	5,500	390
Starwood Hotels & Resorts Worldwide, Inc.	6,500	390
Industrial Machinery & Equipment (1.7%)
Baker Hughes, Inc.	18,700	832
Caterpillar, Inc.	4,300	393
Cooper Cameron Corp. (b)	600	34
Deere & Co.	15,600	1,047
Eaton Corp.	15,900	1,040
SPX Corp. (c)	8,300	359
Instruments & Related Products (0.6%)
Bausch & Lomb, Inc. (c)	4,700	345
Danaher Corp. (c)	7,200	385
Raytheon Co.	12,700	491
Insurance (4.5%)
Aetna, Inc.	21,700	1,626
AFLAC, Inc.	24,000	894
AMBAC Financial Group, Inc.	22,400	1,674
American International Group, Inc.	18,300	1,014
Assurant, Inc.	9,400	317
Cigna Corp.	1,700	152
MBIA, Inc. (c)	10,300	538
Progressive Corp. (The)	1,600	147
St. Paul Travelers Cos., Inc. (The)	2,200	81
W.R. Berkley Corp.	13,000	645
WellPoint, Inc. (b)	21,900	2,745
Insurance Agents, Brokers & Service (0.7%)
Hartford Financial Services Group, Inc. (The) (c)	23,400	1,604
Life Insurance (1.0%)
Genworth Financial, Inc.-Class A	27,700	762
Metlife, Inc.	27,000	1,056
Protective Life Corp.	1,300	51
Torchmark Corp. (c)	4,900	256
Lumber & Other Building Materials (2.0%)
Home Depot, Inc. (The)	62,900	2,405
Lowe’s Cos., Inc.	34,500	1,970
Manufacturing Industries (0.4%)
Hasbro, Inc.	10,500	215
International Game Technology	21,900	584
Mattel, Inc.	3,900	83
Medical Instruments & Supplies (2.1%)
Biomet, Inc.	8,100	294
Boston Scientific Corp. (b) (c)	70,300	2,059
Guidant Corp.	17,900	1,323
Zimmer Holdings, Inc. (b)	11,000	856
Mortgage Bankers & Brokers (0.7%)
Countrywide Financial Corp. (c)	42,500	1,380
Doral Financial Corp.	6,900	151
Motion Pictures (1.0%)
News Corp., Inc.-Class A	29,400	497
Time Warner, Inc. (b)	103,400	1,815
Oil & Gas Extraction (2.1%)
Anadarko Petroleum Corp.	7,100	540
Apache Corp.	10,300	631
Devon Energy Corp.	13,500	645
Pride International, Inc. (b)	15,500	385
Rowan Cos., Inc.	13,100	392
Unocal Corp.	33,300	2,054
Paper & Allied Products (0.8%)
3M Co.	14,000	1,200
Smurfit-Stone Container Corp.	35,300	546

Petroleum Refining (6.2%)
ChevronTexaco Corp.	41,000	$2,391
ConocoPhillips	29,600	3,192
Exxon Mobil Corp.	126,100	7,516
Valero Energy Corp.	8,600	630
Pharmaceuticals (8.3%)
Amgen, Inc. (b)	41,100	2,392
Bristol-Myers Squibb Co.	15,400	392
Forest Laboratories, Inc. (b)	31,000	1,145
Gilead Sciences, Inc. (b)	25,400	909
Johnson & Johnson	69,200	4,647
Lilly (Eli) & Co.	46,800	2,438
McKesson Corp.	11,400	430
Medicis Pharmaceutical Corp.-Class A (c)	10,900	327
MedImmune, Inc. (b)	700	17
OSI Pharmaceuticals, Inc. (b) (c)	17,200	711
Pfizer, Inc.	91,000	2,391
Schering-Plough Corp.	11,100	201
Sepracor, Inc. (b) (c)	17,500	1,005
Watson Pharmaceuticals, Inc. (b) (c)	5,000	154
Wyeth	24,700	1,042
Primary Metal Industries (0.8%)
Alcoa, Inc.	33,700	1,024
United States Steel Corp. (c)	16,600	844
Printing & Publishing (1.6%)
Gannett Co., Inc.	29,300	2,317
Scripps (E.W.) Co. (The) (c)	22,900	1,116
Tribune Co.	3,500	140
Railroads (0.8%)
CSX Corp.	26,000	1,083
Norfolk Southern Corp.	17,300	641
Residential Building Construction (0.2%)
Lennar Corp.-Class A (c)	8,200	465
Restaurants (0.7%)
McDonald’s Corp.	48,200	1,501
Yum! Brands, Inc.	1,300	67
Retail Trade (0.2%)
Staples, Inc.	15,200	478
Rubber & Misc. Plastic Products (0.7%)
NIKE, Inc.-Class B	18,800	1,566
Savings Institutions (0.6%)
Washington Mutual, Inc.	32,500	1,284
Security & Commodity Brokers (3.0%)
American Express Co.	1,700	87
Charles Schwab Corp. (The) (c)	123,000	1,293
E*TRADE Financial Corp. (b)	7,400	89
Goldman Sachs Group, Inc. (The)	14,200	1,562
Morgan Stanley	61,900	3,544
Telecommunications (3.1%)
MCI, Inc.	20,500	511
Nextel Communications, Inc.-Class A (b)	27,100	770
SBC Communications, Inc.	53,200	1,260
Sprint Corp. (FON Group) (c)	46,000	1,047
Verizon Communications, Inc.	90,500	3,213
Textile Mill Products (0.1%)
Mohawk Industries, Inc. (b) (c)	1,600	135
Trucking & Warehousing (0.7%)
United Parcel Service, Inc.-Class B	21,900	1,593
Variety Stores (1.8%)
Dollar General Corp.	8,700	191
Family Dollar Stores, Inc.	3,400	103
Target Corp.	30,000	1,501
Wal-Mart Stores, Inc.	43,600	2,185
Warehouse (0.2%)
Prologis	9,900	367
Water Transportation (0.5%)
Carnival Corp.	21,600	1,119

Wholesale Trade Nondurable Goods (0.2%)
SYSCO Corp.(c)	14,100	$505
Total Common Stocks (cost: $194,116)		218,613

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.6%)
U.S. Treasury Bill
2.70%, due 06/09/2005	$350	$348
2.77%, due 06/23/2005	900	895
Total Short-Term U.S. Government Obligations (cost: $1,243)		1,243

SECURITY LENDING COLLATERAL (8.2%)
Debt (7.3%)
Bank Notes (0.7%)
Bank of America
2.77%, due 04/18/2005 (f)	179	179
2.82%, due 05/16/2005	179	179
2.54%, due 06/01/2005 (f)	209	209
2.80%, due 06/09/2005 (f)	90	90
Bear Stearns & Co.
3.01%, due 06/02/2005 (f)	359	359
3.01%, due 09/08/2005 (f)	269	269
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (f)	90	90
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (f)	90	90
3.05%, due 03/10/2006 (f)	90	90
Commercial Paper (2.2%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	179	179
2.69%, due 04/12/2005	224	224
CIESCO - 144A
2.68%, due 04/20/2005	50	50
Compass Securitization - 144A
2.71%, due 04/11/2005	134	134
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	134	134
Fairway Finance - 144A
2.64%, due 04/01/2005	171	171
2.75%, due 04/12/2005	143	143
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	89	89
2.77%, due 04/18/2005	314	314
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	135	135
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	313	313
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (f)	583	583
2.95%, due 12/09/2005 (f)	565	565
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	135	135
2.63%, due 04/11/2005	224	224
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	310	310
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	179	179
2.80%, due 04/20/2005	223	223
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	178	178
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	135	135
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	225	225
Yorktown Capital LLC
2.64%, due 04/01/2005	135	135

Euro Dollar Overnight (1.0%)
Bank of Montreal
2.60%, due 04/04/2005	$1,129	$1,129
BNP Paribas
2.73%, due 04/07/2005	224	224
Calyon
2.84%, due 04/01/2005	19	19
Keybank
2.84%, due 04/01/2005	269	269
Royal Bank of Scotland
2.59%, due 04/01/2005	494	494
Euro Dollar Terms (1.5%)
Bank of Montreal
2.75%, due 04/08/2005	224	224
Bank of Nova Scotia
2.70%, due 04/11/2005	300	300
2.73%, due 04/14/2005	224	224
Barclays
2.79%, due 04/25/2005	416	416
Branch Banker &Trust
2.74%, due 04/18/2005	224	224
Calyon
2.77%, due 04/21/2005	65	65
2.77%, due 04/28/2005	338	338
Citigroup
2.87%, due 06/06/2005	224	224
Fortis Bank
2.44%, due 04/14/2005	4	4
Rabobank Nederland
2.75%, due 04/27/2005	211	211
Royal Bank of Canada
2.78%, due 04/29/2005	74	74
Royal Bank of Scotland
2.75%, due 04/19/2005	224	224
Svenska Handlesbanken
2.63%, due 04/15/2005	224	224
The Bank of the West
2.79%, due 04/22/2005	45	45
Toronto Dominion Bank
2.75%, due 05/09/2005	7	7
3.01%, due 06/24/2005	1	1
UBS AG
2.81%, due 05/03/2005	93	93
Wells Fargo & Co.
2.79%, due 04/08/2005	224	224
2.78%, due 04/21/2005	224	224
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	32	32
Repurchase Agreements (1.9%) (g)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,103 on 04/01/2005	1,103	1,103
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,184 on 04/01/2005	2,184	2,184
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $897 on 04/01/2005	897	897

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds
1-day yield of 2.70%	269,074	$269
BGI Institutional Money Market Fund
1-day yield of 2.79%	1,080,776	1,081
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	109,549	110
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	289,736	290
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (h)	287,822	288
Total Security Lending Collateral (cost: $18,068)		18,068

Total Investment Securities (cost: $213,625)		$238,121

SUMMARY:
Investments, at value	108.1%	$238,121
Liabilities in excess of other assets	(8.1)%	(17,754)
Net assets	100.0%	$220,367

FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 Index	7	06/17/2005	$2,072	$(3)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                    At March 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at March 31, 2005 is $197.

(b)                   No dividends were paid during the preceding twelve months.

(c)                    At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $17,501.

(d)                   Value is less than $1.

(e)                    Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Directors.

(f)                      Floating or variable rate note. Rate is listed as of March 31, 2005.

(g)                   Cash collateral for the Repurchase Agreements, valued at $4,268, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(h)                   Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

REIT                               Real Estate Investment Trust

144A                              144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $3,495 or 1.6% of the net assets of the Fund.

J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS
At March 31, 2005
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (96.5%)
Apparel Products (4.2%)
Columbia Sportswear Co. (a) (b)	93,100	$4,956
V.F. Corp.	144,700	8,558
Automotive (1.5%)
Genuine Parts Co.	44,500	1,935
Harsco Corp.	47,600	2,837
Automotive Dealers & Service Stations (3.8%)
AutoNation, Inc. (a)	185,700	3,517
AutoZone, Inc. (a)	103,200	8,844
Beverages (0.9%)
Brown-Forman Corp.-Class B	54,600	2,989
Chemicals & Allied Products (4.3%)
Albemarle Corp.	90,800	3,302
Clorox Co.	38,500	2,425
International Flavors & Fragrances, Inc.	75,100	2,966
PPG Industries, Inc.	43,100	3,083
Sherwin-Williams Co. (The)	49,800	2,191
Commercial Banks (7.2%)
Cullen/Frost Bankers, Inc.	30,700	1,386
M&T Bank Corp.	75,300	7,685
North Fork Bancorp, Inc.	222,950	6,185
Northern Trust Corp.	65,400	2,841
TCF Financial Corp. (b)	55,500	1,507
Wilmington Trust Corp.	101,200	3,552
Computer & Data Processing Services (3.1%)
Affiliated Computer Services, Inc.-Class A (a) (b)	47,900	2,550
Computer Associates International, Inc. (b)	78,000	2,114
IMS Health, Inc.	130,700	3,188
Interactive Data Corp. (a)	111,400	2,312
Computer & Office Equipment (0.7%)
Lexmark International, Inc. (a)	29,000	2,319
Department Stores (1.8%)
May Department Stores Co. (The)	41,600	1,540
TJX Cos., Inc.	168,400	4,148
Electric Services (3.6%)
DPL, Inc.	61,800	1,545
Energy East Corp. (b)	84,200	2,208
PPL Corp.	44,100	2,381
SCANA Corp.	82,700	3,161
Westar Energy, Inc.	110,100	2,383
Electrical Goods (1.2%)
Carlisle Cos., Inc. (b)	56,600	3,949
Electronic & Other Electric Equipment (1.0%)
Cooper Industries, Ltd.-Class A	44,600	3,190
Environmental Services (0.8%)
Republic Services, Inc.	76,800	2,571
Fabricated Metal Products (2.9%)
Crane Co.	108,400	3,121
Fortune Brands, Inc.	52,100	4,201
Parker Hannifin Corp.	35,300	2,150

Food & Kindred Products (1.5%)
Hormel Foods Corp.	80,400	$2,501
Smucker (J.M.) Co. (The) (b)	44,500	2,238
Furniture & Home Furnishings Stores (0.6%)
Tuesday Morning Corp. (a) (b)	67,500	1,949
Gas Production & Distribution (4.2%)
AGL Resources, Inc.	48,500	1,694
Energen Corp.	37,400	2,491
Kinder Morgan, Inc.	86,500	6,548
Questar Corp.	28,900	1,712
UGI Corp.	28,000	1,272
Health Services (4.7%)
Coventry Health Care, Inc. (a)	99,500	6,780
Manor Care, Inc. (b)	69,200	2,516
Omnicare, Inc.	48,000	1,702
Quest Diagnostics, Inc. (b)	20,000	2,103
Renal Care Group, Inc. (a)	51,400	1,950
Holding & Other Investment Offices (2.0%)
PS Business Parks, Inc.	40,400	1,628
Public Storage, Inc.	22,200	1,264
Rayonier, Inc.	71,600	3,546
Industrial Machinery & Equipment (0.8%)
American Standard Cos., Inc.	54,100	2,515
Insurance (9.9%)
Assurant, Inc. (b)	228,900	7,714
Cincinnati Financial Corp.	66,500	2,900
IPC Holdings, Ltd.	104,000	4,085
MGIC Investment Corp.	54,700	3,373
Old Republic International Corp.	229,300	5,340
PartnerRe, Ltd.	40,600	2,623
Principal Financial Group	73,500	2,829
SAFECO Corp.	66,000	3,215
Insurance Agents, Brokers & Service (0.6%)
Willis Group Holdings, Ltd. (b)	52,000	1,917
Metal Cans & Shipping Containers (0.8%)
Ball Corp.	63,900	2,651
Mining (2.4%)
Florida Rock Industries, Inc.	50,500	2,970
Vulcan Materials Co. (b)	82,100	4,666
Motor Vehicles, Parts & Supplies (0.7%)
BorgWarner, Inc.	48,500	2,361
Oil & Gas Extraction (3.6%)
Burlington Resources, Inc.	102,200	5,117
Devon Energy Corp.	135,200	6,456
Paper & Allied Products (1.5%)
MeadWestvaco Corp.	48,000	1,527
Pactiv Corp. (a)	148,700	3,472
Petroleum Refining (2.6%)
Ashland, Inc.	43,300	2,921
Marathon Oil Corp.	47,000	2,205
Premcor, Inc.	57,800	3,450
Pharmaceuticals (0.9%)
Sigma-Aldrich Corp.	48,300	2,958
Printing & Publishing (4.1%)
Dex Media, Inc.	103,600	2,139
Gannett Co., Inc.	66,800	5,283
Knight-Ridder, Inc. (b)	28,800	1,937
Scripps (E.W.) Co. (The) (b)	81,968	3,996

Real Estate (1.4%)
Brookfield Properties Co. (b)	77,500	$2,984
Forest City Enterprises, Inc.-Class A	23,500	1,499
Restaurants (2.2%)
Applebees International, Inc. (b)	83,700	2,307
Outback Steakhouse, Inc. (b)	102,500	4,693
Retail Trade (0.8%)
Tiffany & Co. (b)	79,200	2,734
Savings Institutions (3.3%)
Golden West Financial Corp.	126,100	7,629
Webster Financial Corp.	69,200	3,142
Security & Commodity Brokers (1.7%)
Legg Mason, Inc.	45,200	3,532
T. Rowe Price Group, Inc.	33,700	2,001
Telecommunications (4.4%)
ALLTEL Corp. (b)	100,900	5,534
CenturyTel, Inc.	168,800	5,543
Telephone & Data Systems, Inc. (b)	37,800	3,085
Textile Mill Products (0.7%)
Mohawk Industries, Inc. (a) (b)	25,200	2,124
Transportation Equipment (1.4%)
United Defense Industries, Inc.	63,900	4,692
Variety Stores (1.5%)
Family Dollar Stores, Inc.	155,000	4,706
Wholesale Trade Nondurable Goods (1.2%)
Dean Foods Co. (a)	109,600	3,759
Total Common Stocks (cost: $287,298)		312,268

	Principal	Value
SECURITY LENDING COLLATERAL (16.9%)
Debt (15.0%)
Bank Notes (1.5%)
Bank of America
2.77%, due 04/18/2005 (c)	$541	$541
2.82%, due 05/16/2005	541	541
2.54%, due 06/01/2005 (c)	630	630
2.80%, due 06/09/2005 (c)	271	271
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	1,082	1,082
3.01%, due 09/08/2005 (c)	812	812
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	271	271
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	271	271
3.05%, due 03/10/2006 (c)	271	271
Commercial Paper (4.5%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	541	541
2.69%, due 04/12/2005	675	675
CIESCO - 144A
2.68%, due 04/20/2005	150	150
Compass Securitization - 144A
2.71%, due 04/11/2005	406	406
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	406	406

Fairway Finance - 144A
2.64%, due 04/01/2005	$516	$516
2.75%, due 04/12/2005	433	433
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	267	267
2.77%, due 04/18/2005	946	946
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	406	406
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	944	944
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	1,759	1,759
2.95%, due 12/09/2005 (c)	1,705	1,705
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	406	406
2.63%, due 04/11/2005	677	677
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	935	935
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	539	539
2.80%, due 04/20/2005	673	673
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	538	538
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	406	406
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	678	678
Yorktown Capital LLC
2.64%, due 04/01/2005	406	406
Euro Dollar Overnight (2.0%)
Bank of Montreal
2.60%, due 04/04/2005	3,407	3,407
BNP Paribas
2.73%, due 04/07/2005	677	677
Calyon
2.84%, due 04/01/2005	58	58
Keybank
2.84%, due 04/01/2005	812	812
Royal Bank of Scotland
2.59%, due 04/01/2005	1,491	1,491
Euro Dollar Terms (3.1%)
Bank of Montreal
2.75%, due 04/08/2005	677	677
Bank of Nova Scotia
2.70%, due 04/11/2005	907	907
2.73%, due 04/14/2005	676	676
Barclays
2.79%, due 04/25/2005	1,255	1,255
Branch Banker &Trust
2.74%, due 04/18/2005	676	676
Calyon
2.77%, due 04/21/2005	197	197
2.77%, due 04/28/2005	1,019	1,019
Citigroup
2.87%, due 06/06/2005	676	676
Fortis Bank
2.44%, due 04/14/2005	14	14

Rabobank Nederland
2.75%, due 04/27/2005	$636	$636
Royal Bank of Canada
2.78%, due 04/29/2005	225	225
Royal Bank of Scotland
2.75%, due 04/19/2005	676	676
Svenska Handlesbanken
2.63%, due 04/15/2005	676	676
The Bank of the West
2.79%, due 04/22/2005	135	135
Toronto Dominion Bank
2.75%, due 05/09/2005	20	20
3.01%, due 06/24/2005	3	3
UBS AG
2.81%, due 05/03/2005	280	280
Wells Fargo & Co.
2.79%, due 04/08/2005	676	676
2.78%, due 04/21/2005	676	676
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	96	96
Repurchase Agreements (3.9%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,329 on 04/01/2005	3,328	3,328
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $6,590 on 04/01/2005	6,589	6,589
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,706 on 04/01/2005	2,706	2,706

	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds
1-day yield of 2.70%	811,793	$812
BGI Institutional Money Market Fund
1-day yield of 2.79%	3,260,691	3,261
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	330,508	331
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	874,130	874
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	868,355	868
Total Security Lending Collateral (cost: $54,512)		54,512

Total Investment Securities (cost: $341,810)		$366,780

SUMMARY:
Investments, at value	113.4%	$366,780
Liabilities in excess of other assets	(13.4)%	(43,322)
Net assets	100.0%	$323,458

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                    No dividends were paid during the preceding twelve months.

(b)                   At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $52,927.

(c)                    Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)                   Cash collateral for the Repurchase Agreements, valued at $12,876, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)                    Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                              144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $10,542 or 3.3% of the net assets of the Fund.

Marsico Growth

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace (4.7%)
General Dynamics Corp.	20,704	$2,216
Lockheed Martin Corp.	26,167	1,598
United Technologies Corp.	28,077	2,854
Air Transportation (3.7%)
FedEx Corp.	57,161	5,370
Automotive (0.4%)
Harley-Davidson, Inc.	9,067	524
Beverages (0.7%)
PepsiCo, Inc.	19,850	1,053
Chemicals & Allied Products (3.8%)
Procter & Gamble Co.	102,397	5,427
Commercial Banks (4.7%)
Citigroup, Inc.	50,779	2,282
UBS AG (Foreign Registered) (a) (b)	45,198	3,815
UCBH Holdings, Inc. (b)	16,270	649
Communications Equipment (3.7%)
QUALCOMM, Inc.	133,843	4,905
Sony Corp.-ADR	11,223	449
Computer & Data Processing Services (3.0%)
Electronic Arts, Inc. (a)	68,474	3,546
Pixar, Inc. (a) (b)	7,468	729
Computer & Office Equipment (2.9%)
Dell, Inc. (a)	106,995	4,111
Construction (2.3%)
KB Home (b)	14,501	1,703
MDC Holdings, Inc.	23,268	1,621
Drug Stores & Proprietary Stores (2.2%)
CVS Corp.	31,787	1,673
Walgreen Co.	32,742	1,454
Electric Services (0.9%)
TXU Corp.	16,582	1,321
Electronic & Other Electric Equipment (5.4%)
General Electric Co.	197,278	7,114
Harman International Industries, Inc.	6,584	583
Health Services (1.8%)
Quest Diagnostics, Inc. (b)	24,123	2,536
Hotels & Other Lodging Places (1.8%)
MGM Mirage, Inc. (a)	23,345	1,653
Wynn Resorts, Ltd. (a) (b)	14,737	998
Industrial Machinery & Equipment (2.6%)
Caterpillar, Inc.	41,273	3,774
Insurance (9.0%)
Aetna, Inc.	400	30
PacifiCare Health Systems, Inc. (a)	10,587	603
UnitedHealth Group, Inc.	128,218	12,230
WellPoint, Inc. (a)	400	50
Lumber & Other Building Materials (3.3%)
Lowe’s Cos., Inc.	82,697	4,721

Medical Instruments & Supplies (5.8%)
Medtronic, Inc.	44,639	$2,274
St. Jude Medical, Inc. (a)	44,556	1,604
Zimmer Holdings, Inc. (a)	56,123	4,367
Mortgage Bankers & Brokers (3.1%)
Countrywide Financial Corp. (b)	135,440	4,396
Oil & Gas Extraction (1.2%)
Schlumberger, Ltd.	23,627	1,665
Personal Credit Institutions (5.7%)
SLM Corp.	162,608	8,104
Petroleum Refining (2.7%)
Exxon Mobil Corp.	66,129	3,941
Pharmaceuticals (8.3%)
Genentech, Inc. (a)	139,075	7,873
Johnson & Johnson	35,978	2,416
Pfizer, Inc.	63,013	1,655
Real Estate (0.9%)
St. Joe Co. (The)	19,876	1,338
Residential Building Construction (2.7%)
Lennar Corp.-Class A (b)	48,697	2,760
Toll Brothers, Inc. (a)	14,005	1,104
Restaurants (3.5%)
Starbucks Corp. (a)	41,542	2,146
Yum! Brands, Inc.	56,029	2,903
Rubber & Misc. Plastic Products (2.3%)
NIKE, Inc.-Class B	39,528	3,293
Security & Commodity Brokers (3.6%)
Chicago Mercantile Exchange	8,931	1,733
Goldman Sachs Group, Inc. (The)	31,770	3,494
Variety Stores (1.4%)
Target Corp.	40,193	2,011
Water Transportation (1.7%)
Royal Caribbean Cruises, Ltd. (b)	55,290	2,471
Total Common Stocks (cost: $114,635)		143,140

	Principal	Value
SHORT-TERM OBLIGATIONS (1.1%)
Repurchase Agreements (1.1%)
Investors Bank & Trust Co. 2.02% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,666 on 04/01/2005 (c)	$1,666	$1,666
Total Short-Term Obligations (cost: $1,666)		1,666

SECURITY LENDING COLLATERAL (9.0%)
Debt (8.0%)
Bank Notes (0.8%)
Bank of America
2.77%, due 04/18/2005 (d)	128	128
2.82%, due 05/16/2005	128	128
2.54%, due 06/01/2005 (d)	149	149
2.80%, due 06/09/2005 (d)	64	64
Bear Stearns & Co.
3.01%, due 06/02/2005 (d)	255	255
3.01%, due 09/08/2005 (d)	191	191
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (d)	64	64
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (d)	64	64
3.05%, due 03/10/2006 (d)	64	64

Commercial Paper (2.4%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	$128	$128
2.69%, due 04/12/2005	159	159
CIESCO - 144A
2.68%, due 04/20/2005	35	35
Compass Securitization - 144A
2.71%, due 04/11/2005	96	96
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	96	96
Fairway Finance - 144A
2.64%, due 04/01/2005	122	122
2.75%, due 04/12/2005	102	102
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	63	63
2.77%, due 04/18/2005	223	223
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	96	96
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	223	223
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (d)	415	415
2.95%, due 12/09/2005 (d)	402	402
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	96	96
2.63%, due 04/11/2005	159	159
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	220	220
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	127	127
2.80%, due 04/20/2005	159	159
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	127	127
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	96	96
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	160	160
Yorktown Capital LLC
2.64%, due 04/01/2005	96	96
Euro Dollar Overnight (1.1%)
Bank of Montreal
2.60%, due 04/04/2005	803	803
BNP Paribas
2.73%, due 04/07/2005	159	159
Calyon
2.84%, due 04/01/2005	14	14
Keybank
2.84%, due 04/01/2005	191	191
Royal Bank of Scotland
2.59%, due 04/01/2005	351	351

Euro Dollar Terms (1.6%)
Bank of Montreal
2.75%, due 04/08/2005	$159	$159
Bank of Nova Scotia
2.70%, due 04/11/2005	214	214
2.73%, due 04/14/2005	159	159
Barclays
2.79%, due 04/25/2005	296	296
Branch Banker &Trust
2.74%, due 04/18/2005	159	159
Calyon
2.77%, due 04/21/2005	46	46
2.77%, due 04/28/2005	240	240
Citigroup
2.87%, due 06/06/2005	159	159
Fortis Bank
2.44%, due 04/14/2005	3	3
Rabobank Nederland
2.75%, due 04/27/2005	150	150
Royal Bank of Canada
2.78%, due 04/29/2005	53	53
Royal Bank of Scotland
2.75%, due 04/19/2005	159	159
Svenska Handlesbanken
2.63%, due 04/15/2005	159	159
The Bank of the West
2.79%, due 04/22/2005	32	32
Toronto Dominion Bank
2.75%, due 05/09/2005	5	5
3.01%, due 06/24/2005	1	1
UBS AG
2.81%, due 05/03/2005	66	66
Wells Fargo & Co.
2.79%, due 04/08/2005	159	159
2.78%, due 04/21/2005	159	159
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	23	23
Repurchase Agreements (2.1%) (e)
Credit Suisse First Boston, Inc. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $785 on 04/01/2005	785	785
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,554 on 04/01/2005	1,553	1,553
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $638 on 04/01/2005	638	638

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds
1-day yield of 2.70%	191,379	$191
BGI Institutional Money Market Fund
1-day yield of 2.79%	768,704	769
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	77,917	78

Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	206,075	$206
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (f)	204,714	205
Total Security Lending Collateral (cost: $12,851)		12,851

Total Investment Securities (cost: $129,152)		$157,657

SUMMARY:
Investments, at value	109.9%	$157,657
Liabilities in excess of other assets	(9.9)%	(14,261)
Net assets	100.0%	$143,396

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                    No dividends were paid during the preceding twelve months.

(b)                   At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $12,459.

(c)                    At March 31, 2005, repurchase agreements excluding collateral for securities on loan are collateralized by $1,620 SBA-Pool #505515 (5.88%, due 7/25/2021) with a market value and accrued interest of $1,749.

(d)                   Floating or variable rate note. Rate is listed as of March 31, 2005.

(e)                    Cash collateral for the Repurchase Agreements, valued at $3,036, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(f)                      Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR                               American Depositary Receipt

144A                              144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $2,487 or 1.7% of the net assets of the Fund.

Mercury Large Cap Value

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace (0.9%)
Northrop Grumman Corp.	107,000	$5,776
Apparel & Accessory Stores (3.2%)
American Eagle Outfitters	240,000	7,092
Ltd. Brands (a)	271,000	6,585
Nordstrom, Inc.	129,000	7,144
Automotive (0.9%)
Ford Motor Co.	508,000	5,756
Business Services (0.5%)
Omnicom Group, Inc.	36,000	3,187
Chemicals & Allied Products (2.4%)
du Pont (E.I.) de Nemours & Co.	13,000	666
Lyondell Chemical Co.	206,000	5,751
Monsanto Co.	138,000	8,901
Commercial Banks (4.4%)
Bank of America Corp.	136,000	5,998
Citigroup, Inc.	341,000	15,324
JPMorgan Chase & Co.	12,000	415
M&T Bank Corp.	17,000	1,735
Providian Financial Corp. (a) (b)	281,000	4,822
Communications Equipment (0.5%)
Motorola, Inc.	214,000	3,204
Computer & Data Processing Services (5.7%)
Autodesk, Inc.	155,000	4,613
Computer Sciences Corp. (b)	123,000	5,639
Compuware Corp. (b)	67,000	482
Electronic Data Systems Corp. (a)	77,000	1,592
McAfee, Inc. (b)	275,000	6,204
NCR Corp. (b)	103,000	3,475
Oracle Corp. (b)	552,000	6,889
Sun Microsystems, Inc. (b)	1,914,000	7,733
Computer & Office Equipment (4.9%)
Apple Computer, Inc. (b)	184,000	7,667
EMC Corp. (b)	548,000	6,751
Hewlett-Packard Co.	633,000	13,888
Storage Technology Corp. (b)	97,000	2,988
Department Stores (2.5%)
Federated Department Stores, Inc.	118,000	7,509
JC Penney Co., Inc.	169,000	8,774
Electric Services (3.8%)
Duke Energy Corp.	328,000	9,187
Edison International	192,000	6,666
TXU Corp.	110,000	8,759
Electronic & Other Electric Equipment (3.4%)
General Electric Co.	604,000	21,780
Electronic Components & Accessories (1.0%)
QLogic Corp. (b)	163,000	6,601

Food & Kindred Products (1.9%)
Altria Group, Inc.	16,000	$1,046
Archer-Daniels-Midland Co. (a)	300,000	7,374
Tyson Foods, Inc.-Class A	210,000	3,503
Gas Production & Distribution (0.2%)
Dynegy, Inc.-Class A (a) (b)	349,000	1,365
Health Services (0.6%)
HCA, Inc.	70,000	3,750
Hotels & Other Lodging Places (0.9%)
Starwood Hotels & Resorts Worldwide, Inc.	100,000	6,003
Industrial Machinery & Equipment (1.8%)
Black & Decker Corp. (a)	62,000	4,897
Cummins, Inc.	74,000	5,206
Stanley Works (The)	31,000	1,403
Instruments & Related Products (2.9%)
Eastman Kodak Co. (a)	221,000	7,194
Rockwell Automation, Inc.	111,000	6,287
Xerox Corp. (b)	347,000	5,257
Insurance (10.7%)
Aetna, Inc.	109,000	8,170
Allstate Corp. (The)	193,000	10,434
Chubb Corp.	102,000	8,085
Cigna Corp.	88,000	7,858
Cincinnati Financial Corp.	115,000	5,015
Loews Corp.	90,000	6,619
PacifiCare Health Systems, Inc. (a) (b)	110,000	6,261
Principal Financial Group	19,000	731
SAFECO Corp.	146,000	7,112
UnumProvident Corp. (a)	380,000	6,468
W.R. Berkley Corp.	40,000	1,984
Insurance Agents, Brokers & Service (2.2%)
Hartford Financial Services Group, Inc. (The)	114,000	7,816
Humana, Inc. (b)	190,000	6,069
Life Insurance (3.7%)
Lincoln National Corp.	156,000	7,042
Metlife, Inc.	196,000	7,664
Prudential Financial, Inc.	157,000	9,012
Lumber & Other Building Materials (0.7%)
Home Depot, Inc. (The)	125,000	4,780
Medical Instruments & Supplies (0.6%)
Becton Dickinson & Co.	71,000	4,148
Metal Mining (1.0%)
Phelps Dodge Corp.	66,000	6,714
Mortgage Bankers & Brokers (1.1%)
Countrywide Financial Corp.	210,000	6,817
Oil & Gas Extraction (7.9%)
Anadarko Petroleum Corp.	109,000	8,295
Apache Corp.	58,000	3,551
Burlington Resources, Inc.	168,000	8,412
Devon Energy Corp.	187,000	8,929
EOG Resources, Inc.	81,000	3,948
Occidental Petroleum Corp.	131,000	9,323
Unocal Corp.	134,000	8,266
Petroleum Refining (16.0%)
Amerada Hess Corp. (a)	76,000	7,312
ChevronTexaco Corp.	312,000	18,193
ConocoPhillips	131,000	14,127
Exxon Mobil Corp.	779,000	46,428
Sunoco, Inc.	75,000	7,764
Valero Energy Corp.	119,000	8,719

Pharmaceuticals (0.4%)
Pfizer, Inc.	106,000	$2,785
Primary Metal Industries (2.0%)
Nucor Corp.	112,000	6,447
United States Steel Corp. (a)	128,000	6,509
Railroads (1.0%)
Norfolk Southern Corp.	171,000	6,336
Residential Building Construction (1.5%)
Lennar Corp.-Class A	124,000	7,028
Ryland Group, Inc. (a)	42,000	2,605
Restaurants (1.4%)
McDonald’s Corp.	298,000	9,280
Retail Trade (1.1%)
Toys R US, Inc. (a) (b)	267,000	6,878
Security & Commodity Brokers (3.5%)
AG Edwards, Inc.	115,000	5,152
Bear Stearns Cos. Inc. (The)	76,000	7,592
Goldman Sachs Group, Inc. (The)	5,000	550
Lehman Brothers Holdings, Inc.	98,000	9,228
Tobacco Products (0.4%)
UST, Inc.	47,000	2,430
Trucking & Warehousing (1.4%)
CNF, Inc.	49,000	2,293
Yellow Roadway Corp. (a) (b)	110,000	6,439
Wholesale Trade Durable Goods (0.4%)
Tech Data Corp. (a) (b)	65,000	2,409
Wholesale Trade Nondurable Goods (0.4%)
SUPERVALU, Inc.	76,000	2,535
Total Common Stocks (cost: $532,585)		641,400

	Principal	Value
SECURITY LENDING COLLATERAL (10.0%)
Debt (8.9%)
Bank Notes (0.9%)
Bank of America
2.77%, due 04/18/2005 (c)	$637	$637
2.82%, due 05/16/2005	637	637
2.54%, due 06/01/2005 (c)	743	743
2.80%, due 06/09/2005 (c)	319	319
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	1,275	1,275
3.01%, due 09/08/2005 (c)	956	956
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	319	319
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	319	319
3.05%, due 03/10/2006 (c)	319	319
Commercial Paper (2.6%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	637	637
2.69%, due 04/12/2005	795	795
CIESCO - 144A
2.68%, due 04/20/2005	176	176
Compass Securitization - 144A
2.71%, due 04/11/2005	478	478
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	478	478

Fairway Finance - 144A
2.64%, due 04/01/2005	$608	$608
2.75%, due 04/12/2005	509	509
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	315	315
2.77%, due 04/18/2005	1,115	1,115
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	478	478
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,112	1,112
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	2,072	2,072
2.95%, due 12/09/2005 (c)	2,008	2,008
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	478	478
2.63%, due 04/11/2005	797	797
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,101	1,101
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	635	635
2.80%, due 04/20/2005	793	793
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	634	634
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	478	478
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	798	798
Yorktown Capital LLC
2.64%, due 04/01/2005	478	478
Euro Dollar Overnight (1.2%)
Bank of Montreal
2.60%, due 04/04/2005	4,013	4,013
BNP Paribas
2.73%, due 04/07/2005	797	797
Calyon
2.84%, due 04/01/2005	69	69
Keybank
2.84%, due 04/01/2005	956	956
Royal Bank of Scotland
2.59%, due 04/01/2005	1,756	1,756
Euro Dollar Terms (1.9%)
Bank of Montreal
2.75%, due 04/08/2005	797	797
Bank of Nova Scotia
2.70%, due 04/11/2005	1,068	1,068
2.73%, due 04/14/2005	797	797
Barclays
2.79%, due 04/25/2005	1,479	1,479
Branch Banker &Trust
2.74%, due 04/18/2005	797	797
Calyon
2.77%, due 04/21/2005	232	232
2.77%, due 04/28/2005	1,200	1,200
Citigroup
2.87%, due 06/06/2005	797	797

Fortis Bank
2.44%, due 04/14/2005	$16	$16
Rabobank Nederland
2.75%, due 04/27/2005	749	749
Royal Bank of Canada
2.78%, due 04/29/2005	265	265
Royal Bank of Scotland
2.75%, due 04/19/2005	797	797
Svenska Handlesbanken
2.63%, due 04/15/2005	797	797
The Bank of the West
2.79%, due 04/22/2005	159	159
Toronto Dominion Bank
2.75%, due 05/09/2005	24	24
3.01%, due 06/24/2005	3	3
UBS AG
2.81%, due 05/03/2005	330	330
Wells Fargo & Co.
2.79%, due 04/08/2005	797	797
2.78%, due 04/21/2005	797	797
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	113	113
Repurchase Agreements (2.3%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,921 on 04/01/2005	3,920	3,920
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $7,762 on 04/01/2005	7,762	7,762
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,188 on 04/01/2005	3,187	3,187

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American Beacon Funds
1-day yield of 2.70%	956,219	$956
BGI Institutional Money Market Fund
1-day yield of 2.79%	3,840,799	3,841
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	389,309	389
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	1,029,646	1,030
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	1,022,844	1,023
Total Security Lending Collateral (cost: $64,210)		64,210

Total Investment Securities (cost: $596,795)		$705,610

SUMMARY:
Investments, at value	109.8%	$705,610
Liabilities in excess of other assets	(9.8)%	(63,028)
Net assets	100.0%	$642,582

NOTES TO SCHEDULE OF INVESTMENTS:

(a)       At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $61,874.

(b)      No dividends were paid during the preceding twelve months.

(c)       Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)      Cash collateral for the Repurchase Agreements, valued at $15,167, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)       Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A          144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $12,415 or 1.9% of the net assets of the Fund.

MFS High Yield

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (0.8%)
Republic of Brazil
8.88%, due 10/14/2019	$747	$729
Republic of Panama
9.38%, due 01/16/2023	897	1,005
9.38%, due 04/01/2029	329	375
Russian Federation
12.75%, due 06/24/2028	726	1,188
Republic of Brazil
8.00%, due 04/15/2014	1,370	1,357
Total Foreign Government Obligations (cost: $4,653)		4,654

MORTGAGE-BACKED SECURITIES (2.1%)
Arcap REIT, Inc. 144A
6.10%, due 09/21/2045 (a)	1,515	1,364
Asset Securitization Corp.
7.44%, due 11/13/2029 (b)	3,570	3,667
Commercial Mortgage Acceptance Corp. 144A
5.44%, due 09/15/2030 (b)	230	229
Continental Airlines, Inc.
6.90%, due 01/02/2017	613	497
6.75%, due 03/15/2017	525	429
6.80%, due 08/02/2018	960	817
7.57%, due 03/15/2020	1,644	1,382
CS First Boston Mortgage Securities Corp. 144A
6.75%, due 11/11/2030	1,115	1,093
First Union National Bank Commercial Mortgage
6.75%, due 10/15/2032	1,305	1,380
GMAC Commercial Mortgage Securities, Inc. 144A
7.65%, due 04/15/2034 (b)	1,278	1,403
Morgan Stanley Capital I 144A
1.43%, due 04/28/2039 (a) (b) (c)	10,481	891
Total Mortgage-Backed Securities (cost: $12,277)		13,152

ASSET-BACKED SECURITIES (0.3%)
Crest, Ltd.
7.00%, due 01/28/2040 (a)	1,422	1,348
Falcon Franchise Loan LLC 144A
3.79%, due 01/05/2025 (a) (b) (c)	4,189	728
Total Asset-Backed Securities (cost: $2,085)		2,076

CORPORATE DEBT SECURITIES (87.4%)
Aerospace (0.7%)
Argo-Tech Corp.
9.25%, due 06/01/2011	1,775	1,908
BE Aerospace, Inc.
8.88%, due 05/01/2011 (d)	2,425	2,455
Agriculture (0.6%)
Michael Foods, Inc.
8.00%, due 11/15/2013	1,405	1,461
Seminis Vegetable Seeds, Inc.
10.25%, due 10/01/2013	1,660	1,959

Air Transportation (0.2%)
CHC Helicopter Corp.
7.38%, due 05/01/2014	$1,235	$1,203
Amusement & Recreation Services (2.7%)
AMF Bowling Worldwide, Inc.
10.00%, due 03/01/2010 (d)	1,105	1,133
Aztar Corp.
7.88%, due 06/15/2014 (d)	1,450	1,541
Boyd Gaming Corp.
6.75%, due 04/15/2014	2,610	2,577
Caesars Entertainment, Inc.
8.88%, due 09/15/2008	745	817
8.13%, due 05/15/2011	3,285	3,638
Herbst Gaming, Inc. 144A
7.00%, due 11/15/2014	260	259
Isle of Capri Casinos, Inc.
7.00%, due 03/01/2014	1,255	1,242
MGM Mirage
5.88%, due 02/27/2014	1,520	1,434
Penn National Gaming, Inc. 144A
6.75%, due 03/01/2015	1,365	1,345
Pinnacle Entertainment, Inc.
8.25%, due 03/15/2012	250	250
Six Flags, Inc.
9.75%, due 04/15/2013 (d)	2,600	2,424
Apparel Products (0.3%)
Levi Strauss & Co.
12.25%, due 12/15/2012	1,785	1,946
Automotive (1.4%)
General Motors Corp.
8.38%, due 07/15/2033 (d)	2,811	2,405
Metaldyne Corp.
11.00%, due 06/15/2012 (d)	1,700	1,377
Metaldyne Corp. 144A
10.00%, due 11/01/2013 (d)	1,385	1,260
Navistar International Corp.
7.50%, due 06/15/2011 (d)	2,310	2,327
Tenneco Automotive, Inc.
10.25%, due 07/15/2013	920	1,026
Business Credit Institutions (0.5%)
eircom Funding
8.25%, due 08/15/2013	1,130	1,229
Qwest Capital Funding, Inc.
7.25%, due 02/15/2011 (d)	2,145	2,000
Business Services (3.3%)
Amsted Industries, Inc. 144A
10.25%, due 10/15/2011	2,915	3,177
Invensys PLC 144A
9.88%, due 03/15/2011 (d)	1,110	1,129
Iron Mountain, Inc.
8.63%, due 04/01/2013	335	338
7.75%, due 01/15/2015	1,770	1,748
6.63%, due 01/01/2016	1,150	1,049
KI Holdings, Inc. 144A
0.00%, due 11/15/2014 (e)	1,984	1,220
Lamar Media Corp.
7.25%, due 01/01/2013	1,155	1,201
Samsonite Corp.
8.88%, due 06/01/2011	1,825	1,912
Transdigm, Inc.
8.38%, due 07/15/2011	1,910	1,960

United Rentals North America, Inc.
6.50%, due 02/15/2012	$1,330	$1,293
7.75%, due 11/15/2013 (d)	2,075	2,013
7.00%, due 02/15/2014 (d)	1,510	1,382
Williams Scotsman, Inc.
9.88%, due 06/01/2007 (d)	1,510	1,502
10.00%, due 08/15/2008	465	498
Chemicals & Allied Products (5.4%)
Arco Chemical Co.
9.80%, due 02/01/2020	1,205	1,362
Church & Dwight Co., Inc. 144A
6.00%, due 12/15/2012	705	687
Equistar Chemicals, LP/Equistar Funding Corp.
10.63%, due 05/01/2011	1,160	1,302
Huntsman International LLC
10.13%, due 07/01/2009 (d)	1,768	1,839
Huntsman International LLC 144A
7.38%, due 01/01/2015 (d)	2,360	2,348
IMC Global, Inc.
10.88%, due 08/01/2013	1,910	2,282
JohnsonDiversey Holdings, Inc.
0.00%, due 05/15/2013 (f)	4,425	3,805
JohnsonDiversey, Inc.
9.63%, due 05/15/2012	2,245	2,413
Kronos International, Inc.
8.88%, due 06/30/2009	100	137
Lyondell Chemical Co.
9.50%, due 12/15/2008	1,200	1,284
11.13%, due 07/15/2012	1,985	2,283
Nalco Co.
7.75%, due 11/15/2011	675	702
8.88%, due 11/15/2013	370	396
NOVA Chemicals Corp.
6.50%, due 01/15/2012	1,945	1,994
Resolution Performance Products, Inc.
13.50%, due 11/15/2010 (d)	1,150	1,242
Revlon Consumer Products Corp.
8.63%, due 02/01/2008 (d)	925	853
Revlon Consumer Products Corp. 144A
9.50%, due 04/01/2011 (d)	2,340	2,299
Rhodia SA
8.88%, due 06/01/2011 (d)	3,850	3,744
Rockwood Specialties Group, Inc.
10.63%, due 05/15/2011	1,320	1,465
Rockwood Specialties Group, Inc. 144A
7.50%, due 11/15/2014	800	800
Sterling Chemicals, Inc.
11.75%, due 08/15/2006 (a) (h)	40	—	(g)
11.25%, due 04/01/2007 (a) (h)	50	—	(g)
Communication (5.6%)
American Tower Corp.
9.38%, due 02/01/2009	143	150
7.13%, due 10/15/2012	1,320	1,313
Cablevision Systems Corp. 144A
8.00%, due 04/15/2012	1,440	1,480
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%, due 11/15/2013	950	950
Charter Communications Holdings, Inc.
8.63%, due 04/01/2009 (d)	8,105	6,261
9.92%, due 04/01/2011	4,355	3,342
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 144A
8.38%, due 04/30/2014	930	935

Crown Castle International Corp.
7.50%, due 12/01/2013 (d)	$1,760	$1,932
CSC Holdings, Inc.
8.13%, due 07/15/2009	750	791
8.13%, due 08/15/2009	2,465	2,601
CSC Holdings, Inc. 144A
6.75%, due 04/15/2012	1,650	1,638
Echostar DBS Corp.
6.38%, due 10/01/2011	3,100	3,038
Frontiervision Holdings, LP
11.00%, due 10/15/2006 (h)	1,730	2,284
11.88%, due 09/15/2007 (h)	505	679
Frontiervision Holdings, LP, Series B
11.88%, due 09/15/2007 (h)	725	975
Intelsat Bermuda, Ltd. 144A
8.63%, due 01/15/2015 (d)	1,905	1,943
Intelsat, Ltd.
6.50%, due 11/01/2013	805	646
MediaCom LLC/Cap Corp.
9.50%, due 01/15/2013 (d)	1,900	1,895
Rogers Cable, Inc.
8.75%, due 05/01/2032	1,185	1,375
Communications Equipment (1.8%)
American Towers, Inc.
7.25%, due 12/01/2011	525	542
Innova S. de R.L.
9.38%, due 09/19/2013	1,650	1,827
L-3 Communications Corp.
6.13%, due 01/15/2014	1,835	1,807
5.88%, due 01/15/2015	1,460	1,402
Lucent Technologies, Inc.
5.50%, due 11/15/2008 (d)	1,210	1,183
6.45%, due 03/15/2029	1,435	1,238
Nortel Networks Corp.
6.88%, due 09/01/2023	1,040	962
Northern Telecom Capital
7.88%, due 06/15/2026	645	648
Pliant Corp.
13.00%, due 06/01/2010	1,595	1,348
Computer & Office Equipment (0.6%)
Buhrmann US, Inc. 144A
7.88%, due 03/01/2015 (d)	1,820	1,820
General Binding Corp.
9.38%, due 06/01/2008	1,225	1,231
Scientific Games Corp. 144A
6.25%, due 12/15/2012	640	637
Construction (0.9%)
Integrated Electrical Services, Inc.
9.38%, due 02/01/2009 (d)	1,670	1,603
WCI Communities, Inc.
7.88%, due 10/01/2013	2,920	2,964
WCI Communities, Inc. 144A
6.63%, due 03/15/2015 (d)	960	912
Department Stores (0.5%)
Dollar General Corp.
8.63%, due 06/15/2010	2,055	2,327
JC Penney Co., Inc.
6.88%, due 10/15/2015	325	296
Saks, Inc.
7.00%, due 12/01/2013	266	241

Drug Stores & Proprietary Stores (0.7%)
Duane Reade, Inc.
9.75%, due 08/01/2011 (d)	$1,305	$1,148
Rite Aid Corp.
9.25%, due 06/01/2013 (d)	2,050	2,040
6.88%, due 08/15/2013 (d)	930	865
Electric Services (7.8%)
AES Corp. (The) 144A
8.75%, due 05/15/2013	3,745	4,082
9.00%, due 05/15/2015	1,270	1,397
Allegheny Energy Supply Co. LLC 144A
8.25%, due 04/15/2012 (d)	2,245	2,380
Calpine Canada Energy Finance
8.50%, due 05/01/2008 (d)	1,530	1,086
Calpine Corp. 144A
8.75%, due 07/15/2013 (d)	4,715	3,560
Centerpoint Energy, Inc.
7.25%, due 09/01/2010	1,205	1,317
CMS Energy Corp.
8.50%, due 04/15/2011	1,630	1,760
Empresa Nacional de Electricidad SA
8.35%, due 08/01/2013	2,125	2,382
FirstEnergy Corp.
6.45%, due 11/15/2011	3,000	3,165
7.38%, due 11/15/2031	1,085	1,229
Midwest Generation LLC
8.75%, due 05/01/2034	3,405	3,797
Mission Energy Holding Co.
13.50%, due 07/15/2008	1,340	1,608
Nevada Power Co.
6.50%, due 04/15/2012	415	428
Nevada Power Co. 144A
5.88%, due 01/15/2015	1,140	1,111
Northwestern Corp. 144A
5.88%, due 11/01/2014	1,885	1,875
NRG Energy, Inc. 144A
8.00%, due 12/15/2013	3,577	3,783
PSEG Energy Holdings LLC
7.75%, due 04/16/2007	2,035	2,091
8.63%, due 02/15/2008	800	844
PSEG Power LLC
7.75%, due 04/15/2011	315	359
Reliant Energy, Inc.
9.25%, due 07/15/2010	1,400	1,498
9.50%, due 07/15/2013	225	245
6.75%, due 12/15/2014	825	769
Sierra Pacific Power Co.
6.25%, due 04/15/2012	980	995
Sierra Pacific Resources
8.63%, due 03/15/2014	1,280	1,363
Texas Genco LLC/Texas Genco Financing Corp. 144A
6.88%, due 12/15/2014	1,770	1,774
TXU Corp. 144A
5.55%, due 11/15/2014	3,265	3,098
Electric, Gas & Sanitary Services (0.2%)
DPL, Inc.
6.88%, due 09/01/2011	1,130	1,201
Electronic Components & Accessories (0.6%)
Flextronics International, Ltd.
6.50%, due 05/15/2013	3,245	3,221
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 144A
8.00%, due 12/15/2014	245	251

Environmental Services (0.5%)
Allied Waste North America, Inc.
6.50%, due 11/15/2010 (d)	$3,105	$3,012
Fabricated Metal Products (0.3%)
Remington Arms Co., Inc.
10.50%, due 02/01/2011 (d)	840	827
Trimas Corp.
9.88%, due 06/15/2012	740	755
Food & Kindred Products (1.4%)
Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc.
9.75%, due 07/15/2012	2,845	3,101
Hercules, Inc.
6.75%, due 10/15/2029	1,835	1,798
Merisant Co. 144A
10.25%, due 07/15/2013 (d)	775	667
Smithfield Foods, Inc.
7.00%, due 08/01/2011	2,020	2,068
United Biscuits Finance PLC
10.63%, due 04/15/2011	900	1,214
Gas Production & Distribution (3.3%)
ANR Pipeline Co.
9.63%, due 11/01/2021	2,715	3,372
Dynegy Holdings, Inc.
6.88%, due 04/01/2011	20	18
Dynegy Holdings, Inc. 144A
9.88%, due 07/15/2010	1,405	1,505
10.13%, due 07/15/2013	375	409
El Paso Corp.
7.00%, due 05/15/2011	3,785	3,634
El Paso Natural Gas Co.
7.63%, due 08/01/2010	2,760	2,894
EL Paso Production Holding Co.
7.75%, due 06/01/2013	2,970	3,007
Gaz Capital for Gazprom 144A
8.63%, due 04/28/2034	1,700	1,891
Morgan Stanley Bank AG for OAO Gazprom 144A
9.63%, due 03/01/2013	920	1,051
Williams Cos., Inc.
7.13%, due 09/01/2011	2,653	2,769
Health Services (3.2%)
DaVita, Inc. 144A
6.63%, due 03/15/2013	1,140	1,129
7.25%, due 03/15/2015	1,330	1,303
Extendicare Health Services, Inc.
6.88%, due 05/01/2014	1,130	1,116
Eye Care Centers of America 144A
10.75%, due 02/15/2015	165	158
HCA, Inc.
7.88%, due 02/01/2011	3,630	3,927
6.38%, due 01/15/2015	1,740	1,727
Healthsouth Corp.
7.63%, due 06/01/2012	1,660	1,594
Insight Health Services Corp.
9.88%, due 11/01/2011	1,885	1,847
Select Medical Corp. 144A
7.63%, due 02/01/2015	1,585	1,585
Tenet Healthcare Corp.
6.50%, due 06/01/2012	1,885	1,734
9.88%, due 07/01/2014	1,925	2,002
Tenet Healthcare Corp. 144A
9.25%, due 02/01/2015	1,250	1,247

Holding & Other Investment Offices (0.2%)
MeriStar Hospitality Operating Partnership, LP/MeriStar Hospitality Finance Corp. REIT
10.50%, due 06/15/2009	$610	$653
Werner Holding Co., Inc.
10.00%, due 11/15/2007 (d)	755	536
Hotels & Other Lodging Places (3.0%)
Host Marriott, LP
7.13%, due 11/01/2013	1,790	1,777
Host Marriott, LP 144A
6.38%, due 03/15/2015	1,245	1,189
Intrawest Corp.
7.50%, due 10/15/2013	580	581
Mandalay Resort Group
9.38%, due 02/15/2010	1,650	1,827
MGM Mirage
8.50%, due 09/15/2010	765	838
8.38%, due 02/01/2011 (d)	3,630	3,920
Pinnacle Entertainment, Inc.
8.75%, due 10/01/2013	2,780	2,877
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	3,960	4,326
Station Casinos, Inc.
6.50%, due 02/01/2014	1,240	1,231
Industrial Machinery & Equipment (2.2%)
Case Corp.
7.25%, due 01/15/2016	635	603
Case New Holland, Inc. 144A
9.25%, due 08/01/2011	1,670	1,779
Intermet Corp.
9.75%, due 06/15/2009 (d) (h)	1,320	739
JLG Industries, Inc.
8.25%, due 05/01/2008	2,545	2,698
Manitowoc Co.
10.38%, due 05/15/2011	750	1,077
Rexnord Corp.
10.13%, due 12/15/2012	800	880
SPX Corp.
7.50%, due 01/01/2013	1,735	1,926
Terex Corp.
10.38%, due 04/01/2011 (d)	2,865	3,116
Thermadyne Holdings Corp.
9.25%, due 02/01/2014	1,015	974
Instruments & Related Products (1.8%)
DirecTV Holdings LLC/DirecTV Financing Co.
8.38%, due 03/15/2013	1,265	1,369
Fisher Scientific International
8.13%, due 05/01/2012	2,265	2,458
Safilo Capital International SA 144A
9.63%, due 05/15/2013	3,060	4,013
Xerox Corp.
7.63%, due 06/15/2013	3,180	3,323
Lumber & Other Building Materials (0.8%)
Building Materials Corp. of America
7.75%, due 08/01/2014	3,105	3,105
Nortek, Inc.
8.50%, due 09/01/2014	1,820	1,756
Management Services (0.3%)
US Oncology, Inc. 144A
10.75%, due 08/15/2014	1,630	1,793

Manufacturing Industries (0.5%)
Bombardier Recreational Products, Inc.
8.38%, due 12/15/2013	$1,325	$1,405
K2, Inc.
7.38%, due 07/01/2014	1,880	1,946
Medical Instruments & Supplies (0.3%)
CDRV Investors, Inc. 144A
0.00%, due 01/01/2015 (i)	3,180	1,916
Metal Cans & Shipping Containers (0.3%)
Crown European Holdings SA
10.88%, due 03/01/2013	1,520	1,763
Metal Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.
6.88%, due 02/01/2014	1,966	1,937
Mining (0.4%)
Foundation PA Coal Co.
7.25%, due 08/01/2014	1,225	1,243
Peabody Energy Corp.
5.88%, due 04/15/2016	1,270	1,226
Mortgage Bankers & Brokers (2.6%)
Affinia Group, Inc. 144A
9.00%, due 11/30/2014	1,975	1,827
Couche-Tard US LP/Couche-Tard Finance Corp.
7.50%, due 12/15/2013	2,340	2,457
Crystal US Holdings LLC 144A
9.63%, due 06/15/2014	728	830
Crystal US Holdings LLC/Crystal US Sub 3 Corp. 144A
0.00%, due 10/01/2014 (j)	1,302	937
0.00%, due 10/01/2014 (k)	2,646	1,852
Da-Lite Screen Co., Inc.
9.50%, due 05/15/2011	1,840	1,996
K&F Acquisition, Inc. 144A
7.75%, due 11/15/2014	575	558
Milacron Escrow Corp.
11.50%, due 05/15/2011	2,395	2,611
Nalco Finance Holdings, Inc.
0.00%, due 02/01/2014 (d) (l)	2,505	1,891
Standard Aero Holdings, Inc. 144A
8.25%, due 09/01/2014	960	994
Motion Pictures (0.9%)
AMC Entertainment, Inc.
9.50%, due 02/01/2011	1,261	1,293
LCE Acquisition Corp. 144A
9.00%, due 08/01/2014	1,950	1,940
Marquee, Inc. 144A
8.63%, due 08/15/2012 (d)	2,425	2,583
Motor Vehicles, Parts & Supplies (0.4%)
TRW Automotive, Inc.
9.38%, due 02/15/2013	1,571	1,689
11.00%, due 02/15/2013 (d)	725	812
Oil & Gas Extraction (3.4%)
Belden & Blake Corp.
8.75%, due 07/15/2012	1,340	1,330
Chesapeake Energy Corp.
8.13%, due 04/01/2011	1,230	1,304
7.00%, due 08/15/2014	2,117	2,181
6.88%, due 01/15/2016	2,930	2,959
Chesapeake Energy Corp. 144A
6.38%, due 06/15/2015	670	662
Colorado Interstate Gas Co. 144A
5.95%, due 03/15/2015	310	299

Encore Acquisition Co.
8.38%, due 06/15/2012	$1,005	$1,085
6.25%, due 04/15/2014	530	530
Hanover Compressor Co.
9.00%, due 06/01/2014	1,750	1,873
MarkWest Energy Partners, LP / MarkWest Energy Finance Corp. 144A
6.88%, due 11/01/2014	1,890	1,890
Newfield Exploration Co.
6.63%, due 09/01/2014	1,240	1,256
Ocean Rig AS
10.25%, due 06/01/2008	1,515	1,551
Petroleum Geo-Services ASA
10.00%, due 11/05/2010	1,830	2,054
Plains Exploration & Production Co.
7.13%, due 06/15/2014	1,760	1,839
Paper & Allied Products (3.2%)
Abitibi-Consolidated, Inc.
8.55%, due 08/01/2010	3,115	3,162
Buckeye Technologies, Inc.
8.50%, due 10/01/2013	1,745	1,832
Corp. Durango SA de CV
13.13%, due 08/01/2006 (h)	138	—	(g)
13.50%, due 08/01/2008 (h)	73	—	(g)
7.50%, due 12/31/2012 (d) (m)	1,713	1,507
Corp. Durango SA de CV 144A
13.75%, due 07/15/2009 (d) (h)	2,689	—	(g)
Georgia-Pacific Corp.
9.38%, due 02/01/2013	4,770	5,330
7.75%, due 11/15/2029	873	952
Graphic Packaging International Corp.
9.50%, due 08/15/2013	2,310	2,449
Norske Skog Canada, Ltd.
8.63%, due 06/15/2011	1,740	1,801
7.38%, due 03/01/2014	1,110	1,077
Pliant Corp.
0.00%, due 06/15/2009 (n)	240	216
Stone Container Finance
7.38%, due 07/15/2014	1,270	1,257
Paper & Paper Products (1.1%)
Jefferson Smurfit Group PLC 144A
11.50%, due 10/01/2015	2,280	2,731
MDP Acquisitions PLC
9.63%, due 10/01/2012	2,335	2,510
Newark Group, Inc.
9.75%, due 03/15/2014	1,700	1,726
Paperboard Containers & Boxes (0.8%)
Greif, Inc.
8.88%, due 08/01/2012	1,760	1,901
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012	1,790	1,839
Plastipak Holdings, Inc.
10.75%, due 09/01/2011	980	1,088
Personal Credit Institutions (0.3%)
General Motors Acceptance Corp.
6.13%, due 08/28/2007	995	970
5.13%, due 05/09/2008 (d)	995	921
Petroleum Refining (1.0%)
Amerada Hess Corp.
7.30%, due 08/15/2031	1,730	1,951
Enterprise Products Operating, LP
6.38%, due 02/01/2013	956	1,002

Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	$1,667	$1,645
Premcor Refining Group (The), Inc.
7.75%, due 02/01/2012	825	852
7.50%, due 06/15/2015	770	791
Pharmaceuticals (0.6%)
AmerisourceBergen Corp.
7.25%, due 11/15/2012	1,815	1,924
Warner Chilcott Corp. 144A
8.75%, due 02/01/2015	1,990	2,000
Primary Metal Industries (0.8%)
AK Steel Corp.
7.75%, due 06/15/2012 (d)	1,260	1,213
Century Aluminum Co.
7.50%, due 08/15/2014	1,555	1,571
Valmont Industries, Inc.
6.88%, due 05/01/2014	1,920	1,901
Printing & Publishing (2.1%)
Cenveo Corp.
9.63%, due 03/15/2012	450	479
Dex Media East LLC/Dex Media East Finance Co.
12.13%, due 11/15/2012	1,389	1,646
Dex Media, Inc.
0.00%, due 11/15/2013 (d) (o)	6,250	4,750
Hollinger, Inc. 144A
12.88%, due 03/01/2011	346	381
Medianews Group, Inc.
6.88%, due 10/01/2013	1,795	1,759
Primedia, Inc.
8.88%, due 05/15/2011	1,625	1,694
8.00%, due 05/15/2013	2,000	2,040
Radio & Television Broadcasting (2.4%)
Allbritton Communications Co.
7.75%, due 12/15/2012	3,103	3,056
Emmis Operating Co.
6.88%, due 05/15/2012	1,510	1,480
Granite Broadcasting Corp.
9.75%, due 12/01/2010 (d)	3,470	3,227
Lighthouse International Co. SA 144A
8.00%, due 04/30/2014	1,455	1,906
Paxson Communications Corp.
0.00%, due 01/15/2009 (p)	5,455	5,073
Railroads (0.7%)
Grupo Transportacion Ferroviaria Mexicana SA de CV
12.50%, due 06/15/2012	1,440	1,642
Kansas City Southern Railway, Co.
7.50%, due 06/15/2009	2,595	2,647
Residential Building Construction (0.8%)
DR Horton, Inc.
8.00%, due 02/01/2009	2,275	2,446
Technical Olympic USA, Inc.
9.00%, due 07/01/2010	670	693
7.50%, due 03/15/2011	445	427
Technical Olympic USA, Inc. 144A
7.50%, due 01/15/2015	1,270	1,175
Restaurants (0.3%)
Carrols Corp. 144A
9.00%, due 01/15/2013	1,830	1,885
Retail Trade (0.8%)
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
8.88%, due 05/20/2011	2,085	2,210

Finlay Fine Jewelry Corp.
8.38%, due 06/01/2012	$2,855	$2,698
Rubber & Misc. Plastic Products (0.1%)
Cooper Standard Auto 144A
8.38%, due 12/15/2014	835	678
Security & Commodity Brokers (0.2%)
Refco Finance Holdings LLC 144A
9.00%, due 08/01/2012	1,210	1,283
Social Services (0.2%)
Knowledge Learning Corp., Inc. 144A
7.75%, due 02/01/2015	1,110	1,071
Stone, Clay & Glass Products (0.5%)
Owens-Brockway
8.88%, due 02/15/2009	1,215	1,297
8.25%, due 05/15/2013	680	719
Owens-Illinois, Inc.
7.80%, due 05/15/2018	1,295	1,318
Telecommunications (9.2%)
Alamosa Delaware, Inc.
0.00%, due 07/31/2009 (q)	1,432	1,557
AT&T Corp.
9.05%, due 11/15/2011	2,176	2,472
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%, due 06/15/2013	2,445	2,702
Cincinnati Bell, Inc.
8.38%, due 01/15/2014 (d)	1,845	1,817
Cincinnati Bell, Inc. 144A
8.38%, due 01/15/2014 (d)	320	315
Citizens Communications Co.
9.25%, due 05/15/2011	3,539	3,875
Dobson Cellular Systems 144A
8.38%, due 11/01/2011	515	525
Dobson Communications Corp.
8.88%, due 10/01/2013 (d)	540	424
Esprit Telecom Group PLC
10.88%, due 06/15/2008 (h)	15	—	(g)
GCI, Inc.
7.25%, due 02/15/2014	2,015	1,955
Iwo Escrow Co. 144A
6.32%, due 01/15/2012 (b)	250	255
MCI, Inc.
6.91%, due 05/01/2007	1,520	1,547
7.69%, due 05/01/2009	1,425	1,482
Nextel Communications, Inc.
5.95%, due 03/15/2014	7,240	7,204
7.38%, due 08/01/2015	1,435	1,516
Qwest Corp. 144A
7.88%, due 09/01/2011	2,100	2,163
9.13%, due 03/15/2012	2,700	2,936
Qwest Services Corp. 144A
14.00%, due 12/15/2010	7,595	8,791
Rogers Wireless Communications, Inc.
6.38%, due 03/01/2014	1,115	1,082
7.50%, due 03/15/2015	1,695	1,750
Rural Cellular Corp.
9.75%, due 01/15/2010 (d)	1,040	952
9.88%, due 02/01/2010	1,840	1,849
Time Warner Telecom Holdings, Inc.
9.25%, due 02/15/2014 (d)	1,710	1,642
Time Warner Telecom Holdings, Inc. 144A
9.25%, due 02/15/2014	1,240	1,190

Time Warner Telecom, Inc.
10.13%, due 02/01/2011 (d)	$1,250	$1,206
UbiquiTel Operating Co.
9.88%, due 03/01/2011	1,425	1,571
US Unwired, Inc.
10.00%, due 06/15/2012	1,420	1,573
WDAC Subsidiary Corp. 144A
8.38%, due 12/01/2014	2,100	1,953
Textile Mill Products (0.3%)
Interface, Inc.
10.38%, due 02/01/2010	1,633	1,829
Tobacco Products (0.3%)
Reynolds American, Inc.
7.25%, due 06/01/2012	1,695	1,737
Water Transportation (1.0%)
Gulfmark Offshore, Inc. 144A
7.75%, due 07/15/2014	1,825	1,880
Royal Caribbean Cruises, Ltd.
6.88%, due 12/01/2013	1,820	1,897
Stena AB
9.63%, due 12/01/2012	645	714
7.00%, due 12/01/2016	1,533	1,418
Wholesale Trade Durable Goods (0.8%)
Roundy’s, Inc.
8.88%, due 06/15/2012	2,935	3,140
Russel Metals, Inc.
6.38%, due 03/01/2014	1,975	1,916
Total Corporate Debt Securities (cost: $530,772)		536,691

CONVERTIBLE BONDS (0.6%)
Communication (0.3%)
PanAmSat Holding Corp. 144A
0.00%, due 11/01/2014 (r)	2,840	1,846
Communications Equipment (0.1%)
Zeus Special Subsidiary, Ltd. 144A
0.00%, due 02/01/2015 (s)	1,430	904
Lumber & Other Building Materials (0.2%)
NTK Holdings, Inc. 144A
0.00%, due 03/01/2014 (d) (t)	1,754	934
Total Convertible Bonds (cost: $3,952)		3,684

	Shares	Value
PREFERRED STOCKS (0.0%)
Holding & Other Investment Offices (0.0%)
HRPT Properties Trust REIT	2,025	$54
Printing & Publishing (0.0%)
Primedia, Inc.	1,400	135
Telecommunications (0.0%)
PTV, Inc.	2	—	(g)
Total Preferred Stocks (cost: $184)		189

COMMON STOCKS (0.8%)
Automotive (0.3%)
Hayes Lemmerz International, Inc.(a) (u)	80,000	—	(g)
Magna International, Inc.-Class A (u)	27,400	1,833
Chemicals & Allied Products (0.0%)
Sterling Chemicals , Inc. Warrants, Expires 12/31/2009 (a) (u)	8	—	(g)
Sterling Chemicals, Inc. (u)	7	—	(g)
Communication (0.0%)
XM Satellite Radio Holdings, Inc. Warrants, Expires 3/15/2010 (u)	65	5
Communications Equipment (0.0%)
Pliant Corp. Warrants, 144A, Expires 6/1/2010 (u)	40	—	(g)

Fabricated Metal Products (0.0%)
Oxford Automotive, Inc. (a) (u)	21	$—	(g)
Holding & Other Investment Offices (0.3%)
Telewest Global, Inc. (u)	87,090	1,549
Industrial Machinery & Equipment (0.0%)
Thermadyne Holdings Corp.-Class B Warrants, Expires 5/23/2006 (u)	169	—	(g)
Paper & Paper Products (0.0%)
Corp. Durango SA de CV-Class B	97,383	110
Pharmaceuticals (0.2%)
Merck & Co., Inc.	40,100	1,298
Printing & Publishing (0.0%)
GT Group Telecom, Inc. Warrants, Expires 2/1/2010 144A (u)	200	—	(g)
Telecommunications (0.0%)
Completel Europe NV (u)	21	1
NTL, Inc. (d) (u)	4,267	272
Versatel Telecom International NV (u)	972	2
Total Common Stocks (cost: $4,883)		5,070

	Principal	Value
SECURITY LENDING COLLATERAL (13.3%)
Debt (11.8%)
Bank Notes (1.1%)
Bank of America
2.77%, due 04/18/2005 (b)	$809	$809
2.82%, due 05/16/2005	809	809
2.54%, due 06/01/2005 (b)	943	943
2.80%, due 06/09/2005 (b)	405	405
Bear Stearns & Co.
3.01%, due 06/02/2005 (b)	1,618	1,618
3.01%, due 09/08/2005 (b)	1,214	1,214
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (b)	405	405
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (b)	405	405
3.05%, due 03/10/2006 (b)	405	405
Commercial Paper (3.5%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	809	809
2.69%, due 04/12/2005	1,009	1,009
CIESCO - 144A
2.68%, due 04/20/2005	224	224
Compass Securitization - 144A
2.71%, due 04/11/2005	607	607
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	607	607
Fairway Finance - 144A
2.64%, due 04/01/2005	772	772
2.75%, due 04/12/2005	647	647
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	400	400
2.77%, due 04/18/2005	1,415	1,415
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	607	607
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,412	1,412
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (b)	2,630	2,630
2.95%, due 12/09/2005 (b)	2,549	2,549
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	607	607
2.63%, due 04/11/2005	1,011	1,011

Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	$1,397	$1,397
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	806	806
2.80%, due 04/20/2005	1,006	1,006
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	804	804
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	607	607
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	1,013	1,013
Yorktown Capital LLC
2.64%, due 04/01/2005	607	607
Euro Dollar Overnight (1.6%)
Bank of Montreal
2.60%, due 04/04/2005	5,094	5,094
BNP Paribas
2.73%, due 04/07/2005	1,011	1,011
Calyon
2.84%, due 04/01/2005	87	87
Keybank
2.84%, due 04/01/2005	1,214	1,214
Royal Bank of Scotland
2.59%, due 04/01/2005	2,229	2,229
Euro Dollar Terms (2.5%)
Bank of Montreal
2.75%, due 04/08/2005	1,011	1,011
Bank of Nova Scotia
2.70%, due 04/11/2005	1,356	1,356
2.73%, due 04/14/2005	1,011	1,011
Barclays
2.79%, due 04/25/2005	1,877	1,877
Branch Banker &Trust
2.74%, due 04/18/2005	1,012	1,012
Calyon
2.77%, due 04/21/2005	294	294
2.77%, due 04/28/2005	1,524	1,524
Citigroup
2.87%, due 06/06/2005	1,012	1,012
Fortis Bank
2.44%, due 04/14/2005	20	20
Rabobank Nederland
2.75%, due 04/27/2005	951	951
Royal Bank of Canada
2.78%, due 04/29/2005	336	336
Royal Bank of Scotland
2.75%, due 04/19/2005	1,012	1,012
Svenska Handlesbanken
2.63%, due 04/15/2005	1,012	1,012
The Bank of the West
2.79%, due 04/22/2005	202	202
Toronto Dominion Bank
2.75%, due 05/09/2005	30	30
3.01%, due 06/24/2005	4	4
UBS AG
2.81%, due 05/03/2005	419	419
Wells Fargo & Co.
2.79%, due 04/08/2005	1,012	1,012
2.78%, due 04/21/2005	1,012	1,012
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	143	143

Repurchase Agreements (3.1%) (v)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,977 on 04/01/2005	$4,977	$4,977
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $9,853 on 04/01/2005	9,852	9,852
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,046 on 04/01/2005	4,046	4,046

	Shares	Value
Investment Companies (1.5%)
Money Market Funds (1.5%)
American Beacon Funds
1-day yield of 2.70%	1,213,813	$1,214
BGI Institutional Money Market Fund
1-day yield of 2.79%	4,875,465	4,875
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	494,184	494
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	1,307,021	1,307
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (w)	1,298,386	1,298
Total Security Lending Collateral (cost: $81,507)		81,507

Total Investment Securities (cost: $640,313)		$647,023

SUMMARY:
Investments, at value	105.3%	$647,023
Liabilities in excess of other assets	(5.3)%	(32,784)
Net assets	100.0%	$614,239

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)
Euro	(195)	04/11/2005	$(250)	$(4)
			$(250)	$(4)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                    Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Directors.

(b)                   Floating or variable rate note. Rate is listed as of March 31, 2005.

(c)                    Interest only security. Holder is entitled to interest payments on the underlying pool.

(d)                   At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $78,899.

(e)                    Securities are stepbonds. KI Holdings, Inc. 144A has a coupon rate of 0.00% until 11/15/2009, thereafter the coupon rate will be 9.88%.

(f)                      Securities are stepbonds. JohnsonDiversey Holdings, Inc. has a coupon rate of 0.00% until 05/15/2007, thereafter the coupon rate will be 10.67%.

(g)                   Value is less than $1.

(h)                   Securities are currently in default on interest payments.

(i)                       Securities are stepbonds. CDRV Investors, Inc. 144A has a coupon rate of 0.00% until 01/01/2010, thereafter the coupon rate will be 9.63%.

(j)                       Securities are stepbonds. Crystal US Holdings LLC/Crystal US Sub 3 Corp. 144A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.00%.

(k)                    Securities are stepbonds. Crystal US Holdings LLC/Crystal US Sub 3 Corp. 144A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.

(l)                       Securities are stepbonds. Nalco Finance Holdings, Inc. has a coupon rate of 0.00% until 02/01/2009, thereafter the coupon rate will be 9.00%.

(m)                 Securities are stepbonds. Corp. Durango SA de CV has a coupon rate of 7.50% until 12/31/2005, 8.50% until 12/31/2006, thereafter the coupon rate will be 9.50%.

(n)                   Securities are stepbonds. Pliant Corp. has a coupon rate of 0.00% until 12/15/2006, thereafter the coupon rate will be 11.13%.

(o)                   Securities are stepbonds. Dex Media, Inc. has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 9.00%.

(p)                   Securities are stepbonds. Paxson Communications Corp. has a coupon rate of 0.00% until 01/15/2006, thereafter the coupon rate will be 12.25%.

(q)                   Securities are stepbonds. Alamosa Delaware, Inc. has a coupon rate of 0.00% until 07/31/2005, thereafter the coupon rate will be 12.00%.

(r)                      Securities are stepbonds. PanAmSat Holding Corp. 144A has a coupon rate of 0.00% until 11/01/2009, thereafter the coupon rate will be 10.38%.

(s)                    Securities are stepbonds. Zeus Special Subsidiary, Ltd. 144A has a coupon rate of 0.00% until 02/01/2010, thereafter the coupon rate will be 9.25%.

(t)                      Securities are stepbonds. NTK Holding, Inc. 144A has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

(u)                   No dividends were paid during the preceding twelve months.

(v)                   Cash collateral for the Repurchase Agreements, valued at $19,253, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(w)                 Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

REIT                               Real Estate Investment Trust

144A                              144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $141,477 or 23.0% of the net assets of the Fund.

Munder Net50

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Business Services (17.9%)
Akamai Technologies, Inc. (a)	85,900	$1,094
Quantive, Inc. (a) (b)	136,700	1,513
Bankrate, Inc. (a) (b)	24,400	327
Ctrip.com International, Ltd., ADR (a)	28,500	1,079
eBay, Inc. (a)	61,000	2,273
Fastclick (a)	9,200	110
FTD Group, Inc. (a)	38,300	464
Getty Images, Inc. (a) (b)	40,000	2,844
Monster Worldwide, Inc. (a)	112,400	3,153
Netease.com, ADR (a) (b)	28,800	1,388
Shopping.com, Ltd. (a) (b)	42,300	753
Communications Equipment (2.4%)
KongZhong Corp., ADR (a)	35,000	280
QUALCOMM, Inc.	47,200	1,730
Computer & Data Processing Services (38.4%)
Check Point Software Technologies, Ltd. (a)	11,800	257
Checkfree Corp. (a) (b)	48,300	1,969
CNET Networks, Inc. (a) (b)	170,400	1,609
Digital Insight Corp. (a)	50,400	827
Google, Inc.-Class A (a) (b)	24,500	4,422
iVillage, Inc. (a)	43,100	262
Jamdat Mobile, Inc. (a) (b)	10,000	172
Juniper Networks, Inc. (a)	37,557	829
Lastminute.com PLC (a)	209,600	459
Linktone, Ltd., ADR (a) (b)	40,600	295
Macromedia, Inc. (a)	20,700	693
Microsoft Corp.	103,100	2,492
Oracle Corp. (a) (b)	158,700	1,981
Red Hat, Inc. (a) (b)	57,700	630
Shanda Interactive Entertainment, Ltd., ADR (a) (b)	57,200	1,727
Sina Corp. (a) (b)	85,100	2,643
Sohu.com, Inc. (a) (b)	34,700	610
TIBCO Software, Inc. (a)	86,700	646
Tom Online, Inc., ADR (a) (b)	32,100	403
VeriSign, Inc. (a)	83,100	2,385
VERITAS Software Corp. (a)	26,919	625
Websense, Inc. (a)	19,700	1,060
Yahoo!, Inc. (a)	153,500	5,204
Computer & Office Equipment (9.3%)
Apple Computer, Inc. (a)	24,600	1,025
Cisco Systems, Inc. (a)	142,600	2,551
Dell, Inc. (a)	34,900	1,341
EMC Corp. (a)	82,700	1,019
Hewlett-Packard Co.	85,000	1,865
Educational Services (1.5%)
Apollo Group, Inc.-Class A (a)	17,037	1,262
Electronic Components & Accessories (2.9%)
Analog Devices, Inc.	19,000	687
Intel Corp.	52,500	1,220
Xilinx, Inc.	17,000	497
Management Services (1.3%)
Accenture, Ltd.-Class A (a)	47,000	1,135
Motion Pictures (1.2%)
Macrovision Corp. (a)	26,400	602
Time Warner, Inc. (a)	23,500	412

Radio & Television Broadcasting (3.2%)
IAC/InterActive Corp. (a) (b)	121,527	$2,706
Real Estate (1.2%)
Homestore, Inc. (a)	205,800	457
ZipRealty, Inc. (a)	36,800	519
Retail Trade (9.1%)
Amazon.com, Inc. (a)	83,500	2,862
Autobytel, Inc. (a)	137,400	692
Blue Nile, Inc. (a) (b)	7,900	218
Priceline.com, Inc. (a) (b)	152,200	3,835
Savings Institutions (1.0%)
Netbank, Inc.	96,400	817
Security & Commodity Brokers (4.3%)
Ameritrade Holding Corp. (a)	219,600	2,242
E*TRADE Financial Corp. (a)	114,000	1,368
Telecommunications (0.3%)
Novatel Wireless, Inc. (a) (b)	23,500	253
Wholesale Trade Durable Goods (1.9%)
Digital River, Inc. (a)	50,200	1,564
Wholesale Trade Nondurable Goods (1.8%)
Provide Commerce, Inc. (a)	51,575	1,489
Total Common Stocks (cost: $77,093)		81,846

	Principal	Value
SHORT-TERM OBLIGATIONS (2.6%)
Repurchase Agreements (2.6%)
Investors Bank & Trust Co. 2.02%, Repurchase Agreement dated 03/31/2005 to be repurchased at $2,141 on 04/01/2005 (c)	$2,141	$2,141
Total Short-Term Obligations (cost: $2,141)		2,141

SECURITY LENDING COLLATERAL (24.3%)
Debt (21.5%)
Bank Notes (2.1%)
Bank of America
2.77%, due 04/18/2005 (d)	202	202
2.82%, due 05/16/2005	202	202
2.54%, due 06/01/2005 (d)	235	235
2.80%, due 06/09/2005 (d)	101	101
Bear Stearns & Co.
3.01%, due 06/02/2005 (d)	403	403
3.01%, due 09/08/2005 (d)	302	302
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (d)	101	101
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (d)	101	101
3.05%, due 03/10/2006 (d)	101	101
Commercial Paper (6.4%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	202	202
2.69%, due 04/12/2005	252	252
CIESCO - 144A
2.68%, due 04/20/2005	56	56
Compass Securitization - 144A
2.71%, due 04/11/2005	151	151
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	151	151
Fairway Finance - 144A
2.64%, due 04/01/2005	192	192
2.75%, due 04/12/2005	161	161
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	100	100
2.77%, due 04/18/2005	353	353
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	151	151
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	352	352

Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (d)	$655	$655
2.95%, due 12/09/2005 (d)	635	635
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	151	151
2.63%, due 04/11/2005	252	252
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	348	348
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	201	201
2.80%, due 04/20/2005	251	251
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	200	200
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	151	151
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	253	253
Yorktown Capital LLC
2.64%, due 04/01/2005	151	151
Euro Dollar Overnight (2.9%)
Bank of Montreal
2.60%, due 04/04/2005	1,269	1,269
BNP Paribas
2.73%, due 04/07/2005	252	252
Calyon
2.84%, due 04/01/2005	22	22
Keybank
2.84%, due 04/01/2005	303	303
Royal Bank of Scotland
2.59%, due 04/01/2005	556	556
Euro Dollar Terms (4.5%)
Bank of Montreal
2.75%, due 04/08/2005	252	252
Bank of Nova Scotia
2.70%, due 04/11/2005	338	338
2.73%, due 04/14/2005	252	252
Barclays
2.79%, due 04/25/2005	468	468
Branch Banker &Trust
2.74%, due 04/18/2005	252	252
Calyon
2.77%, due 04/21/2005	73	73
2.77%, due 04/28/2005	380	380
Citigroup
2.87%, due 06/06/2005	252	252
Fortis Bank
2.44%, due 04/14/2005	5	5
Rabobank Nederland
2.75%, due 04/27/2005	237	237
Royal Bank of Canada
2.78%, due 04/29/2005	84	84
Royal Bank of Scotland
2.75%, due 04/19/2005	252	252
Svenska Handlesbanken
2.63%, due 04/15/2005	252	252
The Bank of the West
2.79%, due 04/22/2005	50	50
Toronto Dominion Bank
2.75%, due 05/09/2005	8	8
3.01%, due 06/24/2005	1	1
UBS AG
2.81%, due 05/03/2005	104	104
Wells Fargo & Co.
2.79%, due 04/08/2005	252	252
2.78%, due 04/21/2005	252	252

Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	$36	$36
Repurchase Agreements (5.6%) (e)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,240 on 04/01/2005	1,240	1,240
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,456 on 04/01/2005	2,455	2,455
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,008 on 04/01/2005	1,008	1,008

	Shares	Value
Investment Companies (2.8%)
Money Market Funds (2.8%)
American Beacon Funds
1-day yield of 2.70%	302,508	$303
BGI Institutional Money Market Fund
1-day yield of 2.79%	1,215,068	1,215
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	123,161	123
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	325,737	326
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (f)	323,585	324
Total Security Lending Collateral (cost: $20,313)		20,313

Total Investment Securities (cost: $99,547)		$104,300

SUMMARY:
Investments, at value	124.6%	$104,300
Liabilities in excess of other assets	(24.6)%	(20,566)
Net assets	100.0%	$83,734

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No dividends were paid during the preceding twelve months.
(b) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $19,499.
(c) At March 31, 2005, repurchase agreements are collateralized by $2,227 GNMA Pool #280628 (3.50%, due 08/20/2032) with a market value and accrued interest of $2,248.
(d) Floating or variable rate note. Rate is listed as of March 31, 2005

(e)   Cash collateral for the Repurchase Agreements, valued at $4,798, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(f) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR	American Depositary Receipt
144A

A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $3,928 or 4.7% of the net assets of the Fund.

PIMCO Total Return

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (13.1%)
U.S. Treasury Bond
7.50%, due 11/15/2016 (a)	$19,300	$24,198
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007	21,664	22,743
3.63%, due 01/15/2008	1,298	1,396
3.00%, due 07/15/2012	1,188	1,307
2.38%, due 01/15/2025	4,390	4,723
U.S. Treasury Note
1.88%, due 01/31/2006	8,900	8,793
2.75%, due 07/31/2006	985	974
4.88%, due 02/15/2012	19,385	20,017
Total U.S. Government Obligations (cost: $84,103)		84,151

U.S. GOVERNMENT AGENCY OBLIGATIONS (30.3%)
FHLMC
6.00%, due 12/15/2007	53	53
3.62%, due 08/01/2023 (b)	264	273
6.50%, due 02/15/2030	123	125
6.50%, due 07/25/2043	389	403
FHLMC, Series 2411, Class FJ
3.16%, due 12/15/2029 (b)	318	319
FHLMC, Series 2572, Class HA
5.00%, due 06/15/2013	694	699
FNMA
5.50%, due 03/01/2016	413	422
5.50%, due 07/01/2016	448	457
5.50%, due 11/01/2016	140	143
5.50%, due 12/01/2016	316	322
5.50%, due 12/01/2016	13	13
6.00%, due 01/01/2017	9	10
5.50%, due 04/01/2017	71	73
5.50%, due 04/01/2017	92	94
6.00%, due 05/01/2017	7	7
5.50%, due 06/01/2017	88	90
5.50%, due 08/01/2017	216	221
5.50%, due 09/01/2017	280	286
5.50%, due 11/01/2017	36	37
5.50%, due 01/01/2018	382	389
5.00%, due 02/01/2018	30	30
5.00%, due 05/01/2018	723	724
5.00%, due 06/01/2018	649	650
5.00%, due 06/01/2018	95	95
5.50%, due 06/01/2018	16	16
5.00%, due 08/01/2018	298	298
5.00%, due 08/01/2018	314	314
5.00%, due 10/01/2018	229	229
5.00%, due 12/01/2018	852	853
5.00%, due 03/01/2019	206	206
5.00%, due 04/01/2019	966	965
5.00%, due 04/01/2019	145	145
5.00%, due 07/01/2019	514	514
5.00%, due 08/01/2019	395	395
5.00%, due 11/01/2019	758	758
5.00%, due 11/01/2019	1,506	1,506
5.00%, due 11/01/2019	1,094	1,094
5.00%, due 11/01/2019	414	414
5.00%, due 12/01/2019	498	498
5.00%, due 12/01/2019	498	498
5.00%, due 12/01/2019	361	361
5.00%, due 01/01/2020	160	160
5.00%, due 02/01/2020	273	273
4.11%, due 01/01/2028 (b)	233	241
6.50%, due 05/01/2032	109	113
6.50%, due 11/01/2032	439	456
5.50%, due 01/01/2033	164	164

5.50%, due 02/01/2033	$842	$846
5.16%, due 04/01/2033 (b)	312	316
5.50%, due 04/01/2033	184	184
5.50%, due 07/01/2033	265	266
5.50%, due 08/01/2033	148	148
5.50%, due 11/01/2033	239	240
5.50%, due 11/01/2033	5,678	5,697
5.50%, due 12/01/2033	397	398
6.50%, due 12/01/2033	406	422
5.50%, due 01/01/2034	256	257
5.50%, due 02/01/2034	1,342	1,345
5.00%, due 04/01/2034	4,281	4,188
5.50%, due 04/01/2034	31	31
5.50%, due 04/01/2034	3,241	3,248
5.00%, due 05/01/2034	1,280	1,252
5.50%, due 05/01/2034	2,874	2,880
6.50%, due 05/01/2034	213	222
5.00%, due 07/01/2034	4,775	4,672
5.00%, due 09/01/2034	17,940	17,551
5.50%, due 10/01/2034	844	846
5.50%, due 11/01/2034	1,394	1,397
5.50%, due 11/01/2034	200	200
5.50%, due 02/01/2035	11,353	11,378
5.50%, due 02/01/2035	798	800
5.50%, due 02/01/2035	202	202
5.50%, due 03/01/2035	800	802
5.50%, due 03/01/2035	274	274
5.50%, due 03/01/2035	881	883
5.50%, due 03/01/2035	496	497
5.50%, due 04/01/2035	126	126
FNMA TBA
5.00%, due 04/01/2018	20,200	20,181
5.00%, due 05/01/2034	12,000	11,696
5.50%, due 04/01/2035	63,300	63,379
FNMA, Series 2003-88 TB
3.00%, due 08/25/2009	700	696
GNMA
6.50%, due 02/15/2029	33	34
6.50%, due 02/15/2029	132	138
6.50%, due 03/15/2029	217	227
6.50%, due 03/15/2029	53	56
6.50%, due 04/15/2029	10	11
6.50%, due 05/15/2029	18	19
6.50%, due 07/15/2029	11	11
6.50%, due 09/15/2029	150	157
5.50%, due 11/15/2032	460	465
5.50%, due 11/15/2032	692	699
5.50%, due 11/15/2032	12	12
5.50%, due 12/15/2032	1,216	1,229
5.50%, due 12/15/2032	459	463
5.50%, due 05/15/2033	332	335
5.50%, due 11/15/2033	325	328
5.50%, due 11/15/2033	423	428
5.50%, due 11/15/2033	383	387
5.50%, due 11/15/2033	309	313
5.50%, due 12/15/2033	777	785
5.50%, due 12/15/2033	413	417
5.50%, due 12/15/2033	550	556
5.50%, due 12/15/2033	302	305
5.50%, due 01/15/2034	664	670
5.50%, due 02/15/2034	191	193
5.50%, due 02/15/2034	248	250
5.50%, due 02/15/2034	639	645
5.50%, due 02/15/2034	322	326
GNMA TBA
5.50%, due 04/01/2035	11,600	11,701
GNMA, Series 2020-40
6.50%, due 06/20/2032	12	12
Total U.S. Government Agency Obligations (cost: $195,721)		195,098

FOREIGN GOVERNMENT OBLIGATIONS (7.0%)
French Republic
4.00%, due 04/25/2055	2,050	2,582
Hong Kong Government, 144A
5.13%, due 08/01/2014	2,700	2,724

Italian Republic
3.75%, due 06/08/2005	$144,000	$1,352
0.38%, due 10/10/2006	207,000	1,941
Kingdom of Spain
3.10%, due 09/20/2006	170,000	1,656
5.75%, due 07/30/2032	7,020	11,520
4.20%, due 01/31/2037	800	1,048
Republic of Brazil
3.06%, due 04/15/2006 (b)	936	935
11.25%, due 07/26/2007	70	78
11.50%, due 03/12/2008	109	123
3.13%, due 04/15/2009 (b)	2,175	2,121
8.84%, due 06/29/2009 (b)	1,150	1,282
11.00%, due 01/11/2012	350	395
3.13%, due 04/15/2012 (b)	1,163	1,092
3.13%, due 04/15/2012 (b)	22	21
8.00%, due 04/15/2014	724	717
12.25%, due 03/06/2030	350	423
11.00%, due 08/17/2040	500	557
Republic of Germany
5.50%, due 01/04/2031	500	791
Republic of Panama
8.25%, due 04/22/2008	1,010	1,076
Republic of Peru
9.13%, due 02/21/2012	120	135
9.88%, due 02/06/2015	2,000	2,310
5.00%, due 03/07/2017 (b)	743	679
Republic of South Africa
5.25%, due 05/16/2013	565	761
6.50%, due 06/02/2014	1,200	1,260
Russian Federation
8.25%, due 03/31/2010	200	215
5.00%, due 03/31/2030 (c)	5,879	6,023
United Mexican States
3.33%, due 01/13/2009 (b)	465	470
8.38%, due 01/14/2011	615	700
8.38%, due 01/14/2011	20	23
Total Foreign Government Obligations (cost: $43,715)		45,010

MORTGAGE-BACKED SECURITIES (1.1%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1
5.60%, due 10/20/2032 (b)	195	197
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class VIA
5.94%, due 06/25/2032 (b)	71	72
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1
4.27%, due 01/25/2034 (b)	1,461	1,447
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.88%, due 01/25/2034 (b)	667	657
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.75%, due 01/25/2034 (b)	878	859
Carrington Mortgage Loan Trust, Series 2004-NC1, Class A2A
2.96%, due 05/25/2034 (b)	931	931
CDC Mortgage Capital Trust, Series 2002-BE2, Class A
2.82%, due 01/25/2033 (b)	15	14
Centex Home Equity, Series 2004-A, Class AV2
3.13%, due 01/25/2034 (b)	625	626
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	173	173
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-HYB2, Class 6A1
4.97%, due 09/19/2032 (b)	120	119
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
2.92%, due 05/25/2034 (b)	241	239
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3, 144A
1.85%, due 08/25/2033 (d)	771	763
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2
2.14%, due 03/25/2032 (d)	181	180
Home Equity Asset Trust, Series 2002-1, Class A4
2.72%, due 11/25/2032 (b)	36	36

Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	$174	$179
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
3.18%, due 09/19/2032 (b)	385	386
Structured Asset Securities Corp., Series 2002-HF1, Class A
2.82%, due 01/25/2033 (b)	4	3
Structured Asset Securities Trust, Series 2002-BC4, Class A
2.82%, due 07/25/2032 (b)	29	28
Total Mortgage-Backed Securities (cost: $7,009)		6,909

ASSET-BACKED SECURITIES (4.5%)
Bank One Issuance Trust, Series 2002-2, Class A
4.16%, due 01/15/2008	625	626
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
2.98%, due 10/25/2032 (b)	93	93
Countrywide Asset-Backed Certificates, Series 2004-3, Class 3A1
2.94%, due 06/25/2022 (b)	752	752
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.90%, due 10/19/2032 (b) (d)	757	753
Credit-Based Asset Servicing and Securitization, Series 2002-CB6, Class 2A1
3.03%, due 01/25/2033 (b)	34	34
Credit-Based Asset Servicing and Securitization, Series 2004-CB5, Class AV1
2.98%, due 09/25/2021 (b)	1,054	1,054
Morgan Stanley ABS Capital I, Series 2003-HE2, Class A2
3.19%, due 08/25/2033 (b)	743	744
Park Place Securities, Inc., Series 2004-MCW1, Class A3
3.05%, due 10/25/2034 (b)	422	422
Protective Life US Funding Trust, 144A
3.19%, due 09/26/2005 (b) (d)	260	260
Quest Trust, Series 2004-X2, Class A, 144A
3.41%, due 06/25/2034 (b)	907	910
Rabobank Capital Funding II, 144A
5.26%, due 12/31/2049 (e)	1,000	1,004
Rabobank Capital Funding Trust, 144A
5.25%, due 12/31/2049 (f)	1,480	1,466
RACERS SER 1997-R-8-3-144A
3.09%, due 08/15/2007 (b) (d)	1,100	1,059
Ras Laffan Liquefied Natural Gas Co., Ltd., 144A
3.44%, due 09/15/2009	457	446
Sequoia Mortgage Trust, Series 10, Class 2A1
3.23%, due 10/20/2027 (b)	1,043	1,046
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	599	602
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	3,320	3,180
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/01/2014	1,747	1,711
Washington Mutual, Series 2000-3, Class A
3.39%, due 12/25/2040 (b)	431	428
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032 (b)	188	187
Washington Mutual, Series 2002-AR2, Class A
3.37%, due 02/27/2034 (b)	361	360
Washington Mutual, Series 2003-R1, Class A1
3.12%, due 12/25/2027 (b)	12,160	12,148
Total Asset-Backed Securities (cost: $29,541)		29,285

CORPORATE DEBT SECURITIES (9.2%)
Air Transportation (0.3%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	1,000	999
Delta Air Lines, Inc.
7.57%, due 11/18/2010	300	280
UAL Corp.
6.20%, due 09/01/2008	677	630
7.73%, due 07/01/2010	150	138
6.60%, due 09/01/2013	194	185

Automotive (1.0%)
DaimlerChrysler North America Holding Corp.
3.20%, due 03/07/2007 (b)	$3,400	$3,400
6.50%, due 11/15/2013	940	978
General Motors Corp.
8.38%, due 07/15/2033 (a)	2,075	1,776
Commercial Banks (0.0%)
HSBC Capital Funding LP, 144A
10.18%, due 12/31/2049 (h)	100	154
Communication (0.1%)
Comcast Cable Communications
6.75%, due 01/30/2011	210	227
Comcast Corp.
6.50%, due 01/15/2015	200	214
CSC Holdings, Inc.
7.63%, due 04/01/2011	220	229
Electric Services (0.7%)
Columbus Southern Power Co., Series C
5.50%, due 03/01/2013	100	102
Florida Power Corp.
4.80%, due 03/01/2013	1,960	1,929
Ohio Power Co., Series F
5.50%, due 02/15/2013	100	102
Progress Energy, Inc.
7.10%, due 03/01/2011	600	658
6.85%, due 04/15/2012	440	480
PSEG Power LLC
6.95%, due 06/01/2012	921	1,019
Southern California Edison Co.
2.93%, due 01/13/2006 (b)	350	351
Electric, Gas & Sanitary Services (0.2%)
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	825	911
Pacific Gas & Electric Co.
3.80%, due 04/03/2006 (b)	266	267
Environmental Services (0.2%)
Waste Management, Inc.
7.38%, due 08/01/2010	700	780
6.38%, due 11/15/2012	375	406
Food & Kindred Products (0.2%)
HJ Heinz Co., 144A
6.19%, due 12/01/2020 (b)	1,500	1,522
Gas Production & Distribution (0.4%)
El Paso Energy Corp.
7.80%, due 08/01/2031	450	423
7.75%, due 01/15/2032 (a)	425	401
Sonat, Inc.
7.63%, due 07/15/2011	1,000	987
Southern Natural Gas Co.
8.00%, due 03/01/2032	820	880
General Obligation-County (0.2%)
Baltimore County, MD
5.00%, due 08/01/2012	1,000	1,090
General Obligation-State (0.3%)
California State Economic Recovery
5.25%, due 01/01/2011	130	142
5.00%, due 07/01/2011	130	141
5.00%, due 07/01/2012	135	157
5.25%, due 07/01/2012	260	286
5.25%, due 07/01/2013	130	143
5.25%, due 07/01/2013	800	879
Hotels & Other Lodging Places (0.2%)
Harrah’s Operating Co., Inc.
8.00%, due 02/01/2011	50	57
Park Place Entertainment Corp.
7.50%, due 09/01/2009	800	860
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	350	382
Manufacturing Industries (0.2%)
Tyco International Group SA
6.38%, due 10/15/2011	1,510	1,612
Motion Pictures (0.1%)
Time Warner, Inc.
8.11%, due 08/15/2006	150	157
6.88%, due 05/01/2012	410	448

Municipal Obligations (0.1%)
New Jersey State Transportation Trust Fund Authority
5.00%, due 06/15/2011	$345	$393
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035	500	527
Oil & Gas Extraction (0.6%)
Gaz Capital for Gazprom, Reg S
8.63%, due 04/28/2034	3,000	3,332
Pemex Project Funding Master Trust
7.38%, due 12/15/2014	650	695
Personal Credit Institutions (2.1%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	3,600	3,649
7.38%, due 10/28/2009	1,030	1,034
General Motors Acceptance Corp.
3.92%, due 10/20/2005 (b)	6,190	6,176
6.75%, due 01/15/2006	210	211
6.88%, due 08/28/2012	150	134
Household Finance Corp.
3.33%, due 06/17/2005 (b)	1,000	1,001
6.38%, due 11/27/2012	800	865
SLM Corp., Series A
3.21%, due 09/15/2006 (b)	230	231
Radio & Television Broadcasting (0.0%)
Clear Channel Communications, Inc.
7.25%, due 10/15/2027	300	317
Railroads (0.1%)
Burlington Northern Santa Fe Corp.
6.38%, due 12/15/2005	160	163
Norfolk Southern Corp.
6.75%, due 02/15/2011	550	603
Revenue-Education (0.2%)
Michigan State Building Authority
5.25%, due 10/15/2013	950	1,050
Revenue-Pollution Control (0.1%)
Rhode Island Clean Water Finance Agency
5.00%, due 10/01/2028	610	631
Revenue-Tobacco (0.6%)
Golden State Tobacco Securitization Corp.
6.75%, due 06/01/2039	460	484
Tobacco Settlement Authority, IA
5.60%, due 06/01/2035	705	665
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	100	99
Tobacco Settlement Financing Corp., NJ
6.38%, due 06/01/2032	2,175	2,227
6.75%, due 06/01/2039	260	273
Revenue-Utilities (0.2%)
Jea, FL, Water & Sewer System
5.00%, due 10/01/2011	700	757
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035	340	348
Security & Commodity Brokers (0.1%)
Bear Stearns Cos. (The), Inc.
7.63%, due 12/07/2009	560	626
Telecommunications (1.0%)
Cingular Wireless LLC
6.50%, due 12/15/2011	560	603
Deutsche Telekom International Finance BV
8.25%, due 06/15/2005 (i)	325	328
France Telecom SA
7.00%, due 03/14/2008 (j)	1,569	2,253
SBC Communications, Inc.
4.13%, due 09/15/2009	3,025	2,942
Verizon Global Funding Corp.
7.60%, due 03/15/2007	25	26
Total Corporate Debt Securities (cost: $57,231)		59,425

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (19.6%)
FHLMC
2.41%, due 04/15/2005	300	300
2.72%, due 05/05/2005	7,900	7,880
2.67%, due 05/27/2005	17,900	17,826
2.82%, due 06/07/2005	200	199

2.72%, due 06/15/2005	$9,300	$9,247
2.71%, due 06/17/2005	6,500	6,462
2.69%, due 06/20/2005	17,900	17,793
2.93%, due 06/30/2005	100	99
3.02%, due 08/09/2005	5,100	5,044
FNMA
2.39%, due 04/15/2005	6,500	6,494
2.57%, due 04/20/2005	2,700	2,696
2.57%, due 04/20/2005	100	100
2.64%, due 05/11/2005	6,800	6,783
2.48%, due 05/25/2005	17,800	17,727
2.68%, due 05/25/2005	6,000	5,975
2.63%, due 06/01/2005	2,600	2,587
2.71%, due 06/01/2005	100	99
2.68%, due 06/13/2005	11,600	11,536
3.01%, due 08/01/2005	4,700	4,652
U.S. Treasury Bill
2.68%, due 06/02/2005 (k) (l)	70	70
2.69%, due 06/02/2005 (k) (l)	400	398
2.71%, due 06/02/2005 (k) (l)	1,150	1,145
2.74%, due 06/16/2005 (k) (l)	920	915
2.75%, due 06/16/2005 (k) (l)	170	169
2.76%, due 06/16/2005 (k) (l)	20	20
Total Short-Term U.S. Government Obligations (cost: $126,216)		126,216

COMMERCIAL PAPER (17.8%)
Commercial Banks (9.1%)
Barclays U.S. Funding Corp.
2.66%, due 05/02/2005	17,900	17,859
2.86%, due 06/03/2005	1,600	1,592
Skandinaviska Enskilda Banken AB, 144A
2.68%, due 05/03/2005	600	599
2.76%, due 05/17/2005	1,200	1,196
2.70%, due 05/27/2005	17,900	17,825
UBS Finance Delaware LLC
2.83%, due 04/01/2005	17,500	17,500
2.68%, due 05/26/2005	1,000	996
2.73%, due 06/02/2005	100	99
3.02%, due 07/22/2005	600	594
Holding & Other Investment Offices (2.9%)
Ford Motor Credit Co.
2.52%, due 04/07/2005	1,800	1,799
Rabobank USA Finance Corp.
2.82%, due 04/01/2005	16,800	16,800
Oil & Gas Extraction (2.7%)
Total Fina Elf Capital
2.83%, due 04/01/2005	17,600	17,600
Personal Credit Institutions (0.1%)
GMAC
2.50%, due 04/05/2005	600	600
Security & Commodity Brokers (3.0%)
IXIS Commercial Paper, 144A
2.69%, due 05/09/2005	17,900	17,849
2.87%, due 06/13/2005	1,600	1,591
Total Commercial Paper (cost: $114,499)		114,499

SHORT-TERM OBLIGATIONS (8.9%)
Repurchase Agreements (8.9%)
Credit Suisse First Boston Corp. 2.50% Repurchase Agreement dated 03/31/2005 to be repurchased at $57,504 on 04/01/2005 (g)	57,500	57,500
Total Short-Term Obligations (cost: $57,500)		57,500

CERTIFICATES OF DEPOSIT (2.3%)
Bank of America Corp.
2.48%, due 04/06/2005	15,000	15,000
Total Certificates Of Deposit (cost: $15,000)		15,000

	Contracts (m)	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
90 Day Eurodollar Futures	215	1
Put Strike $93.75
Expires 12/19/2005
Total Purchased Options (cost: $2)		1

	Principal	Value
SECURITY LENDING COLLATERAL (3.8%)
Debt (3.4%)
Bank Notes (0.3%)
Bank of America
2.77%, due 04/18/2005 (b)	$241	$241
2.82%, due 05/16/2005	241	241
2.54%, due 06/01/2005 (b)	280	280
2.80%, due 06/09/2005 (b)	120	120
Bear Stearns & Co.
3.01%, due 06/02/2005 (b)	481	481
3.01%, due 09/08/2005 (b)	361	361
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (b)	120	120
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (b)	120	120
3.05%, due 03/10/2006 (b)	120	120
Commercial Paper (1.0%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	241	241
2.69%, due 04/12/2005	300	300
CIESCO - 144A
2.68%, due 04/20/2005	67	67
Compass Securitization - 144A
2.71%, due 04/11/2005	180	180
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	180	180
Fairway Finance - 144A
2.64%, due 04/01/2005	230	230
2.75%, due 04/12/2005	192	192
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	119	119
2.77%, due 04/18/2005	421	421
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	180	180
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	420	420
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (b)	782	782
2.95%, due 12/09/2005 (b)	758	758
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	180	180
2.63%, due 04/11/2005	301	301
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	416	416
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	240	240
2.80%, due 04/20/2005	299	299
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	239	239
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	180	180
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	301	301
Yorktown Capital LLC
2.64%, due 04/01/2005	180	180
Euro Dollar Overnight (0.5%)
Bank of Montreal
2.60%, due 04/04/2005	1,515	1,515
BNP Paribas
2.73%, due 04/07/2005	301	301
Calyon
2.84%, due 04/01/2005	26	26
Keybank
2.84%, due 04/01/2005	361	361
Royal Bank of Scotland
2.59%, due 04/01/2005	663	663
Euro Dollar Terms (0.7%)
Bank of Montreal
2.75%, due 04/08/2005	301	301

Bank of Nova Scotia
2.70%, due 04/11/2005	$403	$403
2.73%, due 04/14/2005	301	301
Barclays
2.79%, due 04/25/2005	558	558
Branch Banker &Trust
2.74%, due 04/18/2005	301	301
Calyon
2.77%, due 04/21/2005	88	88
2.77%, due 04/28/2005	453	453
Citigroup
2.87%, due 06/06/2005	301	301
Fortis Bank
2.44%, due 04/14/2005	6	6
Rabobank Nederland
2.75%, due 04/27/2005	283	283
Royal Bank of Canada
2.78%, due 04/29/2005	100	100
Royal Bank of Scotland
2.75%, due 04/19/2005	301	301
Svenska Handlesbanken
2.63%, due 04/15/2005	301	301
The Bank of the West
2.79%, due 04/22/2005	60	60
Toronto Dominion Bank
2.75%, due 05/09/2005	9	9
3.01%, due 06/24/2005	1	1
UBS AG
2.81%, due 05/03/2005	125	125
Wells Fargo & Co.
2.79%, due 04/08/2005	301	301
2.78%, due 04/21/2005	301	301
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	42	42
Repurchase Agreements (0.9%) (n)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,480 on 04/01/2005	1,480	1,480
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,930 on 04/01/2005	2,930	2,930
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,203 on 04/01/2005	1,203	1,203

	Shares	Value
Investment Companies (0.4%)
Money Market Funds (0.4%)
American Beacon Funds
1-day yield of 2.70%	360,951	$361
BGI Institutional Money Market Fund
1-day yield of 2.79%	1,449,814	1,450
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	146,955	147
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	388,668	389
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (o)	386,100	386
Total Security Lending Collateral (cost: $24,238)		24,238

Total Investment Securities (cost: $754,775)		$757,332

	Contracts (m)	Value
WRITTEN OPTIONS -(0.1%)
Covered Call Options (0.0%)
US 10YR Fut	300	$(9)
Call Strike $113.00
Expires 05/20/2005
US 10YR Fut	235	(4)
Call Strike $115.00
Expires 05/20/2005
US 10YR Fut	208	(45)
Call Strike $111.00
Expires 05/20/2005

Put Options -(0.1%)
U.S. Treasury Bond Futures	48	$(17)
Put Strike $108.00
Expires 05/20/2005
US 10YR Fut	300	(122)
Put Strike $108.00
Expires 05/20/2005
US 10YR Fut	235	(173)
Put Strike $109.00
Expires 05/20/2005
US 10YR Fut	208	(13)
Put Strike $105.00
Expires 05/20/2005
Total Written Options (cost: $-365)		(383)

SUMMARY:
Investments, at Value	117.6%	$757,332
Written Options	(0.1)%	(383)
Liabilities in excess of other assets	(17.5)%	(112,490)
Net Assets	100.0)%	$644,459

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro Dollar	(11,009)	04/18/2005	$(14,737)	$455
Euro Dollar	1,678	04/25/2005	2,176	1
Euro Dollar	5,137	04/25/2005	6,659	6
Euro Dollar	(14,241)	04/25/2005	(18,787)	310
Euro Dollar	(2,681)	04/25/2005	(3,455)	(23)
Japanese Yen	(506,045)	04/13/2005	(4,822)	96
			$(32,966)	$845

FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10 Year Japan Goverment Bond	8	06/20/2005	$10,407	$125
10 Year U.S. Treasury Note	51	06/30/2005	5,573	40
2 Year U.S. Treasury Note	513	06/30/2005	106,135	(297)
3 Month Euro EURIBOR	90	12/19/2005	—	(1)
30 Year U.S. Treasury Bond	246	06/30/2005	27,398	(7)
Euro Dollar	131	06/13/2005	31,599	(257)
Euro Dollar	771	09/19/2005	185,088	(1,936)
Euro Dollar	337	12/19/2005	80,682	(430)
			$446,882	$(2,763)

SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)

Receive a fixed rate equal to 0.7% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Morgan Stanley Capital Services, Inc.	5/24/2005	$2,390	$1

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Morgan Stanley Capital Services, Inc.	6/15/2005	10,300	240

Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 03/31/2030.
Counterparty: Goldman Sachs International	3/20/2007	1,775	(9)

Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation Government Bond, 5.00%, due 3/31/2030
Counterparty: Goldman Sachs International	3/20/2007	725	(2)

Receive a floating rate based on 3-month United States Dollar-LIBOR (London Interbank Offer Rate), pay a fixed rate equal to 5.00%
Counterparty: Goldman Sachs Capital Markets L.P.	6/15/2005	2,000	42

Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012
Counterparty: Lehman Securities, Inc.	6/20/2007	$1,200	$—

Receive a fixed rate equal to 0.625% and the Fund will pay to the counterparty at par in the event of default of Mexican Government International Bond, 11.50%, due 05/15/2026.
Counterparty: Morgan Stanley Capital Services, Inc.	5/20/2005	1,195	1

Receive a fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of United Mexican States, 7.50%, due 04/08/2033.
Counterparty: Barclays PLC	5/20/2005	395	—

Receive a floating rate based on 6-month Japanese Yen-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%.
Counterparty: UBS AG	6/15/2005	250,000	(131)

Receive a floating rate based on 6-month Japanese Yen-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%.
Counterparty: Goldman Sachs Capital Markets	6/15/2005	130,000	(68)

Receive a floating rate based on 6-month Japanese Yen-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%.
Counterparty: Morgan Stanley Capital Services, Inc.	6/15/2005	390,000	(175)

Receive a fixed rate equal to 6.00% and pay a floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate).
Counterparty: JP Morgan Chase	6/18/2014	5,000	552

Receive a floating rate based on 6-month Great British Pound-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Barclays PLC	6/18/2014	1,600	(51)

Receive a floating rate based on 6-month Great British Pound-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: UBS AG	6/18/2014	1,500	(37)

Total Swap Agreements
(premium $-249)			$363

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $23,785.
(b) Floating or variable rate note. Rate is listed as of March 31, 2005.
(c) Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.
(d) Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Directors.
(e) Rabobank Capital Funding II, 144A has a fixed coupon rate 5.26% until 12/31/2013, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 162.75BP, if not called.
(f) Rabobank Capital Funding Trust, 144A has a fixed coupon rate 5.25% until 12/31/2016, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 159BP, if not called.

(g)         At March 31, 2005, repurchase agreements excluding collateral for securities on loan are collateralized by $17,266 U.S. Treasury Note (4.75%, due 5/15/2014) with a market value and accrued interest of $17,267.

(h) HSBC Capital Funding LP 144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 498BP, if not called.
(i) Securities are stepbonds. Coupon steps up by 50 BP for each rating downgrade by Standard and Poor’s or Moody’s for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade.
(j) Securities are stepbonds. Coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch below A-/A3.

(k)          At March 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts.  The value of all securities segregated at March 31, 2005 is $679.

(l)             At March 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at March 31, 2005 is $2,039.

(m) Contract amounts are not in thousands.

(n)         Cash collateral for the Repurchase Agreements, valued at $5,725, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(o) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $54,054 or 8.4% of the net assets of the Fund.

Salomon All Cap

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.8%)
Aerospace (1.0%)
Boeing Co. (The)	98,100	$5,735
Air Transportation (1.4%)
Southwest Airlines Co.	549,400	7,823
Amusement & Recreation Services (1.4%)
Disney (Walt) Co. (The)	271,500	7,800
Chemicals & Allied Products (2.6%)
Dow Chemical Co. (The)	171,700	8,559
du Pont (E.I.) de Nemours & Co.	119,000	6,098
Commercial Banks (5.8%)
Bank of New York Co., Inc. (The)	148,000	4,299
JPMorgan Chase & Co.	257,800	8,920
MBNA Corp.	288,200	7,075
Mitsubishi Tokyo Financial Group, Inc.-ADR (a)	817,400	7,071
State Street Corp. (a)	120,700	5,277
Communication (2.9%)
Comcast Corp.- Special Class A (b)	288,400	9,633
Viacom, Inc.-Class B	191,500	6,670
Communications Equipment (3.1%)
Lucent Technologies, Inc. (a) (b)	2,299,700	6,324
Motorola, Inc.	405,700	6,073
Nokia Corp.-ADR (b)	333,000	5,138
Computer & Data Processing Services (4.0%)
Electronics for Imaging (b)	190,600	3,400
Micromuse, Inc. (b)	525,600	2,381
Microsoft Corp.	421,800	10,195
RealNetworks, Inc. (b)	631,900	3,652
SunGard Data Systems, Inc. (b)	77,700	2,681
Computer & Office Equipment (0.8%)
Cisco Systems, Inc. (b)	235,600	4,215
Diversified (1.0%)
Honeywell International, Inc.	150,000	5,582
Electronic Components & Accessories (4.3%)
Maxwell Technologies, Inc. (b)	84,800	778
Novellus Systems, Inc. (b)	78,400	2,096
Solectron Corp. (b)	2,036,800	7,068
Taiwan Semiconductor Manufacturing Co., Ltd.-ADR	868,291	7,363
Texas Instruments, Inc.	260,000	6,627
Environmental Services (1.2%)
Waste Management, Inc.	229,600	6,624
Food & Kindred Products (0.5%)
Unilever PLC, -Sponsored ADR	69,500	2,780
Food Stores (1.0%)
Safeway, Inc. (a) (b)	313,000	5,800
Gas Production & Distribution (1.3%)
Dynegy, Inc.-Class A (a) (b)	51,300	201
Williams Cos., Inc. (The)	359,900	6,770
Health Services (0.7%)
Enzo Biochemical, Inc. (a) (b)	271,214	3,911
Holding & Other Investment Offices (0.3%)
Digital Realty Trust, Inc.	131,900	1,895
Industrial Machinery & Equipment (3.4%)
Applied Materials, Inc. (b)	340,800	5,538
Baker Hughes, Inc.	69,700	3,101
Caterpillar, Inc.	84,300	7,708
Deere & Co.	36,100	2,423

Instruments & Related Products (2.9%)
Agilent Technologies, Inc. (b)	262,200	$5,821
Raytheon Co.	267,300	10,345
Insurance (7.8%)
AMBAC Financial Group, Inc. (a)	96,800	7,236
American International Group, Inc.	137,400	7,613
Chubb Corp.	99,400	7,879
CNA Surety Corp. (b)	303,300	4,125
MGIC Investment Corp.	104,700	6,457
PMI Group, Inc. (The) (a)	278,600	10,590
Insurance Agents, Brokers & Service (0.5%)
Hartford Financial Services Group, Inc. (The)	42,500	2,914
Lumber & Other Building Materials (1.2%)
Home Depot, Inc. (The)	181,600	6,944
Lumber & Wood Products (1.4%)
Weyerhaeuser Co.	118,100	8,090
Manufacturing Industries (2.5%)
Hasbro, Inc.	332,200	6,794
Mattel, Inc.	337,800	7,212
Metal Mining (1.5%)
Newmont Mining Corp.	204,200	8,627
Mining (0.0%)
WGI Heavy Minerals, Inc. (b)	96,700	232
Motion Pictures (3.8%)
News Corp., Inc.-Class A	399,600	6,761
News Corp., Inc.-Class B (a)	290,000	5,107
Time Warner, Inc. (b)	521,300	9,149
Motor Vehicles, Parts & Supplies (0.5%)
BorgWarner, Inc.	57,500	2,799
Oil & Gas Extraction (5.5%)
Anadarko Petroleum Corp.	109,600	8,341
Canadian Natural Resources, Ltd.	52,600	2,989
GlobalSantaFe Corp.	196,200	7,267
Halliburton Co.	176,200	7,621
Schlumberger, Ltd.	65,000	4,581
Petroleum Refining (4.6%)
BP PLC-ADR	25,600	1,597
ChevronTexaco Corp.	178,800	10,426
ConocoPhillips	16,400	1,769
Exxon Mobil Corp.	29,000	1,728
Murphy Oil Corp. (a)	103,300	10,199
Pharmaceuticals (11.6%)
Abbott Laboratories	199,300	9,291
Amgen, Inc. (b)	56,700	3,301
Aphton Corp. (a) (b)	510,600	648
GlaxoSmithKline PLC-ADR (a)	168,800	7,751
Johnson & Johnson	169,700	11,397
Lilly (Eli) & Co.	28,800	1,501
McKesson Corp.	119,400	4,507
Novartis AG-ADR (a)	193,600	9,057
Pfizer, Inc.	341,500	8,971
Wyeth	195,600	8,250
Primary Metal Industries (3.6%)
Alcoa, Inc.	262,300	7,971
Allegheny Technologies, Inc.	126,400	3,048
Engelhard Corp.	165,900	4,982
RTI International Metals, Inc. (b)	173,300	4,055
Radio & Television Broadcasting (0.3%)
IAC/InterActive Corp. (a) (b)	66,500	1,481
Security & Commodity Brokers (3.6%)
American Express Co.	145,900	7,495
Merrill Lynch & Co., Inc.	123,500	6,990
Morgan Stanley	102,700	5,880

Telecommunications (2.4%)
SBC Communications, Inc.	223,900	$5,304
Vodafone Group PLC-ADR (a)	301,900	8,018
Transportation Equipment (0.2%)
Fleetwood Enterprises, Inc. (b)	99,000	861
Variety Stores (1.6%)
Costco Wholesale Corp.	200,100	8,840
Wholesale Trade Durable Goods (0.6%)
IKON Office Solutions, Inc.	308,900	3,055
Total Common Stocks (cost: $460,023)		519,151

	Principal	Value
SHORT-TERM OBLIGATIONS (7.7%)
Repurchase Agreements (7.7%)
Investors Bank & Trust Co. 2.02%, Repurchase Agreement dated 3/31/05 to be repurchased at $43,314 on 04/01/2005 (c)	$43,311	$43,311
Total Short-Term Obligations (cost: $43,311)		43,311

SECURITY LENDING COLLATERAL (8.4%)
Debt (7.5%)
Bank Notes (0.7%)
Bank of America
2.77%, due 04/18/2005 (d)	468	468
2.82%, due 05/16/2005	468	468
2.54%, due 06/01/2005 (d)	546	546
2.80%, due 06/09/2005 (d)	234	234
Bear Stearns & Co.
3.01%, due 06/02/2005 (d)	937	937
3.01%, due 09/08/2005 (d)	703	703
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (d)	234	234
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (d)	234	234
3.05%, due 03/10/2006 (d)	234	234
Commercial Paper (2.2%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	469	469
2.69%, due 04/12/2005	584	584
CIESCO - 144A
2.68%, due 04/20/2005	130	130
Compass Securitization - 144A
2.71%, due 04/11/2005	351	351
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	351	351
Fairway Finance - 144A
2.64%, due 04/01/2005	447	447
2.75%, due 04/12/2005	374	374
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	231	231
2.77%, due 04/18/2005	819	819
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	351	351
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	817	817
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (d)	1,523	1,523
2.95%, due 12/09/2005 (d)	1,476	1,476
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	351	351
2.63%, due 04/11/2005	586	586

Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	$809	$809
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	467	467
2.80%, due 04/20/2005	583	583
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	466	466
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	351	351
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	587	587
Yorktown Capital LLC
2.64%, due 04/01/2005	351	351
Euro Dollar Overnight (1.0%)
Bank of Montreal
2.60%, due 04/04/2005	2,949	2,949
BNP Paribas
2.73%, due 04/07/2005	586	586
Calyon
2.84%, due 04/01/2005	51	50
Keybank
2.84%, due 04/01/2005	703	703
Royal Bank of Scotland
2.59%, due 04/01/2005	1,291	1,291
Euro Dollar Terms (1.6%)
Bank of Montreal
2.75%, due 04/08/2005	586	586
Bank of Nova Scotia
2.70%, due 04/11/2005	785	785
2.73%, due 04/14/2005	586	586
Barclays
2.79%, due 04/25/2005	1,087	1,087
Branch Banker &Trust
2.74%, due 04/18/2005	586	586
Calyon
2.77%, due 04/21/2005	170	170
2.77%, due 04/28/2005	882	882
Citigroup
2.87%, due 06/06/2005	586	586
Fortis Bank
2.44%, due 04/14/2005	12	12
Rabobank Nederland
2.75%, due 04/27/2005	550	550
Royal Bank of Canada
2.78%, due 04/29/2005	195	195
Royal Bank of Scotland
2.75%, due 04/19/2005	586	586
Svenska Handlesbanken
2.63%, due 04/15/2005	586	586
The Bank of the West
2.79%, due 04/22/2005	117	117
Toronto Dominion Bank
2.75%, due 05/09/2005	17	17
3.01%, due 06/24/2005	2	2
UBS AG
2.81%, due 05/03/2005	243	243
Wells Fargo & Co.
2.79%, due 04/08/2005	586	586
2.78%, due 04/21/2005	586	586

Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	$83	$83
Repurchase Agreements (2.0%) (e)
Credit Suisse First Boston Corp. 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $2,881 on 04/01/2005	2,881	2,881
Goldman Sachs Group, Inc. (The) 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $5,705 on 04/01/2005	5,704	5,704
Morgan Stanley Dean Witter & Co. 2.98%, Repurchase Agreement dated 03/31/2005 to be repurchased at $2,343 on 04/01/2005	2,343	2,343

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds
1-day yield of 2.70%	702,766	$703
BGI Institutional Money Market Fund
1-day yield of 2.79%	2,822,766	2,823
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	286,119	286
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	756,731	757
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (f)	751,732	752
Total Security Lending Collateral (cost: $47,191)		47,191

Total Investment Securities (cost: $550,525)		$609,653

SUMMARY:
Investments, at value	108.9%	$609,653
Liabilities in excess of other assets	(8.9)%	(50,026)
Net assets	100.0%	$559,627

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $43,152.

(b)         No dividends were paid during the preceding twelve months.

(c)          At March 31, 2005, the collateral for the repurchase agreement excluding collateral for securities on loan is as follows:

Collateral	Market Value and Accrued Interest
$3,253 SBA Pool-506103
6.125%, due 09/25/2015	$3,477

$41,326 Fannie Mae-200443 WF
3.45%, due 08/25/2033	42,002

$45,479

(d)         Floating or variable rate note. Rate is listed as of March 31, 2005.

(e)          Cash collateral for the Repurchase Agreements, valued at $11,147, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(f)            Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR                     American Depositary Receipt

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $9,124 or 1.6% of the net assets of the Fund.

Select+  Aggressive

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) (a)
Aggressive Equity (12.1%)
Third Avenue Value, Initial Class	2,507	$54
Capital Preservation (3.8%)
Transamerica Money Market, Initial Class	17,192	17
Growth Equity (63.7%)
T. Rowe Price Equity Income, Initial Class	5,358	114
T. Rowe Price Growth Stock, Initial Class	6,065	125
Transamerica Equity, Initial Class (b)	2,271	45
World Equity (20.4%)
American Century International, Initial Class (b)	10,694	91
Total Investment Companies (cost: $367)		446

Total Investment Securities (cost: $367)		$446

SUMMARY:
Investments, at value	100.0%	$446
Other assets in excess of liabilities	0.0%	0
Net assets	100.0%	$446

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          This portfolio is part of AEGON/Transamerica Series Fund, Inc., and is an affiliate of the Fund.

(b)         No dividends were paid during the preceding twelve months.

Select+ Conservative

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%) (a)
Aggressive Equity (7.0%)
Third Avenue Value, Initial Class	14,721	$318
Capital Preservation (4.4%)
Transamerica Money Market, Initial Class	199,078	199
Fixed-Income (65.9%)
MFS High Yield, Initial Class	67,333	698
PIMCO Total Return, Initial Class	150,361	1,665
Transamerica US Government Securities, Initial Class	49,784	611
Growth Equity (22.7%)
T. Rowe Price Equity Income, Initial Class	25,091	532
T. Rowe Price Growth Stock, Initial Class	24,014	495
Total Investment Companies (cost: $4,104)		4,518

Total Investment Securities (cost: $4,104)		$4,518

SUMMARY:
Investments, at value	100.0%	$4,518
Liabilities in excess of other assets	(0.0)%	(2)
Net assets	100.0%	$4,516

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          This portfolio is part of AEGON/Transamerica Series Fund, Inc., and is an affiliate of the Fund.

Select+ Growth & Income

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) (a)
Aggressive Equity (13.0%)
Third Avenue Value, Initial Class	41,746	$903
Capital Preservation (4.0%)
Transamerica Money Market, Initial Class	281,750	282
Fixed-Income (30.8%)
MFS High Yield, Initial Class	64,153	665
PIMCO Total Return, Initial Class	133,700	1,480
Growth Equity (41.4%)
T. Rowe Price Equity Income, Initial Class	35,537	753
T. Rowe Price Growth Stock, Initial Class	85,057	1,753
Transamerica Equity, Initial Class (b)	18,842	376
World Equity (10.9%)
American Century International, Initial Class (b)	88,979	757
Total Investment Companies (cost: $5,851)		6,969

Total Investment Securities (cost: $5,851)		$6,969

SUMMARY:
Investments, at value	100.1%	$6,969
Liabilities in excess of other assets	(0.1)%	(4)
Net assets	100.0%	$6,965

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          This portfolio is part of AEGON/Transamerica Series Fund, Inc., and is an affiliate of the Fund.

(b)         No dividends were paid during the preceding twelve months.

T. Rowe Price Equity Income

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.2%)
Communications Equipment (0.2%)
Lucent Technologies, Inc.
8.00%, due 08/01/2031 (a) (b)	$1,965	$2,031
Total Corporate Debt Securities (cost: $1,494)		2,031

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Insurance (0.2%)
UnumProvident Corp.	78,400	$2,264
Total Convertible Preferred Stocks (cost: $1,960)		2,264

COMMON STOCKS (95.2%)
Aerospace (1.0%)
Lockheed Martin Corp.	155,400	9,489
Amusement & Recreation Services (1.1%)
Disney (Walt) Co. (The)	348,400	10,010
Automotive (1.0%)
General Motors Corp. (b)	47,300	1,390
Genuine Parts Co.	176,150	7,661
Beverages (2.6%)
Anheuser-Busch Cos., Inc.	233,900	11,084
Coca-Cola Co. (The)	291,800	12,159
Coca-Cola Enterprises, Inc.	38,000	780
Business Credit Institutions (0.5%)
Fannie Mae (b)	90,700	4,939
Business Services (0.4%)
Cendant Corp.	185,200	3,804
Chemicals & Allied Products (4.2%)
Clorox Co.	49,900	3,143
Colgate-Palmolive Co.	220,200	11,488
Dow Chemical Co. (The)	174,200	8,684
du Pont (E.I.) de Nemours & Co.	155,400	7,963
Great Lakes Chemical Corp.	123,900	3,980
International Flavors & Fragrances, Inc.	103,600	4,092
Commercial Banks (8.4%)
AmSouth Bancorp (b)	32,000	830
Bank of America Corp.	269,638	11,891
Bank of Ireland	270,800	4,278
Citigroup, Inc.	116,059	5,216
JPMorgan Chase & Co.	504,022	17,439
Mellon Financial Corp.	286,080	8,165
Mercantile Bankshares Corp.	72,500	3,687
National City Corp.	108,800	3,645
Northern Trust Corp.	67,400	2,928
State Street Corp.	149,500	6,536
SunTrust Banks, Inc.	116,600	8,403
Wells Fargo & Co.	67,320	4,026
Wilmington Trust Corp.	47,400	1,664
Communication (2.8%)
Comcast Corp.-Class A (a)	374,638	12,655
Viacom, Inc.-Class B	392,700	13,678

Communications Equipment (2.4%)
Lucent Technologies, Inc. (a)	473,300	$1,302
Motorola, Inc.	414,500	6,205
Nokia Corp.-ADR (a) (b)	388,600	5,996
Rockwell Collins, Inc.	190,000	9,042
Computer & Data Processing Services (1.0%)
Computer Associates International, Inc.	5	—	(f)
Microsoft Corp.	372,000	8,991
Computer & Office Equipment (1.2%)
Hewlett-Packard Co.	512,685	11,248
Department Stores (0.6%)
May Department Stores Co. (The)	155,450	5,755
Diversified (1.4%)
Honeywell International, Inc.	361,700	13,459
Electric Services (3.8%)
Constellation Energy Group, Inc.	139,500	7,212
Duke Energy Corp.	360,800	10,106
FirstEnergy Corp.	124,350	5,216
Progress Energy, Inc. (b)	147,400	6,183
TECO Energy, Inc. (b)	115,600	1,813
Xcel Energy, Inc.	277,600	4,769
Electric, Gas & Sanitary Services (1.0%)
NiSource, Inc.	414,500	9,446
Electronic & Other Electric Equipment (4.2%)
Cooper Industries, Ltd.-Class A	116,707	8,347
Emerson Electric Co.	57,000	3,701
General Electric Co.	507,750	18,309
Sony Corp.	127,000	5,060
Whirlpool Corp. (b)	50,000	3,386
Electronic Components & Accessories (1.8%)
Analog Devices, Inc.	149,700	5,410
Intel Corp.	153,500	3,566
Texas Instruments, Inc.	310,900	7,925
Environmental Services (0.8%)
Waste Management, Inc.	272,062	7,849
Fabricated Metal Products (0.8%)
Fortune Brands, Inc.	93,300	7,523
Food & Kindred Products (2.9%)
Altria Group, Inc.	77,400	5,061
Campbell Soup Co. (b)	259,100	7,519
ConAgra Foods, Inc.	129,500	3,499
General Mills, Inc.	155,400	7,638
Hercules, Inc. (a)	212,000	3,070
Hotels & Other Lodging Places (0.7%)
Hilton Hotels Corp.	137,400	3,071
Starwood Hotels & Resorts Worldwide, Inc.	62,026	3,723
Industrial Machinery & Equipment (0.7%)
Pall Corp.	233,200	6,324
Instruments & Related Products (2.5%)
Agilent Technologies, Inc. (a)	62,700	1,392
Eastman Kodak Co. (b)	272,000	8,854
Raytheon Co.	220,200	8,522
Rockwell Automation, Inc.	88,600	5,018
Insurance (3.9%)
American International Group, Inc.	83,900	4,649
Chubb Corp.	82,900	6,571
SAFECO Corp.	150,300	7,321
St. Paul Travelers Cos., Inc. (The)	212,410	7,802
UnumProvident Corp. (b)	362,700	6,173
XL Capital, Ltd.-Class A	51,800	3,749

Insurance Agents, Brokers & Service (1.5%)
Marsh & McLennan Cos., Inc.	447,900	$13,625
Life Insurance (0.8%)
Lincoln National Corp.	155,466	7,018
Lumber & Other Building Materials (0.7%)
Home Depot, Inc. (The)	168,400	6,440
Manufacturing Industries (1.1%)
Mattel, Inc.	497,700	10,626
Medical Instruments & Supplies (1.3%)
Baxter International, Inc.	220,200	7,482
Boston Scientific Corp. (a)	157,200	4,604
Mining (0.5%)
Vulcan Materials Co. (b)	85,700	4,870
Motion Pictures (1.2%)
Time Warner, Inc. (a)	621,800	10,913
Oil & Gas Extraction (1.2%)
Anadarko Petroleum Corp.	87,400	6,651
Schlumberger, Ltd.	64,800	4,567
Unocal Corp.	5,000	308
Paper & Allied Products (2.5%)
International Paper Co.	284,593	10,470
Kimberly-Clark Corp.	114,000	7,493
MeadWestvaco Corp.	160,200	5,098
Petroleum Refining (7.5%)
Amerada Hess Corp. (b)	111,930	10,769
BP PLC-ADR	149,274	9,315
ChevronTexaco Corp.	304,850	17,776
Exxon Mobil Corp.	311,038	18,538
Royal Dutch Petroleum Co.- NY Shares	225,200	13,521
Pharmaceuticals (7.5%)
Abbott Laboratories	154,200	7,189
Bristol-Myers Squibb Co.	447,900	11,404
Cardinal Health, Inc.	50,100	2,796
Johnson & Johnson	188,300	12,646
MedImmune, Inc. (a)	246,100	5,860
Merck & Co., Inc.	436,800	14,139
Schering-Plough Corp.	323,900	5,879
Wyeth	250,700	10,574
Primary Metal Industries (0.8%)
Alcoa, Inc.	248,600	7,555
Printing & Publishing (3.2%)
Dow Jones & Co., Inc. (b)	233,200	8,715
Gannett Co., Inc.	50,800	4,017
Knight-Ridder, Inc. (b)	77,700	5,225
New York Times Co.-Class A (b)	317,200	11,603
Radio, Television & Computer Stores (0.2%)
RadioShack Corp.	85,500	2,095
Railroads (2.1%)
Norfolk Southern Corp.	178,400	6,610
Union Pacific Corp.	184,900	12,887
Regional Mall (0.4%)
Simon Property Group, Inc.	64,032	3,879
Restaurants (0.7%)
McDonald’s Corp.	205,900	6,412
Rubber & Misc. Plastic Products (0.9%)
Newell Rubbermaid, Inc. (b)	388,600	8,526
Security & Commodity Brokers (2.7%)
American Express Co.	99,700	5,122
Charles Schwab Corp. (The)	816,100	8,577
Janus Capital Group, Inc. (b)	103,300	1,441
Morgan Stanley	181,400	10,385

Telecommunications (5.6%)
ALLTEL Corp. (b)	162,100	$8,891
AT&T Corp.	336,810	6,315
Qwest Communications International (a) (b)	1,658,100	6,135
SBC Communications, Inc.	323,874	7,673
Sprint Corp. (FON Group) (b)	453,400	10,315
TELUS Corp.	41,300	1,342
TELUS Corp. Non Voting Shares (b)	60,600	1,867
Verizon Communications, Inc.	268,642	9,537
Tobacco Products (0.6%)
UST, Inc.	113,600	5,873
Wholesale Trade Nondurable Goods (0.5%)
Unilever NV	72,200	4,916
Total Common Stocks (cost: $729,003)		889,966

	Principal	Value
SECURITY LENDING COLLATERAL (10.9%)
Debt (9.7%)
Bank Notes (1.0%)
Bank of America
2.77%, due 04/18/2005 (c)	$1,010	$1,010
2.82%, due 05/16/2005	1,010	1,010
2.54%, due 06/01/2005 (c)	1,176	1,176
2.80%, due 06/09/2005 (c)	505	505
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	2,019	2,019
3.01%, due 09/08/2005 (c)	1,514	1,514
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	505	505
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	505	505
3.05%, due 03/10/2006 (c)	505	505
Commercial Paper (2.9%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	1,009	1,010
2.69%, due 04/12/2005	1,259	1,259
CIESCO - 144A
2.68%, due 04/20/2005	279	279
Compass Securitization - 144A
2.71%, due 04/11/2005	757	757
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	757	757
Fairway Finance - 144A
2.64%, due 04/01/2005	963	963
2.75%, due 04/12/2005	807	807
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	498	498
2.77%, due 04/18/2005	1,765	1,765
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	757	757
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,761	1,761
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	3,281	3,281
2.95%, due 12/09/2005 (c)	3,180	3,180
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	757	757
2.63%, due 04/11/2005	1,262	1,262

Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	$1,743	$1,743
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	1,005	1,005
2.80%, due 04/20/2005	1,255	1,255
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	1,003	1,003
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	757	757
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	1,264	1,264
Yorktown Capital LLC
2.64%, due 04/01/2005	757	757
Euro Dollar Overnight (1.3%)
Bank of Montreal
2.60%, due 04/04/2005	6,354	6,354
BNP Paribas
2.73%, due 04/07/2005	1,262	1,262
Calyon
2.84%, due 04/01/2005	109	109
Keybank
2.84%, due 04/01/2005	1,514	1,514
Royal Bank of Scotland
2.59%, due 04/01/2005	2,781	2,781
Euro Dollar Terms (2.0%)
Bank of Montreal
2.75%, due 04/08/2005	1,262	1,262
Bank of Nova Scotia
2.70%, due 04/11/2005	1,691	1,691
2.73%, due 04/14/2005	1,262	1,262
Barclays
2.79%, due 04/25/2005	2,342	2,342
Branch Banker &Trust
2.74%, due 04/18/2005	1,262	1,262
Calyon
2.77%, due 04/21/2005	367	367
2.77%, due 04/28/2005	1,901	1,901
Citigroup
2.87%, due 06/06/2005	1,262	1,262
Fortis Bank
2.44%, due 04/14/2005	25	25
Rabobank Nederland
2.75%, due 04/27/2005	1,186	1,186
Royal Bank of Canada
2.78%, due 04/29/2005	419	419
Royal Bank of Scotland
2.75%, due 04/19/2005	1,262	1,262
Svenska Handlesbanken
2.63%, due 04/15/2005	1,262	1,262
The Bank of the West
2.79%, due 04/22/2005	252	252
Toronto Dominion Bank
2.75%, due 05/09/2005	38	38
3.01%, due 06/24/2005	5	5
UBS AG
2.81%, due 05/03/2005	523	523
Wells Fargo & Co.
2.79%, due 04/08/2005	1,262	1,262
2.78%, due 04/21/2005	1,262	1,262

Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	$178	$178
Repurchase Agreements (2.5%)
Credit Suisse First Boston Corp. 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $6,209 on 04/01/2005 (d)	6,208	6,208
Goldman Sachs Group, Inc. (The) 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $12,291 on 04/01/2005 (d)	12,290	12,290
Morgan Stanley Dean Witter & Co. 2.98%, Repurchase Agreement dated 03/31/2005 to be repurchased at $5,048 on 04/01/2005 (d)	5,047	5,047

	Shares	Value
Investment Companies (1.2%)
Money Market Funds (1.2%)
American Beacon Funds
1-day yield of 2.70%	1,514,177	$1,514
BGI Institutional Money Market Fund
1-day yield of 2.79%	6,081,923	6,082
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	616,472	617
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	1,630,450	1,630
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	1,619,679	1,620
Total Security Lending Collateral (cost: $101,677)		101,677

Total Investment Securities (cost: $834,134)		$995,938

SUMMARY:
Investments, at value	106.5%	$995,938
Liabilities in excess of other assets	(6.5)%	(61,223)
Net assets	100.0%	$934,715

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $97,638.

(c)          Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $24,017, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

(f)            Value is less than $1.

DEFINITIONS:

ADR	American Depositary Receipt
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $19,659 or 2.1% of the net assets of the Fund.

T. Rowe Price Growth Stock

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Apparel & Accessory Stores (1.0%)
Kohl’s Corp. (a)	60,900	$3,144
Apparel Products (0.3%)
Hermes International	4,600	926
Automotive (0.4%)
Harley-Davidson, Inc. (b)	19,800	1,144
Beverages (0.9%)
Coca-Cola Co. (The)	38,900	1,621
PepsiCo, Inc.	20,400	1,082
Business Services (2.3%)
Cendant Corp.	171,000	3,512
eBay, Inc. (a)	37,400	1,394
First Data Corp.	56,300	2,213
Commercial Banks (9.3%)
Anglo Irish Bank Corp. PLC	60,400	1,514
Citigroup, Inc.	230,308	10,350
Credit Suisse Group (a)	31,600	1,358
Mellon Financial Corp.	52,500	1,498
Northern Trust Corp.	41,500	1,803
State Street Corp.	121,100	5,294
UBS AG	53,400	4,512
US Bancorp	91,100	2,626
Communication (4.8%)
Comcast Corp.- Special Class A (a)	116,900	3,904
Crown Castle International Corp. (a)	103,000	1,654
EchoStar Communications Corp.-Class A (b)	57,900	1,694
Liberty Media Corp.-Class A	506,656	5,254
Viacom, Inc.-Class B	66,870	2,329
Communications Equipment (2.5%)
Corning, Inc. (a)	291,000	3,239
Nokia OYJ	101,400	1,573
QUALCOMM, Inc.	41,400	1,517
Research In Motion, Ltd. (a)	19,000	1,452
Computer & Data Processing Services (10.2%)
Adobe Systems, Inc. (b)	20,000	1,343
Affiliated Computer Services, Inc.-Class A (a) (b)	74,700	3,977
Automatic Data Processing, Inc.	41,800	1,879
Fiserv, Inc. (a)	60,400	2,404
Google, Inc.-Class A (a)	3,500	632
Intuit, Inc. (a)	42,400	1,856
Juniper Networks, Inc. (a)	54,300	1,198
Mercury Interactive Corp. (a) (b)	29,900	1,417
Microsoft Corp.	387,000	9,354
Oracle Corp. (a)	190,400	2,376
Red Hat, Inc. (a)	85,500	933
Symantec Corp. (a)	51,600	1,101
Yahoo!, Inc. (a)	94,200	3,193

Computer & Office Equipment (2.8%)
Cisco Systems, Inc. (a)	99,100	$1,773
Dell, Inc. (a)	148,500	5,705
EMC Corp. (a)	100,000	1,232
Department Stores (0.4%)
Wal-Mart de Mexico SA de CV-Class V	143,500	503
Wal-Mart de Mexico SA, Sponsored ADR (b)	21,800	764
Drug Stores & Proprietary Stores (0.9%)
Walgreen Co.	63,900	2,838
Educational Services (1.0%)
Apollo Group, Inc.-Class A (a)	42,700	3,162
Electronic & Other Electric Equipment (3.5%)
General Electric Co.	238,900	8,615
Samsung Electronics Co., Ltd.	4,430	2,191
Electronic Components & Accessories (6.4%)
Analog Devices, Inc.	84,400	3,050
ASML Holding NV (a)	109,300	1,847
Intel Corp. (b)	214,800	4,990
Maxim Integrated Products, Inc.	36,400	1,488
Texas Instruments, Inc.	39,300	1,002
Tyco International, Ltd.	160,044	5,409
Xilinx, Inc.	75,800	2,216
Fabricated Metal Products (0.6%)
Gillette Co. (The)	36,800	1,858
Hotels & Other Lodging Places (0.2%)
MGM Mirage, Inc. (a)	10,900	772
Industrial Machinery & Equipment (2.0%)
Baker Hughes, Inc.	85,000	3,782
Deere & Co.	37,100	2,491
Instruments & Related Products (1.7%)
Danaher Corp. (b)	101,000	5,394
Insurance (7.4%)
ACE, Ltd.	40,500	1,671
American International Group, Inc.	125,200	6,937
UnitedHealth Group, Inc.	91,000	8,680
WellPoint, Inc. (a)	46,500	5,829
Insurance Agents, Brokers & Service (1.5%)
Hartford Financial Services Group, Inc. (The)	52,100	3,572
Marsh & McLennan Cos., Inc.	31,800	967
Life Insurance (0.3%)
Genworth Financial, Inc.-Class A	32,000	881
Lumber & Other Building Materials (1.3%)
Home Depot, Inc. (The)	87,700	3,354
Kingfisher PLC	135,300	738
Management Services (1.3%)
Accenture, Ltd.-Class A (a)	166,700	4,026
Manufacturing Industries (0.9%)
International Game Technology	103,300	2,754
Medical Instruments & Supplies (1.9%)
Biomet, Inc.	38,900	1,412
Medtronic, Inc.	63,100	3,215
Stryker Corp.	31,200	1,392
Metal Mining (1.8%)
BHP Billiton, Ltd.	233,800	3,231
Rio Tinto PLC	73,700	2,382
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp.	23,700	769
Motion Pictures (2.1%)
News Corp., Inc.-Class A	213,700	3,616
Time Warner, Inc. (a)	165,600	2,906

Oil & Gas Extraction (1.2%)
Schlumberger, Ltd.	52,400	$3,693
Personal Credit Institutions (1.0%)
SLM Corp.	60,600	3,020
Petroleum Refining (2.3%)
ChevronTexaco Corp.	55,900	3,260
Exxon Mobil Corp.	66,690	3,975
Pharmaceuticals (5.7%)
Amgen, Inc. (a)	66,700	3,883
Biogen Idec, Inc. (a) (b)	11,900	411
Elan Corp. PLC-ADR (a) (b)	40,600	132
Forest Laboratories, Inc. (a)	11,000	406
Genentech, Inc. (a)	24,400	1,381
Gilead Sciences, Inc. (a)	69,200	2,477
Johnson & Johnson	49,400	3,318
Pfizer, Inc.	97,395	2,559
Teva Pharmaceutical Industries, Ltd.-ADR	46,300	1,435
Wyeth	44,700	1,885
Primary Metal Industries (0.2%)
Nucor Corp.	9,400	541
Printing & Publishing (0.6%)
Scripps (E.W.) Co. (The) (b)	35,600	1,735
Radio & Television Broadcasting (1.1%)
IAC/InterActive Corp. (a) (b)	69,600	1,550
Univision Communications, Inc.-Class A (a) (b)	64,100	1,775
Radio, Television & Computer Stores (1.0%)
Best Buy Co., Inc.	55,200	2,981
Restaurants (0.3%)
Compass Group PLC	173,200	790
Retail Trade (0.4%)
Petsmart, Inc. (b)	47,100	1,354
Security & Commodity Brokers (3.7%)
American Express Co.	73,000	3,750
Ameritrade Holding Corp. (a) (b)	157,000	1,603
Charles Schwab Corp. (The)	141,400	1,486
Goldman Sachs Group, Inc. (The)	15,200	1,672
Merrill Lynch & Co., Inc.	54,800	3,102
Shoe Stores (0.5%)
Inditex SA	52,200	1,562
Telecommunications (3.2%)
America Movil SA de CV-Class L-ADR (b)	29,400	1,517
Nextel Communications, Inc.-Class A (a)	76,200	2,166
Sprint Corp. (FON Group) (b)	89,900	2,045
TELUS Corp.	23,700	770
TELUS Corp. Non Voting Shares (b)	21,700	669
Vodafone Group PLC	661,204	1,755
Vodafone Group PLC-ADR	40,000	1,062
Trucking & Warehousing (0.5%)
United Parcel Service, Inc.-Class B	23,100	1,680
Variety Stores (4.1%)
Family Dollar Stores, Inc.	45,200	1,372
Target Corp.	91,500	4,577
Wal-Mart Stores, Inc.	138,500	6,940
Water Transportation (1.2%)
Carnival Corp.	69,500	3,601
Wholesale Trade Nondurable Goods (0.7%)
SYSCO Corp. (b)	60,100	2,152
Total Common Stocks (cost: $262,670)		303,726

	Principal	Value
SECURITY LENDING COLLATERAL (9.3%)
Debt (8.2%)
Bank Notes (0.8%)
Bank of America
2.77%, due 04/18/2005 (c)	$287	$287
2.82%, due 05/16/2005	287	287
2.54%, due 06/01/2005 (c)	335	335
2.80%, due 06/09/2005 (c)	144	144
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	574	574
3.01%, due 09/08/2005 (c)	431	431
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	144	144
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	144	144
3.05%, due 03/10/2006 (c)	144	144
Commercial Paper (2.5%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	287	287
2.69%, due 04/12/2005	358	358
CIESCO - 144A
2.68%, due 04/20/2005	79	79
Compass Securitization - 144A
2.71%, due 04/11/2005	215	215
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	215	215
Fairway Finance - 144A
2.64%, due 04/01/2005	274	274
2.75%, due 04/12/2005	230	230
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	142	142
2.77%, due 04/18/2005	502	502
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	215	215
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	501	501
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	933	933
2.95%, due 12/09/2005 (c)	905	905
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	215	215
2.63%, due 04/11/2005	359	359
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	496	496
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	286	286
2.80%, due 04/20/2005	357	357
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	286	286
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	215	215
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	360	360
Yorktown Capital LLC
2.64%, due 04/01/2005	215	215

Euro Dollar Overnight (1.1%)
Bank of Montreal
2.60%, due 04/04/2005	$1,808	$1,808
BNP Paribas
2.73%, due 04/07/2005	359	359
Calyon
2.84%, due 04/01/2005	31	31
Keybank
2.84%, due 04/01/2005	431	431
Royal Bank of Scotland
2.59%, due 04/01/2005	791	791
Euro Dollar Terms (1.7%)
Bank of Montreal
2.75%, due 04/08/2005	359	359
Bank of Nova Scotia
2.70%, due 04/11/2005	481	481
2.73%, due 04/14/2005	359	359
Barclays
2.79%, due 04/25/2005	666	666
Branch Banker &Trust
2.74%, due 04/18/2005	359	359
Calyon
2.77%, due 04/21/2005	105	105
2.77%, due 04/28/2005	541	541
Citigroup
2.87%, due 06/06/2005	359	359
Fortis Bank
2.44%, due 04/14/2005	7	7
Rabobank Nederland
2.75%, due 04/27/2005	337	337
Royal Bank of Canada
2.78%, due 04/29/2005	119	119
Royal Bank of Scotland
2.75%, due 04/19/2005	359	359
Svenska Handlesbanken
2.63%, due 04/15/2005	359	359
The Bank of the West
2.79%, due 04/22/2005	72	72
Toronto Dominion Bank
2.75%, due 05/09/2005	11	11
3.01%, due 06/24/2005	2	2
UBS AG
2.81%, due 05/03/2005	149	149
Wells Fargo & Co.
2.79%, due 04/08/2005	359	359
2.78%, due 04/21/2005	359	359
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	51	51
Repurchase Agreements (2.1%)(d)
Credit Suisse First Boston Corp. 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $1,766 on 04/01/2005	1,766	1,766
Goldman Sachs Group, Inc. (The) 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $3,497 on 04/01/2005	3,497	3,497
Morgan Stanley Dean Witter & Co. 2.98%, Repurchase Agreement dated 03/31/2005 to be repurchased at $1,436 on 04/01/2005	1,436	1,436

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American Beacon Funds
1-day yield of 2.70%	430,797	$431
BGI Institutional Money Market Fund
1-day yield of 2.79%	1,730,360	1,730
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	175,392	175
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	463,877	464
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	460,812	461
Total Security Lending Collateral (cost: $28,928)		28,928

Total Investment Securities (cost: $291,598)		$332,654

SUMMARY:
Investments, at value	106.9%	$332,654
Liabilities in excess of other assets	(6.9)%	(21,406)
Net assets	100.0%	$311,248

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No dividends were paid during the preceding twelve months.
(b) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $27,957.
(c) Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)   Cash collateral for the Repurchase Agreements, valued at $6,833, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
ADR	American Depositary Receipt
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $5,592 or 1.8% of the net assets of the Fund.

T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.0%)
Wholesale Trade Durable Goods (0.0%)
Timco Aviation Services, Inc.
8.00%, due 01/02/2007	$—	$—	(a)
Total Corporate Debt Securities (cost: $0)		—

	Shares	Value
COMMON STOCKS (98.2%)
Air Transportation (1.5%)
Airtran Holdings, Inc. (b) (c)	50,600	458
Frontier Airlines, Inc. (b)	108,600	1,138
JetBlue Airways Corp. (b) (c)	9,200	175
Skywest, Inc. (c)	125,200	2,327
Amusement & Recreation Services (1.2%)
Alliance Gaming Corp. (b) (c)	34,400	330
International Speedway Corp.-Class A	4,100	222
Station Casinos, Inc.	41,300	2,790
Apparel & Accessory Stores (2.6%)
AnnTaylor Stores Corp. (b) (c)	475	12
Christopher & Banks Corp.	75,300	1,325
HOT Topic, Inc. (b) (c)	66,200	1,446
Pacific Sunwear of California, Inc. (b)	61,893	1,732
Ross Stores, Inc.	37,700	1,099
Talbots, Inc.	14,400	460
Urban Outfitters, Inc. (b)	25,700	1,233
Apparel Products (0.3%)
Gymboree Corp. (b)	36,500	458
Quiksilver, Inc. (b)	13,800	401
Auto Repair, Services & Parking (0.4%)
Dollar Thrifty Automotive Group (b)	37,700	1,236
Automotive (1.0%)
Group 1 Automotive, Inc. (b)	20,500	539
Oshkosh Truck Corp.	28,100	2,304
Automotive Dealers & Service Stations (0.8%)
O’Reilly Automotive, Inc. (b)	38,400	1,902
Sonic Automotive, Inc.	11,700	266
Beverages (0.1%)
Boston Beer Co., Inc.-Class A (b)	11,700	256
Business Services (3.5%)
ChoicePoint, Inc. (b)	42,400	1,701
Computer Programs & Systems, Inc.	96,900	2,721
Forrester Research, Inc. (b)	18,600	262
Getty Images, Inc. (b) (c)	20,700	1,472
Iron Mountain, Inc. (b) (c)	48,950	1,412
Jupitermedia Corp. (b)	89,700	1,391
MoneyGram International, Inc.	17,800	336
Rent-A-Center, Inc. (b)	11,750	321
SupportSoft, Inc. (b)	64,000	338
Commercial Banks (2.7%)
Boston Private Financial Holdings, Inc. (c)	50,900	1,209
CapitalSource, Inc. (b) (c)	5,900	136
East-West Bancorp, Inc.	30,100	1,111
Investors Financial Services Corp. (d)	42,100	2,059
Silicon Valley Bancshares (b)	19,700	868
Southwest Bancorp of Texas, Inc.	37,700	692
UCBH Holdings, Inc. (c)	40,700	1,624
Communication (0.6%)
Global Payments, Inc.	21,860	1,410
Insight Communications Co., Inc. (b) (c)	14,100	167

Communications Equipment (1.5%)
Concord Communications, Inc. (b)	16,300	$165
Inter-Tel, Inc.	58,500	1,433
Plantronics, Inc.	46,900	1,786
Polycom, Inc. (b)	28,112	476
Powerwave Technologies, Inc. (b) (c)	37,800	293
Computer & Data Processing Services (10.1%)
Activision, Inc. (b)	101,733	1,506
Actuate Corp. (b)	126,500	304
Agile Software Corp. (b)	131,800	959
Avocent Corp. (b)	7,850	201
Borland Software Corp. (b)	75,300	611
CACI International, Inc.-Class A (b)	26,400	1,458
CNET Networks, Inc. (b) (c)	68,300	645
Cognex Corp.	27,000	672
Cognizant Technology Solutions Corp. (b)	28,700	1,326
Digital Insight Corp. (b)	71,600	1,174
Earthlink, Inc. (b)	20,000	180
F5 Networks, Inc. (b)	26,300	1,328
Factset Research Systems, Inc. (c)	22,650	748
Fair Isaac Corp. (c)	49,734	1,713
Hyperion Solutions Corp. (b)	41,800	1,844
Informatica Corp. (b)	117,300	970
Inforte Corp. (b)	207,200	1,119
Jack Henry & Associates, Inc.	37,700	678
Macromedia, Inc. (b) (c)	30,100	1,008
Magma Design Automation, Inc. (b)	54,900	652
MatrixOne, Inc. (b)	113,000	539
Mercury Interactive Corp. (b)	3,800	180
National Instruments Corp. (c)	5,500	149
Open Solutions, Inc. (b) (c)	6,000	119
Open Text Corp. (b) (c)	64,000	1,155
Packeteer, Inc. (b)	64,000	985
Radiant Systems, Inc. (b)	45,950	450
Red Hat, Inc. (b) (c)	51,400	561
RightNow Technologies, Inc. (b)	11,100	136
RSA Security, Inc. (b)	34,400	545
Serena Software, Inc. (b)	46,700	1,110
SkillSoft PLC- ADR (b)	20,500	75
SRA International, Inc.-Class A (b)	34,700	2,091
Websense, Inc. (b) (c)	21,800	1,173
Computer & Office Equipment (1.6%)
Maxtor Corp. (b)	156,400	832
Sandisk Corp. (b)	38,800	1,079
ScanSource, Inc. (b)	9,200	477
Zebra Technologies Corp.-Class A (b)	43,625	2,072
Construction (0.6%)
Insituform Technologies, Inc.-Class A(b) (c)	26,400	383
MDC Holdings, Inc.	20,195	1,407
Drug Stores & Proprietary Stores (0.1%)
Drugstore.Com, Inc. (b)	116,500	301
Educational Services (1.8%)
Apollo Group, Inc.-Class A (b)	9,288	688
Corinthian Colleges, Inc. (b) (c)	29,200	459
DeVry, Inc. (b)	29,400	556
Education Management Corp. (b)	63,700	1,780
ITT Educational Services, Inc. (b) (c)	35,200	1,707
Electrical Goods (0.4%)
Hughes Supply, Inc.	34,800	1,035
Electronic & Other Electric Equipment (1.2%)
Aeroflex, Inc. (b)	173,300	1,617
Digital Theater Systems, Inc. (b)	50,700	918
Harman International Industries, Inc. (b)	7,000	619
SBS Technologies, Inc. (b)	25,500	284
Electronic Components & Accessories (6.2%)
Advanced Energy Industries, Inc. (b)	167,800	1,623
AMIS Holdings, Inc. (b)	33,900	383
ATMI, Inc. (b)	28,300	709
Cymer, Inc. (b) (c)	57,900	1,550

Dolby Laboratories, Inc.-Class A (b)	21,800	$512
Exar Corp. (b)	31,800	426
Integrated Circuit Systems, Inc. (b) (c)	41,400	792
Integrated Silicon Solutions, Inc. (b) (c)	89,300	598
Intersil Corp.-Class A	65,560	1,135
Lattice Semiconductor Corp. (b)	43,700	235
Mercury Computer Systems, Inc. (b)	40,200	1,109
Micrel, Inc. (b)	26,700	246
Microchip Technology, Inc.	6,637	173
Omnivision Technologies, Inc. (b) (c)	84,700	1,283
Pericom Semiconductor Corp. (b)	47,100	404
Plexus Corp. (b)	10,400	120
Semtech Corp. (b)	49,000	876
Silicon Storage Technology, Inc. (b)	80,200	298
Skyworks Solutions, Inc. (b)	40,300	256
Tessera Technologies, Inc. (b) (c)	14,500	627
Trident Microsystems, Inc. (b)	14,200	251
Triquint Semiconductor, Inc. (b)	28,561	97
TTM Technologies, Inc. (b)	137,100	1,434
Varian Semiconductor Equipment Associates, Inc. (b)	37,700	1,433
Zoran Corp. (b)	81,682	845
Engineering & Management Services (0.7%)
MTC Technologies, Inc. (b)	56,300	1,830
Environmental Services (0.9%)
Stericycle, Inc. (b)	28,600	1,264
Waste Connections, Inc. (b)	39,550	1,374
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc.	22,600	698
Food & Kindred Products (0.1%)
Peet’s Coffee & Tea, Inc. (b) (c)	11,500	283
Food Stores (0.2%)
Whole Foods Market, Inc.	5,400	551
Furniture & Home Furnishings Stores (0.3%)
Williams-Sonoma, Inc. (b) (c)	26,600	978
Health Services (5.6%)
Amedisys, Inc. (b)	8,800	266
Amsurg Corp. (b)	8,700	220
Community Health Systems, Inc. (b)	20,800	726
Coventry Health Care, Inc. (b)	36,700	2,501
DaVita, Inc. (b)	48,400	2,026
Gentiva Health Services, Inc. (b)	66,200	1,071
Human Genome Sciences, Inc. (b)	28,400	262
LCA-Vision, Inc.	10,800	360
LifePoint Hospitals, Inc. (b) (c)	22,900	1,004
Manor Care, Inc. (c)	24,400	887
Matria Healthcare, Inc. (b) (c)	22,050	677
Omnicare, Inc.	46,900	1,663
Renal Care Group, Inc. (b)	19,200	728
Symbion, Inc. (b) (c)	49,000	1,047
Triad Hospitals, Inc. (b)	15,100	756
United Surgical Partners International, Inc. (b)	34,000	1,556
Holding & Other Investment Offices (0.7%)
Affiliated Managers Group (b) (c)	23,100	1,433
First Marblehead Corp. (The) (b) (c)	11,100	639
Hotels & Other Lodging Places (0.1%)
Great Wolf Resorts, Inc. (b)	7,200	180
Industrial Machinery & Equipment (2.8%)
Actuant Corp.-Class A (b)	20,200	907
Axcelis Technologies, Inc. (b)	92,200	673
Brooks Automation, Inc. (b)	26,800	407
Engineered Support Systems, Inc. (c)	48,000	2,569
Entegris, Inc. (b)	55,600	550
FMC Technologies, Inc. (b)	15,700	521
National-Oilwell, Inc. (b)	30,038	1,403
Oil States International, Inc. (b)	45,200	929
Instruments & Related Products (3.2%)
Anaren, Inc. (b)	35,800	434
August Technology Corp. (b)	18,100	212
Cohu, Inc. (b)	26,500	423

Cyberoptics Corp. (b)	148,600	$1,855
Dionex Corp. (b)	9,450	515
Flir Systems, Inc. (b)	60,600	1,836
Fossil, Inc. (b)	61,412	1,592
Herley Industries, Inc. (b)	10,200	175
II-VI, Inc. (b)	22,000	384
Mine Safety Appliances Co.	10,100	391
Orbotech, Ltd. (b)	18,600	407
Pinnacle Systems, Inc. (b)	22,300	125
Rudolph Technologies, Inc. (b) (c)	9,300	140
Varian, Inc. (b)	14,600	553
Insurance (2.1%)
Max Reinsurance Capital, Ltd.	39,600	932
RenaissanceRe Holdings, Ltd.	20,000	934
Stancorp Financial Group, Inc.	15,100	1,280
Triad Guaranty, Inc. (b)	19,900	1,047
WellChoice, Inc. (b)	30,100	1,605
Insurance Agents, Brokers & Service (0.3%)
Brown & Brown, Inc. (c)	17,300	797
Leather & Leather Products (0.3%)
Timberland Co.-Class A (b) (c)	11,300	801
Management Services (1.8%)
Corporate Executive Board Co.	49,300	3,153
Resources Connection, Inc. (b) (c)	90,400	1,892
Manufacturing Industries (0.4%)
Daktronics, Inc. (b)	23,600	511
RC2 Corp. (b)	4,900	167
Shuffle Master, Inc. (b) (c)	18,450	534
Medical Instruments & Supplies (5.4%)
Advanced Neuromodulation Systems, Inc. (b) (c)	26,400	708
Aspect Medical Systems, Inc. (b)	29,000	626
Coherent, Inc. (b)	17,200	581
DENTSPLY International, Inc.	26,400	1,436
ICU Medical, Inc. (b) (c)	36,900	1,310
Inamed Corp. (b)	27,150	1,897
Integra LifeSciences Holdings Corp. (b)	20,400	718
Kyphon, Inc. (b)	10,600	267
Mentor Corp.	17,900	575
Merit Medical Systems, Inc. (b)	14,500	174
Respironics, Inc. (b)	35,000	2,039
Steris Corp. (b)	81,600	2,060
Techne Corp. (b) (c)	30,100	1,209
Thoratec Corp. (b) (c)	88,500	1,081
Wright Medical Group, Inc. (b)	17,000	408
Motion Pictures (1.4%)
Avid Technology, Inc. (b)	48,800	2,641
Macrovision Corp. (b)	60,300	1,374
Oil & Gas Extraction (4.7%)
Atwood Oceanics, Inc. (b)	8,800	586
Bill Barrett Corp. (b)	9,500	275
Cabot Oil & Gas Corp.	26,400	1,456
CAL Dive International, Inc. (b)	45,200	2,048
Comstock Resources, Inc. (b)	76,500	2,199
Forest Oil Corp. (b) (c)	9,100	369
Global Industries, Ltd. (b)	38,300	360
Grey Wolf, Inc. (b)	99,900	657
Helmerich & Payne, Inc.	10,000	397
Patterson-UTI Energy, Inc.	51,500	1,289
Spinnaker Exploration Co. (b)	30,100	1,069
Stone Energy Corp. (b)	20,700	1,005
Unit Corp. (b)	33,100	1,495
Personal Services (0.2%)
Jackson Hewitt Tax Service, Inc.	20,300	425
Pharmaceuticals (6.1%)
Abgenix, Inc. (b)	43,500	304
Alkermes, Inc. (b) (c)	24,400	253
Andrx Corp. (b)	39,700	900
Bradley Pharmaceuticals, Inc. (b) (c)	17,900	171
Celgene Corp. (b) (c)	16,500	562

Cephalon, Inc. (b) (c)	16,414	$769
Charles River Laboratories International, Inc. (b)	33,900	1,595
D&K Healthcare Resources, Inc.	37,700	316
Digene Corp. (b) (c)	64,900	1,347
Henry Schein, Inc. (b)	10,600	380
ICOS Corp. (b) (c)	12,400	278
Idexx Laboratories, Inc. (b) (c)	7,000	379
Invitrogen Corp. (b)	23,000	1,592
Martek Biosciences Corp. (b) (c)	31,900	1,856
Medicis Pharmaceutical Corp.-Class A (c)	48,700	1,460
Neurocrine Biosciences, Inc. (b)	26,400	1,005
Noven Pharmaceuticals, Inc. (b)	64,000	1,085
Par Pharmaceutical Cos., Inc. (b)	9,300	311
Priority Healthcare Corp.-Class B (b)	17,500	379
Protein Design Labs, Inc. (b) (c)	101,800	1,628
Taro Pharmaceuticals Industries(b) (c)	19,600	619
Vertex Pharmaceuticals, Inc. (b) (c)	9,850	92
Primary Metal Industries (0.6%)
Lone Star Technologies, Inc. (b)	3,300	130
Maverick Tube Corp. (b)	27,300	888
Steel Dynamics, Inc.	22,600	779
Printing & Publishing (0.5%)
Scholastic Corp. (b)	26,100	963
Valassis Communications, Inc. (b)	11,300	395
Radio & Television Broadcasting (1.6%)
COX Radio, Inc.-Class A (b)	34,200	575
Emmis Communications Corp.-Class A (b)	51,400	988
Entercom Communications Corp. (b)	21,100	749
Radio One, Inc.-Class D (b)	79,600	1,174
Regent Communications, Inc. (b) (c)	78,200	418
Spanish Broadcasting System, Inc.-Class A (b)	58,800	603
Radio, Television & Computer Stores (0.3%)
GameStop Corp.-Class A (b) (c)	36,400	807
Research & Testing Services (1.8%)
Advisory Board Co. (The) (b)	77,500	3,387
Incyte Corp. (b)	21,000	143
Pharmaceutical Product Development, Inc. (b)	34,200	1,657
Residential Building Construction (0.7%)
Toll Brothers, Inc. (b)	23,900	1,884
Restaurants (2.8%)
BJ’s Restaurants, Inc. (b)	11,300	219
CEC Entertainment, Inc. (b) (c)	39,400	1,442
Cheesecake Factory (The) (b) (c)	33,200	1,177
PF Chang’s China Bistro, Inc. (b) (c)	32,200	1,926
Rare Hospitality International, Inc. (b)	55,375	1,710
Sonic Corp. (b)	41,962	1,402
Retail Trade (2.5%)
AC Moore Arts & Crafts, Inc. (b) (c)	60,900	1,624
Coldwater Creek, Inc. (b)	24,400	451
Dollar Tree Stores, Inc. (b) (c)	13,650	392
Hibbett Sporting Goods, Inc. (b)	18,300	550
Marvel Enterprises, Inc. (b) (c)	68,300	1,366
Michaels Stores, Inc.	44,000	1,597
Petsmart, Inc. (c)	40,200	1,156
Savings Institutions (0.1%)
IndyMac Bancorp, Inc.	10,700	364
Security & Commodity Brokers (1.1%)
Eaton Vance Corp.	37,600	881
Greenhill & Co., Inc.	1,300	47
Legg Mason, Inc.	10,400	813
Raymond James Financial, Inc.	37,700	1,142
Waddell & Reed Financial, Inc.-Class A	14,650	289
Social Services (0.7%)
Bright Horizons Family Solutions, Inc. (b)	61,200	2,065
Stone, Clay & Glass Products (0.5%)
Gentex Corp. (c)	45,200	1,442
Telecommunications (2.1%)
Adtran, Inc. (c)	58,300	1,028
Alamosa Holdings, Inc. (b) (c)	10,700	125

Nextel Partners, Inc.-Class A (b)	141,500	$3,107
NII Holdings, Inc.-Class B (b) (c)	14,700	845
Novatel Wireless, Inc. (b) (c)	9,500	102
Ubiquitel, Inc. (b)	20,300	136
Wireless Facilities, Inc. (b)	69,100	432
Transportation & Public Utilities (0.9%)
UTI Worldwide, Inc. (c)	36,900	2,563
Transportation Equipment (0.2%)
Thor Industries, Inc.	18,800	562
Trucking & Warehousing (1.0%)
Forward Air Corp.	18,800	800
Old Dominion Freight Line, Inc. (b)	32,750	1,020
US Xpress Enterprises, Inc.-Class A (b)	18,200	298
Werner Enterprises, Inc. (b)	40,600	789
Variety Stores (0.5%)
Family Dollar Stores, Inc.	7,500	228
Fred’s, Inc. (c)	64,750	1,112
Wholesale Trade Durable Goods (2.9%)
Conceptus, Inc. (b) (c)	18,000	140
Cytyc Corp. (b)	51,400	1,183
Insight Enterprises, Inc. (b)	69,600	1,222
Patterson Cos., Inc. (b) (c)	34,700	1,733
Reliance Steel & Aluminum Co.	14,400	576
SCP Pool Corp. (c)	55,287	1,761
Symyx Technologies, Inc. (b)	52,400	1,155
Timco Aviation Services, Inc. Warrants, Expires 2/28/2007(b)	117	—	(a)
West Marine, Inc. (b) (c)	18,400	391
Wholesale Trade Nondurable Goods (1.6%)
Performance Food Group Co. (b)	16,600	459
SunOpta, Inc. (b) (c)	291,600	1,487
Tractor Supply Co. (b)	22,600	986
United Natural Foods, Inc. (b)	55,300	1,583
Total Common Stocks (cost: $238,311)		276,552

	Principal	Value
SECURITY LENDING COLLATERAL (22.8%)
Debt (20.2%)
Bank Notes (2.0%)
Bank of America
2.77%, due 04/18/2005(e)	$637	$637
2.82%, due 05/16/2005	637	637
2.54%, due 06/01/2005(e)	742	742
2.80%, due 06/09/2005(e)	319	319
Bear Stearns & Co.
3.01%, due 06/02/2005(e)	1,275	1,275
3.01%, due 09/08/2005(e)	956	956
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005(e)	319	319
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005(e)	319	319
3.05%, due 03/10/2006(e)	319	319
Commercial Paper (6.0%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	637	637
2.69%, due 04/12/2005	795	795
CIESCO - 144A
2.68%, due 04/20/2005	176	176
Compass Securitization - 144A
2.71%, due 04/11/2005	478	478
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	478	478
Fairway Finance - 144A
2.64%, due 04/01/2005	608	608
2.75%, due 04/12/2005	509	509
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	315	315
2.77%, due 04/18/2005	1,114	1,114
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005(e)	478	478

Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	$1,112	$1,112
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005(e)	2,071	2,071
2.95%, due 12/09/2005(e)	2,008	2,008
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	478	478
2.63%, due 04/11/2005	796	796
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,100	1,100
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	635	635
2.80%, due 04/20/2005	793	793
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	633	633
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	478	478
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	798	798
Yorktown Capital LLC
2.64%, due 04/01/2005	478	478
Euro Dollar Overnight (2.7%)
Bank of Montreal
2.60%, due 04/04/2005	4,012	4,012
BNP Paribas
2.73%, due 04/07/2005	797	797
Calyon
2.84%, due 04/01/2005	69	69
Keybank
2.84%, due 04/01/2005	956	956
Royal Bank of Scotland
2.59%, due 04/01/2005	1,756	1,756
Euro Dollar Terms (4.2%)
Bank of Montreal
2.75%, due 04/08/2005	797	797
Bank of Nova Scotia
2.70%, due 04/11/2005	1,068	1,068
2.73%, due 04/14/2005	797	797
Barclays
2.79%, due 04/25/2005	1,478	1,478
Branch Banker &Trust
2.74%, due 04/18/2005	797	797
Calyon
2.77%, due 04/21/2005	232	232
2.77%, due 04/28/2005	1,200	1,200
Citigroup
2.87%, due 06/06/2005	797	797
Fortis Bank
2.44%, due 04/14/2005	16	16
Rabobank Nederland
2.75%, due 04/27/2005	749	749
Royal Bank of Canada
2.78%, due 04/29/2005	265	265
Royal Bank of Scotland
2.75%, due 04/19/2005	797	797
Svenska Handlesbanken
2.63%, due 04/15/2005	797	797
The Bank of the West
2.79%, due 04/22/2005	159	159
Toronto Dominion Bank
2.75%, due 05/09/2005	24	24
3.01%, due 06/24/2005	3	3
UBS AG
2.81%, due 05/03/2005	330	330

Wells Fargo & Co.
2.79%, due 04/08/2005	$797	$797
2.78%, due 04/21/2005	797	797
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	112	112
Repurchase Agreements (5.3%) (f)
Credit Suisse First Boston Corp. 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $3,920 on 04/01/2005	3,920	3,920
Goldman Sachs Group, Inc. (The) 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $7,761 on 04/01/2005	7,760	7,760
Morgan Stanley Dean Witter & Co. 2.98%, Repurchase Agreement dated 03/31/2005 to be repurchased at $3,187 on 04/01/2005	3,187	3,187

	Shares	Value
Investment Companies (2.6%)
Money Market Funds (2.6%)
American Beacon Funds
1-day yield of 2.70%	956,034	$956
BGI Institutional Money Market Fund
1-day yield of 2.79%	3,840,057	3,840
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	389,233	389
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	1,029,447	1,029
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (g)	1,022,646	1,023
Total Security Lending Collateral (cost: $64,197)		64,197

Total Investment Securities (cost: $302,508)		$340,749

SUMMARY:
Investments, at value	121.0%	$340,749
Liabilities in excess of other assets	(21.0)%	(59,237)
Net assets	100.0%	$281,512

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Value is less than $1.
(b) No dividends were paid during the preceding twelve months.
(c) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $61,492.
(d) Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.
(e) Floating or variable rate note. Rate is listed as of March 31, 2005.

(f)            Cash collateral for the Repurchase Agreements, valued at $15,164, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(g) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $12,411 or 4.4% of the net assets of the Fund.

ADR American Depositary Receipt

Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Australia (1.7%)
Alumina, Ltd.	459,140	$2,092
AMP, Ltd.	588,720	3,224
BHP Billiton, Ltd.	126,650	1,750
National Australia Bank, Ltd.	156,020	3,421
Brazil (0.7%)
Cia Vale do Rio Doce -ADR	82,060	2,594
Empresa Brasileira de Aeronautica SA-ADR (a)	48,100	1,506
Canada (1.0%)
Alcan, Inc.	69,770	2,652
BCE, Inc.	138,570	3,463
Cayman Islands (0.9%)
ACE, Ltd. (a)	64,140	2,647
XL Capital, Ltd.-Class A (a)	37,560	2,718
Denmark (1.5%)
ISS A/S (b)	60,260	4,898
Vestas Wind Systems A/S (a) (b)	289,813	4,186
Finland (1.0%)
Stora Enso Oyj-Class R (a)	164,190	2,306
UPM-Kymmene Oyj (a)	181,140	4,017
France (3.8%)
Accor SA	56,500	2,767
AXA	138,310	3,686
Michelin (C.G.D.E.)-Class B	58,710	3,860
Sanofi-Aventis	48,145	4,062
Suez SA-ADR (a)	133,430	3,600
Total SA	12,597	2,949
Valeo SA	47,140	2,099
Germany (2.6%)
BASF AG-Sponsored ADR (a)	45,100	3,182
Bayer AG-Sponsored ADR (a)	44,960	1,488
Deutsche Post AG	195,740	4,780
E.ON AG-Sponsored ADR	152,430	4,382
Volkswagen AG-Sponsored ADR (a)	215,040	2,052
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd.	304,000	2,699
Hutchison Whampoa, Ltd.	220,000	1,869
Israel (0.4%)
Check Point Software Technologies, Ltd. (b)	120,465	2,619
Italy (1.2%)
ENI SpA-Sponsored ADR	35,300	4,595
Riunione Adriatica di Sicurta SpA	108,080	2,544
Japan (4.3%)
East Japan Railway Co.	467	2,510
Hitachi, Ltd.	568,000	3,530
KDDI Corp.	454	2,249
Nintendo Co., Ltd.	34,900	3,810
Nippon Telegraph & Telephone Corp.	700	3,063
Nomura Holdings, Inc.	119,000	1,666
Sompo Japan Insurance, Inc.	294,000	3,070
Sony Corp.-ADR (a)	85,570	3,425
Takeda Pharmaceutical Co., Ltd.	63,300	3,018
Mexico (0.5%)
Telefonos de Mexico SA de CV-Class L-ADR	88,010	3,039

Netherlands (2.6%)
Akzo Nobel NV-Sponsored ADR	79,320	$3,647
IHC Caland NV	4,300	273
ING Groep NV	110,910	3,351
ING Groep NV-Sponsored ADR (a)	12,700	384
Koninklijke Philips Electronics NV (a)	125,790	3,467
Reed Elsevier NV (a)	286,840	4,326
Norway (0.6%)
Telenor ASA	418,250	3,766
Portugal (0.6%)
Portugal Telecom SGPS SA	330,850	3,879
Singapore (0.6%)
DBS Group Holdings, Ltd.	355,000	3,205
DBS Group Holdings, Ltd.-Sponsored ADR	6,090	220
South Korea (2.9%)
Kookmin Bank-ADR (a)	60,300	2,692
Korea Electric Power Corp.-Sponsored ADR (a)	161,660	2,173
KT Corp.-ADR (a)	148,795	3,171
Samsung Electronics Co., Ltd. -GDR	20,680	5,118
Samsung Electronics Co., Ltd. -GDR, 144A	6,170	1,527
SK Telecom Co., Ltd.-Sponsored ADR (a)	136,485	2,692
Spain (2.2%)
Banco Santander Central Hispano SA	310,340	3,779
Iberdrola SA	61,750	1,616
Repsol YPF SA	177,080	4,690
Telefonica SA	180,300	3,143
Sweden (3.5%)
Atlas Copco AB-Class A (a)	89,950	4,314
Electrolux AB-Class B (a)	100,200	2,335
Nordic Baltic Holding-FDR (b)	480,490	4,867
Securitas AB-Class B (a)	275,450	4,410
Svenska Cellulosa AB-Class B (a)	70,950	2,679
Volvo AB-Class B (a)	62,990	2,789
Switzerland (2.9%)
Lonza Group AG (b)	56,400	3,454
Nestle SA-Sponsored ADR	55,340	3,799
Novartis AG-ADR	82,350	3,852
Swiss Reinsurance	48,960	3,508
UBS AG	34,130	2,884
UBS AG (Foreign Registered)	3,680	311
Taiwan (0.5%)
Chunghwa Telecom Co., Ltd.-ADR	154,320	3,270
United Kingdom (11.2%)
Alliance Unichem PLC	286,300	4,183
BAE Systems PLC	751,140	3,682
Boots Group PLC	240,270	2,830
BP PLC-ADR	67,900	4,237
British Airways PLC (b)	359,840	1,795
British Sky Broadcasting PLC	338,890	3,716
Cadbury Schweppes PLC	382,610	3,834
Compass Group PLC	929,970	4,242
GlaxoSmithKline PLC	174,927	4,008
HSBC Holdings PLC	170,292	2,693
HSBC Holdings PLC-Sponsored ADR (a)	2,840	226
National Grid Transco PLC	365,790	3,388
Pearson PLC	230,180	2,805
Rentokil Initial PLC	958,370	2,933
Rolls-Royce Group PLC (b)	562,460	2,592
Royal Bank of Scotland Group PLC	95,490	3,038
Shell Transport & Trading Co. PLC	463,930	4,163
Smiths Group PLC	258,600	4,160
Standard Chartered PLC	159,310	2,865
Unilever PLC	283,369	2,800
Vodafone Group PLC	1,376,180	3,652
United States (50.7%)
3M Co.	150,100	12,862
Abbott Laboratories	100,000	4,662
Advanced Neuromodulation Systems, Inc. (a) (b)	128,800	3,453
AFLAC, Inc.	220,000	8,197

American Express Co.	203,700	$10,464
American International Group, Inc.	118,050	6,541
Amgen, Inc. (b)	98,150	5,713
Cintas Corp. (a)	96,500	3,986
Citigroup, Inc.	257,300	11,563
Colgate-Palmolive Co.	90,000	4,695
Danaher Corp. (a)	98,790	5,276
Dell, Inc. (b)	177,700	6,827
Donaldson Co., Inc.	223,600	7,218
eBay, Inc. (b)	190,000	7,079
Ecolab, Inc. (a)	97,900	3,236
EMC Corp. (b)	509,800	6,281
Emerson Electric Co.	158,500	10,291
First Data Corp.	156,800	6,164
Genentech, Inc. (b)	66,300	3,753
General Electric Co.	441,200	15,910
Genzyme Corp. (b)	143,200	8,197
Goldman Sachs Group, Inc. (The) (a)	110,300	12,132
IMS Health, Inc.	382,300	9,324
International Game Technology	340,000	9,064
Johnson & Johnson	98,000	6,582
Linear Technology Corp.	169,000	6,474
Medtronic, Inc.	264,070	13,454
Merrill Lynch & Co., Inc.	152,600	8,637
Microsoft Corp.	431,410	10,427
Moody’s Corp.	39,300	3,178
Omnicom Group, Inc. (a)	70,300	6,223
PepsiCo, Inc.	285,000	15,114
Procter & Gamble Co.	142,900	7,574
QUALCOMM, Inc.	230,000	8,430
Symantec Corp. (b)	228,000	4,863
United Technologies Corp.	144,000	14,639
Xilinx, Inc.	210,000	6,138
Yahoo!, Inc. (b)	113,680	3,854
Zimmer Holdings, Inc. (b)	121,200	9,431
Total Common Stocks (cost: $558,528)		599,426

	Principal	Value
SECURITY LENDING COLLATERAL (10.8%)
Debt (9.6%)
Bank Notes (0.9%)
Bank of America
2.77%, due 04/18/2005 (c)	$652	$652
2.82%, due 05/16/2005	652	652
2.54%, due 06/01/2005 (c)	759	759
2.80%, due 06/09/2005 (c)	326	326
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	1,304	1,304
3.01%, due 09/08/2005 (c)	978	978
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	326	326
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	326	326
3.05%, due 03/10/2006 (c)	326	326
Commercial Paper (2.9%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	652	652
2.69%, due 04/12/2005	813	813
CIESCO - 144A
2.68%, due 04/20/2005	180	180
Compass Securitization - 144A
2.71%, due 04/11/2005	489	489
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	489	489
Fairway Finance - 144A
2.64%, due 04/01/2005	622	622
2.75%, due 04/12/2005	521	521

Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	$322	$322
2.77%, due 04/18/2005	1,140	1,140
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	489	489
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,137	1,137
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	2,119	2,119
2.95%, due 12/09/2005 (c)	2,053	2,053
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	489	489
2.63%, due 04/11/2005	815	815
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,126	1,126
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	649	649
2.80%, due 04/20/2005	811	811
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	648	648
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	489	489
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	816	816
Yorktown Capital LLC
2.64%, due 04/01/2005	489	489
Euro Dollar Overnight (1.3%)
Bank of Montreal
2.60%, due 04/04/2005	4,104	4,104
BNP Paribas
2.73%, due 04/07/2005	815	815
Calyon
2.84%, due 04/01/2005	70	70
Keybank
2.84%, due 04/01/2005	978	978
Royal Bank of Scotland
2.59%, due 04/01/2005	1,796	1,796
Euro Dollar Terms (2.0%)
Bank of Montreal
2.75%, due 04/08/2005	815	815
Bank of Nova Scotia
2.70%, due 04/11/2005	1,092	1,092
2.73%, due 04/14/2005	815	815
Barclays
2.79%, due 04/25/2005	1,512	1,512
Branch Banker &Trust
2.74%, due 04/18/2005	815	815
Calyon
2.77%, due 04/21/2005	237	237
2.77%, due 04/28/2005	1,228	1,228
Citigroup
2.87%, due 06/06/2005	815	815
Fortis Bank
2.44%, due 04/14/2005	16	16
Rabobank Nederland
2.75%, due 04/27/2005	766	766
Royal Bank of Canada
2.78%, due 04/29/2005	271	271
Royal Bank of Scotland
2.75%, due 04/19/2005	815	815
Svenska Handlesbanken
2.63%, due 04/15/2005	815	815
The Bank of the West
2.79%, due 04/22/2005	163	163
Toronto Dominion Bank
2.75%, due 05/09/2005	24	24
3.01%, due 06/24/2005	3	3

UBS AG
2.81%, due 05/03/2005	$338	$338
Wells Fargo & Co.
2.79%, due 04/08/2005	815	815
2.78%, due 04/21/2005	815	815
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	115	115
Repurchase Agreements (2.5%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,010 on 04/01/2005	4,009	4,009
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $7,938 on 04/01/2005	7,937	7,937
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,260 on 04/01/2005	3,259	3,259

	Shares	Value
Investment Companies (1.2%)
Money Market Funds (1.2%)
American Beacon Funds
1-day yield of 2.70%	977,867	978
BGI Institutional Money Market Fund
1-day yield of 2.79%	3,927,750	3,928
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	398,122	398
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	1,052,956	1,053
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	1,045,999	1,046
Total Security Lending Collateral (cost: $65,663)		65,663
Total Investment Securities (cost: $624,191)		$665,089

SUMMARY:
Investments, at value	109.5%	$665,089
Liabilities in excess of other assets	(9.5)%	(57,760)
Net assets	100.0%	$607,329

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	8.0%	$48,030
Commercial Banks	6.9%	41,764
Business Services	6.4%	39,045
Electronic & Other Electric Equipment	5.6%	34,249
Security & Commodity Brokers	5.4%	32,899
Telecommunications	5.2%	31,508
Computer & Data Processing Services	5.1%	31,087
Insurance	4.8%	29,225
Chemicals & Allied Products	4.5%	27,276
Medical Instruments & Supplies	4.3%	26,338
Aerospace	3.7%	22,419
Paper & Allied Products	2.8%	16,879
Computer & Office Equipment	2.7%	16,638
Electronic Components & Accessories	2.6%	16,079
Communications Equipment	2.6%	15,734
Beverages	2.5%	15,114
Oil & Gas Extraction	2.2%	13,448
Manufacturing Industries	2.1%	12,874
Electric Services	1.9%	11,559
Industrial Machinery & Equipment	1.9%	11,532
Life Insurance	1.8%	10,645
Food & Kindred Products	1.3%	7,633
Petroleum Refining	1.2%	7,186
Metal Mining	1.1%	6,436
Instruments & Related Products	0.9%	5,276
Electrical Goods	0.8%	5,118
Paper & Paper Products	0.8%	4,985
Automotive	0.8%	4,841
Transportation & Public Utilities	0.8%	4,780
Printing & Publishing	0.7%	4,326
Restaurants	0.7%	4,242
Apparel Products	0.7%	3,986
Rubber & Misc. Plastic Products	0.6%	3,860
Communication	0.6%	3,716
Electric, Gas & Sanitary Services	0.6%	3,600
Drug Stores & Proprietary Stores	0.5%	2,830
Radio & Television Broadcasting	0.5%	2,805
Wholesale Trade Nondurable Goods	0.5%	2,800
Hotels & Other Lodging Places	0.5%	2,767
Specialty- Real Estate	0.4%	2,699
Primary Metal Industries	0.4%	2,652
Railroads	0.4%	2,510
Motor Vehicles, Parts & Supplies	0.3%	2,099
Holding & Other Investment Offices	0.3%	1,869
Air Transportation	0.3%	1,795
Water Transportation	0.0%	273
Investments, at value	98.7%	599,426
Short-Term investments	10.8%	65,663
Liabilities in excess of other assets	(9.5)%	(57,760)
Net assets	100.0%	$607,329

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $62,930.
(b) No dividends were paid during the preceding twelve months.
(c) Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $15,510, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
ADR American Depositary Receipt
FDR Finnish Depositary Receipt
GDR Global Depositary Receipt

144A                                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $14,224 or 2.3% of the net assets of the Fund.

Third Avenue Value

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (2.9%)
Mining (1.7%)
Fording Canadian Coal Trust (a)	113,500	$10,428
Paper & Allied Products (1.2%)
Timberwest Forest Corp.	650,000	7,943
Total Convertible Preferred Stocks (cost: $8,177)		18,371

PREFERRED STOCKS (0.4%)
Holding & Other Investment Offices (0.4%)
CRT Properties, Inc. REIT Preferred	92,300	2,400
Total Preferred Stocks (cost: $2,307)		2,400

COMMON STOCKS (85.5%)
Automotive (4.6%)
Superior Industries International, Inc. (a)	348,812	9,212
Toyota Industries Corp.	690,000	19,444
Business Credit Institutions (0.8%)
CIT Group, Inc.	138,100	5,248
Business Services (0.4%)
AMN Healthcare Services, Inc. (a) (b)	176,875	2,814
Chemicals & Allied Products (1.8%)
Agrium, Inc.	600,000	10,950
Commercial Banks (0.3%)
Liu Chong Hing Bank, Ltd.	1,262,200	1,926
Communications Equipment (3.0%)
Comverse Technology, Inc. (b)	463,200	11,682
Tellabs, Inc. (b)	918,300	6,704
Computer & Data Processing Services (1.9%)
Ascential Software Corp. (b)	239,617	4,440
Geac Computer Corp., Ltd. (b)	814,300	7,296
Construction (1.1%)
Quanta Services, Inc. (a) (b)	883,000	6,737
Electrical Goods (0.8%)
Sycamore Networks, Inc. (b)	1,408,187	5,013
Electronic & Other Electric Equipment (1.2%)
Electro Scientific Industries, Inc. (b)	379,900	7,366
Electronic Components & Accessories (5.0%)
American Power Conversion Corp.	454,300	11,862
AVX Corp. (a)	815,700	9,992
Bel Fuse, Inc.-Class A	121,800	2,954
Bel Fuse, Inc.-Class B	69,300	2,100
Hutchinson Technology, Inc. (a) (b)	115,564	4,019
Health Services (1.1%)
Cross Country Healthcare, Inc. (a) (b)	397,900	6,669
Holding & Other Investment Offices (7.4%)
Brascan Corp.-Class A (a)	598,050	22,576
Capital Southwest Corp.	30,941	2,447
CRT Properties, Inc. REIT (a)	199,000	4,334
Hutchison Whampoa, Ltd.	1,945,800	16,529
Industrial Machinery & Equipment (2.7%)
Alamo Group, Inc.	386,900	9,572
Applied Materials, Inc. (b)	294,000	4,778
Lindsay Manufacturing Co.	113,900	2,173
Instruments & Related Products (0.5%)
Credence Systems Corp. (b)	369,400	2,922

Insurance (10.0%)
Aioi Insurance Co., Ltd.	761,400	$4,106
Arch Capital Group, Ltd. (b)	285,900	11,447
Brit Insurance Holdings PLC	2,000,000	3,060
E-L Financial Corp., Ltd.	8,582	2,667
First American Corp.	48,800	1,608
Leucadia National Corp. (a)	89,100	3,061
MBIA, Inc. (a)	109,400	5,719
Millea Holdings, Inc.-ADR	251,092	18,204
Mitsui Sumitomo Insurance Co., Ltd.	757,000	6,943
Radian Group, Inc.	103,464	4,939
Investment Companies (0.3%)
JZ Equity Partners PLC	612,100	1,804
Life Insurance (0.7%)
Phoenix Cos. (The), Inc. (a)	342,500	4,377
Manufacturing Industries (2.7%)
Jakks Pacific, Inc. (a) (b)	574,253	12,329
Leapfrog Enterprises, Inc. (a) (b)	164,200	1,864
Russ Berrie & Co., Inc.	133,100	2,549
Medical Instruments & Supplies (0.5%)
Coherent, Inc. (b)	100,000	3,376
Motion Pictures (0.3%)
Hollywood Entertainment Corp. (b)	156,900	2,066
Oil & Gas Extraction (15.0%)
Canadian Natural Resources, Ltd.	354,800	20,160
EnCana Corp. (a)	323,000	22,746
Nabors Industries, Ltd. (b)	126,500	7,481
Pogo Producing Co.	137,600	6,775
Smedvig ASA (a)	767,400	14,427
St. Mary Land & Exploration Co.	93,600	4,685
Whiting Petroleum Corp. (b)	209,000	8,523
Willbros Group, Inc. (a) (b)	385,700	7,791
Paper & Allied Products (3.3%)
St. Joe Co. (The)	301,900	20,318
Pharmaceuticals (3.3%)
Parexel International Corp. (b)	368,800	8,667
Pfizer, Inc.	150,000	3,941
Sankyo Co., Ltd.	360,000	7,592
Primary Metal Industries (1.7%)
POSCO-ADR	211,000	10,415
Real Estate (4.0%)
Forest City Enterprises, Inc.-Class A	233,350	14,888
Trammell Crow Co. (b)	465,300	9,571
Research & Testing Services (1.1%)
Pharmaceutical Product Development, Inc. (b)	12,400	601
Tejon Ranch Co. (a) (b)	137,305	6,124
Savings Institutions (1.1%)
Brookline Bancorp, Inc. (a)	439,443	6,548
Security & Commodity Brokers (4.8%)
Instinet Group, Inc. (b)	1,161,300	6,828
Investor AB-Class A	640,400	8,574
Legg Mason, Inc. (a)	152,400	11,909
Westwood Holdings Group, Inc.	112,475	2,135
Transportation Equipment (1.0%)
Trinity Industries, Inc. (a)	221,600	6,242
Variety Stores (1.1%)
Sears Holdings Corp. (a) (b)	50,000	6,659
Warehouse (1.6%)
Catellus Development Corp. REIT	372,507	9,927
Water Transportation (0.4%)
Alexander & Baldwin, Inc. (a)	63,300	2,608
Total Common Stocks (cost: $335,538)		528,013

	Principal	Value
SHORT-TERM OBLIGATIONS (11.3%)
Repurchase Agreements (11.3%)
Investors Bank & Trust 2.02% Repurchase Agreement dated 03/31/2005 to be repurchased at $69,697 on 04/01/2005 (e)	$69,693	$69,693
Total Short-Term Obligations (cost: $69,692)		69,693

SECURITY LENDING COLLATERAL (21.4%)
Debt (19.0%)
Bank Notes (1.8%)
Bank of America
2.77%, due 04/18/2005 (c)	1,311	1,311
2.82%, due 05/16/2005	1,311	1,311
2.54%, due 06/01/2005 (c)	1,527	1,527
2.80%, due 06/09/2005 (c)	655	655
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	2,622	2,622
3.01%, due 09/08/2005 (c)	1,966	1,966
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	655	655
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	655	655
3.05%, due 03/10/2006 (c)	655	655
Commercial Paper (5.7%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	1,311	1,311
2.69%, due 04/12/2005	1,635	1,635
CIESCO - 144A
2.68%, due 04/20/2005	363	363
Compass Securitization - 144A
2.71%, due 04/11/2005	983	983
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	983	983
Fairway Finance - 144A
2.64%, due 04/01/2005	1,251	1,251
2.75%, due 04/12/2005	1,048	1,048
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	647	647
2.77%, due 04/18/2005	2,293	2,293
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	983	983
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	2,287	2,287
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	4,261	4,261
2.95%, due 12/09/2005 (c)	4,130	4,130
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	983	983
2.63%, due 04/11/2005	1,639	1,639
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	2,264	2,264
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	1,306	1,306
2.80%, due 04/20/2005	1,630	1,630
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	1,303	1,303
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	983	983
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	1,642	1,642
Yorktown Capital LLC
2.64%, due 04/01/2005	983	983

Euro Dollar Overnight (2.5%)
Bank of Montreal
2.60%, due 04/04/2005	$8,252	$8,252
BNP Paribas
2.73%, due 04/07/2005	1,639	1,639
Calyon
2.84%, due 04/01/2005	141	141
Keybank
2.84%, due 04/01/2005	1,966	1,966
Royal Bank of Scotland
2.59%, due 04/01/2005	3,612	3,612
Euro Dollar Terms (4.0%)
Bank of Montreal
2.75%, due 04/08/2005	1,639	1,639
Bank of Nova Scotia
2.70%, due 04/11/2005	2,196	2,196
2.73%, due 04/14/2005	1,639	1,639
Barclays
2.79%, due 04/25/2005	3,041	3,041
Branch Banker &Trust
2.74%, due 04/18/2005	1,639	1,639
Calyon
2.77%, due 04/21/2005	477	477
2.77%, due 04/28/2005	2,469	2,469
Citigroup
2.87%, due 06/06/2005	1,639	1,639
Fortis Bank
2.44%, due 04/14/2005	33	33
Rabobank Nederland
2.75%, due 04/27/2005	1,540	1,540
Royal Bank of Canada
2.78%, due 04/29/2005	544	544
Royal Bank of Scotland
2.75%, due 04/19/2005	1,639	1,639
Svenska Handlesbanken
2.63%, due 04/15/2005	1,639	1,639
The Bank of the West
2.79%, due 04/22/2005	328	328
Toronto Dominion Bank
2.75%, due 05/09/2005	49	49
3.01%, due 06/24/2005	7	7
UBS AG
2.81%, due 05/03/2005	679	679
Wells Fargo & Co.
2.79%, due 04/08/2005	1,639	1,639
2.78%, due 04/21/2005	1,639	1,639
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	232	232
Repurchase Agreements (5.0%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $8,063 on 04/01/2005	8,062	8,062
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $15,963 on 04/01/2005	15,961	15,961
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $6,555 on 04/01/2005	6,555	6,555

	Shares	Value
Investment Companies (2.4%)
Money Market Funds (2.4%)
American Beacon Funds
1-day yield of 2.70%	1,966,426	$1,966
BGI Institutional Money Market Fund
1-day yield of 2.79%	7,898,446	7,898
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	800,597	801
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	2,117,425	2,117
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (f)	2,103,437	2,103
Total Security Lending Collateral (cost: $132,045)		132,045

Total Investment Securities (cost: $547,759)		$750,522

SUMMARY:
Investments, at value	121.5%	$750,522
Liabilities in excess of other assets	(21.5)%	(132,890)
Net assets	100.0%	$617,632

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $125,669.
(b) No dividends were paid during the preceding twelve months.
(c) Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)      Cash collateral for the Repurchase Agreements, valued at $31,190, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e) At March 31, 2005, the collateral for the repurchase agreement excluding collateral for securities on loan is as follows:

Collateral	Market Value and Accrued Interest

$18,839 FN Pool - 725971
4.79%, due 08/01/2034	$18,835
$2,171 FN Pool - 759527
4.43%, due 02/01/2034	2,165
$19,411 FN Pool - 759534
4.50%, due 01/01/2034	19,419
$1,463 SBA Pool - 505939
6.13%, due 05/25/2027	1,581
$676 FHR 2451 FA
3.35%, due 05/15/2032	681
$20,394 FN Pool - 759255
3.51%, due 01/01/2034	20,319
$1,288 SBA Pool - 505506
6.13%, due 04/25/2014	1,361
$8,274 SBA Pool - 506318
6.13%, due 04/25/2016	8,816
$73,177

(f) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A          144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $25,534 or 4.1% of the net assets of the Fund.

ADR American Depositary Receipt
REIT Real Estate Investment Trust

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (6.7%)
U.S. Treasury Note
4.25%, due 11/15/2014	$200	$196
U.S. Treasury Bond
5.38%, due 02/15/2031 (a)	1,773	1,932
U.S. Treasury Note
3.50%, due 11/15/2009 (a)	580	564
3.50%, due 12/15/2009	500	486
3.50%, due 02/15/2010 (a)	250	243
4.00%, due 03/15/2010 (a)	400	397
4.00%, due 02/15/2014	560	540
Total U.S. Government Obligations (cost: $4,293)		4,358

U.S GOVERNMENT AGENCY OBLIGATIONS (1.5%)
Fannie Mae
6.00%, due 08/01/2034	523	535
6.00%, due 09/01/2034	451	461
Total U.S Government Agency Obligations (cost: $1,009)		996

CORPORATE DEBT SECURITIES (19.1%)
Aerospace (0.3%)
Honeywell International, Inc.
5.13%, due 11/01/2006	187	190
Amusement & Recreation Services (0.6%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	400	407
Beverages (0.3%)
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	199	202
Business Credit Institutions (0.6%)
Textron Financial Corp.
2.69%, due 10/03/2006	400	391
Business Services (0.2%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006	156	159
Chemicals & Allied Products (0.2%)
Lubrizol Corp.
5.50%, due 10/01/2014	150	150
Commercial Banks (0.6%)
US Bank NA
3.75%, due 02/06/2009	400	389
Communication (0.1%)
Echostar DBS Corp.
5.75%, due 10/01/2008	78	77
Communications Equipment (0.6%)
Motorola, Inc.
4.61%, due 11/16/2007	400	401

Computer & Office Equipment (0.2%)
Hewlett-Packard Co.
3.63%, due 03/15/2008	$133	$130
Department Stores (0.1%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	40	43
Electric Services (0.6%)
Duke Capital LLC
5.67%, due 08/15/2014	400	402
Food & Kindred Products (0.6%)
Diageo Capital PLC
3.38%, due 03/20/2008	400	389
Food Stores (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	97
Furniture & Fixtures (0.8%)
Lear Corp.
7.96%, due 05/15/2005	500	502
Holding & Other Investment Offices (1.6%)
Berkshire Hathaway Finance Corp.
3.40%, due 07/02/2007	400	394
EOP Operating, LP
8.38%, due 03/15/2006	450	468
iStar Financial, Inc.
4.88%, due 01/15/2009	200	197
Hotels & Other Lodging Places (0.4%)
John Q. Hammons Hotels, Inc., Series B
8.88%, due 05/15/2012	51	55
Mirage Resorts, Inc.
7.25%, due 08/01/2017	100	100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 144A
6.63%, due 12/01/2014	100	95
Lumber & Wood Products (0.7%)
Weyerhaeuser Co.
7.38%, due 03/15/2032	400	468
Metal Mining (0.4%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	174	256
Mortgage-Backed (0.3%)
Countrywide Home Loans, Inc., Series L
2.88%, due 02/15/2007	185	180
Motion Pictures (0.6%)
Time Warner, Inc.
9.13%, due 01/15/2013	310	383
Oil & Gas Extraction (1.3%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	100	103
Husky Oil, Ltd.
8.90%, due 08/15/2028 (c)	205	228
Kerr-McGee Corp.
6.95%, due 07/01/2024	162	166
Nexen, Inc.
5.88%, due 03/10/2035	352	337
Paper & Allied Products (0.3%)
International Paper Co.
6.75%, due 09/01/2011	187	205

Personal Credit Institutions (0.8%)
Capital One Bank
5.00%, due 06/15/2009	$200	$201
General Electric Capital Corp.
2.85%, due 01/30/2006	110	109
5.35%, due 03/30/2006	151	153
General Motors Acceptance Corp.
4.38%, due 12/10/2007	90	83
Petroleum Refining (0.7%)
Amerada Hess Corp.
7.13%, due 03/15/2033	300	334
Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	100	99
Primary Metal Industries (0.8%)
Alcoa, Inc.
4.25%, due 08/15/2007	500	500
Printing & Publishing (1.0%)
News America Holdings, Inc.
7.75%, due 12/01/2045	100	117
Viacom, Inc.
7.75%, due 06/01/2005	500	503
Radio & Television Broadcasting (0.8%)
Chancellor Media Corp.
8.00%, due 11/01/2008	450	485
Restaurants (0.2%)
Landry’s Restaurants, Inc., 144A
7.50%, due 12/15/2014	100	97
Security & Commodity Brokers (0.2%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	100	103
Telecommunications (2.3%)
SBC Communications, Inc.
5.75%, due 05/02/2006	400	407
Sprint Capital Corp.
4.78%, due 08/17/2006	500	503
Telefonica SA
7.35%, due 09/15/2005	400	407
Verizon Global Funding Corp.
4.00%, due 01/15/2008	165	163
Transportation & Public Utilities (0.6%)
Magellan Midstream Partners, LP
6.45%, due 06/01/2014	200	214
Plains All American Pipeline Co.
5.63%, due 12/15/2013	200	202
Variety Stores (0.1%)
Target Corp.
5.50%, due 04/01/2007	91	93
Total Corporate Debt Securities (cost: $12,393)		12,337

	Shares	Value
COMMON STOCKS (69.0%)
Automotive (4.0%)
Harley-Davidson, Inc.	20,000	$1,155
PACCAR, Inc.	20,000	1,448
Chemicals & Allied Products (0.8%)
Ecolab, Inc. (a)	15,000	496

Commercial Banks (1.9%)
JPMorgan Chase & Co.	34,940	$1,209
Communication (1.5%)
XM Satellite Radio Holdings, Inc.-Class A (a) (b)	30,000	945
Communications Equipment (2.8%)
QUALCOMM, Inc.	50,000	1,833
Computer & Data Processing Services (2.7%)
Microsoft Corp.	39,105	945
Yahoo!, Inc. (b)	23,490	796
Computer & Office Equipment (3.4%)
Diebold, Inc. (a)	15,000	823
Sandisk Corp. (a) (b)	50,000	1,390
Electronic & Other Electric Equipment (2.4%)
General Electric Co.	43,880	1,582
Engineering & Management Services (4.0%)
Jacobs Engineering Group, Inc. (b)	50,000	2,596
Fabricated Metal Products (1.6%)
Gillette Co. (The)	20,000	1,010
Hotels & Other Lodging Places (4.3%)
Marriott International, Inc.-Class A (a)	41,555	2,778
Industrial Machinery & Equipment (11.9%)
American Standard Cos., Inc.	20,000	930
Caterpillar, Inc.	30,000	2,743
Donaldson Co., Inc.	25,000	807
Graco, Inc.	22,200	896
Illinois Tool Works, Inc. (a)	10,000	895
Kennametal, Inc.	30,000	1,425
Insurance (3.8%)
Berkshire Hathaway, Inc.-Class B (a) (b)	417	1,191
WellPoint, Inc. (b)	10,000	1,254
Medical Instruments & Supplies (2.4%)
Zimmer Holdings, Inc. (b)	20,000	1,556
Motor Vehicles, Parts & Supplies (1.1%)
BorgWarner, Inc.	15,000	730
Oil & Gas Extraction (4.0%)
Anadarko Petroleum Corp.	14,000	1,065
Apache Corp.	25,000	1,531
Paper & Allied Products (1.9%)
3M Co.	14,540	1,246
Pharmaceuticals (3.3%)
Amgen, Inc. (b)	13,885	808
Roche Holding AG-Genusschein (a)	12,241	1,313
Primary Metal Industries (1.6%)
Hubbell, Inc.-Class B (a)	20,000	1,022
Printing & Publishing (3.4%)
McGraw-Hill Cos., Inc. (The)	25,000	2,181
Telecommunications (1.1%)
Verizon Communications, Inc.	20,000	710
Trucking & Warehousing (2.2%)
United Parcel Service, Inc.-Class B	20,000	1,455
Wholesale Trade Durable Goods (2.9%)
Grainger (W.W.), Inc.	30,000	1,868
Total Common Stocks (cost: $38,317)		44,632

	Principal	Value
SECURITY LENDING COLLATERAL (18.7%)
Debt (16.6%)
Bank Notes (1.6%)
Bank of America
2.77%, due 04/18/2005 (d)	$120	$120
2.82%, due 05/16/2005	120	120
2.54%, due 06/01/2005 (d)	140	140
2.80%, due 06/09/2005 (d)	60	60
Bear Stearns & Co.
3.01%, due 06/02/2005 (d)	240	240
3.01%, due 09/08/2005 (d)	180	180
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (d)	60	60
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (d)	60	60
3.05%, due 03/10/2006 (d)	60	60
Commercial Paper (5.0%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	120	120
2.69%, due 04/12/2005	150	150
CIESCO - 144A
2.68%, due 04/20/2005	33	33
Compass Securitization - 144A
2.71%, due 04/11/2005	90	90
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	90	90
Fairway Finance - 144A
2.64%, due 04/01/2005	115	115
2.75%, due 04/12/2005	96	96
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	59	59
2.77%, due 04/18/2005	210	210
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	90	90
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	209	209
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (d)	390	390
2.95%, due 12/09/2005 (d)	378	378
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	90	90
2.63%, due 04/11/2005	150	150
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	207	207
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	120	120
2.80%, due 04/20/2005	149	149
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	119	119
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	90	90
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	150	150
Yorktown Capital LLC
2.64%, due 04/01/2005	90	90
Euro Dollar Overnight (2.2%)
Bank of Montreal
2.60%, due 04/04/2005	756	756

BNP Paribas
2.73%, due 04/07/2005	$150	$150
Calyon
2.84%, due 04/01/2005	13	13
Keybank
2.84%, due 04/01/2005	180	180
Royal Bank of Scotland
2.59%, due 04/01/2005	331	331
Euro Dollar Terms (3.5%)
Bank of Montreal
2.75%, due 04/08/2005	150	150
Bank of Nova Scotia
2.70%, due 04/11/2005	201	201
2.73%, due 04/14/2005	150	150
Barclays
2.79%, due 04/25/2005	279	279
Branch Banker &Trust
2.74%, due 04/18/2005	150	150
Calyon
2.77%, due 04/21/2005	44	44
2.77%, due 04/28/2005	226	226
Citigroup
2.87%, due 06/06/2005	150	150
Fortis Bank
2.44%, due 04/14/2005	3	3
Rabobank Nederland
2.75%, due 04/27/2005	141	141
Royal Bank of Canada
2.78%, due 04/29/2005	50	50
Royal Bank of Scotland
2.75%, due 04/19/2005	150	150
Svenska Handlesbanken
2.63%, due 04/15/2005	150	150
The Bank of the West
2.79%, due 04/22/2005	30	30
Toronto Dominion Bank
2.75%, due 05/09/2005	5	5
3.01%, due 06/24/2005	1	1
UBS AG
2.81%, due 05/03/2005	62	62
Wells Fargo & Co.
2.79%, due 04/08/2005	150	150
2.78%, due 04/21/2005	150	150
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	21	21
Repurchase Agreements (4.3%) (e)
Credit Suisse First Boston Corp. 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $738 on 04/01/2005	738	738
Goldman Sachs Group, Inc. (The) 2.92%, Repurchase Agreement dated 03/31/2005 to be repurchased at $1,462 on 04/01/2005	1,461	1,462
Morgan Stanley Dean Witter & Co. 2.98%, Repurchase Agreement dated 03/31/2005 to be repurchased at $600 on 04/01/2005	600	600

	Shares	Value
Investment Companies (2.1%)
Money Market Funds (2.1%)
American Beacon Funds
1-day yield of 2.70%	180,054	$180
BGI Institutional Money Market Fund
1-day yield of 2.79%	723,213	723
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	73,306	73
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	193,880	194
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (f)	192,599	193
Total Security Lending Collateral (cost: $12,091)		12,091

Total Investment Securities (cost: $68,103)		$74,414

SUMMARY:
Investments, at value	115.0%	$74,414
Liabilities in excess of other assets	(15.0)%	(9,692)
Net assets	100.0%	$64,722

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $11,714.
(b) No dividends were paid during the preceding twelve months.
(c) Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 550BP, if not called.
(d) Floating or variable rate note. Rate is listed as of March 31, 2005.

(e)      Cash collateral for the Repurchase Agreements, valued at $2,856, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(f) Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A          144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $2,529 or 3.9% of the net assets of the Fund.

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (83.2%)
Business Services (1.9%)
Danaher Corp. Zero Coupon
0.00%, due 01/22/2021 (a)	$8,400	$6,667
Chemicals & Allied Products (1.7%)
RPM International, Inc.
1.39%, due 05/13/2033 (b)	11,500	6,109
Commercial Banks (6.8%)
Bank of America Corp.
0.25%, due 04/30/2014	6,250	8,375
Euronet Worldwide, Inc., 144A
1.63%, due 12/15/2024 (a)	6,250	6,453
Wells Fargo & Co.
0.25%, due 04/29/2014 (c)	8,000	9,633
Communication (3.3%)
American Tower Corp.
3.00%, due 08/15/2012 (a)	6,000	6,510
XM Satellite Radio, Inc., 144A
1.75%, due 12/01/2009 (a)	6,000	5,580
Computer & Data Processing Services (7.5%)
Openwave Systems, Inc.
2.75%, due 09/09/2008	6,900	6,814
Overstock.com, Inc.
3.75%, due 12/01/2011 (a)	6,700	6,139
RealNetworks, Inc. Zero Coupon
0.00%, due 07/01/2010	7,300	6,889
Terremark Worldwide, Inc.
9.00%, due 06/15/2009	8,000	7,360
Computer & Office Equipment (1.9%)
Scientific Games Corp., 144A
0.75%, due 12/01/2024	7,000	6,790
Electronic Components & Accessories (2.6%)
Cypress Semiconductor Corp.
1.25%, due 06/15/2008 (a)	4,100	4,366
Pixelworks, Inc.
1.75%, due 05/15/2024	6,500	4,867
Hotels & Other Lodging Places (5.4%)
Host Marriott, LP-144A
3.25%, due 04/15/2024 (a)	3,250	3,542
Kerzner International, Ltd.
2.38%, due 04/15/2024	7,000	8,479
Starwood Hotels & Resorts Worldwide, Inc.
3.50%, due 05/16/2023 (a)	6,000	7,492
Manufacturing Industries (7.9%)
International Game Technology Zero Coupon
0.00%, due 01/29/2033	8,000	5,130
K2, Inc.
5.00%, due 06/15/2010	5,675	7,377
Shuffle Master, Inc.-144A
1.25%, due 04/15/2024	7,000	8,076
Tyco International Group SA, Series B,
3.13%, due 01/15/2023	5,000	7,912
Mortgage Bankers & Brokers (2.2%)
MSFT Exchangeable Trust Zero Coupon, 144A
0.00%, due 02/25/2031	4,000	4,180
Virgin River Casino Corp./RBG LLC/B&BB, Inc., 144A
0.00%, due 01/15/2013 (d)	6,000	3,870

Motion Pictures (4.5%)
Liberty Media Corp.
3.25%, due 03/15/2031 (a)	$7,200	$6,147
Lions Gate Entertainment Corp.
4.88%, due 12/15/2010	1,150	2,392
2.94%, due 10/15/2024	6,800	7,803
Oil & Gas Extraction (3.7%)
Halliburton Co.
3.13%, due 07/15/2023	6,500	8,385
Quicksilver Resources, Inc.-144A
1.88%, due 11/01/2024 (a)	4,000	5,020
Personal Credit Institutions (2.6%)
American Express Co.
1.85%, due 12/01/2033 (a) (e)	9,200	9,407
Pharmaceuticals (3.1%)
Abgenix, Inc., 144A
1.75%, due 12/15/2011	1,650	1,367
Medarex, Inc.-144A
2.25%, due 05/15/2011	7,700	6,709
Teva Pharmaceutical Finance II LLC, Series B
0.25%, due 02/01/2024	3,000	3,007
Primary Metal Industries (1.9%)
Inco, Ltd. Zero Coupon
0.00%, due 03/29/2021	6,500	6,882
Radio, Television & Computer Stores (2.1%)
Guitar Center, Inc.
4.00%, due 07/15/2013	4,600	7,550
Research & Testing Services (1.1%)
Amylin Pharmaceuticals, Inc.
2.25%, due 06/30/2008 (a)	1,650	1,506
deCODE genetics, Inc.
3.50%, due 04/15/2011 (a)	3,150	2,611
Residential Building Construction (0.4%)
Walter Industries, Inc.
3.75%, due 05/01/2024 (a)	640	1,598
Retail Trade (1.4%)
Dick’s Sporting Goods, Inc.
1.61%, due 02/18/2024 (a) (f)	6,850	5,001
Security & Commodity Brokers (9.6%)
Blackrock, Inc./New York, 144A
2.63%, due 02/15/2035	7,250	7,168
Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014	7,900	7,930
SG Structured Products, Inc., Note
0.25%, due 02/13/2012	10,000	8,531
Svensk Exportkredit AB
0.25%, due 01/31/2015	10,000	10,963
Telecommunications (7.5%)
Millicom International Cellular Exchangeable Note Trust-144A
10.75%, due 11/20/2008	5,750	8,431
Nextel Partners, Inc.
1.50%, due 11/15/2008	6,600	11,534
NII Holdings, Inc.
2.88%, due 02/01/2034 (a)	5,750	7,238
Water Transportation (4.1%)
Carnival Corp.
1.13%, due 04/29/2033 (g)	7,000	5,434
OMI Corp.
2.88%, due 12/01/2024	950	904
Royal Caribbean Cruises, Ltd. Zero Coupon
0.00%, due 02/02/2021	7,000	3,675
0.00%, due 05/18/2021	7,000	4,944
Total Convertible Bonds (cost: $289,197)		300,747

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (11.1%)
Chemicals & Allied Products (3.4%)
Celanese Corp. (h)	250,000	$6,938
Huntsman Corp. (a) (h)	48,000	2,448
Terra Industries, Inc.-144A (c) (h)	3,000	2,876
Electric Services (1.8%)
Aquila, Inc.	191,000	6,685
Gas Production & Distribution (0.6%)
Southern Union Co. (h)	42,240	2,186
Insurance (2.3%)
Fortis Insurance NV, 144A (h)	8,000	8,501
Metal Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc. (a)	4,000	3,955
Oil & Gas Extraction (1.9%)
Chesapeake Energy Corp. (a)	30,000	4,305
Chesapeake Energy Corp.	1,725	2,486
Total Convertible Preferred Stocks (cost: $37,271)		40,380

	Principal	Value
SECURITY LENDING COLLATERAL (16.8%)
Debt (14.9%)
Bank Notes (1.5%)
Bank of America
2.77%, due 04/18/2005 (i)	$604	$604
2.82%, due 05/16/2005	604	604
2.54%, due 06/01/2005 (i)	703	703
2.80%, due 06/09/2005 (i)	302	302
Bear Stearns & Co.
3.01%, due 06/02/2005 (i)	1,207	1,207
3.01%, due 09/08/2005 (i)	905	905
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (i)	302	302
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (i)	302	302
3.05%, due 03/10/2006 (i)	302	302
Commercial Paper (4.4%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	604	604
2.69%, due 04/12/2005	753	753
CIESCO - 144A
2.68%, due 04/20/2005	167	167
Compass Securitization - 144A
2.71%, due 04/11/2005	453	453
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	453	453
Fairway Finance - 144A
2.64%, due 04/01/2005	576	576
2.75%, due 04/12/2005	482	482
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	298	298
2.77%, due 04/18/2005	1,056	1,056
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	453	453
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,053	1,053
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (i)	1,962	1,962
2.95%, due 12/09/2005 (i)	1,901	1,901
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	453	453
2.63%, due 04/11/2005	754	754
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,042	1,042
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	601	601
2.80%, due 04/20/2005	751	751

Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	$600	$600
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	453	453
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	756	756
Yorktown Capital LLC
2.64%, due 04/01/2005	453	453
Euro Dollar Overnight (2.0%)
Bank of Montreal
2.60%, due 04/04/2005	3,800	3,800
BNP Paribas
2.73%, due 04/07/2005	754	754
Calyon
2.84%, due 04/01/2005	65	65
Keybank
2.84%, due 04/01/2005	905	905
Royal Bank of Scotland
2.59%, due 04/01/2005	1,663	1,663
Euro Dollar Terms (3.1%)
Bank of Montreal
2.75%, due 04/08/2005	754	754
Bank of Nova Scotia
2.70%, due 04/11/2005	1,011	1,011
2.73%, due 04/14/2005	754	754
Barclays
2.79%, due 04/25/2005	1,400	1,400
Branch Banker &Trust
2.74%, due 04/18/2005	754	754
Calyon
2.77%, due 04/21/2005	220	220
2.77%, due 04/28/2005	1,137	1,137
Citigroup
2.87%, due 06/06/2005	754	754
Fortis Bank
2.44%, due 04/14/2005	15	15
Rabobank Nederland
2.75%, due 04/27/2005	709	709
Royal Bank of Canada
2.78%, due 04/29/2005	251	251
Royal Bank of Scotland
2.75%, due 04/19/2005	754	754
Svenska Handlesbanken
2.63%, due 04/15/2005	755	755
The Bank of the West
2.79%, due 04/22/2005	151	151
Toronto Dominion Bank
2.75%, due 05/09/2005	22	22
3.01%, due 06/24/2005	3	3
UBS AG
2.81%, due 05/03/2005	313	313
Wells Fargo & Co.
2.79%, due 04/08/2005	755	755
2.78%, due 04/21/2005	755	755
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	107	107
Repurchase Agreements (3.9%) (j)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,713 on 04/01/2005	3,712	3,712
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $7,350 on 04/01/2005	7,349	7,349
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,018 on 04/01/2005	3,018	3,018

	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds
1-day yield of 2.70%	905,425	$905
BGI Institutional Money Market Fund
1-day yield of 2.79%	3,636,777	3,637
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	368,629	369
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	974,952	975
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (k)	968,511	968
Total Security Lending Collateral (cost: $60,799)		60,799

Total Investment Securities (cost: $387,267)		$401,926

SUMMARY:
Investments, at value	111.1%	$401,926
Liabilities in excess of other assets	(11.1)%	(40,308)
Net assets	100.0%	$361,618

NOTES TO SCHEDULE OF INVESTMENTS:

(a)      At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $59,270.

(b)     Securities are stepbonds. RPM International, Inc. has a coupon rate of 1.39% until 05/13/2008, thereafter the coupon rate will be 0.00%.

(c)      Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Directors.

(d)     Securities are stepbonds. Virgin River Casino Corp. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

(e)      Securities are stepbonds. American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.

(f)        Securities are stepbonds. Dick’s Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(g)     Securities are stepbonds. Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

(h)     No dividends were paid during the preceding twelve months.

(i)         Floating or variable rate note. Rate is listed as of March 31, 2005.

(j)         Cash collateral for the Repurchase Agreements, valued at $14,361, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(k)      Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $98,251 or 27.2% of the net assets of the Fund.

Transamerica Equity

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Business Services (10.8%)
eBay, Inc. (a)	800,000	$29,808
First Data Corp.	1,350,000	53,068
Moody’s Corp. (b)	525,000	42,451
Chemicals & Allied Products (4.1%)
Praxair, Inc.	1,000,000	47,860
Communication (7.0%)
Liberty Media International, Inc.-Class A (a) (b)	1,000,000	43,740
XM Satellite Radio Holdings, Inc.-Class A (a) (b)	1,200,000	37,800
Communications Equipment (5.5%)
QUALCOMM, Inc.	1,750,000	64,137
Computer & Data Processing Services (7.0%)
Intuit, Inc. (a) (b)	800,000	35,016
Microsoft Corp.	1,900,000	45,923
Computer & Office Equipment (5.9%)
Lexmark International, Inc. (a)	375,000	29,989
Sandisk Corp. (a) (b)	1,400,000	38,920
Drug Stores & Proprietary Stores (3.8%)
Walgreen Co. (b)	1,000,000	44,420
Fabricated Metal Products (3.7%)
Gillette Co. (The)	850,000	42,908
Hotels & Other Lodging Places (6.4%)
Marriott International, Inc.-Class A	575,000	38,445
MGM Mirage, Inc. (a)	500,000	35,410
Insurance (5.4%)
WellPoint, Inc. (a)	500,000	62,675
Management Services (3.7%)
Paychex, Inc.	1,300,000	42,666
Manufacturing Industries (3.1%)
International Game Technology	1,350,000	35,991
Medical Instruments & Supplies (3.8%)
Zimmer Holdings, Inc. (a)	575,000	44,741
Personal Services (3.0%)
Weight Watchers International, Inc. (a) (b)	800,000	34,384
Pharmaceuticals (7.9%)
Allergan, Inc. (b)	625,000	43,419
Genentech, Inc. (a)	850,000	48,119
Retail Trade (4.1%)
Staples, Inc.	1,500,000	47,145
Security & Commodity Brokers (2.8%)
Chicago Mercantile Exchange	170,000	32,985
Transportation & Public Utilities (3.7%)
Expeditors International of Washington, Inc. (b)	800,000	42,840
Trucking & Warehousing (4.4%)
United Parcel Service, Inc.-Class B	700,000	50,918
Variety Stores (3.3%)
Wal-Mart Stores, Inc.	775,000	38,835
Total Common Stocks (cost: $964,418)		1,154,613

	Principal	Value
SECURITY LENDING COLLATERAL (16.4%)
Debt (14.6%)
Bank Notes (1.4%)
Bank of America
2.77%, due 04/18/2005 (c)	$1,892	$1,892
2.82%, due 05/16/2005	1,893	1,893
2.54%, due 06/01/2005 (c)	2,205	2,205
2.80%, due 06/09/2005 (c)	946	946
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	3,785	3,785
3.01%, due 09/08/2005 (c)	2,839	2,839
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	946	946
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	946	946
3.05%, due 03/10/2006 (c)	946	946
Commercial Paper (4.3%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	1,893	1,893
2.69%, due 04/12/2005	2,360	2,360
CIESCO - 144A
2.68%, due 04/20/2005	523	523
Compass Securitization - 144A
2.71%, due 04/11/2005	1,419	1,419
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	1,419	1,419
Fairway Finance - 144A
2.64%, due 04/01/2005	1,806	1,806
2.75%, due 04/12/2005	1,513	1,513
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	934	934
2.77%, due 04/18/2005	3,310	3,310
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	1,419	1,419
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	3,302	3,302
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	6,151	6,151
2.95%, due 12/09/2005 (c)	5,962	5,962
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	1,419	1,419
2.63%, due 04/11/2005	2,366	2,366
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	3,268	3,268
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	1,885	1,885
2.80%, due 04/20/2005	2,354	2,354
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	1,881	1,881
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	1,419	1,419
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	2,370	2,370
Yorktown Capital LLC
2.64%, due 04/01/2005	1,419	1,419

Euro Dollar Overnight (2.0%)
Bank of Montreal
2.60%, due 04/04/2005	$11,913	$11,913
BNP Paribas
2.73%, due 04/07/2005	2,366	2,366
Calyon
2.84%, due 04/01/2005	204	204
Keybank
2.84%, due 04/01/2005	2,839	2,839
Royal Bank of Scotland
2.59%, due 04/01/2005	5,214	5,214
Euro Dollar Terms (3.1%)
Bank of Montreal
2.75%, due 04/08/2005	2,366	2,366
Bank of Nova Scotia
2.70%, due 04/11/2005	3,170	3,170
2.73%, due 04/14/2005	2,366	2,366
Barclays
2.79%, due 04/25/2005	4,390	4,390
Branch Banker &Trust
2.74%, due 04/18/2005	2,366	2,366
Calyon
2.77%, due 04/21/2005	689	689
2.77%, due 04/28/2005	3,564	3,564
Citigroup
2.87%, due 06/06/2005	2,366	2,366
Fortis Bank
2.44%, due 04/14/2005	47	47
Rabobank Nederland
2.75%, due 04/27/2005	2,224	2,224
Royal Bank of Canada
2.78%, due 04/29/2005	786	786
Royal Bank of Scotland
2.75%, due 04/19/2005	2,366	2,366
Svenska Handlesbanken
2.63%, due 04/15/2005	2,366	2,366
The Bank of the West
2.79%, due 04/22/2005	473	473
Toronto Dominion Bank
2.75%, due 05/09/2005	70	70
3.01%, due 06/24/2005	10	10
UBS AG
2.81%, due 05/03/2005	980	980
Wells Fargo & Co.
2.79%, due 04/08/2005	2,366	2,366
2.78%, due 04/21/2005	2,366	2,366
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	334	334
Repurchase Agreements (3.8%)(d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $11,639 on 04/01/2005	11,639	11,639
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $23,043 on 04/01/2005	23,043	23,043
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $9,463 on 04/01/2005	9,463	9,463

	Shares	Value
Investment Companies (1.8%)
Money Market Funds (1.8%)
American Beacon Funds
1-day yield of 2.70%	2,838,854	$2,839
BGI Institutional Money Market Fund
1-day yield of 2.79%	11,402,687	11,403
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	1,155,792	1,156
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	3,056,847	3,057
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	3,036,652	3,037
Total Security Lending Collateral (cost: $190,628)		190,628

Total Investment Securities (cost: $1,155,046)		$1,345,241

SUMMARY:
Investments, at value	115.8%	$1,345,241
Liabilities in excess of other assets	(15.8)%	(183,620)
Net assets	100.0%	$1,161,621

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $183,571.

(c)          Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $45,028, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $36,860 or 3.2% of the net assets of the Fund.

Transamerica Equity II

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.2%)
Business Services (10.8%)
eBay, Inc. (a)	12,000	$447
First Data Corp.	22,000	865
Moody’s Corp.	7,500	606
Chemicals & Allied Products (4.0%)
Praxair, Inc.	15,000	718
Communication (6.9%)
Liberty Media International, Inc.-Class A (a)	15,000	656
XM Satellite Radio Holdings, Inc.-Class A (a)	18,000	567
Communications Equipment (5.5%)
QUALCOMM, Inc.	27,000	990
Computer & Data Processing Services (7.7%)
Intuit, Inc. (a)	14,000	613
Microsoft Corp.	31,500	761
Computer & Office Equipment (5.8%)
Lexmark International, Inc. (a)	6,000	480
Sandisk Corp. (a)	20,000	556
Drug Stores & Proprietary Stores (4.2%)
Walgreen Co.	17,000	755
Fabricated Metal Products (3.4%)
Gillette Co. (The)	12,000	606
Hotels & Other Lodging Places (6.0%)
Marriott International, Inc.-Class A	8,500	568
MGM Mirage, Inc. (a)	7,000	496
Insurance (5.3%)
WellPoint, Inc. (a)	7,500	940
Management Services (3.5%)
Paychex, Inc.	19,000	624
Manufacturing Industries (3.0%)
International Game Technology	20,000	533
Medical Instruments & Supplies (3.7%)
Zimmer Holdings, Inc. (a)	8,500	661
Personal Services (3.4%)
Weight Watchers International, Inc. (a)	14,000	602
Pharmaceuticals (7.8%)
Allergan, Inc.	9,500	660
Genentech, Inc. (a)	13,000	736
Retail Trade (4.1%)
Staples, Inc.	23,000	723
Security & Commodity Brokers (2.8%)
Chicago Mercantile Exchange	2,600	504
Transportation & Public Utilities (3.4%)
Expeditors International of Washington, Inc.	11,500	616
Trucking & Warehousing (4.5%)
United Parcel Service, Inc.-Class B	11,000	800
Variety Stores (3.4%)
Wal-Mart Stores, Inc.	12,000	601
Total Common Stocks (cost: $14,822)		17,684

Total Investment Securities (cost: $14,822)		$17,684

SUMMARY:
Investments, at value	99.2%	$17,684
Other assets in excess of liabilities	0.8%	140
Net assets	100.0%	$17,824

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Apparel & Accessory Stores (0.2%)
Ross Stores, Inc.	25,000	$728
Communication (3.8%)
Global Payments, Inc.	225,000	14,510
Computer & Data Processing Services (18.1%)
GTECH Holdings Corp. (a)	890,000	20,942
McAfee, Inc. (b)	335,000	7,558
NAVTEQ Corp. (b)	200,000	8,670
RealNetworks, Inc. (b)	3,784,000	21,872
SkillSoft PLC- ADR (b)	2,928,500	10,777
Computer & Office Equipment (5.1%)
CDW Corp. (a)	35,000	1,984
Sandisk Corp. (b)	630,000	17,514
Electronic & Other Electric Equipment (3.0%)
Gemstar-TV Guide International, Inc. (b)	2,640,000	11,484
Environmental Services (0.4%)
Stericycle, Inc. (b)	33,400	1,476
Furniture & Home Furnishings Stores (4.6%)
Tuesday Morning Corp. (a) (b)	620,000	17,899
Health Services (0.3%)
Lincare Holdings, Inc. (b)	25,100	1,110
Industrial Machinery & Equipment (3.3%)
Graco, Inc.	315,000	12,713
Leather & Leather Products (1.0%)
Coach, Inc. (b)	66,700	3,777
Management Services (5.2%)
ServiceMaster Co. (The)	1,475,000	19,912
Medical Instruments & Supplies (6.0%)
DENTSPLY International, Inc.	32,900	1,790
Techne Corp. (a) (b)	473,000	19,005
Varian Medical Systems, Inc. (a) (b)	72,600	2,489
Paperboard Containers & Boxes (4.5%)
Packaging Corp. of America (a)	714,400	17,353
Personal Credit Institutions (3.7%)
Financial Federal Corp. (a)	405,100	14,328
Personal Services (8.7%)
Jackson Hewitt Tax Service, Inc.	660,000	13,807
Weight Watchers International, Inc. (a) (b)	455,000	19,556
Pharmaceuticals (0.5%)
Henry Schein, Inc. (b)	50,000	1,792
Restaurants (6.2%)
IHOP Corp.	505,000	24,078
Retail Trade (2.9%)
Blue Nile, Inc. (a) (b)	410,000	11,337
Security & Commodity Brokers (4.8%)
BlackRock, Inc. - Class A	245,000	18,358
Stone, Clay & Glass Products (5.1%)
Gentex Corp. (a)	615,000	19,619

Transportation & Public Utilities (10.5%)
CH Robinson Worldwide, Inc. (a)	390,000	$20,097
Expeditors International of Washington, Inc. (a)	380,000	20,349
Total Common Stocks (cost: $321,570)		376,884

	Principal	Value
SECURITY LENDING COLLATERAL (23.5%)
Debt (20.8%)
Bank Notes (2.0%)
Bank of America
2.77%, due 04/18/2005 (c)	$896	$896
2.82%, due 05/16/2005	896	896
2.54%, due 06/01/2005 (c)	1,044	1,044
2.80%, due 06/09/2005 (c)	448	448
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	1,792	1,792
3.01%, due 09/08/2005 (c)	1,344	1,344
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	448	448
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	448	448
3.05%, due 03/10/2006 (c)	448	448
Commercial Paper (6.2%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	896	896
2.69%, due 04/12/2005	1,117	1,117
CIESCO - 144A
2.68%, due 04/20/2005	248	248
Compass Securitization - 144A
2.71%, due 04/11/2005	672	672
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	672	672
Fairway Finance - 144A
2.64%, due 04/01/2005	855	855
2.75%, due 04/12/2005	716	716
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	442	442
2.77%, due 04/18/2005	1,567	1,567
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	672	672
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,563	1,563
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	2,912	2,912
2.95%, due 12/09/2005 (c)	2,822	2,822
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	672	672
2.63%, due 04/11/2005	1,120	1,120
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,547	1,547
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	892	892
2.80%, due 04/20/2005	1,114	1,114
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	891	891

Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	$672	$672
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	1,122	1,122
Yorktown Capital LLC
2.64%, due 04/01/2005	672	672
Euro Dollar Overnight (2.8%)
Bank of Montreal
2.60%, due 04/04/2005	5,640	5,640
BNP Paribas
2.73%, due 04/07/2005	1,120	1,120
Calyon
2.84%, due 04/01/2005	97	97
Keybank
2.84%, due 04/01/2005	1,344	1,344
Royal Bank of Scotland
2.59%, due 04/01/2005	2,468	2,468
Euro Dollar Terms (4.4%)
Bank of Montreal
2.75%, due 04/08/2005	1,120	1,120
Bank of Nova Scotia
2.70%, due 04/11/2005	1,501	1,501
2.73%, due 04/14/2005	1,120	1,120
Barclays
2.79%, due 04/25/2005	2,078	2,078
Branch Banker &Trust
2.74%, due 04/18/2005	1,120	1,120
Calyon
2.77%, due 04/21/2005	326	326
2.77%, due 04/28/2005	1,687	1,687
Citigroup
2.87%, due 06/06/2005	1,120	1,120
Fortis Bank
2.44%, due 04/14/2005	22	22
Rabobank Nederland
2.75%, due 04/27/2005	1,053	1,053
Royal Bank of Canada
2.78%, due 04/29/2005	372	372
Royal Bank of Scotland
2.75%, due 04/19/2005	1,120	1,120
Svenska Handlesbanken
2.63%, due 04/15/2005	1,120	1,120
The Bank of the West
2.79%, due 04/22/2005	224	224
Toronto Dominion Bank
2.75%, due 05/09/2005	33	33
3.01%, due 06/24/2005	5	5
UBS AG
2.81%, due 05/03/2005	464	464
Wells Fargo & Co.
2.79%, due 04/08/2005	1,120	1,120
2.78%, due 04/21/2005	1,120	1,120
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	158	158

Repurchase Agreements (5.4%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $5,511 on 04/01/2005	$5,510	$5,510
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $10,909 on 04/01/2005	10,909	10,909
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,480 on 04/01/2005	4,480	4,480

	Shares	Value
Investment Companies (2.7%)
Money Market Funds (2.7%)
American Beacon Funds
1-day yield of 2.70%	1,343,929	$1,344
BGI Institutional Money Market Fund
1-day yield of 2.79%	5,398,094	5,398
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	547,158	547
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	1,447,128	1,447
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	1,437,567	1,438
Total Security Lending Collateral (cost: $90,245)		90,245

Total Investment Securities (cost: $411,815)		$467,129

SUMMARY:
Investments, at value	121.4%	$467,129
Liabilities in excess of other assets	(21.4)%	(82,343)
Net assets	100.0%	$384,786

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $87,077.

(b)   No dividends were paid during the preceding twelve months.

(c)   Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)   Cash collateral for the Repurchase Agreements, valued at $21,316, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)   Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR       American Depositary Receipt

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $17,450 or 4.5% of the net assets of the Fund.

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (88.4%)
Asset-Backed (8.3%)
CAFCO LLC, 144A
2.49%, due 04/06/2005	$6,000	$5,998
2.66%, due 04/15/2005	6,500	6,493
2.83%, due 05/11/2005	5,500	5,483
2.84%, due 05/13/2005	9,000	8,970
Delaware Funding Corp., 144A
2.56%, due 04/05/2005	6,500	6,498
2.58%, due 04/07/2005	8,000	7,997
2.75%, due 04/15/2005	5,275	5,269
Automotive (0.7%)
Harley-Davidson, Inc., 144A
2.58%, due 04/07/2005	4,150	4,148
Beverages (4.0%)
Anheuser-Busch Cos., Inc.
2.55%, due 04/12/2005	6,795	6,790
2.52%, due 04/13/2005	6,000	5,995
2.53%, due 04/18/2005	10,000	9,988
Business Credit Institutions (9.0%)
Old Line Funding Corp., 144A
2.67%, due 04/21/2005	9,000	8,987
2.78%, due 04/22/2005	10,800	10,782
2.68%, due 04/25/2005	7,100	7,087
Paccar Financial Corp.
2.78%, due 04/29/2005	6,450	6,436
2.65%, due 05/04/2005	7,300	7,282
2.67%, due 05/10/2005	10,100	10,071
Commercial Banks (18.6%)
Bank of America Corp.
2.47%, due 04/05/2005	8,000	7,998
2.92%, due 06/13/2005	10,000	9,941
Barclays U.S. Funding Corp.
2.58%, due 04/07/2005	8,400	8,396
2.71%, due 05/02/2005	7,900	7,882
2.67%, due 05/09/2005	10,000	9,972
Ranger Funding Co. LLC, 144A
2.47%, due 04/04/2005	7,650	7,648
State Street Corp.
2.64%, due 04/01/2005	8,000	8,000
2.78%, due 04/27/2005	9,800	9,780
2.79%, due 05/06/2005	9,000	8,976
UBS Finance Delaware LLC
2.66%, due 04/14/2005	8,200	8,192
2.88%, due 05/25/2005	6,000	5,974
2.91%, due 05/27/2005	12,000	11,946

Department Stores (3.2%)
Wal-Mart Stores, Inc., 144A
2.50%, due 04/12/2005	$7,890	$7,884
2.53%, due 04/19/2005	10,000	9,987
Industrial Machinery & Equipment (2.9%)
Caterpillar Financial Services Corp.
2.61%, due 04/01/2005	8,200	8,200
2.66%, due 05/05/2005	8,375	8,354
Insurance (3.4%)
Metlife Funding, Inc.
2.71%, due 05/20/2005	10,150	10,113
2.65%, due 06/28/2005	9,000	8,942
Oil & Gas Extraction (3.2%)
Total Fina Elf Capital
2.63%, due 04/08/2005	10,000	9,995
2.60%, due 04/20/2005	8,000	7,989
Personal Credit Institutions (14.1%)
American Honda Finance Corp.
2.61%, due 04/13/2005	3,975	3,971
2.62%, due 04/18/2005	5,000	4,994
2.71%, due 04/26/2005	6,488	6,476
2.70%, due 05/04/2005	6,400	6,384
2.83%, due 05/12/2005	5,000	4,984
General Electric Capital Corp.
2.54%, due 04/11/2005	7,700	7,695
2.54%, due 04/12/2005	6,000	5,995
2.66%, due 05/03/2005	6,200	6,185
2.66%, due 05/04/2005	6,700	6,684
Toyota Motor Credit Corp.
2.55%, due 04/13/2005	8,500	8,493
2.55%, due 04/14/2005	8,500	8,492
2.70%, due 04/22/2005	9,300	9,285
Pharmaceuticals (4.7%)
Pfizer, Inc., 144A
2.74%, due 05/16/2005	9,000	8,969
2.75%, due 05/17/2005	9,800	9,766
2.82%, due 05/31/2005	7,900	7,863
Public Administration (3.9%)
Ontario Province
2.40%, due 04/08/2005	7,000	6,997
Quebec Province
2.47%, due 04/04/2005	6,000	5,999
2.80%, due 05/06/2005	8,800	8,776
Security & Commodity Brokers (4.7%)
Goldman Sachs Group, Inc.
2.70%, due 04/11/2005	7,450	7,444
2.72%, due 04/26/2005	9,100	9,083
2.76%, due 04/29/2005	5,500	5,488
2.78%, due 05/11/2005	4,500	4,486
Wholesale Trade Durable Goods (7.7%)
Procter & Gamble Co., 144A
2.57%, due 04/19/2005	11,000	10,986
2.54%, due 04/20/2005	6,625	6,616
2.70%, due 05/16/2005	8,300	8,272
Unilever Capital Corp., 144A
2.75%, due 04/21/2005	12,350	12,331
2.75%, due 04/25/2005	5,500	5,490
Total Commercial Paper (cost: $498,647)		498,647

CERTIFICATES OF DEPOSIT (11.8%)
Canadian Imperial Bank of Commerce
2.77%, due 04/28/2005	$12,300	$12,300
2.70%, due 05/02/2005	7,400	7,400
2.76%, due 05/23/2005	7,500	7,500
Toronto Dominion Bank, Ltd.
2.51%, due 04/04/2005	9,100	9,100
2.75%, due 05/09/2005	7,000	7,000
2.83%, due 05/16/2005	10,000	10,000
Wells Fargo Bank NA
2.80%, due 05/05/2005	13,150	13,150
Total Certificates Of Deposit (cost: $66,450)		66,450

Total Investment Securities (cost: $565,097)		$565,097

SUMMARY:
Investments, at value	100.2%	$565,097
Liabilities in excess of other assets	(0.2)%	(952)
Net assets	100.0%	$564,145

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $173,524 or 30.8% of the net assets of the Fund.

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.6%)
Air Transportation (0.6%)
Delta Airlines, Inc. (a) (b)	600,000	$2,430
Business Services (1.8%)
Equifax, Inc. (b)	240,000	7,366
Chemicals & Allied Products (7.3%)
Georgia Gulf Corp.	160,000	7,357
Lubrizol Corp.	180,000	7,315
Olin Corp.	485,000	10,815
PolyOne Corp. (a)	555,560	4,933
Commercial Banks (5.3%)
Corus Bankshares, Inc.	140,000	6,677
Hibernia Corp.-Class A	237,300	7,596
North Fork Bancorp, Inc.	283,878	7,875
Computer & Data Processing Services (3.2%)
ActivCard Corp. (a)	175,800	1,116
Fair Isaac Corp.	240,000	8,266
Sabre Holdings Corp. (b)	183,200	4,008
Computer & Office Equipment (3.1%)
Hypercom Corp. (a)	725,000	3,429
Storage Technology Corp. (a) (b)	310,000	9,548
Construction (2.9%)
Chemed Corp.	155,000	11,854
Electric, Gas & Sanitary Services (0.7%)
ALLETE, Inc. (b)	66,666	2,790
Electronic & Other Electric Equipment (6.7%)
Acuity Brands, Inc.	300,000	8,100
Genlyte Group, Inc. (a)	130,000	11,696
Helen of Troy, Ltd. (a)	185,000	5,065
Maytag Corp. (b)	200,000	2,794
Electronic Components & Accessories (2.4%)
OSI Systems, Inc. (a) (b)	232,800	4,076
QLogic Corp. (a) (b)	150,000	6,075
Environmental Services (2.1%)
Republic Services, Inc.	265,000	8,872
Food & Kindred Products (1.2%)
Hercules, Inc. (a)	356,600	5,164
Furniture & Fixtures (1.2%)
Furniture Brands International, Inc. (b)	220,000	4,798
Gas Production & Distribution (1.6%)
KeySpan Corp.	175,000	6,820
Health Services (2.1%)
LifePoint Hospitals, Inc. (a) (b)	200,000	8,768
Holding & Other Investment Offices (6.1%)
Annaly Mortgage Management, Inc. REIT (b)	400,000	7,504
Education Realty Trust, Inc. REIT (a)	175,000	2,910
LTC Properties, Inc. REIT	450,000	7,808
Omega Healthcare Investors, Inc. REIT	291,000	3,195
Parkway Properties, Inc. REIT	79,000	3,689

Hotels (2.3%)
Host Marriott Corp. (b)	570,000	$9,439
Industrial Machinery & Equipment (2.6%)
Cooper Cameron Corp. (a)	45,800	2,620
Grant Prideco, Inc. (a)	167,010	4,035
Terex Corp. (a)	95,700	4,144
Insurance (6.4%)
AMBAC Financial Group, Inc.	120,000	8,970
HCC Insurance Holdings, Inc.	245,000	8,859
PartnerRe, Ltd.	135,000	8,721
Management Services (2.1%)
FTI Consulting, Inc. (a)	415,000	8,566
Medical Instruments & Supplies (2.0%)
Orthofix International NV (a)	210,000	8,222
Oil & Gas Extraction (19.2%)
Chesapeake Energy Corp.	502,900	11,034
Global Industries, Ltd. (a)	478,225	4,495
GlobalSantaFe Corp.	260,000	9,630
Harvest Natural Resources, Inc. (a)	250,000	2,973
Noble Energy, Inc. (b)	95,000	6,462
Parker Drilling Co. (a)	902,600	5,190
Patterson-UTI Energy, Inc.	371,240	9,288
Pioneer Drilling Co. (a)	562,500	7,746
Pride International, Inc. (a)	350,000	8,694
Superior Energy Services, Inc. (a)	830,000	14,276
Petroleum Refining (2.4%)
Murphy Oil Corp.	100,000	9,873
Pharmaceuticals (0.5%)
ARIAD Pharmaceuticals, Inc. (a)	360,000	2,016
Primary Metal Industries (1.2%)
Lone Star Technologies, Inc. (a)	125,800	4,960
Radio & Television Broadcasting (0.3%)
Citadel Broadcasting Corp. (a) (b)	89,700	1,232
Retail Trade (1.9%)
Sports Authority, Inc. (The) (a) (b)	280,000	7,700
Savings Institutions (0.9%)
Partners Trust Financial Group, Inc.	350,000	3,710
Telecommunications (2.2%)
Citizens Communications Co. (b)	700,000	9,058
Trucking & Warehousing (4.4%)
Overnite Corp.	199,900	6,395
Yellow Roadway Corp. (a) (b)	206,100	12,065
Wholesale Trade Nondurable Goods (1.9%)
Dean Foods Co. (a)	235,000	8,061
Total Common Stocks (cost: $349,219)		409,143

	Principal	Value
SECURITY LENDING COLLATERAL (21.8%)
Debt (19.3%)
Bank Notes (1.9%)
Bank of America
2.77%, due 04/18/2005 (c)	$899	$899
2.82%, due 05/16/2005	899	899
2.54%, due 06/01/2005 (c)	1,048	1,048
2.80%, due 06/09/2005 (c)	450	450
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	1,798	1,798
3.01%, due 09/08/2005 (c)	1,349	1,349

Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	$450	$450
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	450	450
3.05%, due 03/10/2006 (c)	450	450
Commercial Paper (5.8%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	899	899
2.69%, due 04/12/2005	1,121	1,121
CIESCO - 144A
2.68%, due 04/20/2005	249	249
Compass Securitization - 144A
2.71%, due 04/11/2005	674	674
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	674	674
Fairway Finance - 144A
2.64%, due 04/01/2005	858	858
2.75%, due 04/12/2005	719	719
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	444	444
2.77%, due 04/18/2005	1,572	1,572
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	674	674
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,569	1,569
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	2,922	2,922
2.95%, due 12/09/2005 (c)	2,832	2,832
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	674	674
2.63%, due 04/11/2005	1,124	1,124
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,553	1,553
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	896	896
2.80%, due 04/20/2005	1,118	1,118
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	894	894
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	674	674
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	1,126	1,126
Yorktown Capital LLC
2.64%, due 04/01/2005	674	674
Euro Dollar Overnight (2.6%)
Bank of Montreal
2.60%, due 04/04/2005	5,660	5,660
BNP Paribas
2.73%, due 04/07/2005	1,124	1,124
Calyon
2.84%, due 04/01/2005	97	97
Keybank
2.84%, due 04/01/2005	1,349	1,349
Royal Bank of Scotland
2.59%, due 04/01/2005	2,477	2,477

Euro Dollar Terms (4.0%)
Bank of Montreal
2.75%, due 04/08/2005	$1,124	$1,124
Bank of Nova Scotia
2.70%, due 04/11/2005	1,506	1,506
2.73%, due 04/14/2005	1,124	1,124
Barclays
2.79%, due 04/25/2005	2,086	2,086
Branch Banker &Trust
2.74%, due 04/18/2005	1,124	1,124
Calyon
2.77%, due 04/21/2005	327	327
2.77%, due 04/28/2005	1,693	1,693
Citigroup
2.87%, due 06/06/2005	1,124	1,124
Fortis Bank
2.44%, due 04/14/2005	22	22
Rabobank Nederland
2.75%, due 04/27/2005	1,056	1,056
Royal Bank of Canada
2.78%, due 04/29/2005	373	373
Royal Bank of Scotland
2.75%, due 04/19/2005	1,124	1,124
Svenska Handlesbanken
2.63%, due 04/15/2005	1,124	1,124
The Bank of the West
2.79%, due 04/22/2005	225	225
Toronto Dominion Bank
2.75%, due 05/09/2005	34	34
3.01%, due 06/24/2005	5	5
UBS AG
2.81%, due 05/03/2005	466	466
Wells Fargo & Co.
2.79%, due 04/08/2005	1,124	1,124
2.78%, due 04/21/2005	1,124	1,124
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	159	159
Repurchase Agreements (5.0%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $5,530 on 04/01/2005	5,530	5,530
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $10,949 on 04/01/2005	10,948	10,948
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,496 on 04/01/2005	4,496	4,496

	Shares	Value
Investment Companies (2.5%)
Money Market Funds (2.5%)
American Beacon Funds
1-day yield of 2.70%	1,348,766	$1,349
BGI Institutional Money Market Fund
1-day yield of 2.79%	5,417,521	5,418

Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	549,127	$549
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	1,452,336	1,452
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	1,442,741	1,443
Total Security Lending Collateral (cost: $90,569)		90,569

Total Investment Securities (cost: $439,788)		$499,712

SUMMARY:
Investments, at value	120.4%	499,712
Liabilities in excess of other assets	(20.4)%	$(84,540)
Net assets	100.0%	$415,172

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $86,344.

(c)   Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)   Cash collateral for the Repurchase Agreements, valued at $21,393, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)   Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

REIT       Real Estate Investment Trust

144A       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated  $17,512 or 4.2% of the net assets of the Fund.

Transamerica U.S. Government Securities

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (41.6%)
U.S. Treasury Note
1.50%, due 07/31/2005	$7,000	$6,968
2.75%, due 06/30/2006 (a)	26,500	26,233
3.50%, due 11/15/2006	13,000	12,959
4.38%, due 05/15/2007	3,000	3,033
3.00%, due 02/15/2008 (a)	9,000	8,772
3.38%, due 02/15/2008 (a)	3,000	2,955
3.38%, due 12/15/2008	3,000	2,930
4.75%, due 05/15/2014	4,350	4,432
4.25%, due 11/15/2014	2,000	1,959
U.S. Treasury Bond
5.38%, due 02/15/2031 (a)	15,266	16,638
Total U.S. Government Obligations (cost: $87,406)		86,879

U.S. GOVERNMENT AGENCY OBLIGATIONS (38.0%)
Fannie Mae
4.75%, due 01/02/2007	5,000	5,058
2.38%, due 02/15/2007	5,000	4,857
5.25%, due 08/01/2012	2,000	2,027
Fannie Mae-Conventional Pool
5.00%, due 05/01/2018	2,916	2,917
5.00%, due 04/01/2019	3,169	3,168
6.00%, due 10/01/2033	4,514	4,615
6.00%, due 01/01/2034	2,151	2,199
6.00%, due 01/01/2034	2,972	3,039
6.00%, due 08/01/2034	1,088	1,112
6.00%, due 09/01/2034	2,684	2,744
6.00%, due 10/01/2034	2,276	2,327
Federal Home Loan Bank
3.63%, due 11/14/2008	15,000	14,665
3.00%, due 04/15/2009 (a)	13,000	12,367
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	5,404	5,413
6.00%, due 09/01/2032	944	967
6.00%, due 11/01/2032	1,519	1,557
6.00%, due 03/01/2033	3,504	3,591
6.00%, due 11/01/2033	2,864	2,933
6.00%, due 03/01/2034	1,762	1,804
Ginnie Mae-FHA/VA Pool
6.00%, due 03/20/2034	1,944	1,995
Total U.S. Government Agency Obligations (cost: $81,320)		79,355

CORPORATE DEBT SECURITIES (16.6%)
Amusement & Recreation Services (0.3%)
MGM Mirage
5.88%, due 02/27/2014	750	708
Chemicals & Allied Products (0.5%)
Dow Chemical Co. (The)
7.00%, due 08/15/2005	1,000	1,012
Commercial Banks (1.1%)
RBS Capital Trust I
4.71%, due 12/29/2049 (b)	2,500	2,414
Communications Equipment (1.0%)
Motorola, Inc.
4.61%, due 11/16/2007	2,000	2,005

Holding & Other Investment Offices (0.9%)
iStar Financial, Inc.
4.88%, due 01/15/2009	$2,000	$1,975
Hotels & Other Lodging Places (0.4%)
Park Place Entertainment Corp.
7.00%, due 04/15/2013	750	804
Lumber & Wood Products (1.4%)
Weyerhaeuser Co.
7.38%, due 03/15/2032	2,500	2,923
Metal Mining (1.5%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	2,123	3,127
Oil & Gas Extraction (4.1%)
Chesapeake Energy Corp.
7.50%, due 06/15/2014	1,325	1,401
Husky Oil, Ltd.
8.90%, due 08/15/2028 (c)	2,615	2,904
Nexen, Inc.
5.88%, due 03/10/2035	1,750	1,674
Suncor Energy, Inc.
5.95%, due 12/01/2034	2,400	2,508
Paper & Allied Products (0.6%)
Westvaco Corp.
7.95%, due 02/15/2031	1,000	1,250
Petroleum Refining (1.5%)
Amerada Hess Corp.
7.13%, due 03/15/2033	2,800	3,114
Primary Metal Industries (1.2%)
Noranda, Inc.
6.00%, due 10/15/2015	2,500	2,564
Telecommunications (1.3%)
America Movil SA de CV
5.50%, due 03/01/2014	2,750	2,636
Water Transportation (0.8%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,500	1,704
Total Corporate Debt Securities (cost: $34,717)		34,723

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (2.4%)
U.S. Treasury Bill
2.33%, due 04/14/2005	2,000	1,998
2.69%, due 06/09/2005	3,000	2,985
Total Short-Term U.S. Government Obligations (cost: $4,983)		4,983

SECURITY LENDING COLLATERAL (24.5%)
Debt (21.7%)
Bank Notes (2.1%)
Bank of America
2.77%, due 04/18/2005 (b)	507	507
2.82%, due 05/16/2005	507	507
2.54%, due 06/01/2005 (b)	591	591
2.80%, due 06/09/2005 (b)	254	254
Bear Stearns & Co.
3.01%, due 06/02/2005 (b)	1,015	1,015
3.01%, due 09/08/2005 (b)	761	761
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (b)	254	254
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (b)	254	254
3.05%, due 03/10/2006 (b)	254	254
Commercial Paper (6.5%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	507	507
2.69%, due 04/12/2005	633	633
CIESCO - 144A
2.68%, due 04/20/2005	140	140
Compass Securitization - 144A
2.71%, due 04/11/2005	380	380

Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	$380	$380
Fairway Finance - 144A
2.64%, due 04/01/2005	484	484
2.75%, due 04/12/2005	405	405
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	251	251
2.77%, due 04/18/2005	887	887
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	380	380
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	885	885
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (b)	1,649	1,649
2.95%, due 12/09/2005 (b)	1,598	1,598
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	380	380
2.63%, due 04/11/2005	634	634
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	876	876
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	505	505
2.80%, due 04/20/2005	631	631
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	504	504
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	380	380
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	635	635
Yorktown Capital LLC
2.64%, due 04/01/2005	380	380
Euro Dollar Overnight (2.9%)
Bank of Montreal
2.60%, due 04/04/2005	3,193	3,193
BNP Paribas
2.73%, due 04/07/2005	634	634
Calyon
2.84%, due 04/01/2005	55	55
Keybank
2.84%, due 04/01/2005	761	761
Royal Bank of Scotland
2.59%, due 04/01/2005	1,398	1,398
Euro Dollar Terms (4.5%)
Bank of Montreal
2.75%, due 04/08/2005	634	634
Bank of Nova Scotia
2.70%, due 04/11/2005	850	850
2.73%, due 04/14/2005	634	634
Barclays
2.79%, due 04/25/2005	1,177	1,177
Branch Banker &Trust
2.74%, due 04/18/2005	634	634
Calyon
2.77%, due 04/21/2005	185	185
2.77%, due 04/28/2005	955	955
Citigroup
2.87%, due 06/06/2005	634	634
Fortis Bank
2.44%, due 04/14/2005	13	13
Rabobank Nederland
2.75%, due 04/27/2005	596	596
Royal Bank of Canada
2.78%, due 04/29/2005	211	211
Royal Bank of Scotland
2.75%, due 04/19/2005	634	634
Svenska Handlesbanken
2.63%, due 04/15/2005	634	634

The Bank of the West
2.79%, due 04/22/2005	$127	$127
Toronto Dominion Bank
2.75%, due 05/09/2005	19	19
3.01%, due 06/24/2005	3	3
UBS AG
2.81%, due 05/03/2005	263	263
Wells Fargo & Co.
2.79%, due 04/08/2005	634	634
2.78%, due 04/21/2005	634	634
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	90	90
Repurchase Agreements (5.7%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,120 on 04/01/2005	3,120	3,120
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $6,177 on 04/01/2005	6,177	6,177
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,537 on 04/01/2005	2,537	2,537

	Shares	Value
Investment Companies (2.8%)
Money Market Funds (2.8%)
American Beacon Funds
1-day yield of 2.70%	760,953	$761
BGI Institutional Money Market Fund
1-day yield of 2.79%	3,056,482	3,057
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	309,810	310
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	819,385	819
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	813,972	814
Total Security Lending Collateral (cost: $51,098)		51,098

Total Investment Securities (cost: $259,524)		$257,038

SUMMARY:
Investments, at value	123.1%	$257,038
Liabilities in excess of other assets	(23.1)%	(48,166)
Net assets	100.0%	$208,872

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $50,048.

(b)         Floating or variable rate note. Rate is listed as of March 31, 2005.

(c)          Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the
3-month US$ LIBOR + 550BP, if not called.

(d)         Cash collateral for the Repurchase Agreements, valued at $12,070, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $9,877 or 4.7% of the net assets of the Fund.

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.0%)
U.S. Treasury Note
4.00%, due 06/15/2009 (a)	$700	$697
U.S. Treasury Bond
5.38%, due 02/15/2031 (a)	3,838	4,183
Total U.S. Government Obligations (cost: $4,730)		4,880

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.9%)
Fannie Mae-Conventional Pool
6.00%, due 07/01/2017	3,009	3,109
6.00%, due 01/01/2018	2,988	3,087
5.00%, due 05/01/2018	1,500	1,501
5.00%, due 04/01/2019	1,631	1,631
6.00%, due 05/01/2032	5,786	5,922
6.00%, due 01/01/2033	5,778	5,914
6.00%, due 10/01/2033	1,303	1,332
6.00%, due 01/01/2034	2,650	2,709
6.00%, due 01/01/2034	3,049	3,117
6.00%, due 02/01/2034	5,077	5,191
6.00%, due 02/01/2034	761	778
6.00%, due 08/01/2034	907	927
6.00%, due 10/01/2034	1,976	2,020
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	2,806	2,810
5.50%, due 09/01/2018	2,525	2,580
5.50%, due 11/01/2018	2,852	2,914
5.50%, due 12/01/2018	833	851
7.00%, due 10/01/2028	942	994
6.50%, due 04/01/2029	957	996
6.00%, due 09/01/2032	1,787	1,831
6.00%, due 10/01/2032	6,867	7,037
6.00%, due 03/01/2033	2,323	2,381
6.00%, due 11/01/2033	2,589	2,651
6.00%, due 11/01/2033	2,120	2,171
6.00%, due 03/01/2034	1,848	1,892
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	1,027	1,077
6.00%, due 02/20/2034	1,598	1,640
6.00%, due 08/20/2034	218	223
Total U.S. Government Agency Obligations (cost: $69,877)		69,286

CORPORATE DEBT SECURITIES (18.6%)
Agriculture (0.3%)
Cargill, Inc. 144A
5.00%, due 11/15/2013	1,000	994
Michael Foods, Inc.
8.00%, due 11/15/2013	300	312

Beverages (0.6%)
Bottling Group LLC
2.45%, due 10/16/2006	$2,000	$1,954
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	800	916
Chemicals & Allied Products (0.5%)
Lubrizol Corp.
5.50%, due 10/01/2014	1,250	1,252
Nalco Co.
7.75%, due 11/15/2011	1,000	1,040
Commercial Banks (0.7%)
Abbey National PLC
7.35%, due 06/15/2049 (b)	2,000	2,087
Bank One Corp.
6.88%, due 08/01/2006	1,000	1,037
Wells Fargo & Co.
6.25%, due 04/15/2008	530	556
Communication (0.1%)
Echostar DBS Corp.
5.75%, due 10/01/2008	550	542
Communications Equipment (0.8%)
Motorola, Inc.
4.61%, due 11/16/2007	4,000	4,010
Food & Kindred Products (0.3%)
Sara Lee Corp.
6.95%, due 10/09/2006 (c)	1,000	1,040
Smithfield Foods, Inc.
7.00%, due 08/01/2011	300	307
Food Stores (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	1,075	1,037
Furniture & Fixtures (0.8%)
Lear Corp.
7.96%, due 05/15/2005	3,775	3,793
Holding & Other Investment Offices (1.0%)
EOP Operating, LP
8.38%, due 03/15/2006	3,050	3,171
iStar Financial, Inc.
4.88%, due 01/15/2009	2,000	1,975
Hotels & Other Lodging Places (0.3%)
MGM Mirage
6.00%, due 10/01/2009	1,000	986
Park Place Entertainment Corp.
7.00%, due 04/15/2013	450	483
Insurance (0.7%)
International Lease Finance Corp.
5.63%, due 06/01/2007	1,000	1,026
Wellpoint Health Networks, Inc.
6.38%, due 06/15/2006	2,400	2,461
Lumber & Wood Products (0.9%)
Weyerhaeuser Co.
7.38%, due 03/15/2032	4,000	4,676
Metal Mining (0.5%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	1,813	2,671

Motion Pictures (1.2%)
Time Warner, Inc.
9.13%, due 01/15/2013	$4,000	$4,943
Walt Disney Co.
5.62%, due 12/01/2008	1,000	1,007
Oil & Gas Extraction (1.2%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	1,000	1,030
Evergreen Resources, Inc.
5.88%, due 03/15/2012	1,000	1,017
Husky Oil, Ltd.
8.90%, due 08/15/2028 (d)	2,020	2,243
Nexen, Inc.
5.88%, due 03/10/2035	1,600	1,530
Personal Credit Institutions (0.4%)
General Motors Acceptance Corp.
6.75%, due 01/15/2006	2,000	2,014
Petroleum Refining (1.1%)
Amerada Hess Corp.
7.13%, due 03/15/2033	3,123	3,473
Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	2,050	2,023
Primary Metal Industries (1.3%)
Alcoa, Inc.
4.25%, due 08/15/2007	5,500	5,498
Noranda, Inc.
6.00%, due 10/15/2015	1,000	1,025
Printing & Publishing (2.1%)
Gannett Co., Inc.
5.50%, due 04/01/2007	3,000	3,074
News America Holdings, Inc.
7.75%, due 12/01/2045	2,450	2,878
Viacom, Inc.
7.75%, due 06/01/2005	4,560	4,590
Radio & Television Broadcasting (0.9%)
Chancellor Media Corp.
8.00%, due 11/01/2008	4,050	4,365
Restaurants (0.4%)
Landry’s Restaurants, Inc., 144A
7.50%, due 12/15/2014	1,000	970
Yum! Brands, Inc.
7.70%, due 07/01/2012	1,000	1,163
Security & Commodity Brokers (0.9%)
Credit Suisse First Boston (London), Inc., 144A
7.90%, due 05/01/2049 (e)	2,000	2,131
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,000	1,030
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,139
Telecommunications (0.4%)
America Movil SA de CV
5.50%, due 03/01/2014	2,000	1,917
Transportation & Public Utilities (0.7%)
Magellan Midstream Partners, LP
6.45%, due 06/01/2014	3,100	3,320
Water Transportation (0.2%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	1,000	1,136
Wholesale Trade Nondurable Goods (0.1%)
Domino’s, Inc.
8.25%, due 07/01/2011	729	762
Total Corporate Debt Securities (cost: $92,015)		92,604

	Shares	Value
COMMON STOCKS (65.6%)
Amusement & Recreation Services (1.7%)
Disney (Walt) Co. (The)	286,100	$8,220
Business Credit Institutions (0.1%)
Fannie Mae	6,000	327
Chemicals & Allied Products (3.4%)
Colgate-Palmolive Co.	75,000	3,913
du Pont (E.I.) de Nemours & Co.	125,000	6,405
Praxair, Inc.	132,000	6,318
Commercial Banks (6.0%)
Bank of America Corp.	211,844	9,342
Citigroup, Inc.	205,170	9,220
PNC Financial Services Group, Inc.	110,000	5,663
Wachovia Corp.	67,640	3,444
Wells Fargo & Co.	40,000	2,392
Computer & Data Processing Services (4.4%)
Computer Associates International, Inc.	62	2
Microsoft Corp.	825,000	19,940
Sun Microsystems, Inc. (f)	530,000	2,141
Electric Services (1.2%)
Dominion Resources, Inc. (c)	45,000	3,349
Duke Energy Corp.	92,000	2,577
Electronic & Other Electric Equipment (0.9%)
Cooper Industries, Ltd.-Class A	40,000	2,861
General Electric Co.	50,000	1,803
Electronic Components & Accessories (1.3%)
Intel Corp.	175,000	4,065
Texas Instruments, Inc.	100,000	2,549
Food & Kindred Products (5.1%)
Altria Group, Inc.	325,000	21,252
HJ Heinz Co.	78,500	2,892
Sara Lee Corp.	60,700	1,345
Holding & Other Investment Offices (3.2%)
Plum Creek Timber Co., Inc.	210,000	7,497
Rayonier, Inc.	174,000	8,618
Insurance (0.9%)
American International Group, Inc.	78,925	4,373
Life Insurance (1.1%)
Genworth Financial, Inc.-Class A (c)	190,000	5,229
Lumber & Wood Products (0.6%)
Louisiana-Pacific Corp. (c) (a)	120,000	3,017
Motion Pictures (4.1%)
Time Warner, Inc. (f)	1,170,000	20,533
Oil & Gas Extraction (4.0%)
Anadarko Petroleum Corp.	65,000	4,946
EOG Resources, Inc.	150,000	7,311
Schlumberger, Ltd.	107,500	7,577
Paper & Allied Products (1.3%)
Kimberly-Clark Corp.	95,000	6,244
Petroleum Refining (5.1%)
BP PLC-ADR	200,000	12,480
Exxon Mobil Corp.	100,000	5,960
Marathon Oil Corp.	86,700	4,068
Murphy Oil Corp.	30,000	2,962

Pharmaceuticals (8.3%)
Bristol-Myers Squibb Co. (c)	595,000	$15,149
Merck & Co., Inc.	514,000	16,638
Schering-Plough Corp.	513,920	9,328
Primary Metal Industries (0.5%)
Hubbell, Inc.-Class B	45,000	2,299
Railroads (1.5%)
Union Pacific Corp.	108,700	7,576
Savings Institutions (2.5%)
Washington Mutual, Inc.	314,540	12,424
Security & Commodity Brokers (4.1%)
Alliance Capital Management Holding, LP	134,500	6,342
Jefferies Group, Inc. (c)	175,000	6,594
Raymond James Financial, Inc.	210,525	6,379
T. Rowe Price Group, Inc.	20,000	1,188
Telecommunications (3.3%)
Sprint Corp. (FON Group) (c) (a)	650,000	14,787
Verizon Communications, Inc.	45,000	1,598
Tobacco Products (1.0%)
Loews Corp. - Carolina Group	154,000	5,097
Total Common Stocks (cost: $285,440)		326,234

	Principal	Value
SECURITY LENDING COLLATERAL (7.7%)
Debt (6.8%)
Bank Notes (0.7%)
Bank of America
2.77%, due 04/18/2005 (g)	$377	$377
2.82%, due 05/16/2005	378	378
2.54%, due 06/01/2005 (g)	440	440
2.80%, due 06/09/2005 (g)	189	189
Bear Stearns & Co.
3.01%, due 06/02/2005 (g)	755	755
3.01%, due 09/08/2005 (g)	566	566
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (g)	189	189
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (g)	189	189
3.05%, due 03/10/2006 (g)	189	189
Commercial Paper (2.0%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	378	378
2.69%, due 04/12/2005	471	471
CIESCO - 144A
2.68%, due 04/20/2005	104	104
Compass Securitization - 144A
2.71%, due 04/11/2005	283	283
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	283	283
Fairway Finance - 144A
2.64%, due 04/01/2005	360	360
2.75%, due 04/12/2005	302	302
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	186	186
2.77%, due 04/18/2005	660	660

Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	$283	$283
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	659	659
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (g)	1,227	1,227
2.95%, due 12/09/2005 (g)	1,189	1,189
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	283	283
2.63%, due 04/11/2005	472	472
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	652	652
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	376	376
2.80%, due 04/20/2005	469	469
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	375	375
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	283	283
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	473	473
Yorktown Capital LLC
2.64%, due 04/01/2005	283	283
Euro Dollar Overnight (0.9%)
Bank of Montreal
2.60%, due 04/04/2005	2,376	2,376
BNP Paribas
2.73%, due 04/07/2005	472	472
Calyon
2.84%, due 04/01/2005	41	41
Keybank
2.84%, due 04/01/2005	566	566
Royal Bank of Scotland
2.59%, due 04/01/2005	1,040	1,040
Euro Dollar Terms (1.4%)
Bank of Montreal
2.75%, due 04/08/2005	472	472
Bank of Nova Scotia
2.70%, due 04/11/2005	632	632
2.73%, due 04/14/2005	472	472
Barclays
2.79%, due 04/25/2005	876	876
Branch Banker &Trust
2.74%, due 04/18/2005	472	472
Calyon
2.77%, due 04/21/2005	137	137
2.77%, due 04/28/2005	711	711
Citigroup
2.87%, due 06/06/2005	472	472
Fortis Bank
2.44%, due 04/14/2005	9	9
Rabobank Nederland
2.75%, due 04/27/2005	444	444
Royal Bank of Canada
2.78%, due 04/29/2005	157	157

Royal Bank of Scotland
2.75%, due 04/19/2005	$472	$472
Svenska Handlesbanken
2.63%, due 04/15/2005	472	472
The Bank of the West
2.79%, due 04/22/2005	94	94
Toronto Dominion Bank
2.75%, due 05/09/2005	14	14
3.01%, due 06/24/2005	2	2
UBS AG
2.81%, due 05/03/2005	195	195
Wells Fargo & Co.
2.79%, due 04/08/2005	472	472
2.78%, due 04/21/2005	472	472
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	66	66
Repurchase Agreements (1.8%) (h)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,322 on 04/01/2005	2,322	2,322
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,597 on 04/01/2005	4,596	4,596
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,888 on 04/01/2005	1,888	1,888

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds
1-day yield of 2.70%	566,269	$566
BGI Institutional Money Market Fund
1-day yield of 2.79%	2,274,505	2,275
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	230,547	231
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	609,753	610
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (i)	605,724	606
Total Security Lending Collateral (cost: $38,025)		38,025

Total Investment Securities (cost: $490,087)		$531,029

	Contracts (j)	Value
WRITTEN OPTIONS (-0.3%)
Covered Call Options (0.0%)
Louisiana-Pacific Corp.	500	$(5)
Call Strike $30.00
Expires 05/21/2005
Louisiana-Pacific Corp.	500	(24)
Call Strike $30.00
Expires 08/20/2005
Sprint Corp. (FON Group)	326	(9)
Call Strike $27.50
Expires 08/20/2005

Put Options (-0.3%)
Altria Group, Inc.	1,000	$(55)
Put Strike $40.00
Expires 01/21/2006
Bristol-Myers Squibb Co.	300	(13)
Put Strike $22.50
Expires 09/17/2005
Bristol-Myers Squibb Co.	2,000	(90)
Put Strike $20.00
Expires 01/21/2006
Colgate-Palmolive Co.	100	(10)
Put Strike $45.00
Expires 01/21/2006
Cooper Industries, Ltd.	400	(6)
Put Strike $50.00
Expires 04/16/2005
Cooper Industries, Ltd.	200	(13)
Put Strike $65.00
Expires 07/16/2005
Fannie Mae	200	(63)
Put Strike $55.00
Expires 06/18/2005
Fannie Mae	200	(162)
Put Strike $60.00
Expires 01/21/2006
General Electric Co.	1,000	(100)
Put Strike $35.00
Expires 09/17/2005
Genworth Financial, Inc.	2,000	(40)
Put Strike $25.00
Expires 06/18/2005
GlobalSantaFe Corp.	330	(12)
Put Strike $30.00
Expires 07/16/2005
GlobalSantaFe Corp.	300	(5)
Put Strike $27.50
Expires 07/16/2005
GlobalSantaFe Corp.	1,400	(112)
Put Strike $32.50
Expires 07/16/2005
HJ Heinz Co.	700	(40)
Put Strike $35.00
Expires 09/17/2005
HJ Heinz Co.	800	(80)
Put Strike $35.00
Expires 01/21/2006
Merck & Co., Inc.	3,000	(15)
Put Strike $25.00
Expires 04/16/2005
Merck & Co., Inc.	400	(332)
Put Strike $40.00
Expires 01/21/2006
Microsoft Corp.	2,000	(10)
Put Strike $22.00
Expires 04/16/2005
Sara Lee Corp.	600	(30)
Put Strike $22.50
Expires 04/16/2005
Sara Lee Corp.	800	(82)
Put Strike $22.50
Expires 07/16/2005

Sara Lee Corp.	600	$(35)
Put Strike $20.00
Expires 01/21/2006
Schering-Plough Corp.	650	(39)
Put Strike $15.00
Expires 01/21/2006
Sun Microsystems, Inc.	3,000	(98)
Put Strike $4.00
Expires 07/16/2005
Time Warner, Inc.	2,000	(20)
Put Strike $15.00
Expires 04/16/2005
Union Pacific Corp.	300	(6)
Put Strike $55.00
Expires 08/20/2005
Washington Mutual, Inc.	1,300	(68)
Put Strike $30.00
Expires 01/21/2006
Total Written Options (Premiums: -$3,041)		(1,574)

SUMMARY:
Investments, at value	106.8%	$531,029
Written options	(0.3)%	(1,574)
Liabilities in excess of other assets	(6.5)%	(32,222)
Net assets	100.0%	$497,233

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At March 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities seggregated at March 31, 2005, is $8,634.

(b)         Abbey National PLC has a fixed coupon rate 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.

(c)          At March 31, 2005, all or a portion of this security is on loan.  The value at March 31, 2005, of all securities on loan is $36,662.

(d)         Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the
3-month US$ LIBOR + 550BP, if not called.

(e)          Credit Suisse First Boston (London), Inc.,144A has a fixed coupon rate 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 200BP, if not called.

(f)            No dividends were paid during the preceding twelve months.

(g)         Floating or variable rate note. Rate is listed as of March 31, 2005.

(h)         Cash collateral for the Repurchase Agreements, valued at $8,982, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(i)             Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

(j)             Contract amounts are not in thousands.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities aggregated $11,447 or 2.3% of the net assets of the Fund.

ADR                     American Depositary Receipt

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Ireland (0.1%)
Grafton Group PLC (a)	4,000	$47
Switzerland (0.1%)
Compagnie Financiere Richemont AG-Class A	6,165	194
United Kingdom (0.0%)
Berkeley Group Holdings PLC	1,109	17
Total Convertible Preferred Stocks (cost: $254)		258

PREFERRED STOCKS (0.9%)
Brazil (0.8%)
Aracruz Celulose SA-Class B	6,994	25
Banco Bradesco SA	3,000	87
Banco Itau Holding Financeira SA	382	62
Brasil Telecom Participacoes SA	4,069,000	27
Caemi Mineracao e Metalurgica SA (a)	28,000	26
Centrais Eletricas Brasileiras SA-Class B	1,937,895	25
Cia de Bebidas das Americas	291,961	85
Cia Energetica de Minas Gerais	1,715,000	39
Cia Siderurgica de Tubarao	468,000	29
Cia Vale do Rio Doce-Class A	9,629	260
Embratel Participacoes SA (a)	3,991,872	7
Empresa Brasileira de Aeronautica SA	5,959	47
Gerdau SA	3,000	50
Klabin SA	11,000	18
Petroleo Brasileiro SA	10,000	388
Sadia SA	8,000	13
Tele Centro Oeste Celular Participacoes SA	7,845,329	26
Tele Norte Leste Participacoes SA (a)	5,262	82
Telesp Celular Participacoes SA (a)	7,242,000	17
Usinas Siderurgicas de Minas Gerais SA-Class A	2,000	43
Votorantim Celulose e Papel SA	1,405	18
Germany (0.1%)
Henkel KGaA	737	67
Porsche AG	60	44
ProSieben SAT.1 Media AG	624	12
RWE AG	256	14
Volkswagen AG	759	27
Thailand (0.0%)
Siam Commercial Bank PCL	16,600	21
Total Preferred Stocks (cost: $1,165)		1,559

COMMON STOCKS (82.0%)
Australia (3.7%)
Alumina, Ltd.	29,755	136
Amcor, Ltd.	23,105	128
AMP, Ltd.	15,002	82
Ansell, Ltd.	1,835	14
Australia & New Zealand Banking Group, Ltd.	16,310	260
Australian Gas Light Co., Ltd.	5,245	58
BHP Billiton, Ltd.	92,000	1,272
BlueScope Steel, Ltd.	18,798	126
Boral, Ltd.	15,307	72
Brambles Industries, Ltd.	11,167	69
Coca-Cola Amatil, Ltd.	5,790	38
Coles Myer, Ltd.	12,117	88
Commonwealth Bank of Australia	13,478	364
CSL, Ltd.	808	21
CSR, Ltd.	24,831	47
Foster’s Group, Ltd.	23,028	91
Insurance Australia Group, Ltd.	19,171	94
John Fairfax Holdings, Ltd.	11,317	37

Leighton Holdings, Ltd.	2,026	$16
Lend Lease Corp, Ltd.	5,484	53
Macquarie Bank, Ltd.	2,358	88
Macquarie Infrastructure Group	25,529	71
Mayne Group Limited	10,157	30
National Australia Bank, Ltd.	17,596	386
Newcrest Mining, Ltd.	8,522	115
OneSteel, Ltd.	14,572	29
Orica, Ltd.	7,346	104
Origin Energy, Ltd.	17,423	96
PaperlinX, Ltd.	11,828	38
Patrick Corp., Ltd.	7,068	32
QBE Insurance Group, Ltd.	7,678	88
Rinker Group, Ltd.	24,421	204
Rio Tinto, Ltd. (b)	7,980	279
Santos, Ltd.	13,050	91
Sonic Healthcare, Ltd.	1,548	14
Southcorp, Ltd.	8,034	26
Stockland (a)	393	2
Suncorp-Metway, Ltd.	6,220	93
Tabcorp Holdings, Ltd.	4,577	60
Telstra Corp., Ltd.	24,350	96
Transurban Group	6,394	35
Wesfarmers, Ltd.	4,239	130
Westpac Banking Corp	19,060	281
WMC Resources, Ltd.	29,920	184
Woodside Petroleum, Ltd.	10,411	196
Woolworths, Ltd.	11,150	138
Austria (0.9%)
Bank Austria Creditanstalt AG	1,487	147
Boehler-Uddeholm AG	207	28
Erste Bank der Oesterreichischen Sparkassen AG	10,396	544
Flughafen Wien AG	989	66
IMMOFINANZ Immobilien Anlagen AG (a)	10,046	92
Mayr-Melnhof Karton AG	397	63
OMV AG	900	286
RHI AG (a)	775	24
Telekom Austria AG	5,727	112
Voestalpine AG	442	34
Wienerberger AG	1,130	51
Belgium (1.2%)
AGFA-Gevaert NV	971	34
Bekaert SA	153	13
Belgacom SA (a)	977	40
Delhaize Group	487	33
Dexia (b)	18,356	437
Electrabel SA	407	183
Fortis	25,323	722
InBev	239	8
KBC Bancassurance Holding	2,533	214
Solvay SA	1,236	147
UCB SA	1,721	83
Umicore	332	34
Bermuda (0.3%)
Cheung Kong Infrastructure Holdings, Ltd.	12,000	34
Esprit Holdings, Ltd.	26,500	181
Frontline, Ltd.	800	38
Kerry Properties, Ltd.	16,000	35
Li & Fung Limited	50,000	91
SCMP Group, Ltd.	10,000	4
Ship Finance International, Ltd.	80	2
Ship Finance International, Ltd.-WI (b)	306	6
Yue Yuen Industrial Holdings	13,500	38
Brazil (0.1%)
Brasil Telecom Participacoes SA Rights, Expires TBD (a)	44,596	—	(d)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	500	11
Cia Siderurgica Nacional SA	1,488	35
Souza Cruz SA	3,000	37
Uniao de Bancos Brasileiros SA, GDR	1,300	45
Cayman Islands (0.0%)
Hutchison Telecommunications International, Ltd. (a)	43,000	41
Kingboard Chemicals Holdings Co., Ltd.	8,000	24

China (0.7%)
Aluminum Corp. of China, Ltd.	78,000	$45
Angang New Steel Co.-Class H	22,000	13
Beijing Capital International Airport Co., Ltd.-Class H	32,000	12
Byd Co., Ltd. (a)	3,500	10
China Life Insurance Co., Ltd.-Class H (a)	178,000	119
China Oilfield Services, Ltd.	72,000	25
China Petroleum & Chemical Corp.-Class H	402,000	162
China Shipping Container Lines Co., Ltd.-Class H (a)	51,000	25
China Shipping Development Co., Ltd.-Class H	32,000	28
China Southern Airlines Co., Ltd. (a)	28,000	9
China Telecom Corp., Ltd.-Class H (a)	332,000	116
Datang International Power Generation Co., Ltd.	34,000	25
Huadian Power International Corp.	34,000	9
Huaneng Power International Inc. -Class H	74,000	54
Jiangsu Express	28,000	13
Jiangxi Copper Co., Ltd.	28,000	15
Maanshan Iron & Steel	42,000	15
PetroChina Co., Ltd.-Class H	422,000	262
PICC Property & Casualty Co., Ltd.-Class H (a)	82,000	26
Ping An Insurance Group Co. of China, Ltd. (a)	63,000	100
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	56,000	23
Sinopec Zhenhai Refining & Chemical Co., Ltd.-Class H	34,000	37
Sinotrans, Ltd.-Class H	43,000	12
Weiqiao Textile Co.	8,500	12
Yanzhou Coal Mining Co., Ltd.	28,000	38
Zhejiang Expressway Co., Ltd.-Class H	34,000	24
Denmark (0.5%)
Danske Bank A/S (b)	13,439	390
DSV A/S	300	23
GN Store Nord	4,900	56
ISS A/S (a)	300	24
Novo Nordisk A/S-Class B (b)	5,050	281
Novozymes A/S-Class B	986	48
Tele Danmark A/S	700	30
Vestas Wind Systems A/S (a) (b)	2,700	39
Finland (1.1%)
Fortum OYJ	4,428	86
Kesko OYJ-Class B (b)	2,181	56
Kone OYJ-Class B (a)	740	58
Metso OYJ	4,091	73
Nokia OYJ	59,472	922
Outokumpu OYJ	2,264	40
Sampo OYJ	3,754	55
Stora Enso OYJ	1,920	27
Stora Enso OYJ-Class R (b)	8,624	121
Tietoenator OYJ	1,767	60
UPM-Kymmene OYJ	8,858	196
Uponor OYJ	734	15
Wartsila OYJ-Class B	951	25
France (6.5%)
Accor SA	3,853	189
Air Liquide	1,942	357
Alcatel SA (a)	15,767	191
Alstom (a)	67,550	58
Atos Origin (a)	183	12
Autoroutes du Sud de la France	1,134	58
AXA	26,147	697
BNP Paribas	12,393	878
Bouygues	3,809	151
Business Objects SA (a)	555	15
Cap Gemini SA (a)	1,993	70
Carrefour SA	7,048	374
Casino Guichard Perrachon SA	764	64
Cie de Saint-Gobain	4,617	281
Cie Generale D’Optique Essilor International SA	706	51
CNP Assurances	998	71
Credit Agricole SA	5,140	140
Dassault Systemes SA	517	24
France Telecom SA	12,750	382
Gecina SA	715	82
Groupe Danone	2,627	261
Hermes International	99	20

Imerys SA	768	$58
Klepierre	603	54
Lafarge SA	2,794	271
Lagardere S.C.A.	1,411	107
L’Oreal SA	586	47
LVMH Moet Hennessy Louis Vuitton SA	2,442	183
Michelin (C.G.D.E.)-Class B	1,068	70
Pernod-Ricard	101	14
Peugeot SA	1,217	77
Pinault-Printemps-Redoute SA	635	68
Publicis Groupe	938	29
Renault SA	1,252	112
Sagem SA	1,295	29
Sanofi-Aventis	10,247	864
Schneider Electric SA	3,205	251
Societe BIC SA	831	47
Societe Generale-Class A	4,864	506
Societe Television Francaise 1	1,155	37
Sodexho Alliance SA	2,055	69
Suez SA	10,709	288
Technip SA	199	33
Thales SA	1,838	77
Thomson Multimedia SA	2,434	66
Total SA	9,107	2,132
Unibail	975	116
Valeo SA	978	44
Veolia Environnement	2,430	86
Vinci SA	1,056	152
Vivendi Universal SA (a)	8,819	270
Zodiac SA	175	8
Germany (6.3%)
Adidas-Salomon AG	467	74
Allianz AG	6,463	821
Altana AG	1,209	77
BASF AG	8,796	624
Bayer AG	10,830	358
Bayerische Hypo-und Vereinsbank AG (a)	17,760	435
Beiersdorf AG	1,946	217
Celesio AG	605	49
Commerzbank AG (a)	21,394	464
Continental AG	822	64
DaimlerChrysler AG	5,723	256
Deutsche Bank AG	9,722	839
Deutsche Boerse AG	4,724	355
Deutsche Lufthansa AG (a)	3,466	50
Deutsche Post AG	12,631	308
Deutsche Telekom AG (a) (b)	28,610	571
Douglas Holding AG	274	10
E.ON AG	15,956	1,370
Epcos AG (a)	918	13
Fresenius Medical Care AG	1,101	89
HeidelbergCement AG	969	61
Hypo Real Estate Holding (a)	2,662	111
Infineon Technologies AG (a)	3,822	37
KarstadtQuelle AG (b)	184	2
Lanxess (a)	1,083	22
Linde AG	2,203	151
Man AG	1,627	73
Merck KGaA	948	68
Metro AG	3,003	161
Muenchener Rueckversicherungs AG	988	119
Puma AG Rudolf Dassler Sport	174	44
RWE AG	8,153	493
SAP AG	3,091	498
Schering AG	2,813	187
Siemens AG	11,548	914
ThyssenKrupp AG	4,860	100
TUI AG (b)	2,592	68
Volkswagen AG	1,494	71
Greece (0.4%)
Alpha Bank A.E. (a)	4,440	150
EFG Eurobank Ergasias SA	3,089	96
National Bank of Greece SA	6,722	228
OPAP SA	2,900	85
Titan Cement Co. SA	1,000	33

Hong Kong (2.3%)
Bank of East Asia, Ltd.	40,241	$116
BOC Hong Kong Holdings, Ltd.	110,000	202
Cathay Pacific Airways, Ltd.	32,000	60
Cheung Kong Holdings, Ltd.	44,000	391
CLP Holdings, Ltd.	53,500	305
Hang Lung Properties, Ltd.	56,000	81
Hang Seng Bank, Ltd.	22,500	299
Henderson Land Development	22,000	98
Hong Kong & China Gas	109,000	215
Hong Kong Exchanges and Clearing, Ltd.	33,000	85
HongKong Electric Holdings	41,500	185
Hopewell Holdings, Ltd.	20,000	47
Hutchison Whampoa, Ltd.	61,900	526
Hysan Development Co., Ltd.	20,177	40
Johnson Electric Holdings, Ltd.	47,500	43
MTR Corp.	41,787	64
New World Development, Ltd.	69,826	68
PCCW, Ltd.	109,200	61
Shangri-La Asia, Ltd.	35,071	51
Sino Land Co.	24,761	22
Sun Hung Kai Properties, Ltd.	39,000	354
Swire Pacific, Ltd.-Class A	27,500	218
Techtronic Industries Co.	27,000	60
Television Broadcasts, Ltd.	9,000	45
Wharf Holdings, Ltd.	37,000	117
Ireland (0.6%)
Allied Irish Banks PLC	15,869	332
Bank of Ireland	18,498	292
CRH PLC	8,925	234
DCC PLC	650	15
Elan Corp. PLC (a)	5,550	17
Independent News & Media PLC	3,500	12
Irish Life & Permanent PLC	1,049	19
Italy (2.0%)
Alleanza Assicurazioni SpA	2,461	32
Assicurazioni Generali SpA	5,257	169
Autogrill SpA (a)	2,373	36
Autostrade SpA	4,489	116
Banca Fideuram SpA	2,009	10
Banca Intesa SpA	35,940	182
Banca Intesa SpA RNC	3,509	16
Banca Monte dei Paschi di Siena SpA	3,766	13
Banca Nazionale Del Lavoro SpA (a)	5,325	17
Banca Popolare di Milano Scrl	1,170	11
Banco Popolare di Verona e Novara Scrl	3,614	68
Benetton Group SpA	360	3
Enel SpA	10,712	103
ENI-Ente Nazionale Idrocarburi SpA	39,710	1,033
Fiat SpA (a)	3,985	29
Finmeccanica SpA	97,363	99
Italcementi SpA	815	14
Luxottica Group SpA	1,726	35
Mediaset SpA	4,267	62
Mediobanca SpA	2,018	35
Mediolanum SpA	1,510	10
Pirelli & C SpA	41,605	52
Riunione Adriatica di Sicurta SpA	725	17
Sanpaolo IMI SpA	13,939	218
Seat Pagine Gialle SpA (a)	22,996	10
Telecom Italia SpA	104,548	396
Telecom Italia SpA RNC	67,371	211
TIM SpA	3,823	26
Tiscali SpA (a)	1,598	6
UniCredito Italiano SpA	44,538	261
Japan (20.3%)
77 Bank, Ltd. (The)	6,000	44
Acom Co., Ltd.	1,480	100
Advantest Corp.	1,400	107
Aeon Co., Ltd.	8,500	144
Aeon Credit Service Co., Ltd.	400	27

Aiful Corp.	850	$68
Aiful Corp.-WI (a)	425	33
Ajinomoto Co., Inc. (b)	12,000	146
Alps Electric Co., Ltd.	3,000	48
Amada Co., Ltd.	3,000	18
Asahi Breweries, Ltd.	6,100	79
Asahi Glass Co., Ltd. (b)	20,000	211
Asahi Kasei Corp	20,000	99
Asatsu-DK, Inc.	300	10
Bank of Fukuoka, Ltd. (The)	11,000	69
Bank of Yokohama, Ltd. (The)	23,000	140
Benesse Corp.	600	20
Bridgestone Corp.	17,000	313
Canon, Inc.	15,300	821
Casio Computer Co., Ltd.	7,200	95
Central Japan Railway Co.	26	223
Chiba Bank, Ltd. (The)	14,000	91
Chubu Electric Power Co., Inc. (b)	8,100	195
Chugai Pharmaceutical Co., Ltd.	4,202	65
Citizen Watch Co., Ltd.	5,400	52
Credit Saison Co., Ltd.	2,700	97
CSK Corp.	1,500	62
Dai Nippon Printing Co., Ltd.	8,000	131
Daicel Chemical Industries, Ltd.	1,000	6
Daiichi Pharmaceutical Co., Ltd.	5,200	122
Daikin Industries, Ltd.	2,700	68
Daimaru, Inc.	4,000	36
Dainippon Ink & Chemical, Inc.	7,000	19
Daito Trust Construction Co., Ltd.	1,800	76
Daiwa House Industry Co., Ltd.	11,000	126
Daiwa Securities Group, Inc.	62,000	408
Denki Kagaku Kogyo KK	4,000	14
Denso Corp.	12,100	301
Dowa Mining Co., Ltd.	9,000	61
East Japan Railway Co.	62	333
Ebara Corp.	4,000	18
Eisai Co., Ltd.	5,300	180
Familymart Co., Ltd	1,000	29
Fanuc, Ltd.	3,100	194
Fast Retailing Co., Ltd.	1,700	103
Fuji Photo Film Co., Ltd.	8,500	311
Fujikura, Ltd.	2,000	9
Fujisawa Pharmaceutical Co., Ltd.	5,100	119
Fujitsu, Ltd.	33,000	198
Furukawa Electric Co., Ltd. (The) (a)	11,000	50
Hirose Electric Co., Ltd.	600	61
Hitachi, Ltd.	58,000	360
Hokuhoku Financial Group, Inc.	17,000	52
Honda Motor Co., Ltd.	17,100	857
Hoya Corp.	1,900	209
Isetan Co., Ltd.	3,300	43
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	9,000	15
Itochu Corp.	19,000	96
Itochu Techno-Science Corp.	700	23
Ito-Yokado Co., Ltd.	5,700	228
Japan Airlines System Corp. (b)	14,000	41
Japan Real Estate Investment Corp. REIT	15	122
Japan Tobacco, Inc.	17	189
JFE Holdings, Inc.	9,800	273
JGC Corp.	4,000	44
Joyo Bank, Ltd. (The)	14,000	75
JS Group Corp.	4,100	75
JSR Corp.	2,000	39
Kajima Corp.	18,000	74
Kaneka Corp.	4,000	44
Kansai Electric Power Co. (The), Inc.	15,700	315
Kao Corp.	11,000	253
Kawasaki Heavy Industries, Ltd.	8,000	14
Keihin Electric Express Railway Co., Ltd.	4,000	25
Keio Electric Railway Co., Ltd.	2,000	12
Keyence Corp.	500	116
Kikkoman Corp.	3,000	30
Kintetsu Corp.	27,000	92

Kirin Brewery Co., Ltd.	17,000	$166
Kobe Steel, Ltd.	47,000	83
Komatsu, Ltd.	19,000	143
Konami Corp.	1,800	40
Konica Minolta Holdings, Inc. (b)	8,500	86
Kubota Corp.	24,000	128
Kuraray Co., Ltd.	5,500	49
Kyocera Corp.	3,000	214
Kyowa Hakko Kogyo Co., Ltd.	11	—	(d)
Kyushu Electric Power Co., Inc.	4,500	96
Lawson, Inc.	800	29
Mabuchi Motor Co., Ltd.	400	24
Marubeni Corp.	18,000	58
Marui Co., Ltd.	7,600	102
Matsushita Electric Industrial Co., Ltd.	39,000	575
Matsushita Electric Works, Ltd.	3,000	26
Meiji Seika Kaisha, Ltd.	3,000	15
Meitec Corp.	300	10
Millea Holdings, Inc.	36	524
Minebea Co., Ltd.	3,000	13
Mitsubishi Chemical Corp.	27,000	86
Mitsubishi Corp.	20,000	259
Mitsubishi Electric Corp.	33,000	171
Mitsubishi Estate Co., Ltd. (b)	28,000	326
Mitsubishi Heavy Industries, Ltd.	57,000	152
Mitsubishi Materials Corp.	30,000	72
Mitsubishi Rayon Co., Ltd.	6,000	22
Mitsubishi Tokyo Financial Group, Inc.	86	746
Mitsui & Co., Ltd.	24,000	221
Mitsui Chemicals, Inc.	8,000	45
Mitsui Fudosan Co., Ltd.	24,000	282
Mitsui Mining & Smelting, Co., Ltd.	18,000	80
Mitsui O.S.K. Lines, Ltd.	2,000	13
Mitsui Sumitomo Insurance Co., Ltd.	44,000	404
Mitsui Trust Holdings, Inc.	12,000	119
Mitsukoshi, Ltd.	4,000	21
Mizuho Financial Group, Inc.	141	667
Murata Manufacturing Co., Ltd.	4,200	225
NEC Corp.	30,000	181
NEC Electronics Corp.	400	19
NET One Systems Co., Ltd.	11	28
NGK Insulators, Ltd.	7,000	70
NGK Spark Plug Co., Ltd.	4,000	41
Nidec Corp.	800	100
Nikko Cordial Corp.	19,000	95
Nikon Corp.	5,000	58
Nintendo Co., Ltd.	2,000	218
Nippon Building Fund, Inc. REIT	15	128
Nippon Express Co., Ltd.	14,000	74
Nippon Meat Packers, Inc.	3,000	38
Nippon Mining Holdings, Inc.	3,000	16
Nippon Oil Corp.	28,000	199
Nippon Paper Group, Inc.	46	212
Nippon Sheet Glass Co., Ltd.	4,000	17
Nippon Steel Corp.	126,000	319
Nippon Telegraph & Telephone Corp.	122	534
Nippon Yusen Kabushiki Kaisha	20,000	121
Nissan Chemical Industries, Ltd.	1,000	9
Nissan Motor Co., Ltd.	51,100	524
Nisshin Seifun Group, Inc.	4,000	43
Nissin Food Products Co., Ltd.	1,400	37
Nitto Denko Corp.	4,000	210
Nomura Holdings, Inc.	35,800	501
Nomura Research Institute, Ltd.	1,200	112
NSK, Ltd.	12,000	62
NTN Corp.	7,000	39
NTT Data Corp.	27	93
NTT DoCoMo, Inc.	158	265
Obayashi Corp.	15,000	93
Obic Co., Ltd.	100	20
Oji Paper Co., Ltd.	19,000	107
Oki Electric Industry Co., Ltd.	10,000	42
Olympus Corp.	3,000	70

Omron Corp.	3,700	$81
Onward Kashiyama Co., Ltd.	3,000	44
Oracle Corp.	700	32
Oriental Land Co., Ltd.	1,200	78
ORIX Corp.	1,600	204
Osaka Gas Co., Ltd.	36,000	111
Pioneer Corp.	2,700	49
Promise Co., Ltd.	1,800	123
Resona Holdings, Inc. (a)	86,000	173
Ricoh Co., Ltd.	12,000	206
Rohm Co., Ltd.	1,900	183
Sankyo Co., Ltd.	7,902	167
Sanyo Electric Co., Ltd.	31,000	97
Secom Co., Ltd.	2,500	104
Seiko Epson Corp.	1,600	59
Sekisui Chemical Co., Ltd.	4,000	29
Sekisui House, Ltd.	12,000	128
Seven-Eleven Japan Co., Ltd.	6,040	177
Sharp Corp.	16,000	242
Shimachu Co., Ltd.	1,000	26
Shimamura Co., Ltd.	400	31
Shimano, Inc.	1,500	50
Shimizu Corp.	14,000	72
Shin-Etsu Chemical Co., Ltd.	6,500	246
Shinsei Bank, Ltd.	11,000	63
Shionogi & Co., Ltd.	5,000	69
Shiseido Co., Ltd.	5,000	66
Shizuoka Bank, Ltd. (The)	11,000	111
Showa Denko KK	10,000	26
Showa Shell Sekiyu KK	1,700	17
Skylark Co., Ltd.	2,000	34
SMC Corp.	1,100	125
Softbank Corp. (a) (b)	4,600	190
Sompo Japan Insurance, Inc.	16,000	167
Sony Corp.	13,400	534
Stanley Electric Co., Ltd.	1,000	15
Sumitomo Bakelite Co., Ltd.	1,000	6
Sumitomo Chemical Co., Ltd. (b)	23,000	114
Sumitomo Corp.	15,000	129
Sumitomo Electric Industries, Ltd.	11,000	117
Sumitomo Metal Industries, Ltd.	75,000	135
Sumitomo Metal Mining Co., Ltd.	18,000	136
Sumitomo Mitsui Financial Group, Inc. (b)	114	772
Sumitomo Realty & Development Co., Ltd.	8,000	97
Sumitomo Trust & Banking Co., Ltd. (The)	24,000	157
Taiheiyo Cement Corp.	10,000	28
Taisei Corp.	3,000	11
Taisho Pharmaceutical Co., Ltd.	911	19
Taiyo Yuden Co., Ltd.	1,000	11
Takashimaya Co., Ltd.	7,000	72
Takeda Pharmaceutical Co., Ltd.	17,400	830
Takefuji Corp.	1,300	88
TDK Corp.	2,200	151
Teijin, Ltd.	14,000	60
Terumo Corp.	3,600	109
TIS, Inc.	800	31
Tobu Railway Co., Ltd.	15,000	61
Toho Co., Ltd.	800	13
Tohoku Electric Power Co., Inc.	7,200	133
Tokyo Broadcasting System, Inc.	1,800	35
Tokyo Electric Power Co. (The), Inc.	25,000	607
Tokyo Electron, Ltd.	3,400	194
Tokyo Gas Co., Ltd. (b)	40,000	161
Tokyu Corp.	17,000	89
TonenGeneral Sekiyu KK	1,000	10
Toppan Printing Co., Ltd.	7,000	77
Toray Industries, Inc. (b)	20,000	90
Toshiba Corp.	52,000	217
Tosoh Corp.	8,000	40
Toto, Ltd.	8,000	69
Toyo Seikan Kaisha, Ltd.	2,700	50
Toyota Industries Corp.	1,500	42
Toyota Motor Corp.	49,600	1,847

Trend Micro, Inc.	2,000	$86
UFJ Holdings, Inc. (a)	84	442
Uni-Charm Corp.	400	18
Uniden Corp.	1,000	21
UNY Co., Ltd.	1,000	12
West Japan Railway Co.	4	16
Yahoo! Japan Corp. (a)	30	70
Yahoo! Japan Corp.-WI (a)	30	71
Yamada Denki Co., Ltd.	1,900	100
Yamaha Corp.	1,900	27
Yamanouchi Pharmaceutical Co., Ltd.	6,601	224
Yamato Transport Company Ltd.	4,000	57
Yamazaki Baking Co., Ltd.	1,000	9
Yokogawa Electric Corp.	4,000	54
Luxembourg (0.1%)
Arcelor	7,836	179
Malaysia (0.9%)
AMMB Holdings Berhad	57,200	42
AMMB Holdings Rights, Expires TBD (a)	11,440	4
Berjaya Sports Toto Berhad	30,000	31
British American Tobacco Malaysia Berhad	6,700	77
Commerce Asset Holdings Berhad	54,500	66
Gamuda Berhad	17,100	21
Genting Berhad	14,600	66
Hong Leong Bank Berhad	29,300	40
IOI Corp. Berhad	29,000	68
Kuala Lumpur Kepong Berhad	15,700	27
Magnum Corp. Berhad	26,100	14
Malakoff Berhad	24,000	48
Malayan Banking Berhad	69,300	206
Malaysia International Shipping Corp. Berhad	22,200	95
Maxis Communications Berhad	29,000	72
Nestle (Malaysia) Berhad	4,000	25
OYL Industries Berhad	3,300	31
Petronas Gas Berhad	6,000	11
PLUS Expressways Berhad	67,000	50
Proton Holdings Berhad	11,000	23
Public Bank Berhad	40,800	83
Resorts World Berhad	19,000	47
RHB Capital Berhad	54,000	33
Sime Darby Berhad	56,000	88
SP Setia Berhad	30,300	32
Telekom Malaysia Berhad	34,000	87
Tenaga Nasional Berhad	35,500	95
YTL Corp. Berhad	36,266	54
Netherlands (4.0%)
ABN AMRO Holding NV (a)	29,689	737
Akzo Nobel NV	4,407	201
ASML Holding NV (a) (b)	8,296	140
Corio NV	1,235	69
DSM NV	1,233	87
Euronext NV	2,308	82
European Aeronautic Defense and Space Co.	4,310	129
Heineken NV	9,461	328
ING Groep NV	32,260	975
James Hardie Industries NV	12,239	57
Koninklijke Philips Electronics NV	12,770	352
Oce NV	1,482	24
Reed Elsevier NV	5,931	89
Rodamco Europe NV	1,014	76
Royal Dutch Petroleum Co.	31,979	1,913
Royal KPN NV (b)	19,769	177
STMicroelectronics NV	3,543	59
TPG NV (b)	10,369	295
Unilever NV (b)	8,212	559
Vedior NV	3,961	70
VNU NV	2,191	64
Wereldhave NV	503	52
Wolters Kluwer NV	3,007	55
New Zealand (0.0%)
Carter Holt Harvey, Ltd.	11,175	16
Telecom Corp. of New Zealand, Ltd.	4,880	21

Norway (0.4%)
DnB Nor ASA	6,204	$63
Norsk Hydro ASA	3,438	284
Norske Skogindustrier ASA	1,800	36
Orkla ASA	2,230	82
Statoil ASA	8,600	147
Tandberg ASA	400	4
Telenor ASA	4,000	36
Tomra Systems ASA	2,131	10
Yara International ASA (a)	4,038	61
Portugal (0.2%)
Banco Comercial Portugues SA-Class R	46,026	125
Brisa-Auto Estradas de Portugal SA	5,252	44
Energias de Portugal SA	548	2
Portugal Telecom SGPS SA	8,880	104
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	238	6
Singapore (1.5%)
Ascendas Real Estate Investment Trust REIT	27,000	31
Capitaland, Ltd.	36,000	51
CapitaMall Trust REIT	22,800	28
Chartered Semiconductor Manufacturing, Ltd. (a)	36,000	22
City Developments, Ltd.	20,484	80
ComfortDelgro Corp., Ltd.	60,598	61
Creative Technology, Ltd	1,951	19
DBS Group Holdings, Ltd.	37,788	341
Fraser & Neave, Ltd.	6,000	55
Jardine Cycle & Carriage, Ltd.	4,000	28
Keppel Corp., Ltd.	19,000	125
Keppel Land, Ltd.	13,000	18
Neptune Orient Lines, Ltd.	17,000	38
Oversea-Chinese Banking Corp.	35,784	299
Overseas Union Enterprise, Ltd.	1,494	7
Parkway Holdings, Ltd.	22,000	22
SembCorp Industries, Ltd.	31,508	37
SembCorp Marine, Ltd.	20,000	23
Singapore Airlines, Ltd.	18,000	130
Singapore Exchange, Ltd.	27,713	35
Singapore Land, Ltd.	6,000	19
Singapore Post, Ltd.	47,000	24
Singapore Press Holdings, Ltd.	53,622	148
Singapore Technologies Engineering, Ltd.	45,184	70
Singapore Telecommunications, Ltd.	228,560	357
STATS ChipPAC, Ltd. (a)	35,000	22
United Overseas Bank, Ltd.	40,219	351
United Overseas Land, Ltd.	14,630	19
Venture Corp., Ltd.	7,879	64
Spain (3.0%)
Acciona SA	464	42
Acerinox SA	3,188	52
ACS Actividades de Construccion y Servicios SA	4,066	101
Altadis SA	7,584	310
Amadeus Global Travel Distribution-Class A	5,965	56
Antena 3 de Television SA (a)	179	15
Banco Bilbao Vizcaya Argentaria SA	34,831	567
Banco Popular Espanol SA	1,927	125
Banco Santander Central Hispano SA	48,784	594
Cintra Concesiones de Infraestructuras de Transporte SA (a)	2,511	27
Endesa SA	10,951	246
Fomento de Construcciones y Contratas SA	507	26
Gas Natural SDG SA	16,197	466
Grupo Ferrovial SA	1,036	59
Iberdrola SA	9,472	248
Inditex SA	2,758	83
Indra Sistemas SA	1,279	23
Mobile Telesystems -Sponsored	7,768	176
Repsol YPF SA	13,060	346
Sacyr Vallehermoso SA	1,136	20
Sociedad General de Aguas de Barcelona SA-Class B	2,411	52
Telefonica SA	68,930	1,201
Union Fenosa SA	2,429	72

Sweden (1.9%)
Alfa Laval AB	700	$12
Assa Abloy AB-Class B	5,327	75
Atlas Copco AB-Class A	1,973	95
Atlas Copco AB-Class B	1,300	57
Electrolux AB-Class B	2,840	66
Eniro AB	1,500	18
Getinge AB	2,400	36
Hennes & Mauritz AB-Class B	4,530	156
Holmen AB-Class B	1,250	39
Modern Times Group AB-Class B (a)	450	14
Nordea Bank AB (a)	43,737	443
Sandvik AB	3,291	137
Scania AB-Class B	1,600	68
Securitas AB-Class B	9,606	154
Skandia Forsakrings AB	6,322	32
Skandinaviska Enskilda Banken AB-Class A (a)	7,371	140
Skanska AB-Class B	6,144	74
SKF AB-Class B	1,108	52
Ssab Svenskt Stal AB-Class A	500	12
Svenska Cellulosa AB-Class B	3,300	125
Svenska Handelsbanken AB-Class A (b)	12,360	292
Swedish Match AB	4,600	56
Tele2 AB-Class B	650	22
Telefonaktiebolaget LM Ericsson-Class B	184,673	521
TeliaSonera AB (b)	18,935	113
Volvo AB-Class A	1,709	73
Volvo AB-Class B	3,542	157
WM-data AB-Class B	6,925	17
Switzerland (5.0%)
ABB, Ltd. (a)	32,394	201
Adecco SA	923	51
Ciba Specialty Chemicals AG	1,221	79
Clariant AG (a)	4,169	72
Credit Suisse Group (a) (b)	9,452	406
Geberit AG	76	56
Givaudan	145	93
Holcim, Ltd.	3,167	195
Logitech International SA (a)	516	31
Lonza Group AG (a)	677	41
Nestle SA	7,415	2,030
Nobel Biocare Holding AG	456	96
Novartis AG	30,551	1,426
Roche Holding AG-Genusschein (b)	8,973	962
Schindler Holding AG	164	61
Serono SA-Class B	125	91
SGS SA	77	56
Straumann Holding AG	211	46
Swatch Group AG	808	23
Swatch Group AG-Class B	398	55
Swiss Reinsurance	903	65
Swisscom AG	215	79
Syngenta AG (a)	2,411	252
UBS AG	18,656	1,576
Valora Holding AG	28	6
Zurich Financial Services AG (a)	656	115
Thailand (0.8%)
Advanced Info Service PCL	62,000	158
Bangkok Bank PCL	24,500	63
Bangkok Bank PCL-Foreign Reg	47,200	135
BEC World PCL	62,400	23
Charoen Pokphand Foods PCL	155,500	16
Delta Electronics Thai Public Co., Ltd.	22,100	11
Electricity Generating PCL	11,900	23
Hana Microelectronics PCL	13,300	8
Kasikornbank PCL	39,500	55
Kasikornbank PCL-Foreign Reg	59,200	89
Land and Houses PCL	121,600	26
Land and Houses PCL-Foreign Reg	90,900	20
National Finance PCL	44,600	17
PTT Exploration & Production PCL	7,200	55
PTT PCL	51,700	255
Sahaviriya Steel Industry PCL	293,900	20
Shin Corp. PCL	80,400	81
Siam Cement PCL	11,800	75
Siam Cement PCL-Foreign Reg	21,400	144
Siam City Cement PCL	7,000	50
Siam Commercial Bank PCL	35,000	45
Tisco Finance PCL	26,800	18

United Kingdom (17.2%)
Aegis Group PLC	10,618	$20
Amec PLC	3,470	21
Anglo American PLC	23,315	553
ARM Holdings PLC	11,035	22
Arriva PLC	1,921	19
Associated British Ports Holdings PLC	3,999	36
AstraZeneca PLC	19,134	754
Astro All Asia Networks PLC (a)	42,700	58
Aviva PLC	27,997	336
BAA PLC	16,016	177
BAE Systems PLC	49,487	243
Balfour Beatty PLC	7,976	47
Barclays PLC	78,146	799
Barratt Developments PLC	2,360	29
BBA Group PLC	6,827	39
Bellway PLC	1,058	18
BG Group PLC	50,526	393
BHP Billiton PLC	40,519	544
BOC Group PLC	8,720	168
Boots Group PLC	8,211	97
BP PLC	333,266	3,453
BPB PLC	8,508	80
Brambles Industries PLC	16,219	93
British Airways PLC (a)	7,020	35
British American Tobacco PLC	19,604	346
British Land Co. PLC	11,308	172
British Sky Broadcasting PLC	10,736	118
BT Group PLC	81,467	316
Bunzl PLC	7,077	69
Cable & Wireless PLC	17,483	43
Cadbury Schweppes PLC	27,124	272
Capita Group PLC	19,775	140
Carnival PLC	3,536	194
Centrica PLC	26,985	118
Cobham PLC	1,628	43
Compass Group PLC	42,645	195
Corus Group PLC (a)	60,982	62
Daily Mail and General Trust NV-Class A	3,023	41
De La Rue PLC	8,676	63
Diageo PLC	44,378	625
Dixons Group PLC	18,341	53
Electrocomponents PLC	6,075	28
Emap PLC	2,527	40
EMI Group PLC	7,963	36
Enterprise Inns PLC	7,260	106
Exel PLC	4,966	80
FirstGroup PLC	5,075	33
Friends Provident PLC	20,786	70
GKN PLC	6,509	31
GlaxoSmithKline PLC	67,567	1,548
Group 4 Securicor PLC (a)	9,109	24
GUS PLC	9,076	156
Hammerson PLC	6,201	97
Hanson PLC	12,073	114
Hays PLC	46,522	117
HBOS PLC	46,391	723
Hilton Group PLC	32,905	187
HSBC Holdings PLC	137,012	2,166
Imi PLC	6,362	49
Imperial Chemical Industries PLC	19,405	98
Imperial Tobacco Group PLC	8,322	218
Intercontinental Hotels Group PLC	13,117	153
J Sainsbury PLC	14,582	80
Johnson Matthey PLC	4,430	83
Kelda Group PLC	7,481	85
Kesa Electricals PLC	2,470	14
Kidde PLC	10,644	34
Kingfisher PLC	11,088	60
Land Securities Group PLC	10,120	247

Legal & General Group PLC	69,767	$149
Liberty International PLC	5,467	100
Lloyds TSB Group PLC	67,058	605
LogicaCMG PLC	9,351	31
Marks & Spencer Group PLC	15,883	104
Meggitt PLC	7,608	38
Misys PLC	6,140	26
Mitchells & Butlers PLC	10,845	71
National Express Group PLC	1,908	33
National Grid Transco PLC	45,961	426
Next PLC	2,496	75
Pearson PLC	7,726	94
Peninsular and Oriental Steam Navigation Co. (The)	10,487	57
Persimmon PLC	2,657	38
Pilkington PLC	26,887	60
Prudential PLC	18,878	180
Punch Taverns PLC	5,190	67
Rank Group PLC	12,055	62
Reckitt Benckiser PLC	13,644	434
Reed Elsevier PLC	12,193	126
Rentokil Initial PLC	51,397	157
Reuters Group PLC	14,320	110
Rexam PLC	8,115	73
Rio Tinto PLC	17,580	568
Rolls-Royce Group PLC (a)	28,503	131
Royal & Sun Alliance Insurance Group PLC	28,011	42
Royal Bank of Scotland Group PLC	36,092	1,148
Sage Group PLC	15,418	59
Scottish & Southern Energy PLC	12,656	211
Scottish Power PLC	27,513	213
Serco Group PLC	11,851	55
Severn Trent PLC	6,508	112
Shell Transport & Trading Co. PLC	141,890	1,273
Signet Group PLC	14,749	30
Slough Estates PLC	8,763	81
Smith & Nephew PLC	7,142	67
Smiths Group PLC	8,377	135
Stagecoach Group PLC	7,219	15
Tanjong PLC	10,400	36
Tate & Lyle PLC	9,452	95
Taylor Woodrow PLC	5,774	33
Tesco PLC	82,776	495
Tomkins PLC	14,200	71
Unilever PLC	39,639	392
United Business Media PLC	3,326	33
Vodafone Group PLC	545,918	1,449
Whitbread PLC	6,182	109
William Hill PLC	8,423	88
Wimpey (George) PLC	3,860	32
Wolseley PLC	8,894	186
WPP Group PLC	9,458	108
Yell Group PLC	6,135	55
United States (0.1%)
Synthes, Inc.	959	107
Total Common Stocks (cost: $119,483)		133,921

	Principal	Value
SECURITY LENDING COLLATERAL (4.4%)
Debt (3.9%)
Bank Notes (0.4%)
Bank of America
2.77%, due 04/18/2005 (c)	$71	$71
2.82%, due 05/16/2005	71	71
2.54%, due 06/01/2005 (c)	82	82
2.80%, due 06/09/2005 (c)	35	35
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	141	141
3.01%, due 09/08/2005 (c)	106	106
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	35	35
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	35	35
3.05%, due 03/10/2006 (c)	35	35

Commercial Paper (1.2%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	$71	$71
2.69%, due 04/12/2005	88	88
CIESCO - 144A
2.68%, due 04/20/2005	20	20
Compass Securitization - 144A
2.71%, due 04/11/2005	53	53
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	53	53
Fairway Finance - 144A
2.64%, due 04/01/2005	68	68
2.75%, due 04/12/2005	57	57
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	35	35
2.77%, due 04/18/2005	124	124
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	53	53
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	123	123
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	230	230
2.95%, due 12/09/2005 (c)	223	223
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	53	53
2.63%, due 04/11/2005	88	88
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	122	122
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	70	70
2.80%, due 04/20/2005	88	88
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	70	70
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	53	53
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	89	89
Yorktown Capital LLC
2.64%, due 04/01/2005	53	53
Euro Dollar Overnight (0.5%)
Bank of Montreal
2.60%, due 04/04/2005	445	445
BNP Paribas
2.73%, due 04/07/2005	88	88
Calyon
2.84%, due 04/01/2005	8	8
Keybank
2.84%, due 04/01/2005	106	106
Royal Bank of Scotland
2.59%, due 04/01/2005	195	195
Euro Dollar Terms (0.8%)
Bank of Montreal
2.75%, due 04/08/2005	88	88
Bank of Nova Scotia
2.70%, due 04/11/2005	118	118
2.73%, due 04/14/2005	88	88
Barclays
2.79%, due 04/25/2005	164	164
Branch Banker &Trust
2.74%, due 04/18/2005	88	88
Calyon
2.77%, due 04/21/2005	26	26
2.77%, due 04/28/2005	133	133
Citigroup
2.87%, due 06/06/2005	88	88
Fortis Bank
2.44%, due 04/14/2005	2	2
Rabobank Nederland
2.75%, due 04/27/2005	83	83
Royal Bank of Canada
2.78%, due 04/29/2005	29	29
Royal Bank of Scotland
2.75%, due 04/19/2005	88	88
Svenska Handlesbanken
2.63%, due 04/15/2005	88	88

The Bank of the West
2.79%, due 04/22/2005	$18	$18
Toronto Dominion Bank
2.75%, due 05/09/2005	3	3
3.01%, due 06/24/2005 (d)	0	0
UBS AG
2.81%, due 05/03/2005	37	37
Wells Fargo & Co.
2.79%, due 04/08/2005	88	88
2.78%, due 04/21/2005	88	88
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	13	13
Repurchase Agreements (1.0%) (e)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $435 on 04/01/2005	435	435
Goldman Sachs Group, Inc. (The) 2.92% Repurchased Agreement dated 03/31/2005 to be repurchased at $860 on 04/01/2005	860	860
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $353 on 04/01/2005	353	353

	Shares	Value
Investment Companies (0.5%)
Money Market Funds (0.5%)
American Beacon Funds
1-day yield of 2.70%	105,980	$106
BGI Institutional Money Market Fund
1-day yield of 2.79%	425,685	426
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	43,148	43
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	114,118	114
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (f)	113,364	113
Total Security Lending Collateral (cost: $7,117)		7,117
Total Investment Securities (cost: $128,019)		$142,855

SUMMARY:
Investments, at value	87.5%	$142,855
Other assets in excess of liabilities	12.5%	20,467
Net assets	100.0%	$163,322

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	1,000	06/16/2005	$781	$(13)
British Pound Sterling	1,448	05/09/2005	2,721	9
British Pound Sterling	2,884	06/16/2005	5,499	(70)
Euro Dollar	5,192	06/16/2005	6,939	(193)
Hong Kong Dollar	(21,154)	05/09/2005	(2,721)	8
Japanese Yen	631,747	04/06/2005	6,115	(219)
Japanese Yen	(631,747)	04/06/2005	(6,100)	204
Japanese Yen	699,118	05/09/2005	6,703	(160)
Japanese Yen	(699,118)	05/09/2005	(6,700)	157
Japanese Yen	700,094	05/18/2005	6,762	(206)
Japanese Yen	(700,094)	05/18/2005	(6,685)	129
Japanese Yen	962,695	06/16/2005	9,257	(219)
Singapore Dollar	1,300	06/16/2005	803	(14)
			$23,374	$(587)

FUTURES CONTRACTS (g):

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
CAC 40 10 Euro	38	06/17/2005	$1,971	$(4)
Dax Index	10	06/17/2005	1,414	5
Dow Jones Euro STOXX 50	49	06/17/2005	1,908	4
FTSE 100 Index	62	06/17/2005	6,310	(82)
Hang Seng Index	17	04/28/2005	1,463	(21)
IBEX 35 Index	13	04/15/2005	1,559	3
MSCI Singapore Index	26	04/28/2005	793	(13)
MSCI Taiwan Index	61	04/28/2005	1,506	(6)
SPI 200 Index	10	06/16/2005	798	(28)
Topix Index	82	06/09/2005	9,032	(67)
			$26,754	$(209)

	Percentage of Net Assets	Value
INVESTMENTS BY INDUSTRY
Commercial Banks	15.8%	$25,854
Pharmaceuticals	5.1%	8,287
Petroleum Refining	5.0%	8,191
Telecommunications	4.4%	7,228
Electric Services	3.4%	5,582
Oil & Gas Extraction	3.4%	5,501
Chemicals & Allied Products	2.9%	4,783
Metal Mining	2.3%	3,813
Automotive	2.3%	3,734
Insurance	2.0%	3,297
Electronic Components & Accessories	2.0%	3,251
Business Services	2.0%	3,250
Food & Kindred Products	1.9%	3,113
Communications Equipment	1.6%	2,536
Life Insurance	1.4%	2,207
Real Estate	1.3%	2,064
Industrial Machinery & Equipment	1.1%	1,819
Computer & Data Processing Services	1.1%	1,725

Computer & Office Equipment	1.0%	$1,702
Beer, Wine & Distilled Beverages	1.0%	1,661
Primary Metal Industries	1.0%	1,636
Holding & Other Investment Offices	1.0%	1,618
Lumber & Other Building Materials	0.9%	1,512
Engineering & Management Services	0.9%	1,401
Food Stores	0.8%	1,387
Security & Commodity Brokers	0.8%	1,329
Instruments & Related Products	0.8%	1,265
Tobacco Products	0.8%	1,233
Residential Building Construction	0.7%	1,225
Wholesale Trade Durable Goods	0.7%	1,130
Gas Production & Distribution	0.7%	1,128
Paper & Paper Products	0.7%	1,090
Stone, Clay & Glass Products	0.6%	1,023
Wholesale Trade Nondurable Goods	0.6%	1,007
Motor Vehicles, Parts & Supplies	0.6%	942
Transportation & Public Utilities	0.6%	937
Radio & Television Broadcasting	0.6%	931
Printing & Publishing	0.6%	928
Business Credit Institutions	0.6%	927
Railroads	0.6%	914
Electronic & Other Electric Equipment	0.5%	797
Aerospace	0.5%	768
Department Stores	0.5%	759
Rubber & Misc. Plastic Products	0.4%	694
Restaurants	0.4%	685
Water Transportation	0.4%	653
Construction	0.4%	635
Electric, Gas & Sanitary Services	0.4%	633
Hotels & Other Lodging Places	0.4%	592
Medical Instruments & Supplies	0.3%	549
Personal Credit Institutions	0.3%	536
Retail Trade	0.3%	509
Amusement & Recreation Services	0.3%	468
Shoe Stores	0.3%	447
Specialty- Real Estate	0.2%	391
Misc. General Merchandise Stores	0.2%	371
Public Administration	0.2%	341
Air Transportation	0.2%	325
Metal Cans & Shipping Containers	0.2%	251
Textile Mill Products	0.1%	233
Manufacturing Industries	0.1%	226
Electrical Goods	0.1%	214
Trucking & Warehousing	0.1%	184
Auto Repair, Services & Parking	0.1%	176
Radio, Television & Computer Stores	0.1%	167
Mining	0.1%	152
Communication	0.1%	147
Transportation Equipment	0.1%	114
Agriculture	0.1%	112
Drug Stores & Proprietary Stores	0.1%	97
Furniture & Fixtures	0.0%	69
Apparel Products	0.0%	68
Management Services	0.0%	55
Beverages	0.0%	38
Fabricated Metal Products	0.0%	29
Automotive Dealers & Service Stations	0.0%	28
Health Services	0.0%	22
Educational Services	0.0%	20
Motion Pictures	0.0%	12
Environmental Services	0.0%	10
Investments, at value	83.1%	135,738
Short-Term Investments	4.4%	7,117
Other Assets and Liabilities	12.5%	20,467
Net Assets	100.0%	$163,322

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.
(b)	At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $6,734.
(c)	Floating or variable rate note. Rate is listed as of March 31, 2005.
(d)	Amount rounds to less than $1.
(e)

Cash collateral for the Repurchase Agreements, valued at $1,681, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(f)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.
(g)	At March 31, 2005, cash in the amount of $1,018 is segregated with the custodian to cover margin requirements for open future contracts.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $1,378 or 0.8% of the net assets of the Fund.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
WI	When Issued

Van Kampen Emerging Growth

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.2%)
Aerospace (2.1%)
Lockheed Martin Corp.	65,000	$3,969
Textron, Inc.	55,000	4,104
United Technologies Corp.	55,000	5,591
Air Transportation (1.0%)
FedEx Corp.	70,000	6,576
Amusement & Recreation Services (1.0%)
Disney (Walt) Co. (The)	225,000	6,464
Apparel & Accessory Stores (3.2%)
Abercrombie & Fitch Co.-Class A	115,000	6,583
American Eagle Outfitters	150,000	4,432
Chico’s FAS, Inc. (a) (b)	115,000	3,250
Nordstrom, Inc.	70,000	3,877
Urban Outfitters, Inc. (a)	55,000	2,638
Automotive Dealers & Service Stations (0.3%)
Advance Auto Parts, Inc. (a)	40,000	2,018
Beverages (0.4%)
Constellation Brands, Inc.-Class A (a)	55,000	2,908
Business Credit Institutions (0.5%)
CIT Group, Inc.	85,000	3,230
Business Services (1.2%)
eBay, Inc. (a)	110,000	4,099
Getty Images, Inc. (a) (b)	50,000	3,555
Chemicals & Allied Products (2.1%)
Dow Chemical Co. (The)	115,000	5,733
Lyondell Chemical Co.	110,000	3,071
Monsanto Co.	80,000	5,160
Commercial Banks (1.6%)
Bank of America Corp.	115,000	5,071
Wachovia Corp.	105,000	5,346
Communication (0.6%)
XM Satellite Radio Holdings, Inc.-Class A (a) (b)	115,000	3,622
Communications Equipment (3.9%)
Comverse Technology, Inc. (a)	165,000	4,161
Harris Corp.	90,000	2,938
L-3 Communications Holdings, Inc.	50,000	3,551
Network Appliance, Inc. (a) (b)	110,000	3,043
Nokia Corp.-ADR (a)	330,000	5,092
QUALCOMM, Inc.	95,000	3,482
Rockwell Collins, Inc.	70,000	3,331
Computer & Data Processing Services (11.2%)
Adobe Systems, Inc.	115,000	7,725
Amdocs, Ltd. (a)	55,000	1,562
Autodesk, Inc.	230,000	6,845
Checkfree Corp. (a) (b)	40,000	1,630
Cognizant Technology Solutions Corp. (a)	110,000	5,082
Cognos, Inc. (a)	60,000	2,516
F5 Networks, Inc. (a)	55,000	2,777

Google, Inc.-Class A (a) (b)	35,000	$6,318
Infosys Technologies, Ltd.-ADR (b)	55,000	4,055
Juniper Networks, Inc. (a)	170,000	3,750
Macromedia, Inc. (a)	60,000	2,010
McAfee, Inc. (a)	105,000	2,369
Microsoft Corp.	235,000	5,680
NCR Corp. (a)	110,000	3,711
Oracle Corp. (a)	495,000	6,178
VeriSign, Inc. (a)	110,000	3,157
Yahoo!, Inc. (a)	230,000	7,797
Computer & Office Equipment (4.6%)
Apple Computer, Inc. (a)	350,000	14,584
Dell, Inc. (a)	205,000	7,876
EMC Corp. (a)	350,000	4,312
Jabil Circuit, Inc. (a)	115,000	3,280
Construction (0.6%)
KB Home	35,000	4,111
Department Stores (0.9%)
JC Penney Co., Inc.	110,000	5,711
Drug Stores & Proprietary Stores (0.7%)
CVS Corp.	85,000	4,473
Electric Services (0.5%)
TXU Corp.	40,000	3,185
Electric, Gas & Sanitary Services (0.6%)
Exelon Corp. (b)	80,000	3,671
Electronic & Other Electric Equipment (1.5%)
General Electric Co.	200,000	7,212
Harman International Industries, Inc.	25,000	2,211
Electronic Components & Accessories (6.1%)
Broadcom Corp.-Class A (a) (b)	120,000	3,590
Intel Corp.	330,000	7,666
Marvell Technology Group, Ltd. (a)	215,000	8,243
National Semiconductor Corp. (b)	175,000	3,607
NVIDIA Corp. (a)	115,000	2,732
QLogic Corp. (a)	60,000	2,430
Texas Instruments, Inc.	225,000	5,735
Tyco International, Ltd.	165,000	5,577
Fabricated Metal Products (0.6%)
Gillette Co. (The)	80,000	4,038
Food & Kindred Products (2.5%)
Archer-Daniels-Midland Co. (b)	170,000	4,179
General Mills, Inc.	85,000	4,178
Hershey Foods Corp.	90,000	5,441
Kellogg Co.	60,000	2,596
Furniture & Fixtures (0.4%)
Kinetic Concepts, Inc. (a)	40,000	2,386
Health Services (2.4%)
Caremark Rx, Inc. (a)	145,000	5,768
HCA, Inc.	90,000	4,821
Quest Diagnostics, Inc. (b)	50,000	5,256
Hotels & Other Lodging Places (2.3%)
Boyd Gaming Corp. (b)	45,000	2,347
Las Vegas Sands Corp. (a) (b)	45,500	2,048
Starwood Hotels & Resorts Worldwide, Inc.	115,000	6,903
Wynn Resorts, Ltd. (a) (b)	55,000	3,726
Industrial Machinery & Equipment (1.8%)
Applied Materials, Inc. (a)	235,000	3,819
Eaton Corp.	55,000	3,597
Lam Research Corp. (a) (b)	150,000	4,329

Instruments & Related Products (1.5%)
Cooper Cos., Inc.	35,000	$2,552
Danaher Corp. (b)	65,000	3,472
Rockwell Automation, Inc.	60,000	3,398
Insurance (3.9%)
ACE, Ltd.	40,000	1,651
Aetna, Inc.	100,000	7,495
PacifiCare Health Systems, Inc. (a)	55,000	3,131
UnitedHealth Group, Inc.	135,000	12,876
Insurance Agents, Brokers & Service (0.2%)
Humana, Inc. (a)	40,000	1,278
Iron & Steel Foundries (0.4%)
Precision Castparts Corp.	30,000	2,310
Leather & Leather Products (0.7%)
Coach, Inc. (a)	85,000	4,814
Life Insurance (0.5%)
Prudential Financial, Inc.	60,000	3,444
Medical Instruments & Supplies (1.9%)
Bard, (C.R.) Inc.	60,000	4,085
Becton Dickinson & Co.	75,000	4,382
Lumenis, Ltd. (a)	352	1
St. Jude Medical, Inc. (a)	110,000	3,960
Mining (0.6%)
Peabody Energy Corp.	80,000	3,709
Motion Pictures (1.0%)
Avid Technology, Inc. (a) (b)	30,000	1,624
News Corp., Inc.-Class B (b)	285,000	5,019
Oil & Gas Extraction (5.0%)
Burlington Resources, Inc.	145,000	7,260
Devon Energy Corp.	85,000	4,059
Diamond Offshore Drilling, Inc. (b)	85,000	4,242
ENSCO International, Inc.	85,000	3,201
EOG Resources, Inc.	60,000	2,924
Noble Corp.	85,000	4,778
Patterson-UTI Energy, Inc.	60,000	1,501
Weatherford International, Ltd. (a) (b)	80,000	4,635
Personal Credit Institutions (0.5%)
Capital One Financial Corp. (b)	45,000	3,365
Petroleum Refining (2.1%)
Exxon Mobil Corp.	170,000	10,132
Sunoco, Inc. (b)	35,000	3,623
Pharmaceuticals (8.9%)
Amgen, Inc. (a)	115,000	6,694
Celgene Corp. (a)	70,000	2,384
Genentech, Inc. (a)	60,000	3,397
Genzyme Corp. (a)	85,000	4,865
Gilead Sciences, Inc. (a)	115,000	4,117
GlaxoSmithKline PLC-ADR	75,000	3,444
Johnson & Johnson	230,000	15,447
Novartis AG-ADR	115,000	5,380
Roche Holding AG-ADR	95,000	5,109
Teva Pharmaceutical Industries, Ltd.-ADR	120,000	3,720
Wyeth	85,000	3,585
Primary Metal Industries (0.8%)
Nucor Corp. (b)	90,000	5,180
Printing & Publishing (0.6%)
McGraw-Hill Cos., Inc. (The)	45,000	3,926
Railroads (1.6%)
Burlington Northern Santa Fe Corp.	110,000	5,932
Norfolk Southern Corp.	115,000	4,261

Research & Testing Services (0.3%)
Affymetrix, Inc. (a)	40,000	$1,714
Residential Building Construction (1.0%)
Ryland Group, Inc. (b)	20,000	1,240
Toll Brothers, Inc. (a)	70,000	5,520
Restaurants (2.0%)
McDonald’s Corp.	170,000	5,294
Starbucks Corp. (a)	70,000	3,616
Yum! Brands, Inc.	75,000	3,886
Retail Trade (0.6%)
Staples, Inc.	115,000	3,614
Rubber & Misc. Plastic Products (0.8%)
NIKE, Inc.-Class B	65,000	5,415
Security & Commodity Brokers (3.2%)
American Express Co.	70,000	3,596
Bear Stearns Cos. Inc. (The) (b)	55,000	5,495
Chicago Mercantile Exchange	10,000	1,940
Franklin Resources, Inc.	50,000	3,433
Goldman Sachs Group, Inc. (The)	30,000	3,300
Lehman Brothers Holdings, Inc.	30,000	2,825
Variety Stores (0.6%)
Costco Wholesale Corp.	90,000	3,976
Water Transportation (0.9%)
Carnival Corp.	115,000	5,958
Total Common Stocks (cost: $537,538)		612,879

	Principal	Value
SECURITY LENDING COLLATERAL (9.2%)
Debt (8.2%)
Bank Notes (0.8%)
Bank of America
2.77%, due 04/18/2005 (c)	$595	$595
2.82%, due 05/16/2005	595	595
2.54%, due 06/01/2005 (c)	693	693
2.80%, due 06/09/2005 (c)	297	297
Bear Stearns & Co.
3.01%, due 06/02/2005 (c)	1,190	1,190
3.01%, due 09/08/2005 (c)	892	892
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (c)	297	297
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (c)	297	297
3.05%, due 03/10/2006 (c)	297	297
Commercial Paper (2.5%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	595	595
2.69%, due 04/12/2005	742	742
CIESCO - 144A
2.68%, due 04/20/2005	164	164
Compass Securitization - 144A
2.71%, due 04/11/2005	446	446
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	446	446
Fairway Finance - 144A
2.64%, due 04/01/2005	568	568
2.75%, due 04/12/2005	475	475

Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	$294	$294
2.77%, due 04/18/2005	1,040	1,040
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	446	446
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	1,038	1,038
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (c)	1,933	1,933
2.95%, due 12/09/2005 (c)	1,874	1,874
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	446	446
2.63%, due 04/11/2005	744	744
Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	1,027	1,027
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	593	593
2.80%, due 04/20/2005	740	740
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	591	591
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	446	446
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	745	745
Yorktown Capital LLC
2.64%, due 04/01/2005	446	446
Euro Dollar Overnight (1.1%)
Bank of Montreal
2.60%, due 04/04/2005	3,745	3,745
BNP Paribas
2.73%, due 04/07/2005	744	744
Calyon
2.84%, due 04/01/2005	64	64
Keybank
2.84%, due 04/01/2005	892	892
Royal Bank of Scotland
2.59%, due 04/01/2005	1,639	1,639
Euro Dollar Terms (1.7%)
Bank of Montreal
2.75%, due 04/08/2005	744	744
Bank of Nova Scotia
2.70%, due 04/11/2005	997	997
2.73%, due 04/14/2005	744	744
Barclays
2.79%, due 04/25/2005	1,380	1,380
Branch Banker &Trust
2.74%, due 04/18/2005	744	744
Calyon
2.77%, due 04/21/2005	216	216
2.77%, due 04/28/2005	1,120	1,120
Citigroup
2.87%, due 06/06/2005	744	744
Fortis Bank
2.44%, due 04/14/2005	15	15
Rabobank Nederland
2.75%, due 04/27/2005	699	699

Royal Bank of Canada
2.78%, due 04/29/2005	$247	$247
Royal Bank of Scotland
2.75%, due 04/19/2005	744	744
Svenska Handlesbanken
2.63%, due 04/15/2005	744	744
The Bank of the West
2.79%, due 04/22/2005	149	149
Toronto Dominion Bank
2.75%, due 05/09/2005	22	22
3.01%, due 06/24/2005	3	3
UBS AG
2.81%, due 05/03/2005	308	308
Wells Fargo & Co.
2.79%, due 04/08/2005	744	744
2.78%, due 04/21/2005	744	744
Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	105	105
Repurchase Agreements (2.1%) (d)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $3,659 on 04/01/2005	3,658	3,658
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $7,243 on 04/01/2005	7,243	7,243
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,975 on 04/01/2005	2,974	2,974

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds
1-day yield of 2.70%	892,299	$892
BGI Institutional Money Market Fund
1-day yield of 2.79%	3,584,054	3,584
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	363,285	363
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	960,818	961
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (e)	954,470	954
Total Security Lending Collateral (cost: $59,918)		59,918

Total Investment Securities (cost: $597,456)		$672,797

SUMMARY:
Investments, at value	103.4%	672,797
Liabilities in excess of other assets	(3.4)%	$(22,159)
Net assets	100.0%	$650,638

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $57,900.

(c)          Floating or variable rate note. Rate is listed as of March 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $14,153, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR                     American Depositary Receipt

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $11,586 or 1.8% of the net assets of the Fund.

Van Kampen Large Cap Core

SCHEDULE OF INVESTMENTS

At March 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (0.0%)
Department Stores (0.0%)
Saks, Inc.
8.25%, due 11/15/2008	$1	$1
Total Corporate Debt Securities (cost: $1)		1

	Shares	Value
COMMON STOCKS (97.3%)
Air Transportation (0.2%)
Southwest Airlines Co.	23,400	$333
Amusement & Recreation Services (1.6%)
Disney (Walt) Co. (The)	66,730	1,917
Station Casinos, Inc.	21,400	1,446
Apparel & Accessory Stores (0.4%)
Chico’s FAS, Inc. (a) (b)	33,162	937
Apparel Products (0.5%)
Jones Apparel Group, Inc.	29,600	991
Beverages (1.2%)
Coca-Cola Co. (The)	34,300	1,429
PepsiCo, Inc.	21,698	1,151
Business Credit Institutions (2.2%)
Fannie Mae	7,980	435
Freddie Mac	66,540	4,205
Business Services (4.6%)
ChoicePoint, Inc. (a)	21,000	842
Clear Channel Communications, Inc. (b)	68,760	2,370
eBay, Inc. (a)	113,980	4,247
First Data Corp.	26,600	1,046
Moody’s Corp. (b)	15,800	1,278
Chemicals & Allied Products (3.9%)
Dow Chemical Co. (The)	17,890	892
du Pont (E.I.) de Nemours & Co.	50,700	2,598
Monsanto Co.	50,750	3,273
Procter & Gamble Co.	16,400	869
Rohm & Haas Co.	16,300	782
Commercial Banks (6.0%)
Bank of America Corp.	68,814	3,035
Bank of New York Co., Inc. (The)	28,200	819
Citigroup, Inc.	82,198	3,694
JPMorgan Chase & Co.	24,400	844
PNC Financial Services Group, Inc.	27,440	1,413
SunTrust Banks, Inc.	900	65
Wachovia Corp.	12,281	625
Wells Fargo & Co.	37,900	2,266
Communication (1.0%)
Liberty Media Corp.-Class A	160,900	1,669
Viacom, Inc.-Class B	15,000	522
Communications Equipment (1.8%)
Nokia Corp.-ADR (a)	18,200	281
QUALCOMM, Inc.	94,876	3,477
Telefonaktiebolaget LM Ericsson-ADR (a) (b)	7,500	212

Computer & Data Processing Services (5.8%)
Adobe Systems, Inc. (b)	18,575	$1,248
Affiliated Computer Services, Inc.-Class A (a) (b)	15,200	809
Electronic Arts, Inc. (a)	47,900	2,480
Google, Inc.-Class A (a) (b)	9,650	1,742
Infosys Technologies, Ltd.-ADR (b)	12,100	892
Microsoft Corp.	58,941	1,425
SunGard Data Systems, Inc. (a)	14,485	500
Yahoo!, Inc. (a)	97,380	3,301
Computer & Office Equipment (3.6%)
Apple Computer, Inc. (a)	21,600	900
Cisco Systems, Inc. (a)	19,100	342
Dell, Inc. (a)	126,791	4,871
Hewlett-Packard Co.	37,640	826
International Business Machines Corp.	4,260	389
Jabil Circuit, Inc. (a)	1,288	37
Lexmark International, Inc. (a)	3,863	309
Seagate Technology Inc. - Escrow Shares (a) (d)	36,900	—	(c)
Department Stores (0.5%)
Federated Department Stores, Inc.	8,800	560
May Department Stores Co. (The)	14,700	544
Drug Stores & Proprietary Stores (0.5%)
CVS Corp.	18,607	979
Educational Services (1.5%)
Apollo Group, Inc.-Class A (a) (b)	44,264	3,278
Electric Services (1.9%)
American Electric Power Co., Inc.	24,000	817
Constellation Energy Group, Inc.	16,600	858
Dominion Resources, Inc. (b)	13,400	997
FirstEnergy Corp. (b)	31,810	1,334
Electric, Gas & Sanitary Services (0.3%)
Public Service Enterprise Group, Inc. (b)	11,400	620
Electronic Components & Accessories (1.0%)
Flextronics International, Ltd. (a)	31,800	383
Intel Corp.	3,200	74
Marvell Technology Group, Ltd. (a)	40,900	1,568
Novellus Systems, Inc.	909	24
Fabricated Metal Products (0.6%)
Gillette Co. (The)	25,400	1,282
Food & Kindred Products (4.0%)
Altria Group, Inc.	49,900	3,263
Kraft Foods, Inc.-Class A	43,820	1,448
Unilever NV- NY Shares	31,600	2,162
WM Wrigley Jr. Co.	24,900	1,633
Furniture & Fixtures (0.1%)
Kinetic Concepts, Inc. (a)	5,108	305
Gas Production & Distribution (0.7%)
Questar Corp.	24,700	1,463
Holding & Other Investment Offices (0.9%)
Brascan Corp.-Class A (b)	49,200	1,857
Hotels & Other Lodging Places (1.0%)
Las Vegas Sands Corp. (a) (b)	12,695	571
Wynn Resorts, Ltd. (a) (b)	24,845	1,683
Instruments & Related Products (1.5%)
Alcon, Inc.	28,200	2,518
Eastman Kodak Co. (b)	22,300	726
Insurance (4.5%)
American International Group, Inc.	9,800	543
Assurant, Inc.	9,600	324
Berkshire Hathaway, Inc.-Class B (a)	933	2,665
Chubb Corp. (b)	21,950	1,740
St. Paul Travelers Cos., Inc. (The)	12,300	452
UnitedHealth Group, Inc.	41,750	3,982
Insurance Agents, Brokers & Service (0.7%)
Hartford Financial Services Group, Inc. (The)	6,700	459
Marsh & McLennan Cos., Inc.	35,900	1,092

Leather & Leather Products (0.4%)
Coach, Inc. (a)	17,110	$969
Life Insurance (0.7%)
Genworth Financial, Inc.-Class A	15,900	438
Metlife, Inc.	24,770	969
Lumber & Other Building Materials (0.7%)
Home Depot, Inc. (The)	40,625	1,554
Lumber & Wood Products (1.5%)
Georgia-Pacific Corp.	88,620	3,145
Management Services (1.1%)
Corporate Executive Board Co.	17,400	1,113
Paychex, Inc.	36,500	1,198
Manufacturing Industries (1.3%)
International Game Technology	72,800	1,941
Mattel, Inc.	36,000	769
Medical Instruments & Supplies (1.5%)
Medtronic, Inc.	32,463	1,654
St. Jude Medical, Inc. (a)	21,700	781
Zimmer Holdings, Inc. (a)	10,000	778
Motion Pictures (1.1%)
News Corp., Inc.-Class B (b)	63,250	1,114
Time Warner, Inc. (a)	75,300	1,322
Oil & Gas Extraction (4.3%)
GlobalSantaFe Corp.	17,500	648
Halliburton Co.	72,209	3,123
Petroleo Brasileiro SA-ADR	8,300	319
Petroleo Brasileiro SA-Preference ADR	14,000	619
Schlumberger, Ltd.	5,773	407
Total SA-ADR (b)	13,700	1,606
Transocean, Inc. (a)	3,396	175
Ultra Petroleum Corp. (a)	44,860	2,279
Paper & Allied Products (3.4%)
International Paper Co.	127,100	4,676
Kimberly-Clark Corp.	39,518	2,598
Paper & Paper Products (0.0%)
Neenah Paper, Inc.	1,197	40
Personal Credit Institutions (0.1%)
Capital One Financial Corp.	2,900	217
Petroleum Refining (0.9%)
ConocoPhillips	6,000	647
Suncor Energy, Inc.	34,300	1,379
Pharmaceuticals (10.7%)
AmerisourceBergen Corp. (b)	14,700	842
Bristol-Myers Squibb Co.	150,720	3,837
Genentech, Inc. (a)	39,600	2,242
GlaxoSmithKline PLC-ADR (b)	111,800	5,134
Johnson & Johnson	58,075	3,900
Novartis AG-ADR	23,500	1,099
Pfizer, Inc.	55,200	1,450
Roche Holding AG-ADR	25,620	1,378
Sanofi-Aventis-ADR	14,700	622
Schering-Plough Corp.	60,020	1,089
Wyeth	29,300	1,236
Primary Metal Industries (1.0%)
Alcoa, Inc.	73,200	2,225
Radio & Television Broadcasting (0.4%)
Univision Communications, Inc.-Class A (a)	30,655	849
Restaurants (0.8%)
McDonald’s Corp.	15,710	489
Starbucks Corp. (a)	22,600	1,168
Retail Trade (1.0%)
Amazon.com, Inc. (a) (b)	31,300	1,073
Petsmart, Inc. (b)	35,980	1,034

Security & Commodity Brokers (1.1%)
Franklin Resources, Inc.	16,500	$1,133
Lehman Brothers Holdings, Inc.	6,000	565
Merrill Lynch & Co., Inc.	11,000	623
Telecommunications (5.7%)
America Movil SA de CV-Class L-ADR (b)	39,600	2,043
Nextel Communications, Inc.-Class A (a)	41,100	1,168
SBC Communications, Inc. (b)	138,500	3,281
Sprint Corp. (FON Group) (b)	101,570	2,311
Verizon Communications, Inc.	98,130	3,484
Transportation & Public Utilities (0.5%)
CH Robinson Worldwide, Inc. (b)	20,985	1,081
Variety Stores (4.0%)
Costco Wholesale Corp.	19,000	839
Sears Holdings Corp. (a) (b)	12,900	1,717
Wal-Mart Stores, Inc.	118,325	5,929
Water Transportation (2.0%)
Carnival Corp.	81,900	4,243
Wholesale Trade Durable Goods (0.6%)
Patterson Cos., Inc. (a) (b)	26,700	1,334
Total Common Stocks (cost: $195,413)		208,134

	Principal	Value
SECURITY LENDING COLLATERAL (16.4%)
Debt (14.6%)
Bank Notes (1.4%)
Bank of America
2.77%, due 04/18/2005 (e)	$349	$349
2.82%, due 05/16/2005	349	349
2.54%, due 06/01/2005 (e)	407	407
2.80%, due 06/09/2005 (e)	175	175
Bear Stearns & Co.
3.01%, due 06/02/2005 (e)	699	699
3.01%, due 09/08/2005 (e)	524	524
Canadian Imperial Bank of Commerce
3.01%, due 11/04/2005 (e)	175	175
Credit Suisse First Boston Corp.
2.73%, due 09/09/2005 (e)	175	175
3.05%, due 03/10/2006 (e)	175	175
Commercial Paper (4.4%)
Blue Ridge Asset Funding Corp. - 144A
2.66%, due 04/06/2005	349	349
2.69%, due 04/12/2005	436	436
CIESCO - 144A
2.68%, due 04/20/2005	97	97
Compass Securitization - 144A
2.71%, due 04/11/2005	262	262
Delaware Funding Corp. - 144A
2.70%, due 04/12/2005	262	262
Fairway Finance - 144A
2.64%, due 04/01/2005	333	333
2.75%, due 04/12/2005	279	279
Falcon Asset Securitization Corp. - 144A
2.73%, due 04/13/2005	172	172
2.77%, due 04/18/2005	611	611
Jupiter Securitization Corp. - 144A
2.73%, due 04/12/2005	262	262
Lexington Parker Capital Corp. - 144A
2.71%, due 04/06/2005	609	609
Morgan Stanley Dean Witter & Co.
2.96%, due 06/10/2005 (e)	1,135	1,135
2.95%, due 12/09/2005 (e)	1,100	1,100
Paradigm Funding LLC - 144A
2.69%, due 04/04/2005	262	262
2.63%, due 04/11/2005	436	436

Park Avenue Receivables Corp. - 144A
2.64%, due 04/01/2005	$603	$603
Preferred Receivables Funding - 144A
2.74%, due 04/05/2005	348	348
2.80%, due 04/20/2005	434	434
Sheffield Receivables Corp. - 144A
2.76%, due 04/15/2005	347	347
Sigma Finance Corp. - 144A
2.61%, due 04/08/2005	262	262
Silver Tower US Funding - 144A
2.78%, due 04/21/2005	437	437
Yorktown Capital LLC
2.64%, due 04/01/2005	262	262
Euro Dollar Overnight (1.9%)
Bank of Montreal
2.60%, due 04/04/2005	2,198	2,198
BNP Paribas
2.73%, due 04/07/2005	436	436
Calyon
2.84%, due 04/01/2005	38	38
Keybank
2.84%, due 04/01/2005	524	524
Royal Bank of Scotland
2.59%, due 04/01/2005	962	962
Euro Dollar Terms (3.1%)
Bank of Montreal
2.75%, due 04/08/2005	436	436
Bank of Nova Scotia
2.70%, due 04/11/2005	585	585
2.73%, due 04/14/2005	437	437
Barclays
2.79%, due 04/25/2005	810	810
Branch Banker &Trust
2.74%, due 04/18/2005	437	437
Calyon
2.77%, due 04/21/2005	127	127
2.77%, due 04/28/2005	658	658
Citigroup
2.87%, due 06/06/2005	437	437
Fortis Bank
2.44%, due 04/14/2005	9	9
Rabobank Nederland
2.75%, due 04/27/2005	410	410
Royal Bank of Canada
2.78%, due 04/29/2005	145	145
Royal Bank of Scotland
2.75%, due 04/19/2005	437	437
Svenska Handlesbanken
2.63%, due 04/15/2005	437	437
The Bank of the West
2.79%, due 04/22/2005	87	87
Toronto Dominion Bank
2.75%, due 05/09/2005	13	13
3.01%, due 06/24/2005	2	2
UBS AG
2.81%, due 05/03/2005	181	181
Wells Fargo & Co.
2.79%, due 04/08/2005	437	437
2.78%, due 04/21/2005	437	437

Promissory Notes (0.0%)
Goldman Sachs Group, Inc. (The)
2.84%, due 06/27/2005	$62	$62
Repurchase Agreements (3.8%) (f)
Credit Suisse First Boston Corp. 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $2,148 on 04/01/2005	2,148	2,148
Goldman Sachs Group, Inc. (The) 2.92% Repurchase Agreement dated 03/31/2005 to be repurchased at $4,253 on 04/01/2005	4,252	4,252
Morgan Stanley Dean Witter & Co. 2.98% Repurchase Agreement dated 03/31/2005 to be repurchased at $1,746 on 04/01/2005	1,746	1,746

	Shares	Value
Investment Companies (1.8%)
Money Market Funds (1.8%)
American Beacon Funds
1-day yield of 2.70%	523,882	$524
BGI Institutional Money Market Fund
1-day yield of 2.79%	2,104,251	2,104
Goldman Sachs Financial Square Prime Obligations Fund
1-day yield of 2.59%	213,290	213
Merrill Lynch Premier Institutional Fund
1-day yield of 2.53%	564,110	564
Merrimac Cash Fund, Premium Class
1-day yield of 2.52% (g)	560,383	560
Total Security Lending Collateral (cost: $35,179)		35,179

Total Investment Securities (cost: $230,593)		$243,314

SUMMARY:
Investments, at value	113.7%	$243,314
Liabilities in excess of other assets	(13.7)%	(29,313)
Net assets	100.0%	$214,001

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         At March 31, 2005, all or a portion of this security is on loan. The value at March 31, 2005, of all securities on loan is $34,326.

(c)          Value is less than $1.

(d)         Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Directors.

(e)          Floating or variable rate note. Rate is listed as of March 31, 2005.

(f)            Cash collateral for the Repurchase Agreements, valued at $8,309, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 10.00% and 04/01/2005 - 09/30/2053, respectively.

(g)         Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities aggregated $6,801 or 3.2% of the net assets of the Fund.

ADR                     American Depositary Receipt

Item 2. Controls and Procedures.

(a)   Based on their evaluation of registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of March 31, 2005, registrant’s principal executive officer and principal financial officer found registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   There have been no significant changes in registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AEGON/Transamerica Series Fund, Inc.
(n/k/a AEGON/Transamerica Series Trust)
(Registrant)

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date: May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
President and Chief Executive Officer
Date:	May 20, 2005

By:	/s/ Kim D. Day
Senior Vice President, Treasurer and Chief Financial Officer
Date:	May 20, 2005